UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-58431
Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code:	(610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2014 – June 30, 2014
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2014

Vanguard Balanced Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	27
Trustees Approve Advisory Arrangement.	29
Glossary.	30

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	5.71%
Admiral™ Shares	5.77
Signal® Shares	5.74
Institutional Shares	5.77
Balanced Composite Index	5.83
Mixed-Asset Target Allocation Growth Funds Average	5.47

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance December 31, 2013, Through June 30, 2014

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$27.52	$28.84	$0.245	$0.000
Admiral Shares	27.52	28.84	0.262	0.000
Signal Shares	27.23	28.53	0.258	0.000
Institutional Shares	27.52	28.84	0.263	0.000

1

Chairman’s Letter

Dear Shareholder,

When 2014 began, bonds were mired in a slump and stocks were about to hit a rough patch of their own. Despite some challenges, however, both asset classes rallied and finished the half year with strong gains.

Reflecting the positive outcome for stocks and bonds, Vanguard Balanced Index Fund returned almost 6% for the six months ended June 30, 2014. The performance was in line with its benchmark, the Balanced Composite Index, and a tick ahead of the average return of its peers.

The Balanced Index Fund’s stocks—which make up about 60% of the portfolio’s assets and track the performance of the entire U.S. stock market as represented by the CRSP US Total Market Index—returned about 7%. The fund’s bond portion—which constitutes about 40% of assets and tracks the broad U.S. taxable bond market as represented by the Barclays U.S. Aggregate Float Adjusted Index—returned about 4%.

As of June 30, the fund’s 30-day SEC yield for Investor Shares was 1.62%, down from 1.74% on December 31, 2013. Yields for the other share classes were somewhat higher, a result of their lower costs.

2

After starting the period slowly, stocks pushed higher
Although U.S. stocks began the half year the top performers, followed by stocks of developed markets in Europe and then those of the Pacific region.

with a January decline, they advanced in each of the next five months. Stocks were notably resilient, surging after dips caused by turmoil in Iraq and conflict in Ukraine.

Citing the U.S. economy’s progress, the Federal Reserve since January has steadily trimmed its stimulative monthly bond-buying. At the same time, investors have been reassured by the Fed’s decision to keep interest rates low for an extended period.

International stocks overall returned nearly 6%. Emerging-market stocks, which have rebounded sharply in recent months, were

The period was strong for bonds as yields dropped and prices rose
Bond prices spent most of the six months regaining the ground they lost in 2013. Over the period, the broad U.S. taxable bond market returned 3.93%. The yield of the benchmark 10-year Treasury note ended June at 2.54%, down from almost 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 6.00% amid support from the broad bond market rally, investors’ greater appetite for tax-exempt income, and a decline in new issues.

Market Barometer

			Total Returns
		Periods Ended June 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	7.27%	25.35%	19.25%
Russell 2000 Index (Small-caps)	3.19	23.64	20.21
Russell 3000 Index (Broad U.S. market)	6.94	25.22	19.33
FTSE All-World ex US Index (International)	5.75	21.93	11.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	3.93%	4.37%	4.85%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.00	6.14	5.81
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

CPI
Consumer Price Index	2.27%	2.07%	2.02%

3

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 5.59%.

In June, the European Central Bank made the unprecedented move of lowering a key interest rate below zero, to –0.10%, in an effort to avert deflation and induce banks to lend and thus fuel economic growth.

Although the period was strong worldwide for bonds, it’s worth remembering that the current low yields imply lower future returns: As yields drop, the scope for further declines—and increases in prices—diminishes.

Returns remained tiny for money market funds and savings accounts because of the Fed’s target of 0%–0.25% for short-term interest rates.

All capitalizations, categories fueled fund’s stock performance
Vanguard Balanced Index Fund’s stock portfolio, which invests across all market capitalizations and style segments, benefited from this broad diversification and the market’s mostly balanced strength over the period.

Mid-cap stocks surpassed their large- and small-cap counterparts, and value stocks trumped growth. But all joined in the stock market’s solid showing, and your fund’s stocks were well positioned to participate,

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Signal	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Balanced Index Fund	0.24%	0.09%	0.09%	0.08%	0.97%

The fund expense ratios shown are from the prospectus dated March 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the fund’s annualized expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09%
for Signal Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson
Reuters Company, and captures information through year-end 2013.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

with their wide exposure to the different capitalizations and categories. Your fund’s stock diversification also served it well on a sector basis: None of the ten industry sectors subtracted from results.

The technology sector, the fund’s second largest, contributed the most to the return. Some of the nation’s largest hardware, software, semiconductor, and internet companies thrived over the period. Health care stocks also excelled. Productive pipelines for new medicines and the forecast of few patent expirations have helped biotechnology and pharmaceutical giants.

The energy sector was also a strong area for the fund. Several factors helped oil and gas producers: geopolitical tensions in different parts of the globe that pressured supply, demand for natural gas during the severe U.S. winter, and the developing world’s growing reliance on oil. Financials, the fund’s largest sector, returned about 5%, as real estate investment trusts and a few banks offset some weakness among consumer finance and investment services firms.

Surprise rally for bonds offered solid support
The investment environment for bonds over the six months was far different from the one that existed in 2013, when yields rose and prices declined after the Fed said it would likely reduce its stimulative bond-buying program.

Bonds experienced several months of volatility and overall negative returns last year; the Fed followed through on its plan and began winding down its purchases in January. (After the period’s close, the Fed revealed it would end the bond-buying program in October.) Despite regular withdrawals of stimulus over the recent half year, bond prices, in general, unexpectedly rose and yields drifted lower.

Investors who exited the bond market in the second half of 2013 or sought safety in short-term maturities in anticipation of the Fed’s tapering its purchases missed out on the strong recovery that began early this year, particularly among longer-dated and lower-rated bonds. Various developments were behind the recovery, including winter-related weakness in the U.S. economy, slowing growth in China, strife in Iraq and Ukraine, and more accommodative monetary policies from central banks across the world.

Government bonds returned 2.67%, with Treasuries slightly outpacing agency bonds. Investment-grade corporate bonds returned 5.68% as investors were willing to embrace more risk in their search for income.

Don’t let complacency set your portfolio adrift
At Vanguard, we often warn investors against letting their emotions become entangled with their investments. When the financial markets are in turmoil, for

5

example, we’ll caution investors not to let fear lead to rash decisions. But complacency can also stand in the way of achieving your financial goals. And lately, conditions have been ripe for complacency.

Volatility, a hallmark of stock investing, seemed to have vanished during the half year, and returns were robust. In the more than five years since its March 2009 bottom, the broad U.S. stock market, as measured by the Russell 3000 Index, produced average annual returns of about 26%. That’s more than double the market’s historical average annual return. And in recent weeks, several indexes have reached all-time highs.

The investment winds don’t always blow so favorably, of course. While the smooth sailing lasts, however, it creates risks of its own: In such a calm climate, it can be easy to lose sight of fundamentals, especially the importance of rebalancing. Without rebalancing—periodically adjusting your asset allocation so that it stays in line with your goals and risk tolerance—you can end up with a portfolio that’s very different from, and potentially riskier than, the one you intended to have. A potential advantage of the Balanced Index Fund is that it’s regularly rebalanced for you to its target allocation.

Whether the market’s moving up, down, or sideways, we always encourage our clients to stay focused on Vanguard’s four keys for investment success: goals, balance, cost, and discipline. (You can read more about our principles in Vanguard’s Principles for Investment Success, available at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 18, 2014

6

Balanced Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBASX	VBAIX
Expense Ratio[1]	0.24%	0.09%	0.09%	0.08%
30-Day SEC Yield	1.62%	1.76%	1.76%	1.77%

Equity and Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,409	3,720
Median Market Cap	$45.5B	$44.7B
Price/Earnings Ratio	20.8x	20.9x
Price/Book Ratio	2.7x	2.7x
Return on Equity	17.7%	17.5%
Earnings Growth
Rate	14.4%	14.2%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	41%	—
Short-Term Reserves	2.3%	—

Fixed Income Characteristics
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	5,439	8,523
Yield to Maturity
(before expenses)	2.1%	2.2%
Average Coupon	3.2%	3.3%
Average Duration	5.6 years	5.6 years
Average Effective
Maturity	7.7 years	7.6 years

Total Fund Volatility Measures
	Balanced
	Composite	CRSP US Total
	Index	Market Index
R-Squared	1.00	0.98
Beta	1.00	0.57
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer Hardware	2.6%
Exxon Mobil Corp.	Integrated Oil & Gas	2.0
Google Inc.	Internet	1.5
Microsoft Corp.	Software	1.4
Johnson & Johnson	Pharmaceuticals	1.4
Wells Fargo & Co.	Banks	1.3
General Electric Co.	Diversified Industrials	1.2
Chevron Corp.	Integrated Oil & Gas	1.1
Berkshire Hathaway Inc.	Reinsurance	1.1
JPMorgan Chase & Co.	Banks	1.0
Top Ten		14.6%
Top Ten as % of Total Net Assets		8.8%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated March 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares,
and 0.08% for Institutional Shares.

7

Balanced Index Fund

Fund Asset Allocation

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	3.1%	3.1%
Consumer Goods	9.8	9.8
Consumer Services	13.0	12.9
Financials	18.4	18.4
Health Care	12.2	12.2
Industrials	12.9	12.9
Oil & Gas	9.7	9.8
Technology	15.4	15.4
Telecommunications	2.2	2.2
Utilities	3.3	3.3

Sector Diversification (% of fixed income portfolio)
Asset-Backed	2.9%
Finance	8.3
Foreign	5.8
Government Mortgage-Backed	21.1
Industrial	14.7
Treasury/Agency	43.1
Utilities	3.1
Other	1.0

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed income portfolio)
U.S. Government	63.6%
Aaa	5.8
Aa	4.1
A	12.9
Baa	13.6

Credit-quality ratings are obtained from Barclays and are generally from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. For more information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	11/9/1992	16.23%	13.50%	2.69%	4.54%	7.23%
Admiral Shares	11/13/2000	16.39	13.66	2.82	4.54	7.36
Signal Shares	9/1/2006	16.43	13.67	2.81[1]	4.50[1]	7.31[1]
Institutional Shares	12/1/2000	16.40	13.69	2.85	4.54	7.39
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

Balanced Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		428,858	1.9%

Consumer Goods
Procter & Gamble Co.	1,730,598	136,008	0.6%
Coca-Cola Co.	2,517,066	106,623	0.5%
PepsiCo Inc.	966,905	86,383	0.4%
Philip Morris International Inc.	953,999	80,432	0.3%
Consumer Goods—Other †		951,198	4.1%
		1,360,644	5.9%
Consumer Services
Walt Disney Co.	1,004,539	86,129	0.4%
Comcast Corp. Class A	1,467,020	78,750	0.3%
Wal-Mart Stores Inc.	1,026,684	77,073	0.3%
* Amazon.com Inc.	234,252	76,080	0.3%
Home Depot Inc.	869,538	70,398	0.3%
McDonald’s Corp.	630,617	63,528	0.3%
Consumer Services—Other †		1,348,011	5.9%
		1,799,969	7.8%
Financials
Wells Fargo & Co.	3,353,710	176,271	0.7%
JPMorgan Chase & Co.	2,414,417	139,119	0.6%
* Berkshire Hathaway Inc. Class B	1,047,640	132,589	0.6%
Bank of America Corp.	6,730,876	103,454	0.4%
Citigroup Inc.	1,837,069	86,526	0.4%
Visa Inc. Class A	320,888	67,614	0.3%
American Express Co.	676,273	64,158	0.3%
Financials—Other †		1,779,917	7.7%
		2,549,648	11.0%

10

Balanced Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	1,803,847	188,718	0.8%
Pfizer Inc.	4,068,223	120,745	0.5%
Merck & Co. Inc.	1,874,257	108,426	0.5%
* Gilead Sciences Inc.	979,635	81,222	0.4%
AbbVie Inc.	1,011,410	57,084	0.3%
Amgen Inc.	481,039	56,941	0.2%
Health Care—Other †		1,084,218	4.7%
		1,697,354	7.4%
Industrials
General Electric Co.	6,392,746	168,001	0.7%
United Technologies Corp.	554,354	64,000	0.3%
3M Co.	419,003	60,018	0.3%
Union Pacific Corp.	578,063	57,662	0.3%
Industrials—Other †		1,440,655	6.2%
		1,790,336	7.8%
Oil & Gas
Exxon Mobil Corp.	2,736,484	275,509	1.2%
Chevron Corp.	1,213,331	158,400	0.7%
Schlumberger Ltd.	827,017	97,547	0.4%
ConocoPhillips	781,540	67,001	0.3%
Oil & Gas—Other †		755,034	3.3%
		1,353,491	5.9%
Technology
Apple Inc.	3,851,219	357,894	1.5%
Microsoft Corp.	4,753,770	198,232	0.9%
International Business Machines Corp.	647,210	117,320	0.5%
* Google Inc. Class C	181,920	104,655	0.5%
* Google Inc. Class A	178,450	104,334	0.4%
Intel Corp.	3,170,431	97,966	0.4%
Oracle Corp.	2,150,592	87,164	0.4%
* Facebook Inc. Class A	1,268,724	85,372	0.4%
QUALCOMM Inc.	1,076,833	85,285	0.4%
Cisco Systems Inc.	3,279,890	81,505	0.3%
Technology—Other †		814,403	3.5%
		2,134,130	9.2%
Telecommunications
Verizon Communications Inc.	2,638,587	129,106	0.6%
AT&T Inc.	3,318,929	117,357	0.5%
Telecommunications—Other †		56,773	0.2%
		303,236	1.3%

Utilities †		459,137	2.0%
Total Common Stocks (Cost $6,787,409)		13,876,803	60.2%[1]

11

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	0.875%	4/30/17	84,125	84,270	0.4%
	United States Treasury Note/Bond	0.375%	2/15/16	82,564	82,654	0.3%
	United States Treasury Note/Bond	2.750%	11/15/42	68,535	61,039	0.3%
	United States Treasury Note/Bond	0.250%	7/15/15	59,520	59,576	0.3%
	United States Treasury Note/Bond	1.375%	9/30/18	58,575	58,492	0.2%
	United States Treasury Note/Bond	0.250%	5/15/16	58,200	58,036	0.2%
	United States Treasury
	Note/Bond	0.250%–10.625%	7/31/15–2/15/44	3,017,157	3,111,972	13.5%
					3,516,039	15.2%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	0.500%–6.750%	7/17/15–7/15/32	110,868	114,352	0.5%
2	Federal National
	Mortgage Assn.	0.000%–7.250%	7/2/15–7/15/37	151,415	155,346	0.7%
	Agency Bonds and Notes—Other †				75,673	0.3%
					345,371	1.5%
Conventional Mortgage-Backed Securities
[2,3,4] Fannie Mae Pool		2.000%–10.500%	9/1/14–7/1/44	792,754	841,913	3.7%
[2,3,4] Freddie Mac Gold Pool		2.000%–10.000%	7/1/14–7/1/44	461,240	488,873	2.1%
[3,4]	Ginnie Mae I Pool	3.000%–10.000%	9/15/14–7/1/44	154,170	166,553	0.7%
[3,4]	Ginnie Mae II Pool	4.000%	7/1/44	62,000	66,330	0.3%
[3,4]	Ginnie Mae II Pool	2.500%–7.000%	3/20/18–7/1/44	323,341	343,718	1.5%
					1,907,387	8.3%
Nonconventional Mortgage-Backed Securities
[2,3,5] Fannie Mae Pool		1.438%–6.127%	11/1/33–12/1/43	31,094	32,407	0.1%
[2,3,5] Freddie Mac Non Gold Pool		2.065%–5.867%	11/1/34–11/1/43	8,110	8,482	0.0%
[3,5]	Ginnie Mae II Pool	2.000%–5.000%	7/20/38–12/20/43	14,999	15,729	0.1%
					56,618	0.2%
Total U.S. Government and Agency Obligations (Cost $5,748,129)					5,825,415	25.2%
[6]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $ 252,452) †					263,137	1.1%
Corporate Bonds
Finance
6	Banking †				488,002	2.1%
	Brokerage †				17,700	0.1%
6	Finance Companies †				64,233	0.3%
	Insurance †				122,458	0.5%
	Other Finance †				3,369	0.0%
6	Real Estate Investment Trusts †				60,201	0.3%
					755,963	3.3%
Industrial
6	Basic Industry †				132,039	0.6%
6	Capital Goods †				113,119	0.5%
	Communication †				226,779	1.0%
6	Consumer Cyclical †				176,502	0.8%
6	Consumer Noncyclical †				322,358	1.4%
	Energy
	XTO Energy Inc.	5.500%–6.250%	8/1/17–6/15/18	800	922	0.0%
6	Energy—Other †				172,986	0.7%
	Other Industrial †				1,930	0.0%

12

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value	of Net
		Coupon	Date	($000)	($000)	Assets
	Technology
	Apple Inc.	0.450%–4.450%	5/3/16–5/6/44	14,075	13,828	0.1%
6	Technology—Other †				118,967	0.5%
6	Transportation †				50,913	0.2%
					1,330,343	5.8%
Utilities
6	Electric †				177,492	0.8%
6	Natural Gas †				95,807	0.4%
	Other Utility †				5,855	0.0%
					279,154	1.2%
Total Corporate Bonds (Cost $2,253,085)					2,365,460	10.3%
[6]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $510,047) †					522,995	2.3%
Taxable Municipal Bonds (Cost $86,979) †					97,503	0.4%
Temporary Cash Investments
7U.S. Government and Agency Obligations †					3,600	0.0%

				Shares
Money Market Fund
[8,9]	Vanguard Market Liquidity Fund	0.111%		616,540,292	616,540	2.7%
Total Temporary Cash Investments (Cost $620,140)					620,140	2.7%[1]
[10]Total Investments (Cost $16,258,241)					23,571,453	102.2%
Other Assets and Liabilities
Other Assets					175,643	0.8%
Liabilities[9]					(688,007)	(3.0%)
					(512,364)	(2.2%)
Net Assets					23,059,089	100.0%

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	15,722,347
Overdistributed Net Investment Income	(3,534)
Accumulated Net Realized Gains	26,416
Unrealized Appreciation (Depreciation)
Investment Securities	7,313,212
Futures Contracts	648
Net Assets	23,059,089

Investor Shares—Net Assets
Applicable to 107,234,611 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,092,299
Net Asset Value Per Share—Investor Shares	$28.84

13

Balanced Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 391,619,505 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,293,213
Net Asset Value Per Share—Admiral Shares	$28.84

Signal Shares—Net Assets
Applicable to 62,319,871 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,777,882
Net Asset Value Per Share—Signal Shares	$28.53

Institutional Shares—Net Assets
Applicable to 239,103,014 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,895,695
Net Asset Value Per Share—Institutional Shares	$28.84

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.4% and 2.5%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
June 30, 2014.
5 Adjustable-rate security.
6 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate value of these securities was $28,806,000, representing 0.1% of net assets.
7 Securities with a value of $2,100,000 have been segregated as initial margin for open futures contracts.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9 Includes $25,203,000 of collateral received for securities on loan.
10 The total value of securities on loan is $23,809,000.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Balanced Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends[1]	122,685
Interest[2]	105,518
Securities Lending	884
Total Income	229,087
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,010
Management and Administrative—Investor Shares	2,904
Management and Administrative—Admiral Shares	3,215
Management and Administrative—Signal Shares	533
Management and Administrative—Institutional Shares	1,612
Marketing and Distribution—Investor Shares	363
Marketing and Distribution—Admiral Shares	824
Marketing and Distribution—Signal Shares	262
Marketing and Distribution—Institutional Shares	736
Custodian Fees	112
Shareholders’ Reports—Investor Shares	26
Shareholders’ Reports—Admiral Shares	22
Shareholders’ Reports—Signal Shares	6
Shareholders’ Reports—Institutional Shares	29
Trustees’ Fees and Expenses	8
Total Expenses	11,662
Net Investment Income	217,425
Realized Net Gain (Loss)
Investment Securities Sold	45,212
Futures Contracts	5,937
Realized Net Gain (Loss)	51,149
Change in Unrealized Appreciation (Depreciation)
Investment Securities	986,711
Futures Contracts	(616)
Change in Unrealized Appreciation (Depreciation)	986,095
Net Increase (Decrease) in Net Assets Resulting from Operations	1,254,669
1 Dividends are net of foreign withholding taxes of $22,000.
2 Interest income from an affiliated company of the fund was $361,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	217,425	385,768
Realized Net Gain (Loss)	51,149	203,627
Change in Unrealized Appreciation (Depreciation)	986,095	2,629,639
Net Increase (Decrease) in Net Assets Resulting from Operations	1,254,669	3,219,034
Distributions
Net Investment Income
Investor Shares	(26,431)	(53,173)
Admiral Shares	(98,183)	(170,536)
Signal Shares	(17,983)	(34,927)
Institutional Shares	(65,117)	(124,065)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(207,714)	(382,701)
Capital Share Transactions
Investor Shares	(24,274)	(304,715)
Admiral Shares	1,114,159	1,043,915
Signal Shares	(365,364)	394,464
Institutional Shares	(362,879)	470,802
Net Increase (Decrease) from Capital Share Transactions	361,642	1,604,466
Total Increase (Decrease)	1,408,597	4,440,799
Net Assets
Beginning of Period	21,650,492	17,209,693
End of Period[1]	23,059,089	21,650,492
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,534,000) and ($13,245,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$27.52	$23.76	$21.78	$21.38	$19.35	$16.59
Investment Operations
Net Investment Income	.255	.473	.486	.482	.477	.507
Net Realized and Unrealized Gain (Loss)
on Investments	1.310	3.754	1.971	.395	2.032	2.767
Total from Investment Operations	1.565	4.227	2.457	.877	2.509	3.274
Distributions
Dividends from Net Investment Income	(.245)	(.467)	(.477)	(.477)	(.479)	(.514)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.245)	(.467)	(.477)	(.477)	(.479)	(.514)
Net Asset Value, End of Period	$28.84	$27.52	$23.76	$21.78	$21.38	$19.35

Total Return[1]	5.71%	17.91%	11.33%	4.14%	13.13%	20.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,092	$2,974	$2,844	$1,921	$2,306	$3,431
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.85%	1.84%	2.13%	2.22%	2.38%	2.91%
Portfolio Turnover Rate	41%[2]	47%[2]	43%[2]	67%[2]	49%[2]	55%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 30%, 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$27.52	$23.76	$21.78	$21.38	$19.35	$16.60
Investment Operations
Net Investment Income	.275	.513	.520	.514	.506	.527
Net Realized and Unrealized Gain (Loss)
on Investments	1.307	3.755	1.970	.395	2.032	2.757
Total from Investment Operations	1.582	4.268	2.490	.909	2.538	3.284
Distributions
Dividends from Net Investment Income	(.262)	(.508)	(.510)	(.509)	(.508)	(.534)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.262)	(.508)	(.510)	(.509)	(.508)	(.534)
Net Asset Value, End of Period	$28.84	$27.52	$23.76	$21.78	$21.38	$19.35

Total Return[1]	5.77%	18.10%	11.49%	4.29%	13.29%	20.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,293	$9,688	$7,407	$4,254	$3,840	$1,850
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.99%	1.99%	2.27%	2.36%	2.52%	3.02%
Portfolio Turnover Rate	41%[2]	47%[2]	43%[2]	67%[2]	49%[2]	55%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 30%, 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$27.23	$23.51	$21.55	$21.15	$19.15	$16.42
Investment Operations
Net Investment Income	.272	.509	.513	.510	.502	.521
Net Realized and Unrealized Gain (Loss)
on Investments	1.286	3.714	1.952	.394	2.002	2.737
Total from Investment Operations	1.558	4.223	2.465	.904	2.504	3.258
Distributions
Dividends from Net Investment Income	(.258)	(.503)	(.505)	(.504)	(.504)	(.528)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.258)	(.503)	(.505)	(.504)	(.504)	(.528)
Net Asset Value, End of Period	$28.53	$27.23	$23.51	$21.55	$21.15	$19.15

Total Return	5.74%	18.10%	11.49%	4.31%	13.25%	20.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,778	$2,050	$1,405	$1,104	$627	$869
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.99%	1.99%	2.27%	2.36%	2.52%	3.02%
Portfolio Turnover Rate	41%[1]	47%[1]	43%[1]	67%[1]	49%[1]	55%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes 30%, 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$27.52	$23.76	$21.78	$21.38	$19.35	$16.60
Investment Operations
Net Investment Income	.275	.515	.523	.519	.515	.536
Net Realized and Unrealized Gain (Loss)
on Investments	1.308	3.755	1.971	.394	2.032	2.758
Total from Investment Operations	1.583	4.270	2.494	.913	2.547	3.294
Distributions
Dividends from Net Investment Income	(.263)	(.510)	(.514)	(.513)	(.517)	(.544)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.263)	(.510)	(.514)	(.513)	(.517)	(.544)
Net Asset Value, End of Period	$28.84	$27.52	$23.76	$21.78	$21.38	$19.35

Total Return	5.77%	18.11%	11.51%	4.31%	13.34%	20.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,896	$6,938	$5,554	$4,224	$3,446	$2,869
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.00%	2.00%	2.29%	2.38%	2.56%	3.08%
Portfolio Turnover Rate	41%[1]	47%[1]	43%[1]	67%[1]	49%[1]	55%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes 30%, 27%, 25%, 23%, and 15% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

21

Balanced Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2014, counterparties had deposited in segregated accounts securities and cash with a value of $1,050,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets.

22

Balanced Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

23

Balanced Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $2,330,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.93% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,876,667	—	136
U.S. Government and Agency Obligations	—	5,825,415	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	261,324	1,813
Corporate Bonds	—	2,365,460	—
Sovereign Bonds	—	522,995	—
Taxable Municipal Bonds	—	97,503	—
Temporary Cash Investments	616,540	3,600	—
Futures Contracts—Assets[1]	65	—	—
Total	14,493,272	9,076,297	1,949
1 Represents variation margin on the last day of the reporting period.

24

Balanced Index Fund

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2014	72	35,143	434
E-mini Russell 2000 Index	September 2014	42	4,999	118
E-mini S&P MidCap Index	September 2014	34	4,860	96
E-mini S&P 500 Index	September 2014	2	195	—
				648

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses $15,654,000 to offset future net capital gains through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $16,258,586,000. Net unrealized appreciation of investment securities for tax purposes was $7,312,867,000, consisting of unrealized gains of $7,522,221,000 on securities that had risen in value since their purchase and $209,354,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $998,185,000 of investment securities and sold $640,481,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,892,812,000 and $3,885,540,000, respectively.

25

Balanced Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	317,081	11,393	650,610	25,327
Issued in Lieu of Cash Distributions	25,652	908	51,655	1,983
Redeemed	(367,007)	(13,120)	(1,006,980)	(38,947)
Net Increase (Decrease)—Investor Shares	(24,274)	(819)	(304,715)	(11,637)
Admiral Shares
Issued	1,538,121	54,862	1,877,639	72,721
Issued in Lieu of Cash Distributions	91,881	3,251	159,690	6,116
Redeemed	(515,843)	(18,499)	(993,414)	(38,563)
Net Increase (Decrease)—Admiral Shares	1,114,159	39,614	1,043,915	40,274
Signal Shares
Issued	384,414	13,950	989,295	38,895
Issued in Lieu of Cash Distributions	17,355	622	33,658	1,302
Redeemed	(767,133)	(27,557)	(628,489)	(24,646)
Net Increase (Decrease)—Signal Shares	(365,364)	(12,985)	394,464	15,551
Institutional Shares
Issued	463,841	16,623	1,243,387	48,266
Issued in Lieu of Cash Distributions	63,430	2,247	122,453	4,693
Redeemed	(890,150)	(31,828)	(895,038)	(34,645)
Net Increase (Decrease)—Institutional Shares	(362,879)	(12,958)	470,802	18,314

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

26

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

27

Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	12/31/2013	6/30/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,057.08	$1.17
Admiral Shares	1,000.00	1,057.71	0.46
Signal Shares	1,000.00	1,057.44	0.46
Institutional Shares	1,000.00	1,057.75	0.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

28

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment and Fixed Income Groups—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. Both the Equity Investment Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

29

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays using ratings generally derived from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating is shown.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

30

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

31

Benchmark Information

Balanced Composite Index: Weighted 60% Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) and 40% Lehman Brothers U.S. Aggregate Bond Index through May 31, 2005; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Bond Index through December 31, 2009; 60% MSCI US Broad Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index through January 14, 2013; and 60% CRSP US Total Market Index and 40% Barclays U.S. Aggregate Float Adjusted Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q022 082014

Semiannual Report | June 30, 2014

Vanguard Managed Payout Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Fund Profile.	9
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	22
Trustees Approve Advisory Arrangement.	24
Glossary.	25

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Managed Payout Fund	5.85%
Managed Payout Composite Index	6.42
For a benchmark description, see the Glossary.
Vanguard owns a pending patent application for its Managed Payout Fund under U.S. Patent Application No. 2009-0076980-A1.

Your Fund’s Performance at a Glance
December 31, 2013, Through June 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital	Return of
	Share Price	Share Price	Dividends	Gains	Capital
Vanguard Managed Payout Fund	$18.54	$19.28	$0.333	$0.000	$0.000

The fund pays monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains. The tax characteristics of these distributions, however, cannot be determined until after the end of the year.

1

Chairman’s Letter

Dear Shareholder,

I am pleased to present the first shareholder report for Vanguard Managed Payout Fund. In mid-January, as I previously reported, we successfully completed the merger of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund into Vanguard Managed Payout Growth and Distribution Fund. The combined fund was renamed Vanguard Managed Payout Fund and has a target annual distribution rate of 4%.

As global stock prices climbed, with bond prices not far behind, Vanguard Managed Payout Fund returned 5.85% for the six months ended June 30, 2014. The fund’s composite benchmark index returned 6.42%.

The fund made monthly payouts to shareholders in accordance with the amount announced in January. Distributions shown in the Financial Statements may be recategorized at each fiscal year-end as ordinary income, capital gains, or return of capital to accurately reflect their tax character.

We streamlined the fund’s index and added a portfolio manager
The January merger of Vanguard’s three managed-payout funds into one created a streamlined, simplified investment option. We subsequently made two

2

other changes. First, we streamlined the Managed Payout Fund’s composite benchmark. As previously reported, effective February 1, the benchmark consists of three primary asset classes in these proportions: 60% equities (42% U.S. stocks and 18% international stocks), 35% fixed income (28% U.S. bonds and 7% currency-hedged international bonds), and 5% commodities.

Second, John Ameriks joined Michael Buek as a portfolio manager of the fund. John has been with Vanguard since 2003 and leads our Quantitative Equity Group. He previously chaired the fund’s Investment Committee and has been actively involved with the design, launch, and implementation of Vanguard’s managed-payout offerings.

The portfolio managers are primarily responsible for managing the fund day to day in line with its strategic asset allocation ranges and short- to intermediate-term allocation targets. In doing so, John and Mike consider a wide range of inputs—including quantitative models that assess the likelihood that a proposed combination of asset classes and underlying investments will achieve the fund’s investment objective of making monthly cash distributions while seeking to have these distributions and the invested capital keep pace with inflation over time.

After starting the half year slowly, stocks pushed higher
U.S. stocks declined in January but went on to advance in each of the next five months. For the half year, the broad U.S

Market Barometer
			Total Returns
		Periods Ended June 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	7.27%	25.35%	19.25%
Russell 2000 Index (Small-caps)	3.19	23.64	20.21
Russell 3000 Index (Broad U.S. market)	6.94	25.22	19.33
FTSE All-World ex US Index (International)	5.75	21.93	11.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	3.93%	4.37%	4.85%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.00	6.14	5.81
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

CPI
Consumer Price Index	2.27%	2.07%	2.02%

3

stock market returned about 7% as the global economy continued to recover, albeit unevenly, and corporate earnings remained solid. Stocks were notably resilient, surging ahead after dips sparked by turmoil in Iraq and conflict in Ukraine.

Citing the U.S. economy’s progress, the Federal Reserve has steadily trimmed its stimulative monthly bond-buying since January. At the same time, investors have been reassured by the Fed’s decision to keep interest rates low for an extended period.

International stocks overall returned nearly 6%. Emerging markets stocks, which have rebounded sharply in recent months, were the top performers, followed by stocks of developed markets in Europe and then those in the Pacific region.

The period was strong for bonds as yields dropped and prices rose
Bond prices spent most of the six months regaining the ground they lost in 2013. Over the period, the broad U.S. taxable bond market returned 3.93%. The yield of the benchmark 10-year Treasury note ended June at 2.54%, down from almost 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 6.00% amid support from the broad bond market rally, investors’ greater appetite for tax-exempt income, and a decline in the pool of new issues.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD, unhedged for foreign currency exposure) returned 5.59%.

In June, the European Central Bank made the unprecedented move of lowering a key interest rate below zero, to –0.10%, in an effort to avert deflation and induce banks to lend and thus fuel economic growth.

Although the period was strong worldwide for bonds, it’s worth remembering that the current low yields imply lower future returns: As yields drop, the scope for further declines—and increases in prices—diminishes.

Returns remained tiny for money market funds and savings account returns because of the Fed’s target of 0%–0.25% for short-term interest rates.

Stocks drove the fund’s results, with an assist from bonds
Vanguard Managed Payout Fund invests in seven underlying Vanguard funds and also has a small exposure to commodity-linked investments. During the half year, stock funds composed about 65% of the fund’s assets and were again the primary drivers of its performance as markets generally kept climbing, though more slowly than in 2013.

The best performer was Vanguard Total Stock Market Index Fund, the largest slice (about 25%) of the Managed Payout Fund,

4

with a return of 6.93%. Vanguard Global Minimum Volatility Fund, the second-largest stake, returned 6.60%. This new fund, launched in December, seeks to provide worldwide stock exposure with lower volatility than that of the global equity market.

Vanguard Total International Stock Index Fund was not far behind, returning 5.82%. Vanguard Emerging Markets Stock Index Fund did even better as emerging markets outperformed developed countries, but because it was not added to the Managed Payout Fund until the second quarter, it did not have much impact on half-year results.

Of the two underlying bond funds that were part of the Managed Payout Fund’s portfolio for the entire six months, Vanguard Total Bond Market II Index Fund returned 3.93%, and Vanguard Total International Bond Index Fund, which uses currency hedging, was just ahead of that at 4.27%. Vanguard Intermediate-Term Investment-Grade Fund, which had constituted about 5% of the Managed Payout Fund’s assets, was removed in the second quarter and its assets redirected to Total Bond Market II.

The Managed Payout Fund modestly lagged its benchmark index, in part because it missed out on the significant January rally in real estate investment trusts. (Although Vanguard REIT Index Fund was no longer one of the underlying investments, a separate allocation to REITs remained in the benchmark through

January.) Also, Vanguard Market Neutral Fund—an underlying investment not included in the benchmark—delivered solid absolute results, but less than the Managed Payout Fund’s other stock and bond investments.

For more about the advisor’s strategy during the six months, please see the Advisor’s Report that follows this letter.

International bonds can help diversify interest rate risk
As the Fed winds down its bond-buying program, we’re likely to see more headlines about the prospect of higher interest rates and lower bond prices. But the latest media speculation is never a sound basis for changing your portfolio’s long-term allocation to bonds, which serve to moderate the much higher volatility of stocks.

Nevertheless, you can take a step to limit your exposure to U.S. interest rate risk while maintaining the overall bond allocation of your personal portfolio. You can shift some of your holdings into international bonds that are hedged for foreign currency risk—such as the Managed Payout Fund does with its stake in Vanguard Total International Bond Index Fund.

Using nearly three decades of data from periods when interest rates rose, Vanguard’s research has shown that adding international bonds can effectively diversify

5

an investor’s portfolio of local bonds—regardless of the investor’s home country. Much of this benefit arises because the interest rate movements of various markets can cancel one another out to some extent, leading to more stable returns.

Of course, there’s no guarantee that such trends will continue, and diversification doesn’t prevent losses. But it’s unlikely that all interest rates across the globe would increase at the same time or by the same magnitude. (You can read more in

Fearful of Rising Interest Rates? Consider a More Global Bond Portfolio, available at vanguard.com/research.)

This strategy of global diversification is simple and straightforward and can make sense in any rate environment. And unlike changes in interest rates, such a strategy is under your control.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 18, 2014

6

Advisor’s Report

For the six months ended June 30, 2014, Vanguard Managed Payout Fund produced a return of 5.85%, trailing the 6.42% return of its composite benchmark. We discuss year-to-date results in further detail below.

It is important to remember that the Managed Payout Fund has dual goals: not only to beat its benchmark, but also to produce returns that allow for distributions and capital preservation. For shareholders at year-end 2013, the fund’s return over the first six months of 2014 significantly exceeded its regular monthly distributions over the period, which were based on the fund’s 4% target payout.

Investment objective
We continue to seek total returns that can support long-term, inflation-adjusted growth in monthly shareholder payments, with the least amount of commensurate risk, using a combination of active and passive investment strategies across traditional and nontraditional asset classes as well as strategic asset allocation relative to our benchmark. We believe that markets are generally efficient over the long term but inefficient enough in the short and medium term to allow our prudent, diversified, and fundamentally focused strategy to achieve superior risk-adjusted results by focusing on systematic and quantitative assessment of opportunities within and across asset classes and by managing risks.

Successes and challenges
Coming into 2014, we had eliminated a stake in Vanguard REIT Index Fund from our portfolio based on our view that valuations among real estate investment trusts had reached unattractive levels. This move turned out to be the largest detractor from our result for the half year, as REITs performed well, with the MSCI US REIT Index rising almost 10% for the first quarter and 7% for the second quarter. The fund’s lack of any allocation to REITs early in the year, when its composite benchmark still included one, also held back relative performance.

Although the benchmark’s REIT allocation was eliminated in February, we can re-establish a stake in REITs in the future if we believe that is warranted. But our outlook for the sector, based primarily on share price valuations relative to REITs’ funds from operations (a key metric), has only deteriorated further as REIT prices have risen.

Our decision to underweight fixed income helped overall, given that the long-only underlying Vanguard stock funds we held throughout the half year (the Total Stock Market Index Fund, the Global Minimum Volatility Fund, and the Total International Stock Index Fund) all outperformed the broad fixed income market over the period. But although another underlying fund, Vanguard Market Neutral Fund, returned 2.81% (significantly ahead of its cash benchmark), the fixed income markets

7

unexpectedly did better: As measured by Barclays indexes, the float-adjusted broad U.S. bond market delivered 3.86% and the broad non-U.S. bond market (dollar-hedged) delivered 4.42%. The bond market’s outpacing of Market Neutral contributed to the Managed Payout Fund’s underperformance relative to its benchmark.

At the end of April, we made two material changes to the fund’s strategic positioning First, we eliminated our separate allocation to U.S. intermediate-term bonds, cycling those assets back into the broader U.S. bond market. In our view, the attractiveness of corporate and other bonds relative to U.S. Treasuries has declined significantly since we first established that position, and spreads remain historically very tight. Second, in the equity portion of the portfolio, we added an allocation to emerging-market stocks (through Vanguard Emerging Markets Stock Index Fund), given modestly elevated U.S. valuations, attractive emerging-market valuations, and global economic conditions that appear neutral-to-slightly-improving for emerging markets. Although it is still early, both changes have very modestly helped the fund so far.

Outlook
Overall, the fund’s asset allocation remains slightly tilted toward equity. We also continue to favor exposure to the Market Neutral Fund over additional fixed income exposure, and our stake in the commodities market remains neutral relative to our benchmark.

We remain generally apprehensive, as many investors are, about prospects for an unexpected increase (in terms of timing or magnitude) in U.S. interest rates or news that would spark a reassessment of the forecast for global equities, whose pricing appears based on buoyant earnings expectations. Our more cautious outlook is reflected in our significant investments in the Global Minimum Volatility and Market Neutral Funds. We cannot ultimately control what happens in the short term, but we believe these decisions will position our investors well over the medium to long term, in light of the specific risks that concern us.

Thank you for entrusting us with your investments. We look forward to providing our next update to you in the annual report.

Portfolio Managers:

John Ameriks, Principal

Michael H. Buek, CFA, Principal

July 22, 2014

8

Managed Payout Fund

Fund Profile
As of June 30, 2014

Total Fund Characteristics
Ticker Symbol	VPGDX
30-Day SEC Yield	1.42%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Investments
Vanguard Total Stock Market Index Fund
Investor Shares	25.0%
Vanguard Global Minimum Volatility Fund
Investor Shares	20.0
Vanguard Total International Stock Index
Fund Investor Shares	15.0
Vanguard Total Bond Market II Index Fund
Investor Shares	13.3
Vanguard Market Neutral Fund Investor
Shares	10.0
Vanguard Total International Bond Index
Fund Investor Shares	6.8
Vanguard Emerging Markets Stock Index
Fund Investor Shares	5.1
Commodities	4.8
The fund invests a portion of its assets in an Irish-domiciled wholly owned subsidiary, which obtains exposure to the commodities markets through the use of swap contracts.

Total Fund Volatility Measures
	Managed	DJ
	Payout	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.99	0.92
Beta	1.04	0.70
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated March 28, 2014—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the Managed Payout Fund invests. For the six months ended
June 30, 2014, the fund’s annualized expense figure totals 0.37%, representing the fund’s own annualized expense ratio of 0.02% together with acquired fund fees and expenses of 0.35%. (Approximately 38% of the total expenses are attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund.)

9

Managed Payout Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 2, 2008, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

				Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Managed Payout Fund	5/2/2008	16.80%	12.84%	3.12%	2.15%	5.27%

See Financial Highlights for dividend and capital gains information.

10

Managed Payout Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (95.1%)
U.S. Stock Fund (25.0%)
Vanguard Total Stock Market Index Fund Investor Shares	7,818,865	387,112

Global Stock Fund (20.0%)
Vanguard Global Minimum Volatility Fund Investor Shares	28,188,712	309,512

International Stock Funds (20.1%)
Vanguard Total International Stock Index Fund Investor Shares	13,326,769	232,019
Vanguard Emerging Markets Stock Index Fund Investor Shares	2,880,428	78,751
		310,770
U.S. Bond Fund (13.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	19,036,682	205,216

International Bond Fund (6.8%)
Vanguard Total International Bond Index Fund Investor Shares	10,289,674	105,469

Market Neutral Fund (10.0%)
* Vanguard Market Neutral Fund Investor Shares	13,643,061	154,712
Total Investment Companies (Cost $1,242,414)		1,472,791
Temporary Cash Investments (4.9%)[2]
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.111%	1,014,898	1,015

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (4.8%)
[3,4] Fannie Mae Discount Notes, 0.070%, 7/14/14	186	186
[3,5] Federal Home Loan Bank Discount Notes, 0.080%, 7/2/14	370	370
[3,5] Federal Home Loan Bank Discount Notes, 0.080%, 7/9/14	40,992	40,991
[3,5] Federal Home Loan Bank Discount Notes, 0.060%, 7/16/14	2,100	2,100
3 United States Treasury Note/Bond, 0.625%, 7/15/14	30,989	30,994
		74,641
Total Temporary Cash Investments (Cost $75,658)		75,656
Total Investments (100.0%) (Cost $1,318,072)		1,548,447

11

Managed Payout Fund

Market
Value
($000)
Other Assets and Liabilities (0.0%)
Other Assets	4,222
Liabilities	(3,802)
420
Net Assets (100%)
Applicable to 80,318,620 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,548,867
Net Asset Value Per Share	$19.28

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	1,327,857
Overdistributed Net Investment Income	(15,321)
Accumulated Net Realized Gains	5,157
Unrealized Appreciation (Depreciation)
Investment Securities	230,375
Swap Contracts	799
Net Assets	1,548,867

 See Note A in Notes to Financial Statements.
* Non-income-producing security. For the 12 months ended June 30, 2014, the fund has not paid a dividend
1 Affiliated fund available only to Vanguard funds and certain trusts and account managed by Vanguard. Rate shown for Vanguard Market Liquid Fund is the 7 day yield.

2 The fund invests a portion of its asets in commodities through its investment in Vanguard MPF Portfolio II, a wholly owned subsidiary of the fund. After giving effect to swaps investments, the fund's effective commodity and temporary cash investment positions represent 4.8% and 0.1% respectively, of net assets.

3 Security is owned by the Vanguard MPF Portfolio II, which is a wholly owned subsidiary of the Managed Payout Fund.

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it eceives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5 The issuer operated under a congrassional charter; its securities are generally neither guaranteed by the U.S. Treasuy nor backed by the full faith and credit of the U.S. government.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Managed Payout Fund

Consolidated Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Income Distributions Received	10,905
Interest	32
Total Income	10,937
Expenses—Note B
Management and Administrative	149
Total Expenses	149
Net Investment Income	10,788
Realized Net Gain (Loss)
Capital Gain Distributions Received	57
Investment Securities Sold	6,588
Swap Contracts	4,196
Realized Net Gain (Loss)	10,841
Change in Unrealized Appreciation (Depreciation)
Investment Securities	61,983
Swap Contracts	1,042
Change in Unrealized Appreciation (Depreciation)	63,025
Net Increase (Decrease) in Net Assets Resulting from Operations	84,654

See accompanying Notes, which are an integral part of the Financial Statements.

13

Managed Payout Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,788	8,675
Realized Net Gain (Loss)	10,841	24,242
Change in Unrealized Appreciation (Depreciation)	63,025	38,989
Net Increase (Decrease) in Net Assets Resulting from Operations	84,654	71,906
Distributions
Net Investment Income	(26,177)	(11,620)
Realized Capital Gain[1]	—	(25,708)
Return of Capital	—	(14,976)
Total Distributions	(26,177)	(52,304)
Capital Share Transactions
Issued	188,592	239,835
Issued in Connection with Acquisition
of Vanguard Managed Payout Growth Focus Fund	110,199	—
Issued in Connection with Acquisition
of Vanguard Managed Payout Distribution Focus Fund	746,728	—
Issued in Lieu of Cash Distributions	9,509	38,317
Redeemed	(155,645)	(79,580)
Net Increase (Decrease) from Capital Share Transactions	899,383	198,572
Total Increase (Decrease)	957,860	218,174
Net Assets
Beginning of Period	591,007	372,833
End of Period[2]	1,548,867	591,007
1 Includes fiscal 2013 short-term gain distributions totaling $4,258,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets--End of Period includes undistributed (overdisributed) net investment income of ($15,321,000) and ($4,129,000).

See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Fund

Consolidated Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.54	$17.62	$16.61	$17.26	$15.92	$13.68
Investment Operations
Net Investment Income	.150[1]	.326[1]	.337	.340	.318[1]	.439
Capital Gain Distributions Received	.001[1]	.021[1]	.027	.028	.050[1]	.006
Net Realized and Unrealized Gain (Loss)
on Investments	.922	2.408	1.437	(.242)	1.733	2.634
Total from Investment Operations	1.073	2.755	1.801	.126	2.101	3.079
Distributions
Dividends from Net Investment Income	(.333)	(.439)	(.417)	(.410)	(.658)	(.660)
Distributions from Realized Capital Gains	—	(.871)[2]	—	—	—	—
Return of Capital	—	(.525)	(.374)	(.366)	(.103)	(.179)
Total Distributions	(.333)	(1.835)	(.791)	(.776)	(.761)	(.839)
Net Asset Value, End of Period	$19.28	$18.54	$17.62	$16.61	$17.26	$15.92

Total Return	5.85%	15.97%	11.02%	0.69%	13.67%	23.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,549	$591	$373	$293	$256	$178
Ratio of Total Expenses to
Average Net Assets	0.02%	0.03%	0.03%[3]	—	—	—
Acquired Fund Fees and Expenses	0.35%	0.31%	0.40%	0.39%	0.37%	0.48%
Ratio of Net Investment Income to
Average Net Assets	1.54%	1.76%	1.96%	1.97%	1.98%	2.81%
Portfolio Turnover Rate	38%	48%	32%	33%	44%[4]	50%[5]

The expense ratio, acquired fund fees and expenses, net income raio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Includes $.710 from long-term capital gains and $.161 from short-term capital gains. short-term gain distributions are treated as ordinary income for tax purposes.

3 Annualized.

4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund's international equity investments from Vanguard European, Pacific, and Emerging Markets Stock Index Funds to Vanguard Total International Stock Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund's bond investment from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Fund

Notes to Consolidated Financial Statements

Vanguard Managed Payout Fund (formerly known as Managed Payout Growth and Distribution Fund) is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with a strategy to invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash. Financial statements and other information about each underlying fund are available on vanguard.com.

The Consolidated Financial Statements include Vanguard MPF Portfolio II (“the subsidiary”), a sub-fund of Vanguard Investments Select Series I PLC. The subsidiary is an Irish-domiciled wholly owned subsidiary that is organized to effect certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of June 30, 2014, the fund held $75,502,000 in the subsidiary, representing 5% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund gains exposure to commodities through the subsidiary’s investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Net Assets and Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master

16

Managed Payout Fund

netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary’s net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2014, the subsidiary’s average amount of total return swaps represented 5% of net assets, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and, because it does not carry on a U.S. trade or business, is not subject to U.S. tax. In addition, the subsidiary is not subject to Irish income tax. The subsidiary will distribute its earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013) and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions are determined based on a specified percentage payout rate of 4% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. Effective January 1, 2014, the monthly distribution rate is $.0555 per share. Distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (See Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by

17

Managed Payout Fund

the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended June 30, 2014, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

Vanguard Group (Ireland) Limited provides corporate management and administrative services and pays for all other operating expenses of the subsidiary, in return for a fee calculated at an annual percentage rate of the subsidiary’s average net assets.

The subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Expenses to Average Net Assets in the Consolidated Financial Highlights. Expenses of Vanguard mutual funds in which the fund invests are reflected in the Acquired Fund Fees and Expenses in the Consolidated Financial Highlights.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,472,791	—	—
Temporary Cash Investments	1,015	74,641	—
Swap Contracts—Assets	—	799	—
Total	1,473,806	75,440	—

D. At June 30, 2014, the subsidiary had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
Credit Suisse Custom 34
Total Return Index	7/2/2014	CS	74,621	(0.37%)	799
1 CS--Credit Suisse International

At June 30, 2014, the counterparty had deposited in segregated accounts securities with a value of $1,728,000 in connection with amounts due to the fund for open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect

18

Managed Payout Fund

their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Realized and unrealized gains (losses) on certain of the fund’s and the subsidiary’s swap contracts and other investments are treated as ordinary income (loss) for tax purposes. Realized gains of $4,196,000 on swap contracts and other realized gains of $1,000 have been reclassified from accumulated net realized gains to overdistributed net investment income.

At June 30, 2014, the cost of investment securities for tax purposes was $1,318,072,000. Net unrealized appreciation of investment securities for tax purposes was $230,375,000, consisting of unrealized gains of $230,377,000 on securities that had risen in value since their purchase and $2,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $997,795,000 of investment securities, including $99,554,000 and $655,802,000 of securities acquired in connection with the acquisition of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund, respectively, and sold $257,210,000 of investment securities, other than temporary cash investments.

Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds			June 30,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Emerging Markets
Stock Index Fund	—	73,918	—	719	—	78,751
Vanguard Global Minimum
Volatility Fund	118,262	170,417	2,674	—	—	309,512
Vanguard Intermediate-Term
Investment-Grade Fund	29,824	49,904	78,730	667	57	—
Vanguard Market Liquidity Fund	345	NA1	NA1	—	—	1,015
Vanguard Market Neutral Fund	58,435	87,723	3,500	—	—	154,712
Vanguard Total Bond Market II
Index Fund	47,625	168,000	14,400	1,547	—	205,216
Vanguard Total International
Bond Index Fund	41,032	63,280	2,000	742	—	105,469
Vanguard Total International
Stock Index Fund	118,434	171,882	86,150	4,534	—	232,019
Vanguard Total Stock Market
Index Fund	148,319	169,926	26,634	2,927	—	387,112
Total	562,276			11,136[2]	57	1,473,806

1 Not applicable--Purchases and Sales are for temporary cash investment purposes.

2 During the period, Vanguard REIT Index Fund announced tax reallocations of 2013 distributions that reduced recorded dividend incme by $231,000.

19

Managed Payout Fund

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2014	December 31, 2013
	Shares	Shares
	(000)	(000)
Issued	10,068	12,901
Issued in Connection with Acquisition of
Vanguard Managed Payout Growth Focus Fund	5,943	—
Issued in Connection with Acquisition of
Vanguard Managed Payout Distribution Focus Fund	40,275	—
Issued in Lieu of Cash Distributions	508	2,064
Redeemed	(8,354)	(4,247)
Net Increase (Decrease) in Shares Outstanding	48,440	10,718

H. On January 17, 2014, Vanguard Managed Payout Growth and Distribution Fund acquired all of the net assets of Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine three funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 46,218,000 of Vanguard Managed Payout Growth and Distribution Fund’s capital shares for the 5,322,000 shares of Vanguard Managed Payout Growth Focus Fund and the 52,217,000 shares of Vanguard Managed Payout Distribution Focus Fund outstanding as of close of business on January 17, 2014. Vanguard Managed Payout Growth Focus Fund’s net assets of $110,199,000, including $10,696,000 of unrealized appreciation, and Vanguard Managed Payout Distribution Focus Fund’s net assets of $746,728,000, including $91,239,000 of unrealized appreciation, were combined with Vanguard Managed Payout Growth and Distribution Fund’s net assets of $604,190,000, resulting in combined net assets of $1,461,117,000 after the merger. Immediately following the merger, Vanguard Managed Payout Growth and Distribution Fund was renamed Vanguard Managed Payout Fund.

Assuming that the acquisitions had been completed on January 1, 2014, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the six months ended June 30, 2014, would be:

($000)
Net Investment Income	10,918
Realized Net Gain (Loss)	12,148
Change in Unrealized Appreciation (Depreciation)	61,167
Net Increase (Decrease) in Net Assets Resulting from Operations	84,233

20

Managed Payout Fund

I. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition in these financial statements.

The fund liquidated its investment in the subsidiary effective July 2, 2014, and is in the process of structuring a Cayman Islands domiciled subsidiary. Until the new subsidiary is operational, the fund will achieve its targeted commodity exposure through direct commodity-linked investments.

Special 2014 tax information (unaudited)

This information for the fiscal period ended January 17, 2014, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year as follows:

Fund	($000)
Managed Payout Growth Focus Fund	130
Managed Payout Distribution Focus Fund	968

21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Fund, in addition to its own expenses, bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the expense ratio and the acquired fund fees and expenses for the Managed Payout Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

22

Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	12/31/2013	6/30/2014	Period
Based on Actual Fund Return	$1,000.00	$1,058.54	$1.89
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.96	1.86

These calculations are based on the fund’s expense ratio for the most recent six-month period together with its acquired fund fees and expenses. The combined, annualized expense figure for the period shown is 0.37%. The dollar amount shown as “Expenses Paid” is equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

23

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Managed Payout Fund (formerly known as Vanguard Managed Payout Growth and Distribution Fund) has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group and Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Effective in January 2014, Vanguard Managed Payout Growth Focus Fund and Vanguard Managed Payout Distribution Focus Fund were reorganized into Vanguard Managed Payout Growth and Distribution Fund. Upon completion of the reorganization, Vanguard Managed Payout Growth and Distribution Fund was renamed Vanguard Managed Payout Fund.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2008 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Index Group and Quantitative Equity Group adhere to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception in 2008 relative to a benchmark index. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the expenses of each of the underlying funds in which the Managed Payout Fund invests are well below their peer-group averages. Information about the fund’s expenses and acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Consolidated Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that Vanguard’s at-cost arrangement with the fund and its underlying funds ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

24

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Benchmark Information

Managed Payout Composite Index: Weighted 42% CRSP US Total Market Index; 28% Barclays U.S. Aggregate Float Adjusted Index; 18% FTSE Global All Cap ex US Index; 7% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); and 5% Dow Jones-UBS Commodity Index as of February 1, 2014. In prior periods; the composite was 35% CRSP US Total Market Index (MSCI US Broad Market Index through May 31, 2013); 12% Barclays U.S. Aggregate Float Adjusted Index (Barclays U.S. Aggregate Bond Index through December 31, 2009); 15% FTSE Global All Cap ex US Index (MSCI All Country World ex USA Investable Market Index through May 31, 2013); 3% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged); 15% Citigroup Three-Month U.S. Treasury Bill Index; 10% Dow Jones-UBS Commodity Index; and 10% REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009).

25

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five Born 1949.	Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Independent Trustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory
Board of the Parthenon Group (strategy consulting).	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14972 082014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (60.2%)[1]
Basic Materials (1.9%)
	Dow Chemical Co.	773,192	39,788
	EI du Pont de Nemours & Co.	589,478	38,575
	LyondellBasell Industries NV Class A	293,218	28,633
	Praxair Inc.	186,811	24,816
	Freeport-McMoRan Copper & Gold Inc.	659,988	24,090
	Ecolab Inc.	171,604	19,106
	PPG Industries Inc.	83,994	17,651
	Air Products & Chemicals Inc.	134,280	17,271
	International Paper Co.	277,648	14,013
	Alcoa Inc.	742,147	11,051
	Mosaic Co.	205,307	10,152
	Nucor Corp.	202,044	9,951
	CF Industries Holdings Inc.	34,730	8,354
	Newmont Mining Corp.	315,078	8,016
	Sigma-Aldrich Corp.	75,885	7,701
	Eastman Chemical Co.	87,107	7,609
	CONSOL Energy Inc.	147,844	6,811
	Celanese Corp. Class A	100,791	6,479
	FMC Corp.	84,953	6,048
	International Flavors & Fragrances Inc.	52,689	5,494
	Ashland Inc.	49,590	5,392
	Airgas Inc.	42,611	4,641
*	WR Grace & Co.	46,347	4,381
	RPM International Inc.	86,312	3,986
	Albemarle Corp.	51,162	3,658
	Rockwood Holdings Inc.	47,508	3,610
	Huntsman Corp.	125,611	3,530
	Reliance Steel & Aluminum Co.	47,633	3,511
	Avery Dennison Corp.	60,843	3,118
	Royal Gold Inc.	39,647	3,018
	Allegheny Technologies Inc.	66,417	2,995
	Peabody Energy Corp.	175,344	2,867
	NewMarket Corp.	6,866	2,692
	PolyOne Corp.	62,280	2,625
	Steel Dynamics Inc.	137,472	2,468
	Cytec Industries Inc.	23,139	2,439
	United States Steel Corp.	88,477	2,304
	Westlake Chemical Corp.	26,026	2,180
	Cabot Corp.	37,448	2,172
	Axiall Corp.	45,498	2,151
	Compass Minerals International Inc.	21,699	2,077
	Carpenter Technology Corp.	32,575	2,060
	US Silica Holdings Inc.	34,949	1,938
	Sensient Technologies Corp.	32,482	1,810
	Domtar Corp.	41,274	1,769
*	Chemtura Corp.	62,495	1,633
*	KapStone Paper and Packaging Corp.	47,516	1,574
	HB Fuller Co.	32,633	1,570
^	Cliffs Natural Resources Inc.	99,096	1,491
	Worthington Industries Inc.	34,442	1,482
	Minerals Technologies Inc.	22,392	1,468
*	Polypore International Inc.	29,516	1,409
	Olin Corp.	51,809	1,395
*	Stillwater Mining Co.	77,913	1,367
	Commercial Metals Co.	75,979	1,315
*	Platform Specialty Products Corp.	41,614	1,166
	Tronox Ltd. Class A	40,077	1,078
	Balchem Corp.	19,771	1,059
*	SunCoke Energy Inc.	43,154	928
	Innophos Holdings Inc.	14,710	847
*	Calgon Carbon Corp.	37,780	844

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Clearwater Paper Corp.	13,582	838
	Kaiser Aluminum Corp.	11,321	825
	Globe Specialty Metals Inc.	39,325	817
	A Schulman Inc.	20,666	800
	PH Glatfelter Co.	30,014	796
*	Resolute Forest Products Inc.	45,551	764
	OM Group Inc.	23,110	749
*	Cloud Peak Energy Inc.	40,275	742
*	AK Steel Holding Corp.	85,784	683
	Hecla Mining Co.	192,215	663
	Neenah Paper Inc.	12,101	643
*	Horsehead Holding Corp.	35,137	642
*	Ferro Corp.	50,372	633
	Innospec Inc.	14,207	613
*	Coeur Mining Inc.	66,042	606
*	LSB Industries Inc.	13,859	578
*	Intrepid Potash Inc.	34,231	574
*	Century Aluminum Co.	35,016	549
*	Alpha Natural Resources Inc.	145,044	538
	Stepan Co.	10,146	536
	Arch Coal Inc.	140,551	513
	Quaker Chemical Corp.	6,539	502
	Koppers Holdings Inc.	13,005	497
*	Kraton Performance Polymers Inc.	20,721	464
*	Rentech Inc.	175,857	455
*	RTI International Metals Inc.	17,009	452
*	Cambrex Corp.	20,651	428
	Haynes International Inc.	7,134	404
*	OMNOVA Solutions Inc.	42,153	383
	Deltic Timber Corp.	6,307	381
*	Westmoreland Coal Co.	9,188	333
	Tredegar Corp.	13,065	306
	Wausau Paper Corp.	27,396	296
*,^	Molycorp Inc.	107,893	277
	Zep Inc.	15,483	273
	Aceto Corp.	14,366	261
	Hawkins Inc.	6,172	229
^	Walter Energy Inc.	41,689	227
*	Senomyx Inc.	26,231	227
*,^	Allied Nevada Gold Corp.	55,978	211
	Olympic Steel Inc.	7,619	189
	Kronos Worldwide Inc.	11,643	182
	American Vanguard Corp.	12,311	163
	FutureFuel Corp.	9,700	161
	Ampco-Pittsburgh Corp.	6,863	157
*,^	Midway Gold Corp.	154,251	139
*	Penford Corp.	10,394	133
	Noranda Aluminum Holding Corp.	36,433	129
	Gold Resource Corp.	24,122	122
*,^	Paramount Gold and Silver Corp.	121,814	117
*	General Moly Inc.	96,309	111
	Synalloy Corp.	6,575	108
	Chase Corp.	3,079	105
*,^	Uni-Pixel Inc.	12,460	100
*	Universal Stainless & Alloy Products Inc.	2,437	79
*	US Antimony Corp.	44,858	64
*	Northern Technologies International Corp.	2,900	61
*	Handy & Harman Ltd.	2,000	54
	United-Guardian Inc.	1,801	52
*	Nova Lifestyle Inc.	10,242	48
*	Comstock Mining Inc.	28,500	48
*	Solitario Exploration & Royalty Corp.	27,160	36
*	Marrone Bio Innovations Inc.	2,500	29
*,^	Verso Paper Corp.	13,766	29

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Metabolix Inc.	32,933	29
*	Uranerz Energy Corp.	18,000	27
	KMG Chemicals Inc.	1,299	23
*	Codexis Inc.	12,540	18
*	Uranium Resources Inc.	3,707	10
			428,858
Consumer Goods (5.9%)
	Procter & Gamble Co.	1,730,598	136,008
	Coca-Cola Co.	2,517,066	106,623
	PepsiCo Inc.	966,905	86,383
	Philip Morris International Inc.	953,999	80,432
	Altria Group Inc.	1,269,281	53,234
	Ford Motor Co.	2,464,378	42,486
	Monsanto Co.	333,888	41,649
	Colgate-Palmolive Co.	584,857	39,876
	Mondelez International Inc. Class A	1,027,668	38,651
	NIKE Inc. Class B	449,650	34,870
	General Motors Co.	816,291	29,631
	Kimberly-Clark Corp.	241,005	26,805
	Kraft Foods Group Inc.	379,517	22,752
	Johnson Controls Inc.	421,165	21,029
	General Mills Inc.	398,211	20,922
	Archer-Daniels-Midland Co.	418,018	18,439
	VF Corp.	224,245	14,127
	Lorillard Inc.	231,050	14,087
	Delphi Automotive plc	194,084	13,341
*	Tesla Motors Inc.	51,977	12,478
	Reynolds American Inc.	205,116	12,379
	Kellogg Co.	183,265	12,040
	Mead Johnson Nutrition Co.	128,314	11,955
	Estee Lauder Cos. Inc. Class A	147,387	10,945
*	Michael Kors Holdings Ltd.	116,516	10,329
	Harley-Davidson Inc.	140,404	9,807
	BorgWarner Inc.	145,766	9,502
	Hershey Co.	92,980	9,053
	Keurig Green Mountain Inc.	72,004	8,972
*	Constellation Brands Inc. Class A	100,748	8,879
	Stanley Black & Decker Inc.	98,566	8,656
	Mattel Inc.	216,826	8,450
	Genuine Parts Co.	92,261	8,100
	ConAgra Foods Inc.	267,236	7,932
	Clorox Co.	81,981	7,493
	Dr Pepper Snapple Group Inc.	126,503	7,411
	Activision Blizzard Inc.	318,879	7,111
	Coca-Cola Enterprises Inc.	146,446	6,997
	Molson Coors Brewing Co. Class B	93,133	6,907
	Whirlpool Corp.	49,352	6,871
*	Monster Beverage Corp.	96,086	6,825
	JM Smucker Co.	63,330	6,749
	Bunge Ltd.	89,131	6,742
*	Electronic Arts Inc.	187,218	6,715
*	TRW Automotive Holdings Corp.	73,948	6,620
*	Under Armour Inc. Class A	109,982	6,543
	Tyson Foods Inc. Class A	171,995	6,457
	Brown-Forman Corp. Class B	66,890	6,299
	Church & Dwight Co. Inc.	89,506	6,261
	Hanesbrands Inc.	63,416	6,243
	Ralph Lauren Corp. Class A	38,315	6,157
	PVH Corp.	52,041	6,068
	Coach Inc.	176,353	6,029
	Polaris Industries Inc.	42,268	5,505
	Campbell Soup Co.	120,090	5,501
	Newell Rubbermaid Inc.	175,574	5,441
*	Mohawk Industries Inc.	39,270	5,433

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	McCormick & Co. Inc.	72,999	5,226
	Leucadia National Corp.	198,533	5,205
	Energizer Holdings Inc.	40,629	4,958
	Hillshire Brands Co.	78,494	4,890
*	Jarden Corp.	79,069	4,693
	Lear Corp.	52,182	4,661
*	LKQ Corp.	173,870	4,641
	Lennar Corp. Class A	110,454	4,637
	Harman International Industries Inc.	43,085	4,629
	DR Horton Inc.	187,326	4,604
	PulteGroup Inc.	219,953	4,434
	Goodyear Tire & Rubber Co.	158,963	4,416
	Snap-on Inc.	37,146	4,403
	Hormel Foods Corp.	85,533	4,221
*	WABCO Holdings Inc.	39,106	4,177
	Avon Products Inc.	281,205	4,108
	Hasbro Inc.	74,864	3,971
*	Toll Brothers Inc.	101,426	3,743
	Ingredion Inc.	48,770	3,660
*	WhiteWave Foods Co. Class A	111,556	3,611
	Leggett & Platt Inc.	91,199	3,126
^	Herbalife Ltd.	47,095	3,039
*	Middleby Corp.	36,654	3,032
*	Kate Spade & Co.	79,123	3,018
*	NVR Inc.	2,600	2,992
*	Visteon Corp.	30,467	2,956
*	Fossil Group Inc.	28,011	2,928
*	Lululemon Athletica Inc.	66,267	2,682
*	Hain Celestial Group Inc.	29,621	2,629
*	Tenneco Inc.	39,756	2,612
	Gentex Corp.	88,537	2,575
	Brunswick Corp.	59,226	2,495
	Flowers Foods Inc.	116,660	2,459
	Tupperware Brands Corp.	29,044	2,431
	Nu Skin Enterprises Inc. Class A	32,621	2,413
*	Tempur Sealy International Inc.	39,225	2,342
	Dana Holding Corp.	95,164	2,324
	Carter's Inc.	32,603	2,247
*	Darling Ingredients Inc.	102,386	2,140
*	Deckers Outdoor Corp.	21,241	1,834
*	TreeHouse Foods Inc.	22,625	1,812
	Scotts Miracle-Gro Co. Class A	30,133	1,713
	Thor Industries Inc.	29,582	1,682
	Wolverine World Wide Inc.	61,916	1,613
	Pool Corp.	27,684	1,566
*	Zynga Inc. Class A	436,596	1,401
*	Steven Madden Ltd.	39,737	1,363
*	Post Holdings Inc.	26,688	1,359
*	Take-Two Interactive Software Inc.	60,229	1,339
	Sanderson Farms Inc.	13,663	1,328
*	Iconix Brand Group Inc.	30,713	1,319
*	Boston Beer Co. Inc. Class A	5,784	1,293
	Lancaster Colony Corp.	13,453	1,280
*	Skechers U.S.A. Inc. Class A	26,651	1,218
*	Helen of Troy Ltd.	19,953	1,210
	Cooper Tire & Rubber Co.	39,887	1,197
	Ryland Group Inc.	30,117	1,188
	Spectrum Brands Holdings Inc.	13,634	1,173
	B&G Foods Inc.	35,077	1,147
	HNI Corp.	29,188	1,141
	Herman Miller Inc.	36,585	1,106
	KB Home	58,735	1,097
	Dean Foods Co.	57,927	1,019
*	Dorman Products Inc.	20,331	1,003

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Gentherm Inc.	22,292	991
	Pinnacle Foods Inc.	29,424	968
*	TiVo Inc.	74,518	962
*	Meritage Homes Corp.	22,645	956
	J&J Snack Foods Corp.	10,008	942
*	G-III Apparel Group Ltd.	11,483	938
	Andersons Inc.	17,533	904
	Snyder's-Lance Inc.	34,132	903
	Schweitzer-Mauduit International Inc.	19,942	871
	Steelcase Inc. Class A	55,028	833
	Fresh Del Monte Produce Inc.	27,156	832
	Universal Corp.	15,025	832
*	Crocs Inc.	54,593	820
*	Pilgrim's Pride Corp.	29,835	816
*	American Axle & Manufacturing Holdings Inc.	42,973	812
	La-Z-Boy Inc.	33,661	780
	MDC Holdings Inc.	25,507	773
	Vector Group Ltd.	37,060	766
	Interface Inc. Class A	38,594	727
*	Select Comfort Corp.	34,864	720
	Cal-Maine Foods Inc.	9,672	719
*,^	Seaboard Corp.	237	716
*	Standard Pacific Corp.	82,421	709
*,^	iRobot Corp.	17,280	708
	Columbia Sportswear Co.	7,776	643
	Coty Inc. Class A	36,965	633
	Briggs & Stratton Corp.	30,814	630
	WD-40 Co.	8,317	626
	Standard Motor Products Inc.	13,847	619
	Drew Industries Inc.	12,122	606
*	Tumi Holdings Inc.	28,300	570
	Knoll Inc.	32,546	564
*	Universal Electronics Inc.	10,955	535
*	Boulder Brands Inc.	37,697	535
	Oxford Industries Inc.	7,925	528
*	Cooper-Standard Holding Inc.	7,558	500
	Movado Group Inc.	11,879	495
	Ethan Allen Interiors Inc.	19,828	491
*,^	Eastman Kodak Co.	19,835	485
*	Winnebago Industries Inc.	19,069	480
*	ACCO Brands Corp.	74,263	476
*	Cavco Industries Inc.	5,396	460
	Titan International Inc.	27,348	460
*	Blount International Inc.	31,829	449
*	Hovnanian Enterprises Inc. Class A	86,767	447
*	Modine Manufacturing Co.	27,843	438
*	Diamond Foods Inc.	15,262	430
*	Federal-Mogul Holdings Corp.	21,259	430
	Superior Industries International Inc.	20,696	427
*	Tower International Inc.	11,407	420
*	Libbey Inc.	15,729	419
	Tootsie Roll Industries Inc.	13,155	387
*	USANA Health Sciences Inc.	4,914	384
*	Elizabeth Arden Inc.	17,510	375
*	Taylor Morrison Home Corp. Class A	16,619	373
*	M/I Homes Inc.	15,193	369
	Arctic Cat Inc.	9,186	362
*	Revlon Inc. Class A	11,780	359
*	Unifi Inc.	12,591	347
	Nutrisystem Inc.	19,776	338
*	Chiquita Brands International Inc.	30,776	334
	Callaway Golf Co.	39,574	329
*	Medifast Inc.	10,607	323
*	Quiksilver Inc.	85,813	307

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	RealD Inc.	23,425	299
*	Annie's Inc.	8,300	281
*	Glu Mobile Inc.	53,101	265
*	Vince Holding Corp.	6,724	246
	Inter Parfums Inc.	8,244	244
*	Nutraceutical International Corp.	10,199	243
*	Vera Bradley Inc.	10,600	232
*,^	TRI Pointe Homes Inc.	14,684	231
*	LeapFrog Enterprises Inc.	31,292	230
*	WCI Communities Inc.	11,471	221
*	Beazer Homes USA Inc.	10,215	214
*	DTS Inc.	11,395	210
	Calavo Growers Inc.	6,112	207
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	34,899	202
	Weyco Group Inc.	7,270	199
*	Alliance One International Inc.	73,050	183
	Flexsteel Industries Inc.	5,296	177
*	National Beverage Corp.	9,274	175
*	Stoneridge Inc.	16,264	174
	National Presto Industries Inc.	2,362	172
*	Central Garden and Pet Co. Class A	18,633	171
	Coca-Cola Bottling Co. Consolidated	2,239	165
*	William Lyon Homes Class A	5,342	163
*	Omega Protein Corp.	11,680	160
	Johnson Outdoors Inc. Class A	6,125	158
*	Phibro Animal Health Corp. Class A	7,103	156
*	Motorcar Parts of America Inc.	6,386	155
*	Nautilus Inc.	13,942	155
	John B Sanfilippo & Son Inc.	5,657	150
*	Perry Ellis International Inc.	8,020	140
	Remy International Inc.	5,989	140
*	Central Garden and Pet Co.	15,138	138
*	LGI Homes Inc.	7,544	138
	Alico Inc.	3,661	137
*	Malibu Boats Inc. Class A	6,763	136
*	GoPro Inc. Class A	3,229	131
*	ZAGG Inc.	23,585	128
	Cherokee Inc.	8,203	125
*	Sequential Brands Group Inc.	8,689	120
*,^	American Apparel Inc.	132,356	119
*	Inventure Foods Inc.	10,030	113
*	Lifeway Foods Inc.	8,078	113
*	A-Mark Precious Metals Inc.	10,015	112
	Bassett Furniture Industries Inc.	8,483	112
	Strattec Security Corp.	1,725	111
	Oil-Dri Corp. of America	3,637	111
*	New Home Co. Inc.	7,785	110
	Hooker Furniture Corp.	6,619	107
	MGP Ingredients Inc.	13,280	106
	Female Health Co.	18,607	102
*	Black Diamond Inc.	8,914	100
*	Fuel Systems Solutions Inc.	8,871	99
*	Shiloh Industries Inc.	5,144	95
	Lifetime Brands Inc.	6,025	95
*	Farmer Bros Co.	4,375	95
	Limoneira Co.	3,951	87
	Griffin Land & Nurseries Inc.	2,716	80
*	Dixie Group Inc.	7,526	80
	Culp Inc.	4,439	77
*	JAKKS Pacific Inc.	9,900	77
	Escalade Inc.	4,289	69
*	Skullcandy Inc.	9,100	66
	Marine Products Corp.	7,638	63
*	Jamba Inc.	5,176	63

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Orchids Paper Products Co.	1,953	63
	LS Starrett Co. Class A	3,950	61
*	LoJack Corp.	11,044	60
	Nature's Sunshine Products Inc.	3,488	59
*	Fox Factory Holding Corp.	3,300	58
*	Seneca Foods Corp. Class A	1,893	58
*	Craft Brew Alliance Inc.	4,554	50
*,^	Rock Creek Pharmaceuticals Inc.	75,600	45
	Rocky Brands Inc.	3,080	44
*	Stanley Furniture Co. Inc.	14,364	38
	Acme United Corp.	2,250	38
*	Delta Apparel Inc.	2,400	34
*	P&F Industries Inc. Class A	4,130	32
*	Primo Water Corp.	6,736	32
	Golden Enterprises Inc.	6,718	29
*	Lifevantage Corp.	17,000	24
*	Emerson Radio Corp.	12,162	22
	Koss Corp.	4,241	13
*	US Auto Parts Network Inc.	3,160	11
*	Mannatech Inc.	665	8
*	Joe's Jeans Inc.	6,064	6
*	Natural Alternatives International Inc.	1,000	5
*	Willamette Valley Vineyards Inc.	902	5
*	Crystal Rock Holdings Inc.	2,800	2
*	Cubist Pharmaceuticals, Inc. CVR	14,500	2
*	Skyline Corp.	400	2
			1,360,644
Consumer Services (7.8%)
	Walt Disney Co.	1,004,539	86,129
	Comcast Corp. Class A	1,467,020	78,750
	Wal-Mart Stores Inc.	1,026,684	77,073
*	Amazon.com Inc.	234,252	76,080
	Home Depot Inc.	869,538	70,398
	McDonald's Corp.	630,617	63,528
	CVS Caremark Corp.	752,434	56,711
	Twenty-First Century Fox Inc. Class A	1,206,244	42,399
	Walgreen Co.	544,020	40,328
*	Priceline Group Inc.	33,193	39,931
	Time Warner Inc.	538,323	37,817
*	eBay Inc.	740,326	37,061
	Starbucks Corp.	456,094	35,293
	Costco Wholesale Corp.	279,378	32,173
	Lowe's Cos. Inc.	638,045	30,620
	McKesson Corp.	146,376	27,257
*	DIRECTV	307,841	26,170
	Time Warner Cable Inc.	176,572	26,009
	Target Corp.	400,948	23,235
	Yum! Brands Inc.	281,373	22,847
	TJX Cos. Inc.	425,145	22,596
	CBS Corp. Class B	360,293	22,389
	Viacom Inc. Class B	253,308	21,969
	Delta Air Lines Inc.	540,141	20,914
	Las Vegas Sands Corp.	257,645	19,638
*	American Airlines Group Inc.	454,932	19,544
*	Netflix Inc.	36,343	16,013
	Kroger Co.	307,250	15,187
	Cardinal Health Inc.	217,828	14,934
	Sysco Corp.	371,088	13,897
	Macy's Inc.	231,599	13,437
	Southwest Airlines Co.	446,112	11,983
	Omnicom Group Inc.	164,395	11,708
*	Chipotle Mexican Grill Inc. Class A	19,703	11,674
*	AutoZone Inc.	21,170	11,352
*	Dollar General Corp.	194,902	11,180

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Wynn Resorts Ltd.	51,546	10,699
	Carnival Corp.	283,549	10,676
	AmerisourceBergen Corp. Class A	143,455	10,423
	Starwood Hotels & Resorts Worldwide Inc.	122,617	9,910
	Comcast Corp.	185,765	9,907
*	United Continental Holdings Inc.	236,112	9,697
*	O'Reilly Automotive Inc.	64,073	9,649
	Nielsen NV	193,094	9,348
	L Brands Inc.	157,942	9,265
	Whole Foods Market Inc.	237,187	9,163
*	Liberty Interactive Corp. Class A	295,314	8,670
*	DISH Network Corp. Class A	132,905	8,649
	Ross Stores Inc.	125,335	8,288
*	Liberty Media Corp. Class A	59,780	8,171
*	Hertz Global Holdings Inc.	285,807	8,011
*	Charter Communications Inc. Class A	50,396	7,982
	Marriott International Inc. Class A	122,526	7,854
*	TripAdvisor Inc.	70,852	7,699
*	CarMax Inc.	141,840	7,377
*	Discovery Communications Inc. Class A	94,816	7,043
*	Bed Bath & Beyond Inc.	120,700	6,926
	Tiffany & Co.	69,036	6,921
*	Dollar Tree Inc.	125,065	6,811
	Gap Inc.	155,905	6,481
	Kohl's Corp.	121,217	6,386
	Wyndham Worldwide Corp.	82,724	6,264
	Advance Auto Parts Inc.	46,345	6,253
*	MGM Resorts International	234,308	6,186
	Nordstrom Inc.	89,655	6,090
*	Sirius XM Holdings Inc.	1,742,477	6,029
	H&R Block Inc.	175,839	5,894
	Signet Jewelers Ltd.	51,022	5,643
*	IHS Inc. Class A	41,234	5,594
*	News Corp. Class A	309,350	5,550
	Best Buy Co. Inc.	176,338	5,468
	Tractor Supply Co.	88,678	5,356
	Interpublic Group of Cos. Inc.	270,418	5,276
	Safeway Inc.	146,003	5,014
	Expedia Inc.	62,944	4,957
	Foot Locker Inc.	93,894	4,762
	Royal Caribbean Cruises Ltd.	85,266	4,741
	Gannett Co. Inc.	147,586	4,621
	Staples Inc.	415,076	4,499
*	Rite Aid Corp.	611,350	4,383
	Omnicare Inc.	63,871	4,252
	Alaska Air Group Inc.	43,615	4,146
*	Avis Budget Group Inc.	68,572	4,093
	Williams-Sonoma Inc.	56,921	4,086
	Scripps Networks Interactive Inc. Class A	50,131	4,068
	Family Dollar Stores Inc.	61,138	4,044
	Darden Restaurants Inc.	84,422	3,906
	PetSmart Inc.	63,615	3,804
*	Hilton Worldwide Holdings Inc.	157,084	3,660
*	Ulta Salon Cosmetics & Fragrance Inc.	38,926	3,558
*	Pandora Media Inc.	119,116	3,514
*	Discovery Communications Inc.	47,409	3,441
	Dunkin' Brands Group Inc.	69,391	3,179
	FactSet Research Systems Inc.	26,268	3,160
	GameStop Corp. Class A	72,356	2,928
	Dick's Sporting Goods Inc.	62,752	2,922
*	Spirit Airlines Inc.	46,188	2,921
*	Yelp Inc. Class A	37,680	2,889
*	AutoNation Inc.	46,936	2,801
	KAR Auction Services Inc.	86,039	2,742

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Lamar Advertising Co. Class A	51,640	2,737
	Service Corp. International	130,783	2,710
*	Sally Beauty Holdings Inc.	106,561	2,673
	Dun & Bradstreet Corp.	24,249	2,672
	Domino's Pizza Inc.	36,254	2,650
*	Copart Inc.	73,555	2,645
*	Panera Bread Co. Class A	16,945	2,539
	International Game Technology	159,309	2,535
*	Madison Square Garden Co. Class A	38,761	2,421
*	Urban Outfitters Inc.	71,097	2,407
	Cinemark Holdings Inc.	67,227	2,377
	Cablevision Systems Corp. Class A	132,277	2,335
*	AMC Networks Inc. Class A	37,545	2,309
*	Live Nation Entertainment Inc.	91,262	2,253
	Brinker International Inc.	43,856	2,134
	Abercrombie & Fitch Co.	49,222	2,129
*,^	SolarCity Corp.	29,362	2,073
	GNC Holdings Inc. Class A	60,616	2,067
*	Buffalo Wild Wings Inc.	12,240	2,028
*	Apollo Education Group Inc.	64,884	2,028
	Graham Holdings Co. Class B	2,816	2,022
*	Groupon Inc. Class A	305,094	2,020
*	United Natural Foods Inc.	30,723	2,000
	Six Flags Entertainment Corp.	45,370	1,931
*	Norwegian Cruise Line Holdings Ltd.	59,766	1,895
	Sotheby's	44,928	1,887
*	Sprouts Farmers Market Inc.	57,510	1,882
	Dillard's Inc. Class A	15,975	1,863
*	Restoration Hardware Holdings Inc.	20,000	1,861
	Burger King Worldwide Inc.	68,292	1,859
*	Cabela's Inc.	29,756	1,857
*	VCA Inc.	51,878	1,820
	Vail Resorts Inc.	23,409	1,807
*	Office Depot Inc.	309,145	1,759
*	Starz	58,941	1,756
	Casey's General Stores Inc.	24,884	1,749
*	Hyatt Hotels Corp. Class A	28,466	1,736
	John Wiley & Sons Inc. Class A	28,185	1,708
*	JetBlue Airways Corp.	155,669	1,689
	Sinclair Broadcast Group Inc. Class A	48,030	1,669
*	Bally Technologies Inc.	25,274	1,661
	Chico's FAS Inc.	97,894	1,660
	Jack in the Box Inc.	27,620	1,653
*	Big Lots Inc.	35,846	1,638
	Men's Wearhouse Inc.	29,251	1,632
*	Time Inc.	67,352	1,631
	CST Brands Inc.	46,652	1,610
	Aaron's Inc.	45,092	1,607
*	JC Penney Co. Inc.	176,608	1,598
	Cracker Barrel Old Country Store Inc.	15,428	1,536
	Wendy's Co.	177,628	1,515
*	HomeAway Inc.	43,484	1,514
	DSW Inc. Class A	53,796	1,503
*	Ascena Retail Group Inc.	83,630	1,430
	Cheesecake Factory Inc.	30,636	1,422
*	OpenTable Inc.	13,709	1,420
*	Murphy USA Inc.	29,011	1,418
*	Asbury Automotive Group Inc.	20,389	1,402
	DeVry Education Group Inc.	32,947	1,395
	Lions Gate Entertainment Corp.	48,523	1,387
	SeaWorld Entertainment Inc.	48,586	1,376
*	Grand Canyon Education Inc.	29,304	1,347
	Lithia Motors Inc. Class A	14,209	1,337
*	Dolby Laboratories Inc. Class A	30,925	1,336

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Penske Automotive Group Inc.	26,641	1,319
	Rollins Inc.	42,779	1,283
	Hillenbrand Inc.	39,090	1,275
*	Lumber Liquidators Holdings Inc.	16,724	1,270
	New York Times Co. Class A	82,402	1,253
*	Five Below Inc.	30,967	1,236
*	Life Time Fitness Inc.	25,144	1,226
	HSN Inc.	20,656	1,224
*	Genesco Inc.	14,799	1,215
	American Eagle Outfitters Inc.	107,414	1,205
	Group 1 Automotive Inc.	14,023	1,182
*	ANN Inc.	28,578	1,176
*	WebMD Health Corp.	23,902	1,154
	Allegiant Travel Co. Class A	9,759	1,149
	AMERCO	3,790	1,102
	Regal Entertainment Group Class A	51,904	1,095
	Meredith Corp.	22,524	1,089
*	Caesars Acquisition Co. Class A	87,780	1,086
	Texas Roadhouse Inc. Class A	41,463	1,078
^	Chemed Corp.	11,328	1,062
*	Acxiom Corp.	48,693	1,056
*	Beacon Roofing Supply Inc.	31,872	1,056
	Guess? Inc.	38,879	1,050
*	Marriott Vacations Worldwide Corp.	17,844	1,046
	PriceSmart Inc.	11,974	1,042
	Monro Muffler Brake Inc.	19,577	1,041
*	Conversant Inc.	40,957	1,040
*	SUPERVALU Inc.	124,676	1,025
*	Shutterfly Inc.	23,578	1,015
*	Bloomin' Brands Inc.	44,500	998
	Finish Line Inc. Class A	33,493	996
	Nexstar Broadcasting Group Inc. Class A	19,076	985
*	DreamWorks Animation SKG Inc. Class A	41,985	977
	Morningstar Inc.	13,541	972
	Choice Hotels International Inc.	20,620	971
*	Pinnacle Entertainment Inc.	37,702	949
	Pier 1 Imports Inc.	60,790	937
	Rent-A-Center Inc.	32,616	935
*	Hibbett Sports Inc.	17,089	926
	Papa John's International Inc.	21,276	902
*	Orient-Express Hotels Ltd. Class A	60,859	885
*	Express Inc.	51,259	873
*	Houghton Mifflin Harcourt Co.	45,428	870
	Buckle Inc.	18,909	839
*	Fresh Market Inc.	24,774	829
*	Susser Holdings Corp.	10,235	826
	Bob Evans Farms Inc.	16,473	824
	Aramark	31,600	818
*	Sonic Corp.	36,826	813
*	Conn's Inc.	16,336	807
	Matthews International Corp. Class A	19,261	801
*	Vitamin Shoppe Inc.	18,521	797
	DineEquity Inc.	9,924	789
*	Fiesta Restaurant Group Inc.	16,411	762
*,^	Media General Inc.	36,625	752
	Extended Stay America Inc.	31,543	731
	National CineMedia Inc.	41,473	726
	Children's Place Inc.	14,430	716
*	Constant Contact Inc.	22,028	707
	Brown Shoe Co. Inc.	24,445	699
*,^	Sears Holdings Corp.	17,475	698
*	Rush Enterprises Inc. Class A	19,874	689
*	Krispy Kreme Doughnuts Inc.	42,630	681
*	Bright Horizons Family Solutions Inc.	15,569	669

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Churchill Downs Inc.	7,256	654
*,^	Caesars Entertainment Corp.	35,600	644
*	comScore Inc.	17,878	634
*	Boyd Gaming Corp.	50,359	611
*	Bankrate Inc.	34,618	607
	Interval Leisure Group Inc.	27,598	606
	Sonic Automotive Inc. Class A	22,533	601
*	RetailMeNot Inc.	22,585	601
*	Penn National Gaming Inc.	48,493	589
*	Red Robin Gourmet Burgers Inc.	8,221	585
	International Speedway Corp. Class A	17,499	582
*	BJ's Restaurants Inc.	16,575	579
*	Burlington Stores Inc.	17,406	555
*	Popeyes Louisiana Kitchen Inc.	12,537	548
*	Carmike Cinemas Inc.	15,527	545
	Scholastic Corp.	15,566	531
*,^	Clean Energy Fuels Corp.	44,754	525
*	Barnes & Noble Inc.	22,947	523
	SpartanNash Co.	24,491	515
*	Lands' End Inc.	15,258	512
	Core-Mark Holding Co. Inc.	11,212	512
	MDC Partners Inc. Class A	23,696	509
*	zulily Inc. Class A	11,903	487
*	Multimedia Games Holding Co. Inc.	16,266	482
	Cato Corp. Class A	15,285	472
	Regis Corp.	33,533	472
*	Cumulus Media Inc. Class A	71,291	470
*	Diamond Resorts International Inc.	19,525	454
*	Hawaiian Holdings Inc.	32,998	452
*	Biglari Holdings Inc.	1,061	449
*	Ascent Capital Group Inc. Class A	6,741	445
	SkyWest Inc.	35,866	438
	Capella Education Co.	7,860	428
*	FTD Cos. Inc.	13,416	427
*	Tuesday Morning Corp.	23,594	420
	Weight Watchers International Inc.	20,587	415
	Fred's Inc. Class A	26,591	407
*	Francesca's Holdings Corp.	27,491	405
*	K12 Inc.	16,759	403
*	Strayer Education Inc.	7,525	395
*	Scientific Games Corp. Class A	35,364	393
*	American Public Education Inc.	11,260	387
*	Republic Airways Holdings Inc.	34,860	378
	Stage Stores Inc.	20,192	377
*	EW Scripps Co. Class A	17,658	374
*	Pep Boys-Manny Moe & Jack	31,098	356
*	Ruby Tuesday Inc.	46,648	354
*	Angie's List Inc.	29,043	347
*	Mattress Firm Holding Corp.	7,258	347
*	Zumiez Inc.	12,329	340
*	Gray Television Inc.	25,579	336
*	Orbitz Worldwide Inc.	37,699	336
*	La Quinta Holdings Inc.	17,519	335
	Weis Markets Inc.	7,026	321
*	Del Frisco's Restaurant Group Inc.	11,576	319
*	Noodles & Co. Class A	9,200	316
*	Steiner Leisure Ltd.	7,084	307
*	Denny's Corp.	45,438	296
*	Coupons.com Inc.	11,257	296
	Stein Mart Inc.	21,111	293
*	Chefs' Warehouse Inc.	14,709	291
	Marcus Corp.	15,559	284
	AMC Entertainment Holdings Inc.	11,277	280
	Ingles Markets Inc. Class A	10,109	266

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Haverty Furniture Cos. Inc.	10,595	266
*	Providence Service Corp.	7,254	265
*	XO Group Inc.	20,857	255
*	Stamps.com Inc.	7,410	250
*	Blue Nile Inc.	8,836	247
*	Tile Shop Holdings Inc.	16,000	245
*	America's Car-Mart Inc.	6,119	242
*	Liquidity Services Inc.	15,187	239
*,^	ITT Educational Services Inc.	14,241	238
	Destination Maternity Corp.	10,343	236
*	Daily Journal Corp.	1,128	233
	World Wrestling Entertainment Inc. Class A	19,504	233
*	Chuy's Holdings Inc.	6,400	232
*	Citi Trends Inc.	10,813	232
*	New Media Investment Group Inc.	16,132	228
	Carriage Services Inc. Class A	13,202	226
*	McClatchy Co. Class A	40,024	222
*	Kirkland's Inc.	11,486	213
	Entravision Communications Corp. Class A	34,071	212
*	Morgans Hotel Group Co.	26,551	211
*	Journal Communications Inc. Class A	23,342	207
	ClubCorp Holdings Inc.	11,056	205
	Marchex Inc. Class B	16,895	203
*	SP Plus Corp.	9,382	201
*	Sizmek Inc.	21,021	200
*	Career Education Corp.	42,288	198
	Saga Communications Inc. Class A	4,416	189
	Harte-Hanks Inc.	26,021	187
*	ValueVision Media Inc. Class A	37,434	187
*	Aeropostale Inc.	51,134	178
*	Titan Machinery Inc.	10,683	176
	Big 5 Sporting Goods Corp.	14,278	175
	PetMed Express Inc.	12,901	174
*	Overstock.com Inc.	10,886	172
*	MTR Gaming Group Inc.	31,481	168
*	Christopher & Banks Corp.	19,107	167
	Clear Channel Outdoor Holdings Inc. Class A	20,426	167
*,^	Container Store Group Inc.	5,984	166
*	Lee Enterprises Inc.	36,801	164
	Shoe Carnival Inc.	7,711	159
*	West Marine Inc.	15,389	158
	Ruth's Hospitality Group Inc.	12,550	155
*	Speed Commerce Inc.	41,347	155
*	Destination XL Group Inc.	27,724	153
	Schawk Inc. Class A	7,377	150
*	Travelzoo Inc.	7,740	150
*	Bravo Brio Restaurant Group Inc.	9,503	148
*	SFX Entertainment Inc.	18,276	148
	Speedway Motorsports Inc.	8,106	148
*	Pantry Inc.	9,100	147
	Collectors Universe Inc.	7,501	147
^	CBS Outdoor Americas Inc.	4,444	145
*	MarineMax Inc.	8,361	140
*	1-800-Flowers.com Inc. Class A	23,555	137
*	Bridgepoint Education Inc.	10,232	136
*	Ignite Restaurant Group Inc.	9,280	135
*	Sabre Corp.	6,610	133
*	TechTarget Inc.	14,942	132
*	Famous Dave's of America Inc.	4,588	132
*	Remark Media Inc.	14,727	131
*	Isle of Capri Casinos Inc.	15,073	129
*,^	Dex Media Inc.	10,990	122
*	Radio One Inc.	24,521	121
*	Sears Hometown and Outlet Stores Inc.	5,600	120

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Kona Grill Inc.	6,103	118
*	hhgregg Inc.	11,539	117
*	Fairway Group Holdings Corp.	17,372	116
	AH Belo Corp. Class A	9,735	115
*	Intrawest Resorts Holdings Inc.	9,915	114
*	Emmis Communications Corp. Class A	37,876	113
*	Gaiam Inc. Class A	14,492	111
*	QuinStreet Inc.	19,831	109
*	Care.com Inc.	8,532	108
*	PCM Inc.	9,786	104
*	Reading International Inc. Class A	11,662	99
*	Empire Resorts Inc.	13,479	97
*	Carrols Restaurant Group Inc.	13,226	94
*	Monarch Casino & Resort Inc.	5,883	89
	Dover Motorsports Inc.	30,456	88
*	Chegg Inc.	12,486	88
*	Autobytel Inc.	6,554	86
	Village Super Market Inc. Class A	3,510	83
	Courier Corp.	5,480	82
*	CafePress Inc.	15,789	82
*	Natural Grocers by Vitamin Cottage Inc.	3,800	81
	CSS Industries Inc.	3,040	80
	Roundy's Inc.	14,500	80
	Bon-Ton Stores Inc.	7,644	79
*	Diversified Restaurant Holdings Inc.	16,000	76
*	YuMe Inc.	12,750	75
	Town Sports International Holdings Inc.	11,065	74
*	Demand Media Inc.	15,064	73
*	Entercom Communications Corp. Class A	6,638	71
*	Build-A-Bear Workshop Inc.	5,246	70
*	Geeknet Inc.	5,413	68
*	Luby's Inc.	11,142	66
*,^	Wet Seal Inc. Class A	67,234	61
*	Vitacost.com Inc.	9,690	61
*	Cambium Learning Group Inc.	26,931	59
*	RealNetworks Inc.	7,101	54
	Liberator Medical Holdings Inc.	13,600	51
	Gordmans Stores Inc.	11,829	51
*	Century Casinos Inc.	8,747	51
*	Martha Stewart Living Omnimedia Inc. Class A	10,300	48
	TheStreet Inc.	19,297	47
*	PDI Inc.	9,804	43
*	Mandalay Digital Group Inc.	10,800	43
	bebe stores inc	13,194	40
*	Lakes Entertainment Inc.	8,285	39
	Salem Communications Corp. Class A	3,960	37
*	RLJ Entertainment Inc.	9,370	36
	Ark Restaurants Corp.	1,599	36
*	Dover Saddlery Inc.	6,400	35
*	Pizza Inn Holdings Inc.	5,000	31
*	RadioShack Corp.	31,100	31
*	Pacific Sunwear of California Inc.	12,700	30
	Trans World Entertainment Corp.	7,150	27
*	Zoe's Kitchen Inc.	669	23
*	Education Management Corp.	12,894	22
	Frisch's Restaurants Inc.	877	21
*	Everyday Health Inc.	1,095	20
*	Premier Exhibitions Inc.	24,380	20
*	Books-A-Million Inc.	8,698	19
*	Ambassadors Group Inc.	4,034	19
*	Adolor Corp. Rights Exp. 07/01/2019	34,581	18
*	Learning Tree International Inc.	6,906	18
	National American University Holdings Inc.	5,355	16
*	Rick's Cabaret International Inc.	1,511	15

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Envivio Inc.	6,284	15
*	Perfumania Holdings Inc.	2,123	14
*	ReachLocal Inc.	1,656	12
	Winmark Corp.	163	11
*	Red Lion Hotels Corp.	2,033	11
*	Dover Downs Gaming & Entertainment Inc.	8,083	11
*	New York & Co. Inc.	2,966	11
*	Cache Inc.	5,715	9
*	ALCO Stores Inc.	985	8
*	Gaming Partners International Corp.	800	7
*	Insignia Systems Inc.	1,800	6
	Einstein Noah Restaurant Group Inc.	348	6
*	Potbelly Corp.	350	6
*	Body Central Corp.	3,839	3
*	Local Corp.	1,300	3
*	Spark Networks Inc.	400	2
*	Corinthian Colleges Inc.	5,428	2
	Beasley Broadcasting Group Inc. Class A	200	1
*	Sport Chalet Inc. Class A	1,442	1
*	Cosi Inc.	1,039	1
*	SPAR Group Inc.	300	—
*	Southern Community Financial Corp	1,940	—
			1,799,969
Financials (11.0%)
	Wells Fargo & Co.	3,353,710	176,271
	JPMorgan Chase & Co.	2,414,417	139,119
*	Berkshire Hathaway Inc. Class B	1,047,640	132,589
	Bank of America Corp.	6,730,876	103,454
	Citigroup Inc.	1,837,069	86,526
	Visa Inc. Class A	320,888	67,614
	American Express Co.	676,273	64,158
	American International Group Inc.	932,030	50,870
	US Bancorp	1,157,427	50,140
	MasterCard Inc. Class A	654,919	48,117
	Goldman Sachs Group Inc.	259,913	43,520
	Simon Property Group Inc.	197,997	32,923
	MetLife Inc.	573,070	31,840
	PNC Financial Services Group Inc.	340,400	30,313
	Capital One Financial Corp.	363,626	30,036
	Morgan Stanley	921,671	29,798
	Bank of New York Mellon Corp.	721,609	27,046
	Prudential Financial Inc.	292,357	25,953
	American Tower Corporation	250,665	22,555
	BlackRock Inc.	69,094	22,082
	Travelers Cos. Inc.	219,210	20,621
	ACE Ltd.	189,152	19,615
	Charles Schwab Corp.	701,721	18,897
	Discover Financial Services	300,120	18,601
	Aflac Inc.	290,602	18,090
	Marsh & McLennan Cos. Inc.	349,004	18,085
	BB&T Corp.	453,515	17,882
	State Street Corp.	260,538	17,524
	Aon plc	191,427	17,246
	Allstate Corp.	273,286	16,047
	Public Storage	92,938	15,925
	Crown Castle International Corp.	211,534	15,709
	Franklin Resources Inc.	260,719	15,080
*	Berkshire Hathaway Inc. Class A	78	14,812
	Ameriprise Financial Inc.	121,164	14,540
	McGraw Hill Financial Inc.	174,021	14,449
	CME Group Inc.	203,553	14,442
	Equity Residential	228,157	14,374
	Chubb Corp.	153,159	14,117
	Intercontinental Exchange Inc.	73,569	13,897

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	SunTrust Banks Inc.	339,706	13,609
	T. Rowe Price Group Inc.	158,894	13,412
	Prologis Inc.	317,120	13,030
^	Weyerhaeuser Co.	368,755	12,202
	HCP Inc.	291,159	12,048
	Ventas Inc.	187,598	12,025
	Moody's Corp.	135,280	11,859
	Fifth Third Bancorp	542,028	11,572
	Health Care REIT Inc.	184,635	11,571
	Boston Properties Inc.	97,608	11,535
	Vornado Realty Trust	107,524	11,476
	AvalonBay Communities Inc.	77,801	11,063
	Host Hotels & Resorts Inc.	482,350	10,617
	Invesco Ltd.	275,834	10,413
	Hartford Financial Services Group Inc.	283,432	10,150
	Principal Financial Group Inc.	190,096	9,596
	Regions Financial Corp.	892,133	9,474
	M&T Bank Corp.	75,292	9,340
	Northern Trust Corp.	136,034	8,735
	Lincoln National Corp.	168,353	8,660
	Progressive Corp.	340,490	8,635
	Loews Corp.	195,983	8,625
	KeyCorp	564,670	8,092
	General Growth Properties Inc.	334,470	7,880
	Essex Property Trust Inc.	38,920	7,197
*	Affiliated Managers Group Inc.	34,706	7,129
	American Realty Capital Properties Inc.	567,015	7,105
	Annaly Capital Management Inc.	601,867	6,879
	SL Green Realty Corp.	59,893	6,553
	Realty Income Corp.	138,771	6,164
	Western Union Co.	350,210	6,073
	Macerich Co.	89,455	5,971
	Comerica Inc.	116,328	5,835
*	CBRE Group Inc. Class A	180,956	5,798
	Unum Group	165,680	5,759
	Equifax Inc.	78,867	5,721
	Kimco Realty Corp.	248,155	5,703
	XL Group plc Class A	173,828	5,689
	CIT Group Inc.	123,881	5,669
*	Markel Corp.	8,433	5,529
*	Genworth Financial Inc. Class A	316,457	5,506
	Fidelity National Financial Inc. Class A	167,510	5,488
	American Capital Agency Corp.	225,707	5,284
	Federal Realty Investment Trust	42,145	5,096
	Huntington Bancshares Inc.	533,604	5,091
	Plum Creek Timber Co. Inc.	112,513	5,074
	TD Ameritrade Holding Corp.	158,998	4,985
^	Digital Realty Trust Inc.	84,572	4,932
	Navient Corp.	274,421	4,860
	Cincinnati Financial Corp.	99,924	4,800
	First Republic Bank	85,212	4,686
*	Arch Capital Group Ltd.	80,717	4,636
	UDR Inc.	160,549	4,597
	Arthur J Gallagher & Co.	97,936	4,564
	Torchmark Corp.	55,511	4,547
	Willis Group Holdings plc	103,541	4,483
*	Alleghany Corp.	10,011	4,386
	New York Community Bancorp Inc.	265,997	4,251
	Lazard Ltd. Class A	82,150	4,236
	Raymond James Financial Inc.	81,634	4,141
	NorthStar Realty Finance Corp.	237,678	4,131
	WP Carey Inc.	62,954	4,054
*	E*TRADE Financial Corp.	185,046	3,934
	Everest Re Group Ltd.	24,336	3,906

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Duke Realty Corp.	211,396	3,839
	Extra Space Storage Inc.	70,340	3,746
*	SVB Financial Group	31,809	3,710
	Camden Property Trust	52,113	3,708
	Jones Lang LaSalle Inc.	28,513	3,604
	Liberty Property Trust	94,881	3,599
	Legg Mason Inc.	69,838	3,583
	Alexandria Real Estate Equities Inc.	45,872	3,562
	Protective Life Corp.	51,221	3,551
*	Realogy Holdings Corp.	93,991	3,544
*	Signature Bank	27,917	3,523
	Mid-America Apartment Communities Inc.	47,936	3,502
	Reinsurance Group of America Inc. Class A	44,375	3,501
	Zions Bancorporation	117,972	3,477
*	MSCI Inc. Class A	75,248	3,450
*	Howard Hughes Corp.	21,815	3,443
	PartnerRe Ltd.	30,925	3,377
	Regency Centers Corp.	60,126	3,348
	Voya Financial Inc.	92,068	3,346
	Waddell & Reed Financial Inc. Class A	52,679	3,297
	Starwood Property Trust Inc.	138,217	3,285
*	Ally Financial Inc.	137,295	3,283
	SEI Investments Co.	99,635	3,265
	East West Bancorp Inc.	92,850	3,249
	DDR Corp.	184,248	3,248
	Kilroy Realty Corp.	51,985	3,238
*	Liberty Ventures Class A	42,962	3,171
	Senior Housing Properties Trust	128,201	3,114
	HCC Insurance Holdings Inc.	63,134	3,090
	WR Berkley Corp.	66,560	3,082
	Assurant Inc.	46,412	3,042
	Apartment Investment & Management Co. Class A	94,130	3,038
	Hudson City Bancorp Inc.	306,662	3,014
	People's United Financial Inc.	198,160	3,006
	National Retail Properties Inc.	79,026	2,939
	NASDAQ OMX Group Inc.	75,822	2,928
	Taubman Centers Inc.	38,619	2,928
	Omega Healthcare Investors Inc.	79,385	2,926
	Hospitality Properties Trust	95,925	2,916
	Rayonier Inc.	80,611	2,866
	American Financial Group Inc.	47,945	2,856
	Eaton Vance Corp.	74,910	2,831
	Cullen/Frost Bankers Inc.	35,503	2,820
	Axis Capital Holdings Ltd.	63,368	2,806
	CBOE Holdings Inc.	56,257	2,768
	LPL Financial Holdings Inc.	55,470	2,759
*	Ocwen Financial Corp.	74,151	2,751
	BioMed Realty Trust Inc.	125,088	2,731
	Spirit Realty Capital Inc.	239,059	2,716
	RenaissanceRe Holdings Ltd.	25,110	2,687
*	Zillow Inc. Class A	18,358	2,624
	American Campus Communities Inc.	68,319	2,613
	PacWest Bancorp	59,834	2,583
	Assured Guaranty Ltd.	105,170	2,577
	Prosperity Bancshares Inc.	40,942	2,563
	CNO Financial Group Inc.	142,913	2,544
	Old Republic International Corp.	152,447	2,521
	Douglas Emmett Inc.	88,261	2,491
	Brown & Brown Inc.	80,560	2,474
	Commerce Bancshares Inc.	53,169	2,472
	LaSalle Hotel Properties	69,873	2,466
	Corrections Corp. of America	74,726	2,455
	Highwoods Properties Inc.	58,222	2,442
	Weingarten Realty Investors	73,928	2,428

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Two Harbors Investment Corp.	228,987	2,400
	Retail Properties of America Inc.	153,686	2,364
	Home Properties Inc.	36,842	2,356
	Allied World Assurance Co. Holdings AG	61,347	2,332
	RLJ Lodging Trust	79,271	2,290
	City National Corp.	30,214	2,289
	SLM Corp.	274,421	2,280
	Equity Lifestyle Properties Inc.	51,302	2,266
	Umpqua Holdings Corp.	125,707	2,253
	Validus Holdings Ltd.	58,292	2,229
*	Popular Inc.	63,713	2,178
	Tanger Factory Outlet Centers Inc.	61,288	2,143
	FirstMerit Corp.	107,137	2,116
*	Forest City Enterprises Inc. Class A	106,260	2,111
	Columbia Property Trust Inc.	80,988	2,107
	BankUnited Inc.	62,792	2,102
	Synovus Financial Corp.	86,139	2,100
	Chimera Investment Corp.	650,375	2,075
*	MGIC Investment Corp.	220,823	2,040
	CommonWealth REIT	76,209	2,006
	First Niagara Financial Group Inc.	228,513	1,997
	American Homes 4 Rent Class A	111,844	1,986
	CBL & Associates Properties Inc.	104,544	1,986
	Aspen Insurance Holdings Ltd.	42,598	1,935
*	Portfolio Recovery Associates Inc.	32,240	1,919
	Piedmont Office Realty Trust Inc. Class A	101,305	1,919
	Sunstone Hotel Investors Inc.	128,497	1,918
	Associated Banc-Corp	105,232	1,903
	Federated Investors Inc. Class B	60,961	1,885
	Post Properties Inc.	35,172	1,880
	Hancock Holding Co.	53,208	1,879
	Gaming and Leisure Properties Inc.	55,137	1,873
	EPR Properties	33,199	1,855
*	Stifel Financial Corp.	39,135	1,853
*	Washington Prime Group Inc.	98,698	1,850
	Webster Financial Corp.	58,570	1,847
	MFA Financial Inc.	224,855	1,846
*	Strategic Hotels & Resorts Inc.	156,812	1,836
	StanCorp Financial Group Inc.	28,488	1,823
	Healthcare Trust of America Inc. Class A	150,804	1,816
	First Horizon National Corp.	152,965	1,814
	First American Financial Corp.	64,983	1,806
	Hanover Insurance Group Inc.	28,467	1,798
	Radian Group Inc.	120,070	1,778
	DiamondRock Hospitality Co.	134,910	1,730
	Primerica Inc.	35,649	1,706
	Bank of Hawaii Corp.	28,901	1,696
	ProAssurance Corp.	38,032	1,689
	DCT Industrial Trust Inc.	205,543	1,688
	UMB Financial Corp.	26,508	1,680
	Geo Group Inc.	46,716	1,669
*	Investors Bancorp Inc.	150,293	1,661
	Financial Engines Inc.	35,089	1,589
	Brandywine Realty Trust	101,742	1,587
	Healthcare Realty Trust Inc.	62,229	1,582
	Corporate Office Properties Trust	56,806	1,580
	TCF Financial Corp.	96,167	1,574
	Sovran Self Storage Inc.	20,058	1,549
	Fulton Financial Corp.	124,807	1,546
	Pebblebrook Hotel Trust	41,538	1,535
	American National Insurance Co.	13,108	1,497
	CubeSmart	81,330	1,490
	MarketAxess Holdings Inc.	27,481	1,486
	Washington Federal Inc.	66,135	1,483

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Medical Properties Trust Inc.	111,687	1,479
	White Mountains Insurance Group Ltd.	2,405	1,463
	Cousins Properties Inc.	117,071	1,458
	Bank of the Ozarks Inc.	42,996	1,438
	Invesco Mortgage Capital Inc.	81,293	1,411
	Endurance Specialty Holdings Ltd.	27,326	1,410
	Symetra Financial Corp.	61,696	1,403
	Colony Financial Inc.	59,484	1,381
	BancorpSouth Inc.	55,979	1,375
*	Texas Capital Bancshares Inc.	25,338	1,367
	Iberiabank Corp.	19,690	1,362
	Wintrust Financial Corp.	29,479	1,356
	FNB Corp.	103,437	1,326
	Lexington Realty Trust	118,631	1,306
	Glacier Bancorp Inc.	45,959	1,304
	Ryman Hospitality Properties Inc.	27,006	1,300
	PrivateBancorp Inc.	44,567	1,295
	Susquehanna Bancshares Inc.	121,736	1,286
*	Virtus Investment Partners Inc.	6,059	1,283
	First Industrial Realty Trust Inc.	68,019	1,281
	Hatteras Financial Corp.	63,827	1,264
	Erie Indemnity Co. Class A	16,693	1,256
	First Financial Bankshares Inc.	39,738	1,247
	Chambers Street Properties	154,858	1,245
	Sun Communities Inc.	24,847	1,238
	Janus Capital Group Inc.	98,545	1,230
	United Bankshares Inc.	37,968	1,228
	Valley National Bancorp	123,578	1,225
	EastGroup Properties Inc.	19,013	1,221
	Cathay General Bancorp	46,606	1,191
	Kennedy-Wilson Holdings Inc.	44,083	1,182
	Home BancShares Inc.	36,020	1,182
	Platinum Underwriters Holdings Ltd.	18,195	1,180
*	American Realty Capital Healthcare Trust Inc.	108,301	1,179
*	Altisource Portfolio Solutions SA	10,289	1,179
	Alexander & Baldwin Inc.	28,126	1,166
	RLI Corp.	25,274	1,157
*	Western Alliance Bancorp	48,403	1,152
	Evercore Partners Inc. Class A	19,971	1,151
	DuPont Fabros Technology Inc.	42,448	1,144
*	New York REIT Inc.	102,164	1,130
	EverBank Financial Corp.	56,027	1,130
	Washington REIT	43,403	1,128
	New Residential Investment Corp.	176,798	1,114
	Mack-Cali Realty Corp.	51,782	1,112
	Chesapeake Lodging Trust	36,433	1,101
	Potlatch Corp.	26,410	1,093
	Newcastle Investment Corp.	227,457	1,090
	National Health Investors Inc.	17,052	1,067
*	Trulia Inc.	22,477	1,065
	Artisan Partners Asset Management Inc. Class A	18,761	1,063
	Home Loan Servicing Solutions Ltd.	46,581	1,059
	Acadia Realty Trust	37,577	1,056
	Redwood Trust Inc.	54,014	1,052
*	Rayonier Advanced Materials Inc.	26,870	1,041
*	MBIA Inc.	94,236	1,040
	American Equity Investment Life Holding Co.	42,116	1,036
*	First Cash Financial Services Inc.	17,973	1,035
	PS Business Parks Inc.	12,391	1,035
	Santander Consumer USA Holdings Inc.	53,076	1,032
	Trustmark Corp.	41,701	1,030
	Capitol Federal Financial Inc.	84,270	1,025
	ARMOUR Residential REIT Inc.	236,443	1,024
	Glimcher Realty Trust	93,854	1,016

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Argo Group International Holdings Ltd.	19,822	1,013
	Equity One Inc.	42,763	1,009
	Montpelier Re Holdings Ltd.	31,505	1,007
	Kemper Corp.	27,303	1,006
	Altisource Residential Corp.	38,537	1,003
	CYS Investments Inc.	110,587	998
	Interactive Brokers Group Inc.	42,453	989
	CVB Financial Corp.	60,693	973
	FelCor Lodging Trust Inc.	90,079	947
*	WisdomTree Investments Inc.	76,583	947
	International Bancshares Corp.	34,738	938
	PennyMac Mortgage Investment Trust	42,550	934
	Horace Mann Educators Corp.	29,770	931
	MB Financial Inc.	34,320	928
	Brixmor Property Group Inc.	40,327	926
	Old National Bancorp	64,539	922
	Parkway Properties Inc.	44,611	921
	Pinnacle Financial Partners Inc.	23,253	918
	Government Properties Income Trust	35,912	912
	Empire State Realty Trust Inc.	55,098	909
*	Hilltop Holdings Inc.	42,528	904
*	St. Joe Co.	35,477	902
	BOK Financial Corp.	13,540	902
	First Midwest Bancorp Inc.	52,942	902
	BBCN Bancorp Inc.	56,085	895
	Community Bank System Inc.	24,168	875
	Columbia Banking System Inc.	33,048	870
	Selective Insurance Group Inc.	35,166	869
	LTC Properties Inc.	22,167	865
	Westamerica Bancorporation	16,512	863
	American Assets Trust Inc.	24,875	859
	Pennsylvania REIT	45,628	859
	Northwest Bancshares Inc.	63,035	855
	Astoria Financial Corp.	63,161	850
	Hersha Hospitality Trust Class A	126,331	848
	Mercury General Corp.	17,923	843
	Education Realty Trust Inc.	77,535	833
	Greenhill & Co. Inc.	16,905	833
	Sabra Health Care REIT Inc.	28,866	829
	Cash America International Inc.	18,647	828
	HFF Inc. Class A	22,257	828
^	AmTrust Financial Services Inc.	19,779	827
	NRG Yield Inc. Class A	15,764	821
*	iStar Financial Inc.	54,563	817
	National Penn Bancshares Inc.	76,627	811
*	TFS Financial Corp.	56,252	802
*	Enstar Group Ltd.	5,303	799
	Hudson Pacific Properties Inc.	31,132	789
*	South State Corp.	12,696	774
*	Altisource Asset Management Corp.	1,065	770
	American Capital Mortgage Investment Corp.	37,684	754
	Retail Opportunity Investments Corp.	47,343	745
	Boston Private Financial Holdings Inc.	55,396	745
*	Blackhawk Network Holdings Inc. Class B	27,562	740
	First Citizens BancShares Inc. Class A	3,017	739
	Capstead Mortgage Corp.	56,164	739
*	Encore Capital Group Inc.	16,077	730
*	Ambac Financial Group Inc.	26,700	729
	STAG Industrial Inc.	30,129	723
	BGC Partners Inc. Class A	97,162	723
	Union Bankshares Corp.	28,155	722
	Provident Financial Services Inc.	40,366	699
*	Walter Investment Management Corp.	22,794	679
	Nelnet Inc. Class A	16,320	676

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	First Financial Bancorp	39,216	675
	Ashford Hospitality Trust Inc.	58,255	672
	Summit Hotel Properties Inc.	62,382	661
*	Starwood Waypoint Residential Trust	25,173	660
*	Piper Jaffray Cos.	12,582	651
	Blackstone Mortgage Trust Inc. Class A	22,421	650
	OFG Bancorp	34,884	642
	WesBanco Inc.	20,476	636
	Inland Real Estate Corp.	58,947	627
	Franklin Street Properties Corp.	49,038	617
	NBT Bancorp Inc.	25,522	613
*	Navigators Group Inc.	8,926	598
	Select Income REIT	20,003	593
	First Commonwealth Financial Corp.	63,608	586
	Park National Corp.	7,528	581
*	Springleaf Holdings Inc.	22,365	580
	Infinity Property & Casualty Corp.	8,531	574
	Ramco-Gershenson Properties Trust	34,380	571
	Associated Estates Realty Corp.	31,696	571
	AMERISAFE Inc.	13,891	565
*	Credit Acceptance Corp.	4,583	564
	First Merchants Corp.	25,813	546
	Wilshire Bancorp Inc.	52,916	543
*	BofI Holding Inc.	7,356	540
*	Arrowhead Research Corp.	37,444	536
	Renasant Corp.	18,408	535
	RAIT Financial Trust	63,972	529
*	Greenlight Capital Re Ltd. Class A	16,027	528
	ViewPoint Financial Group Inc.	19,365	521
	Anworth Mortgage Asset Corp.	100,383	518
	CoreSite Realty Corp.	15,397	509
	City Holding Co.	11,253	508
	TrustCo Bank Corp. NY	75,516	504
	United Community Banks Inc.	30,317	496
*	KCG Holdings Inc. Class A	41,757	496
	Investors Real Estate Trust	53,842	496
	Oritani Financial Corp.	31,918	491
	Physicians Realty Trust	34,052	490
	Employers Holdings Inc.	22,686	480
	Gramercy Property Trust Inc.	79,300	480
	Resource Capital Corp.	84,643	477
	Alexander's Inc.	1,287	476
*	Forestar Group Inc.	24,792	473
	Kite Realty Group Trust	76,919	472
	Universal Health Realty Income Trust	10,857	472
	Hanmi Financial Corp.	22,358	471
	Sterling Bancorp	39,150	470
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	32,558	467
	Independent Bank Corp.	11,788	452
	Saul Centers Inc.	9,308	452
*	Synergy Resources Corp.	33,995	450
*	Move Inc.	30,269	448
*	Xoom Corp.	16,974	447
*,^	Nationstar Mortgage Holdings Inc.	12,300	446
	Cohen & Steers Inc.	10,278	446
*	PICO Holdings Inc.	18,624	443
*	Investment Technology Group Inc.	26,214	443
	Central Pacific Financial Corp.	22,211	441
	National Bank Holdings Corp. Class A	21,975	438
	Chemical Financial Corp.	15,552	437
	Winthrop Realty Trust	28,407	436
*	American Residential Properties Inc.	23,141	434
*	First BanCorp	79,171	431
	Aviv REIT Inc.	15,250	430

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	World Acceptance Corp.	5,630	428
	Chatham Lodging Trust	19,385	425
	Rouse Properties Inc.	24,666	422
	Lakeland Financial Corp.	11,037	421
	New York Mortgage Trust Inc.	53,818	420
	Cardinal Financial Corp.	22,505	415
*	Ameris Bancorp	19,124	412
	United Financial Bancorp Inc.	30,405	412
	Terreno Realty Corp.	21,298	412
	FBL Financial Group Inc. Class A	8,929	411
^	Southside Bancshares Inc.	14,064	407
*	Beneficial Mutual Bancorp Inc.	29,848	405
*	eHealth Inc.	10,600	402
	FXCM Inc. Class A	26,899	402
	Flushing Financial Corp.	19,219	395
*	Harbinger Group Inc.	31,000	394
	Getty Realty Corp.	20,563	392
	Brookline Bancorp Inc.	41,790	392
	S&T Bancorp Inc.	15,525	386
*	Eagle Bancorp Inc.	11,335	383
	United Fire Group Inc.	13,023	382
	CyrusOne Inc.	15,327	382
*	NMI Holdings Inc. Class A	35,699	375
	Banner Corp.	9,365	371
*	Safeguard Scientifics Inc.	17,815	370
	Western Asset Mortgage Capital Corp.	25,819	366
	First Potomac Realty Trust	27,756	364
*	TESARO Inc.	11,598	361
*	Ladenburg Thalmann Financial Services Inc.	114,033	359
*	Marcus & Millichap Inc.	14,050	358
	Apollo Commercial Real Estate Finance Inc.	21,601	356
	Dime Community Bancshares Inc.	22,555	356
	Community Trust Bancorp Inc.	10,390	356
*	NewStar Financial Inc.	25,210	354
	Rexford Industrial Realty Inc.	24,681	351
	Campus Crest Communities Inc.	40,400	350
	Apollo Residential Mortgage Inc.	20,724	347
	Safety Insurance Group Inc.	6,722	345
	Simmons First National Corp. Class A	8,764	345
	RCS Capital Corp. Class A	16,236	345
*	Ezcorp Inc. Class A	29,824	344
*	Metro Bancorp Inc.	14,860	344
	Monmouth Real Estate Investment Corp. Class A	34,116	343
	Southwest Bancorp Inc.	19,829	338
	Stewart Information Services Corp.	10,708	332
	Excel Trust Inc.	24,769	330
	Agree Realty Corp.	10,864	328
	First Busey Corp.	55,987	325
	Dynex Capital Inc.	36,717	325
	Cedar Realty Trust Inc.	50,229	314
	1st Source Corp.	10,242	314
	Sandy Spring Bancorp Inc.	12,580	313
*	Green Dot Corp. Class A	16,370	311
	1st United Bancorp Inc.	35,885	309
	QTS Realty Trust Inc. Class A	10,708	307
	Lakeland Bancorp Inc.	28,032	303
*	CareTrust REIT Inc.	15,255	302
*	Ladder Capital Corp. Class A	16,662	301
	BancFirst Corp.	4,860	301
	Northfield Bancorp Inc.	22,877	300
	GAMCO Investors Inc.	3,601	299
	Trico Bancshares	12,906	299
	WSFS Financial Corp.	4,038	297
*	Bancorp Inc.	24,939	297

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Maiden Holdings Ltd.	24,537	297
	State Bank Financial Corp.	17,249	292
	One Liberty Properties Inc.	13,598	290
*	Suffolk Bancorp	13,005	290
	AmREIT Inc.	15,683	287
*	Bridge Capital Holdings	11,811	286
*	Taylor Capital Group Inc.	13,274	284
	Berkshire Hills Bancorp Inc.	12,121	281
	Univest Corp. of Pennsylvania	13,499	279
*	Sun Bancorp Inc.	69,354	278
	National Western Life Insurance Co. Class A	1,114	278
	Urstadt Biddle Properties Inc. Class A	13,096	273
*	FBR & Co.	10,067	273
*	Capital Bank Financial Corp.	11,536	272
*	Tejon Ranch Co.	8,322	268
	Silver Bay Realty Trust Corp.	16,392	268
	MainSource Financial Group Inc.	15,307	264
	AG Mortgage Investment Trust Inc.	13,585	257
	Meadowbrook Insurance Group Inc.	35,761	257
	Bryn Mawr Bank Corp.	8,806	256
*	Flagstar Bancorp Inc.	14,122	256
	First Financial Corp.	7,806	251
	German American Bancorp Inc.	9,278	251
	Enterprise Financial Services Corp.	13,818	250
	Washington Trust Bancorp Inc.	6,773	249
	Owens Realty Mortgage Inc.	12,718	247
	Tompkins Financial Corp.	5,120	247
	Independent Bank Group Inc.	4,427	246
*	Preferred Bank	10,291	243
	Ashford Hospitality Prime Inc.	13,965	240
	First Bancorp	12,921	237
*	Citizens Inc. Class A	31,923	236
	Republic Bancorp Inc. Class A	9,937	236
	Heritage Commerce Corp.	28,758	235
	Citizens & Northern Corp.	12,016	234
	TowneBank	14,752	232
	Centerstate Banks Inc.	20,516	230
	Consolidated-Tomoka Land Co.	4,991	229
	Ames National Corp.	9,754	226
	Universal Insurance Holdings Inc.	17,161	223
*	MoneyGram International Inc.	15,085	222
	Peoples Bancorp Inc.	8,225	218
	Resource America Inc. Class A	23,235	217
*	Walker & Dunlop Inc.	14,791	209
	Pacific Continental Corp.	15,112	207
	Gladstone Commercial Corp.	11,598	207
	First Community Bancshares Inc.	14,246	204
	Stock Yards Bancorp Inc.	6,823	204
	Peoples Financial Services Corp.	3,941	203
	Westwood Holdings Group Inc.	3,373	203
	Westfield Financial Inc.	26,868	200
	MicroFinancial Inc.	25,828	200
*	Cowen Group Inc. Class A	46,762	197
	First Interstate BancSystem Inc.	7,225	196
	National Bankshares Inc.	6,344	196
	Mercantile Bank Corp.	8,524	195
	Seacoast Banking Corp. of Florida	17,697	192
	Arlington Asset Investment Corp. Class A	7,000	191
*	United Community Financial Corp.	45,906	190
	Center Bancorp Inc.	9,838	189
	HCI Group Inc.	4,600	187
	Heritage Financial Corp.	11,575	186
*	Global Indemnity plc	7,132	185
*	CommunityOne Bancorp	18,671	181

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Armada Hoffler Properties Inc.	18,554	180
	Independent Bank Corp.	13,954	180
	CoBiz Financial Inc.	16,515	178
*	First Security Group Inc.	81,942	178
*	Customers Bancorp Inc.	8,881	178
	Marlin Business Services Corp.	9,689	176
	BNC Bancorp	10,314	176
	BankFinancial Corp.	15,767	176
	Bank Mutual Corp.	30,162	175
*	Naugatuck Valley Financial Corp.	20,361	175
	Gain Capital Holdings Inc.	22,155	174
*	North Valley Bancorp	7,996	174
	Guaranty Bancorp	12,389	172
	OmniAmerican Bancorp Inc.	6,883	172
	Trade Street Residential Inc.	22,921	172
*	SWS Group Inc.	23,235	169
	Sotherly Hotels Inc.	21,370	167
	OneBeacon Insurance Group Ltd. Class A	10,739	167
*	Performant Financial Corp.	16,500	167
	Financial Institutions Inc.	7,107	166
	Merchants Bancshares Inc.	5,163	165
	First Financial Northwest Inc.	15,135	165
	Great Southern Bancorp Inc.	5,104	164
	Arrow Financial Corp.	6,266	163
*	Hampton Roads Bankshares Inc.	93,380	162
*	INTL. FCStone Inc.	8,101	161
	Pzena Investment Management Inc. Class A	14,284	159
	Diamond Hill Investment Group Inc.	1,234	158
	Whitestone REIT	10,400	155
	Hudson Valley Holding Corp.	8,526	154
	California First National Bancorp	10,384	152
*	Moelis & Co.	4,531	152
	Heartland Financial USA Inc.	6,154	152
	Peapack Gladstone Financial Corp.	7,136	151
	State Auto Financial Corp.	6,441	151
	Bluerock Residential Growth REIT Inc.	11,410	150
	Enterprise Bancorp Inc.	7,286	150
*	Tiptree Financial Inc. Class A	17,164	149
	Independence Realty Trust Inc.	15,612	148
	Fidelity & Guaranty Life	6,100	146
	CNB Financial Corp.	8,629	145
*	First NBC Bank Holding Co.	4,325	145
*	Tree.com Inc.	4,965	145
	ESB Financial Corp.	11,148	144
	Arbor Realty Trust Inc.	20,433	142
	CatchMark Timber Trust Inc. Class A	10,345	141
*	Farmers Capital Bank Corp.	6,208	140
	West Bancorporation Inc.	9,152	139
*	NewBridge Bancorp	17,065	138
*	Yadkin Financial Corp.	7,246	137
	Orchid Island Capital Inc.	10,200	133
	Oppenheimer Holdings Inc. Class A	5,519	132
*	Phoenix Cos. Inc.	2,736	132
*	MBT Financial Corp.	24,123	132
	Cherry Hill Mortgage Investment Corp.	6,580	132
	United Insurance Holdings Corp.	7,628	132
	First Bancorp Inc.	7,436	130
*	JGWPT Holdings Inc. Class A	11,499	129
	ESSA Bancorp Inc.	11,543	128
	Banc of California Inc.	11,699	128
	Macatawa Bank Corp.	24,842	126
	Camden National Corp.	3,245	126
	Bank of Kentucky Financial Corp.	3,610	126
	Wheeler REIT Inc.	26,012	124

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	EMC Insurance Group Inc.	3,988	123
	Waterstone Financial Inc.	10,594	121
	UMH Properties Inc.	11,700	117
	Preferred Apartment Communities Inc. Class A	13,165	117
*	Tristate Capital Holdings Inc.	8,257	117
	GFI Group Inc.	34,500	115
	OceanFirst Financial Corp.	6,912	114
*	Consumer Portfolio Services Inc.	14,900	114
*	Imperial Holdings Inc.	16,584	113
*	ConnectOne Bancorp Inc.	2,261	113
	Penns Woods Bancorp Inc.	2,387	112
	Northrim BanCorp Inc.	4,388	112
*	HomeTrust Bancshares Inc.	6,963	110
*	Republic First Bancorp Inc.	21,759	110
*	Heritage Oaks Bancorp	14,258	109
	Ares Commercial Real Estate Corp.	8,600	107
	JAVELIN Mortgage Investment Corp.	7,500	106
*	BBX Capital Corp.	5,830	105
*	Pacific Premier Bancorp Inc.	7,424	105
	Old Point Financial Corp.	6,842	104
	Horizon Bancorp	4,760	104
	First Defiance Financial Corp.	3,612	104
	First Marblehead Corp.	19,724	104
	Chemung Financial Corp.	3,453	102
	Five Oaks Investment Corp.	8,913	101
*	Actinium Pharmaceuticals Inc.	13,861	100
	Territorial Bancorp Inc.	4,784	100
*	Leap Wireless International Inc CVR	39,632	100
	CIFC Corp.	11,048	100
	Silvercrest Asset Management Group Inc. Class A	5,759	99
	Pulaski Financial Corp.	8,623	98
	Donegal Group Inc. Class A	6,422	98
	Intervest Bancshares Corp. Class A	12,535	97
	Provident Financial Holdings Inc.	6,338	92
	Fox Chase Bancorp Inc.	5,447	92
*,^	Ohr Pharmaceutical Inc.	9,621	92
	Old Line Bancshares Inc.	5,764	91
	Access National Corp.	5,974	91
	Baylake Corp.	7,220	90
	AmeriServ Financial Inc.	25,974	90
*	Cascade Bancorp	16,588	86
*	PennyMac Financial Services Inc. Class A	5,650	86
	National Interstate Corp.	3,053	86
*	BSB Bancorp Inc.	4,902	84
	Summit State Bank	6,266	83
	Monarch Financial Holdings Inc.	7,045	83
	Sierra Bancorp	5,207	82
	First Bancshares Inc.	5,700	81
*	Pacific Mercantile Bancorp	11,873	79
	First Internet Bancorp	3,835	79
	Cape Bancorp Inc.	7,322	79
*	First Bank	12,958	78
	Baldwin & Lyons Inc.	2,995	78
	First of Long Island Corp.	1,978	77
	Simplicity Bancorp Inc.	4,371	76
	Premier Financial Bancorp Inc.	4,706	76
	First Connecticut Bancorp Inc.	4,669	75
	Century Bancorp Inc. Class A	2,107	74
	JMP Group Inc.	9,836	74
	Fidelity Southern Corp.	5,719	74
	Reis Inc.	3,475	73
	Capital City Bank Group Inc.	4,949	72
	RE/MAX Holdings Inc.	2,421	72
	American National Bankshares Inc.	3,239	70

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Bridge Bancorp Inc.	2,802	67
	Charter Financial Corp.	5,978	66
	Federated National Holding Co.	2,600	66
*	Franklin Financial Corp.	3,011	65
	MidSouth Bancorp Inc.	3,241	64
*	Power REIT	7,088	64
*	Meridian Interstate Bancorp Inc.	2,500	64
	Bank of Marin Bancorp	1,395	64
*	Hennessy Advisors Inc.	4,200	63
	Park Sterling Corp.	9,477	62
	Bank of Commerce Holdings	9,795	62
*	HMN Financial Inc.	5,600	62
	Atlantic American Corp.	15,700	60
*	Home Bancorp Inc.	2,733	60
	Independence Holding Co.	4,185	59
	Kansas City Life Insurance Co.	1,298	59
*	ASB Bancorp Inc.	2,902	58
*	Southern First Bancshares Inc.	4,300	58
2	Federal Agricultural Mortgage Corp.	1,811	56
	MutualFirst Financial Inc.	2,926	56
	Investors Title Co.	812	55
	Community Financial Corp.	2,300	52
	HomeStreet Inc.	2,800	51
*	Regional Management Corp.	3,319	51
*	AV Homes Inc.	3,128	51
	Ameriana Bancorp	3,378	50
	Ellington Residential Mortgage REIT	2,900	49
*	Westbury Bancorp Inc.	3,222	49
	HopFed Bancorp Inc.	4,115	48
*	Southcoast Financial Corp.	6,567	48
	Manning & Napier Inc.	2,760	48
	Northeast Community Bancorp Inc.	6,642	47
	Intersections Inc.	9,353	46
*	First Acceptance Corp.	18,537	45
*	Polonia Bancorp Inc.	4,500	45
*	Eastern Virginia Bankshares Inc.	6,867	44
*	VantageSouth Bancshares Inc.	7,354	44
	United Bancorp Inc.	5,233	43
*,^	Doral Financial Corp.	9,795	42
	Bar Harbor Bankshares	1,497	42
*	Orrstown Financial Services Inc.	2,523	42
*	Shore Bancshares Inc.	4,601	41
	NB&T Financial Group Inc.	2,100	41
*	Sorrento Therapeutics Inc.	5,900	40
	Meta Financial Group Inc.	976	39
	Tower Group International Ltd.	21,682	39
*	Community West Bancshares	5,700	38
	LSB Financial Corp.	877	37
	IF Bancorp Inc.	2,200	36
	First Savings Financial Group Inc.	1,413	34
	Bancorp of New Jersey Inc.	2,600	33
	Peoples Federal Bancshares Inc.	1,800	33
	Cheviot Financial Corp.	2,571	32
*	OBA Financial Services Inc.	1,400	31
	Hingham Institution for Savings	378	30
2	Federal Agricultural Mortgage Corp. Class A	1,200	30
*	Asta Funding Inc.	3,563	29
	QCR Holdings Inc.	1,647	28
	Bank of South Carolina Corp.	1,875	28
*	First Capital Bancorp Inc.	6,000	27
	SI Financial Group Inc.	2,146	25
	Gladstone Land Corp.	1,800	23
	River Valley Bancorp	980	22
	CIM Commercial Trust Corp.	982	21

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Square 1 Financial Inc. Class A	1,114	21
	Salisbury Bancorp Inc.	698	21
	ZAIS Financial Corp.	1,200	20
	Clifton Bancorp Inc.	1,502	19
	Heritage Financial Group Inc.	955	19
*	American River Bankshares	2,100	18
*	Atlanticus Holdings Corp.	6,358	18
	NASB Financial Inc.	739	17
	Alliance Bancorp Inc. of Pennsylvania	1,100	17
*	Fortegra Financial Corp.	2,256	17
*	Investors Capital Holdings Ltd.	2,300	17
	United Community Bancorp	1,400	16
*	Hemisphere Media Group Inc.	1,300	16
	Fifth Street Senior Floating Rate Corp.	1,100	15
	MidWestOne Financial Group Inc.	642	15
*	CU Bancorp	800	15
*	Kearny Financial Corp.	1,000	15
*	Transcontinental Realty Investors Inc.	1,046	15
	HMG Courtland Properties	999	15
	C&F Financial Corp.	395	14
	Middleburg Financial Corp.	698	14
	Northeast Bancorp	1,451	14
	Calamos Asset Management Inc. Class A	1,000	13
*	Riverview Bancorp Inc.	3,447	13
*	Maui Land & Pineapple Co. Inc.	1,499	10
*	Hallmark Financial Services Inc.	830	9
*	Community Bankers Trust Corp.	1,958	9
*	Internet Patents Corp.	2,500	8
*	Royal Bancshares of Pennsylvania Inc.	4,060	7
	Life Partners Holdings Inc.	2,773	7
	Athens Bancshares Corp.	300	7
	Madison County Financial Inc.	368	7
*	CMS Bancorp Inc.	600	7
*	Parke Bancorp Inc.	500	6
	SB Financial Group Inc.	700	6
	QC Holdings Inc.	2,008	5
*	Malvern Bancorp Inc.	500	5
*	Cordia Bancorp Inc.	1,200	5
	US Global Investors Inc. Class A	1,353	5
*	Citizens First Corp.	400	4
	WVS Financial Corp.	400	4
*	Gleacher & Co. Inc.	400	4
*	Carolina Bank Holdings Inc.	400	4
*	Hamilton Bancorp Inc.	300	4
*	NuPathe Inc. CVR	6,287	4
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	1,141	3
*	ZipRealty Inc.	900	3
	Citizens Community Bancorp Inc.	300	3
*	Old Second Bancorp Inc.	300	1
	Vestin Realty Mortgage II Inc.	317	1
	Home Federal Bancorp Inc.	55	1
*	Talmer Bancorp Inc. Class A	65	1
*	Carolina Trust Bank	100	1
*	Valley National Bancorp Warrants Exp. 6/30/2015	570	—
*	Allen Organ Co. Escrow Shares	1,400	—
			2,549,648
Health Care (7.4%)
	Johnson & Johnson	1,803,847	188,718
	Pfizer Inc.	4,068,223	120,745
	Merck & Co. Inc.	1,874,257	108,426
*	Gilead Sciences Inc.	979,635	81,222
	AbbVie Inc.	1,011,410	57,084
	Amgen Inc.	481,039	56,941
	UnitedHealth Group Inc.	626,725	51,235

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Bristol-Myers Squibb Co.	1,050,745	50,972
*	Biogen Idec Inc.	150,429	47,432
*	Celgene Corp.	517,660	44,457
	Medtronic Inc.	637,274	40,633
	Abbott Laboratories	983,836	40,239
	Eli Lilly & Co.	641,973	39,911
*	Express Scripts Holding Co.	494,643	34,294
	Allergan Inc.	190,017	32,155
	Thermo Fisher Scientific Inc.	248,972	29,379
	Covidien plc	286,495	25,836
	Baxter International Inc.	345,851	25,005
*	Actavis plc	109,120	24,339
*	Alexion Pharmaceuticals Inc.	125,960	19,681
	WellPoint Inc.	179,579	19,325
	Aetna Inc.	230,550	18,693
	Cigna Corp.	173,025	15,913
*	Forest Laboratories Inc.	154,946	15,340
	Stryker Corp.	180,075	15,184
*	Illumina Inc.	82,224	14,680
	Becton Dickinson and Co.	122,866	14,535
*	Vertex Pharmaceuticals Inc.	151,318	14,327
*	Regeneron Pharmaceuticals Inc.	50,163	14,170
	Humana Inc.	97,993	12,516
	St. Jude Medical Inc.	180,290	12,485
*	Mylan Inc.	237,341	12,237
	Perrigo Co. plc	80,726	11,767
	Zimmer Holdings Inc.	107,403	11,155
*	HCA Holdings Inc.	197,072	11,111
*	Boston Scientific Corp.	843,464	10,771
	Zoetis Inc.	321,360	10,370
*	Intuitive Surgical Inc.	24,361	10,032
*	DaVita HealthCare Partners Inc.	128,466	9,291
	CR Bard Inc.	49,359	7,059
*	Henry Schein Inc.	54,260	6,439
*	Endo International plc	88,760	6,215
*	CareFusion Corp.	135,323	6,002
*	Edwards Lifesciences Corp.	68,707	5,898
*	BioMarin Pharmaceutical Inc.	92,040	5,726
	Universal Health Services Inc. Class B	58,889	5,639
*	Laboratory Corp. of America Holdings	54,222	5,552
*	Hospira Inc.	107,769	5,536
*	Varian Medical Systems Inc.	66,121	5,497
	Quest Diagnostics Inc.	91,853	5,391
*	Waters Corp.	51,212	5,349
*	Incyte Corp. Ltd.	94,105	5,311
*	Jazz Pharmaceuticals plc	35,364	5,199
*	Salix Pharmaceuticals Ltd.	38,671	4,770
^	ResMed Inc.	91,129	4,614
*	Alkermes plc	90,103	4,535
*	IDEXX Laboratories Inc.	33,339	4,453
	DENTSPLY International Inc.	91,916	4,352
	Cooper Cos. Inc.	30,834	4,179
*	Hologic Inc.	151,142	3,831
*	MEDNAX Inc.	65,284	3,796
*	Medivation Inc.	48,119	3,709
	Questcor Pharmaceuticals Inc.	37,068	3,428
*	Pharmacyclics Inc.	38,207	3,428
*	Cubist Pharmaceuticals Inc.	48,072	3,356
*	Community Health Systems Inc.	70,114	3,181
*	Covance Inc.	36,021	3,083
*,^	Mallinckrodt plc	37,513	3,002
*	Tenet Healthcare Corp.	63,057	2,960
*	Sirona Dental Systems Inc.	35,771	2,950
	Teleflex Inc.	26,627	2,812

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	InterMune Inc.	62,906	2,777
*	United Therapeutics Corp.	29,461	2,607
*	Isis Pharmaceuticals Inc.	75,289	2,594
*	Centene Corp.	33,747	2,552
*	Brookdale Senior Living Inc.	75,588	2,520
*	Seattle Genetics Inc.	65,577	2,508
*	Align Technology Inc.	44,515	2,495
*	Alnylam Pharmaceuticals Inc.	36,238	2,289
*	Team Health Holdings Inc.	45,278	2,261
*	Quintiles Transnational Holdings Inc.	42,066	2,242
	Techne Corp.	23,874	2,210
*	WellCare Health Plans Inc.	28,471	2,126
*	Cepheid	43,981	2,108
	STERIS Corp.	38,237	2,045
*	Health Net Inc.	49,054	2,038
*	Idenix Pharmaceuticals Inc.	84,177	2,029
	Patterson Cos. Inc.	51,269	2,026
*	Pacira Pharmaceuticals Inc.	21,491	1,974
*	NPS Pharmaceuticals Inc.	59,460	1,965
	HealthSouth Corp.	53,898	1,933
*	PAREXEL International Corp.	36,120	1,909
*	Alere Inc.	50,376	1,885
*,^	Myriad Genetics Inc.	47,676	1,856
	West Pharmaceutical Services Inc.	43,032	1,815
*	Intercept Pharmaceuticals Inc.	7,667	1,814
*	LifePoint Hospitals Inc.	29,087	1,806
*	DexCom Inc.	44,219	1,754
*	Envision Healthcare Holdings Inc.	47,204	1,695
*	Charles River Laboratories International Inc.	30,700	1,643
*,^	MannKind Corp.	147,718	1,623
*	Bruker Corp.	65,290	1,585
	Hill-Rom Holdings Inc.	37,981	1,577
*	Akorn Inc.	47,227	1,570
*	Bio-Rad Laboratories Inc. Class A	13,020	1,559
*,^	Theravance Inc.	50,126	1,493
*	Insulet Corp.	35,391	1,404
	Owens & Minor Inc.	41,065	1,395
*	Synageva BioPharma Corp.	13,295	1,393
*	Impax Laboratories Inc.	43,382	1,301
*	Thoratec Corp.	37,073	1,292
*	Acadia Healthcare Co. Inc.	28,000	1,274
	Healthcare Services Group Inc.	43,125	1,270
*	Medicines Co.	41,567	1,208
*	Amsurg Corp.	26,241	1,196
*	Haemonetics Corp.	33,502	1,182
*	Ironwood Pharmaceuticals Inc. Class A	77,078	1,182
*	Air Methods Corp.	22,835	1,179
*	HMS Holdings Corp.	57,712	1,178
*,^	OPKO Health Inc.	132,960	1,175
*	Prestige Brands Holdings Inc.	33,779	1,145
*	ACADIA Pharmaceuticals Inc.	50,603	1,143
*	Magellan Health Inc.	17,746	1,105
*	Puma Biotechnology Inc.	15,843	1,046
*	NuVasive Inc.	29,376	1,045
*	Nektar Therapeutics	81,203	1,041
*	Cyberonics Inc.	16,647	1,040
*	Globus Medical Inc.	41,339	989
*	Wright Medical Group Inc.	30,552	959
*	Celldex Therapeutics Inc.	57,147	933
*	Neogen Corp.	22,782	922
*	HeartWare International Inc.	10,236	906
*	Keryx Biopharmaceuticals Inc.	58,617	902
*	Acorda Therapeutics Inc.	26,691	900
*,^	Exact Sciences Corp.	52,508	894

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	PDL BioPharma Inc.	91,901	890
	Select Medical Holdings Corp.	55,855	871
*	Arena Pharmaceuticals Inc.	147,419	864
	CONMED Corp.	19,409	857
*	Masimo Corp.	35,664	842
*	Dyax Corp.	82,856	795
*	Ligand Pharmaceuticals Inc.	12,619	786
	Kindred Healthcare Inc.	33,065	764
*	Lannett Co. Inc.	15,122	750
*	Emeritus Corp.	23,644	748
*	Molina Healthcare Inc.	16,456	734
*	ARIAD Pharmaceuticals Inc.	108,056	688
	Abaxis Inc.	15,312	678
*	Omnicell Inc.	23,211	666
*	Hanger Inc.	21,166	666
*	Sangamo BioSciences Inc.	43,145	659
*	Sarepta Therapeutics Inc.	21,929	653
*	Novavax Inc.	140,715	650
*	ImmunoGen Inc.	54,848	650
*	Neurocrine Biosciences Inc.	43,442	645
*	Halozyme Therapeutics Inc.	64,618	638
	Cantel Medical Corp.	17,405	637
*	Auxilium Pharmaceuticals Inc.	31,559	633
*	Volcano Corp.	35,729	629
*	Spectranetics Corp.	26,826	614
*	ABIOMED Inc.	24,341	612
*	Integra LifeSciences Holdings Corp.	12,862	605
	Analogic Corp.	7,680	601
*	Clovis Oncology Inc.	14,437	598
*	Endologix Inc.	39,016	593
*	PharMerica Corp.	19,776	565
*	Aegerion Pharmaceuticals Inc.	17,304	555
*	Fluidigm Corp.	18,432	542
*	Depomed Inc.	38,861	540
*	Bio-Reference Labs Inc.	17,826	539
	Meridian Bioscience Inc.	25,645	529
*	Agios Pharmaceuticals Inc.	11,546	529
*	Natus Medical Inc.	20,931	526
*	Horizon Pharma Inc.	32,868	520
*	Raptor Pharmaceutical Corp.	44,923	519
*	Furiex Pharmaceuticals Inc.	4,885	519
*	AVANIR Pharmaceuticals Inc.	90,402	510
*	Intrexon Corp.	20,185	507
*	Capital Senior Living Corp.	20,780	495
*	BioCryst Pharmaceuticals Inc.	37,323	476
*	ICU Medical Inc.	7,806	475
*	Cardiovascular Systems Inc.	15,233	475
*	NxStage Medical Inc.	32,746	471
*	Anika Therapeutics Inc.	10,041	465
*	Affymetrix Inc.	51,685	461
*	Quidel Corp.	20,812	460
*	CorVel Corp.	10,154	459
*,^	Theravance Biopharma Inc.	14,321	457
*	Portola Pharmaceuticals Inc.	15,625	456
*	Accuray Inc.	50,696	446
*	Tornier NV	18,193	425
*	Healthways Inc.	23,879	419
*	Merit Medical Systems Inc.	27,628	417
*	Momenta Pharmaceuticals Inc.	34,498	417
*	Luminex Corp.	24,212	415
	Invacare Corp.	22,386	411
*	Infinity Pharmaceuticals Inc.	31,827	405
*	Merrimack Pharmaceuticals Inc.	55,189	402
*	Accelerate Diagnostics Inc.	15,320	398

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Insmed Inc.	19,914	398
*	Orthofix International NV	10,970	398
*	Orexigen Therapeutics Inc.	63,675	394
*,^	Omeros Corp.	22,370	389
*	Repligen Corp.	17,009	388
*	HealthStream Inc.	15,923	387
*	Emergent Biosolutions Inc.	17,139	385
*	IPC The Hospitalist Co. Inc.	8,690	384
*	Achillion Pharmaceuticals Inc.	50,303	381
*	Vanda Pharmaceuticals Inc.	23,307	377
*	Receptos Inc.	8,852	377
*,^	Inovio Pharmaceuticals Inc.	34,699	375
*	KYTHERA Biopharmaceuticals Inc.	9,751	374
*	Bluebird Bio Inc.	9,610	371
*	Ophthotech Corp.	8,689	368
*	Anacor Pharmaceuticals Inc.	20,413	362
*	Sequenom Inc.	92,513	358
*	MiMedx Group Inc.	50,165	356
*,^	Organovo Holdings Inc.	42,512	355
*	STAAR Surgical Co.	21,070	354
*,^	Exelixis Inc.	102,591	348
*	Chimerix Inc.	15,822	347
*	Acceleron Pharma Inc.	10,170	345
*	Gentiva Health Services Inc.	22,578	340
*,^	VIVUS Inc.	63,184	336
*	Pacific Biosciences of California Inc.	53,898	333
*	Dynavax Technologies Corp.	207,775	332
	US Physical Therapy Inc.	9,706	332
*	Albany Molecular Research Inc.	16,457	331
*	Lexicon Pharmaceuticals Inc.	196,147	316
*	BioScrip Inc.	37,477	313
*	BioDelivery Sciences International Inc.	25,600	309
*	Spectrum Pharmaceuticals Inc.	37,874	308
*	OraSure Technologies Inc.	35,479	305
*,^	Rockwell Medical Inc.	25,199	302
*	Cynosure Inc. Class A	14,058	299
*	NewLink Genetics Corp.	11,204	297
	Ensign Group Inc.	9,570	297
*	PTC Therapeutics Inc.	11,333	296
*	Geron Corp.	91,251	293
*	AMAG Pharmaceuticals Inc.	14,059	291
*	Amedisys Inc.	17,343	290
*	Array BioPharma Inc.	63,660	290
*,^	Synergy Pharmaceuticals Inc.	69,435	283
	National Healthcare Corp.	4,971	280
*	Karyopharm Therapeutics Inc.	6,011	280
*	Sagent Pharmaceuticals Inc.	10,655	276
*	AngioDynamics Inc.	16,480	269
*	GenMark Diagnostics Inc.	19,800	268
*,^	Dendreon Corp.	113,482	261
*	Neuralstem Inc.	61,220	258
*	Repros Therapeutics Inc.	14,889	258
*	SciClone Pharmaceuticals Inc.	48,779	257
*,^	Peregrine Pharmaceuticals Inc.	136,113	256
*	TherapeuticsMD Inc.	55,857	247
*	XOMA Corp.	53,733	247
*	ZIOPHARM Oncology Inc.	60,595	244
*	Zeltiq Aesthetics Inc.	16,038	244
*	XenoPort Inc.	49,931	241
*	Progenics Pharmaceuticals Inc.	55,200	238
*	Antares Pharma Inc.	88,102	235
*	Immunomedics Inc.	63,470	232
*	CTI BioPharma Corp.	80,832	227
	Atrion Corp.	694	226

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Insys Therapeutics Inc.	7,221	226
*	Foundation Medicine Inc.	8,362	225
*	Osiris Therapeutics Inc.	14,382	225
*	Cerus Corp.	52,895	220
*	Genomic Health Inc.	7,851	215
*	Epizyme Inc.	6,626	206
*	Relypsa Inc.	8,438	205
*	RadNet Inc.	30,936	205
*,^	Galena Biopharma Inc.	65,675	201
*	Pernix Therapeutics Holdings Inc.	22,376	201
*	Harvard Bioscience Inc.	44,129	201
*	Amicus Therapeutics Inc.	59,369	198
	CryoLife Inc.	22,066	197
*	Triple-S Management Corp. Class B	10,944	196
*	AcelRx Pharmaceuticals Inc.	18,922	194
*	Threshold Pharmaceuticals Inc.	48,500	192
*	Oncothyreon Inc.	58,896	191
*	Aerie Pharmaceuticals Inc.	7,588	188
*	Durect Corp.	102,232	186
*	Cempra Inc.	17,291	186
*	Chindex International Inc.	7,782	184
*	MacroGenics Inc.	8,337	181
*	Pain Therapeutics Inc.	31,144	179
*	Rigel Pharmaceuticals Inc.	49,261	179
*	Galectin Therapeutics Inc.	12,918	178
*	Hyperion Therapeutics Inc.	6,744	176
*	Supernus Pharmaceuticals Inc.	16,038	176
*	Enzo Biochem Inc.	33,179	174
*,^	Ampio Pharmaceuticals Inc.	20,691	173
*	LHC Group Inc.	8,033	172
*	Aratana Therapeutics Inc.	10,823	169
	Universal American Corp.	20,228	169
*,^	Cytori Therapeutics Inc.	68,434	164
*	AtriCure Inc.	8,867	163
*	Zogenix Inc.	80,925	163
*	Medical Action Industries Inc.	11,756	161
*,^	Unilife Corp.	53,790	159
*,^	CytRx Corp.	37,702	158
*	ANI Pharmaceuticals Inc.	4,569	157
*	Tetraphase Pharmaceuticals Inc.	11,400	154
*,^	Navidea Biopharmaceuticals Inc.	102,588	152
*	Sunesis Pharmaceuticals Inc.	23,100	151
*	AVEO Pharmaceuticals Inc.	81,739	150
*,^	NanoViricides Inc.	35,338	149
*	Curis Inc.	79,537	148
*	Ultragenyx Pharmaceutical Inc.	3,292	148
*	Revance Therapeutics Inc.	4,325	147
*	Exactech Inc.	5,675	143
*	SurModics Inc.	6,580	141
*	Corcept Therapeutics Inc.	49,898	140
*	RTI Surgical Inc.	31,405	137
*	Endocyte Inc.	20,435	135
*	Idera Pharmaceuticals Inc.	46,159	134
*	Enanta Pharmaceuticals Inc.	3,084	133
*	Derma Sciences Inc.	11,400	132
	Pozen Inc.	15,678	131
*	TG Therapeutics Inc.	13,812	130
*,^	Northwest Biotherapeutics Inc.	19,206	129
*	Akebia Therapeutics Inc.	4,366	121
*	BioTelemetry Inc.	16,900	121
*	Vical Inc.	95,327	116
*	Agenus Inc.	36,100	116
*	SIGA Technologies Inc.	40,158	113
*	Five Star Quality Care Inc.	22,405	112

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Alliance HealthCare Services Inc.	4,155	112
*	LDR Holding Corp.	4,484	112
*	Celsion Corp.	32,155	112
*	Bio-Path Holdings Inc.	36,365	111
*	Verastem Inc.	11,804	107
*	Catalyst Pharmaceutical Partners Inc.	41,027	104
*	Synta Pharmaceuticals Corp.	25,345	104
*	Surgical Care Affiliates Inc.	3,463	101
*	Rexahn Pharmaceuticals Inc.	112,317	98
*	pSivida Corp.	22,454	97
*	Heron Therapeutics Inc.	7,800	96
*	Athersys Inc.	52,958	95
*	Alimera Sciences Inc.	15,622	93
*	MEI Pharma Inc.	14,568	92
*	Regulus Therapeutics Inc.	11,469	92
*	Vascular Solutions Inc.	4,150	92
*	Five Prime Therapeutics Inc.	5,900	92
	Psychemedics Corp.	6,475	92
*	NanoString Technologies Inc.	6,079	91
*	Xencor Inc.	7,699	89
*	Cytokinetics Inc.	18,416	88
*	Targacept Inc.	19,300	87
*,^	NeoStem Inc.	13,280	87
*	BioSpecifics Technologies Corp.	3,192	86
*	Cellular Dynamics International Inc.	5,828	85
*,^	Biolase Inc.	38,372	84
*	NeoGenomics Inc.	24,938	83
*	Symmetry Medical Inc.	9,305	82
*	Retrophin Inc.	6,980	82
*	Mast Therapeutics Inc.	125,552	79
*	Hansen Medical Inc.	60,101	79
*	BioTime Inc.	25,678	78
*	OncoMed Pharmaceuticals Inc.	3,352	78
*	Kindred Biosciences Inc.	4,119	77
*	Tonix Pharmaceuticals Holding Corp.	5,300	76
*	Almost Family Inc.	3,364	74
*	Apricus Biosciences Inc.	31,988	72
*	IsoRay Inc.	22,900	71
*	Nanosphere Inc.	44,400	70
*	Stemline Therapeutics Inc.	4,712	69
*	Fibrocell Science Inc.	17,241	69
*	Regado Biosciences Inc.	9,926	67
*,^	EnteroMedics Inc.	43,082	67
*	Cyclacel Pharmaceuticals Inc.	20,223	62
*	Cara Therapeutics Inc.	3,600	61
*	Auspex Pharmaceuticals Inc.	2,712	60
*	Tandem Diabetes Care Inc.	3,700	60
*	Alder Biopharmaceuticals Inc.	2,956	59
*	Mirati Therapeutics Inc.	2,900	58
*	Stereotaxis Inc.	16,212	58
*	Cel-Sci Corp.	45,436	56
*	Ocera Therapeutics Inc.	7,252	55
*	Durata Therapeutics Inc.	3,200	54
*	IGI Laboratories Inc.	10,200	54
*,^	PhotoMedex Inc.	4,400	54
*	Vermillion Inc.	20,667	53
*	Alexza Pharmaceuticals Inc.	11,556	53
*	Genocea Biosciences Inc.	2,800	53
*	Addus HomeCare Corp.	2,300	52
*	ImmunoCellular Therapeutics Ltd.	45,000	50
*	Skilled Healthcare Group Inc.	7,829	49
*	Cutera Inc.	4,463	46
*	Acura Pharmaceuticals Inc.	42,396	46
*	Applied Genetic Technologies Corp.	1,924	44

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	TearLab Corp.	8,500	41
*	Discovery Laboratories Inc.	23,135	41
*,^	Response Genetics Inc.	44,500	41
*	Cumberland Pharmaceuticals Inc.	9,063	41
*	Harvard Apparatus Regenerative Technology Inc.	3,750	39
*	Inogen Inc.	1,680	38
*	ERBA Diagnostics Inc.	18,367	36
*	Hemispherx Biopharma Inc.	110,190	34
*	ChemoCentryx Inc.	5,700	33
	Utah Medical Products Inc.	630	32
*	OvaScience Inc.	3,400	31
*	Achaogen Inc.	2,200	31
*	Alphatec Holdings Inc.	17,842	29
*	Sucampo Pharmaceuticals Inc. Class A	4,106	28
*	Cancer Genetics Inc.	2,501	28
*	Fonar Corp.	2,293	28
*	Heska Corp.	2,600	28
	Daxor Corp.	3,969	27
*	Cardica Inc.	23,874	27
*	Synthetic Biologics Inc.	15,779	27
	Birner Dental Management Services Inc.	1,499	26
*	Medgenics Inc.	3,150	24
	Transcept Pharmaceuticals Inc.	11,798	23
*	Vital Therapies Inc.	741	20
*,^	BG Medicine Inc.	18,572	20
*	Hooper Holmes Inc.	25,291	19
*	Kite Pharma Inc.	650	19
*	Coronado Biosciences Inc.	10,595	18
*	Vision Sciences Inc.	15,510	18
*	Ardelyx Inc.	1,079	17
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	11,147	17
*	OncoGenex Pharmaceutical Inc.	4,401	16
*	Cleveland Biolabs Inc.	33,849	16
*	Adeptus Health Inc. Class A	640	16
*	TrovaGene Inc.	4,491	16
*	InfuSystems Holdings Inc.	5,850	16
*	BSD Medical Corp.	14,039	14
*	Veracyte Inc.	803	14
*	Ambit Biosciences Corp.	1,900	13
*	Bovie Medical Corp.	3,373	12
	Digirad Corp.	3,306	12
	Enzon Pharmaceuticals Inc.	10,614	11
*	Novabay Pharmaceuticals Inc.	11,900	9
*	Versartis Inc.	333	9
*	Bioanalytical Systems Inc.	3,300	8
*	Synergetics USA Inc.	2,643	8
*	MELA Sciences Inc.	23,282	7
*	Omthera Pharmaceuticals Inc. CVR	9,400	6
*	Concert Pharmaceuticals Inc.	550	6
*	Dicerna Pharmaceuticals Inc.	221	5
*	Anthera Pharmaceuticals Inc. Class A	816	3
*	Biodel Inc.	500	1
*	Baxano Surgical Inc.	1,691	1
*	Palatin Technologies Inc.	160	—
			1,697,354
Industrials (7.8%)
	General Electric Co.	6,392,746	168,001
	United Technologies Corp.	554,354	64,000
	3M Co.	419,003	60,018
	Union Pacific Corp.	578,063	57,662
	Boeing Co.	418,559	53,253
	United Parcel Service Inc. Class B	442,113	45,387
	Honeywell International Inc.	471,472	43,823
	Caterpillar Inc.	398,794	43,337

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Accenture plc Class A	404,697	32,716
	Danaher Corp.	378,463	29,796
	Emerson Electric Co.	448,127	29,738
	Lockheed Martin Corp.	173,529	27,891
	FedEx Corp.	182,859	27,681
	Precision Castparts Corp.	92,440	23,332
	Eaton Corp. plc	301,799	23,293
	Automatic Data Processing Inc.	290,564	23,036
	General Dynamics Corp.	184,990	21,561
	Illinois Tool Works Inc.	244,994	21,452
	Deere & Co.	225,718	20,439
	Norfolk Southern Corp.	197,050	20,302
	CSX Corp.	641,107	19,752
	Raytheon Co.	200,052	18,455
	Cummins Inc.	118,326	18,257
	TE Connectivity Ltd.	260,234	16,093
	Northrop Grumman Corp.	124,040	14,839
	PACCAR Inc.	225,053	14,140
	Tyco International Ltd.	291,481	13,292
	Waste Management Inc.	280,173	12,532
	Agilent Technologies Inc.	211,611	12,155
	Parker Hannifin Corp.	94,678	11,904
*	LinkedIn Corp. Class A	66,812	11,456
	Sherwin-Williams Co.	54,078	11,189
	Rockwell Automation Inc.	88,049	11,020
	Ingersoll-Rand plc	173,652	10,855
	WW Grainger Inc.	39,075	9,936
*	Fiserv Inc.	163,596	9,868
	Dover Corp.	107,578	9,784
	Amphenol Corp. Class A	100,639	9,696
	Fidelity National Information Services Inc.	167,998	9,196
	Roper Industries Inc.	62,936	9,189
*	Alliance Data Systems Corp.	32,093	9,026
*	Pentair plc	124,998	9,015
	Xerox Corp.	718,284	8,935
	Paychex Inc.	208,198	8,653
	Fastenal Co.	170,068	8,417
	AMETEK Inc.	157,300	8,224
	Fluor Corp.	102,213	7,860
	Kansas City Southern	70,424	7,571
	Rockwell Collins Inc.	86,511	6,760
	Flowserve Corp.	87,578	6,511
	Republic Services Inc. Class A	170,491	6,474
*	Stericycle Inc.	53,743	6,364
*	United Rentals Inc.	60,590	6,346
*	B/E Aerospace Inc.	68,014	6,291
	Textron Inc.	160,797	6,157
	CH Robinson Worldwide Inc.	95,740	6,107
*	Trimble Navigation Ltd.	165,173	6,103
	Pall Corp.	70,083	5,984
	L-3 Communications Holdings Inc.	49,439	5,970
*	FleetCor Technologies Inc.	44,979	5,928
*	Verisk Analytics Inc. Class A	95,125	5,709
	Ball Corp.	87,750	5,500
	Expeditors International of Washington Inc.	124,312	5,490
	Vulcan Materials Co.	83,561	5,327
	TransDigm Group Inc.	30,361	5,078
	Masco Corp.	227,574	5,052
	MeadWestvaco Corp.	110,679	4,899
	Wabtec Corp.	58,071	4,796
	Rock-Tenn Co. Class A	45,395	4,793
*	Mettler-Toledo International Inc.	18,777	4,754
*	Quanta Services Inc.	135,795	4,696
	Towers Watson & Co. Class A	44,991	4,689

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Chicago Bridge & Iron Co. NV	68,542	4,675
	Xylem Inc.	118,244	4,621
*	Sensata Technologies Holding NV	96,575	4,518
	Sealed Air Corp.	131,367	4,489
	Packaging Corp. of America	62,222	4,448
*	Crown Holdings Inc.	88,335	4,396
	Manpowergroup Inc.	51,185	4,343
	Trinity Industries Inc.	99,066	4,331
	JB Hunt Transport Services Inc.	58,531	4,318
	Fortune Brands Home & Security Inc.	107,625	4,297
*	Flextronics International Ltd.	384,537	4,257
*	Jacobs Engineering Group Inc.	79,482	4,235
	MDU Resources Group Inc.	119,489	4,194
	IDEX Corp.	51,902	4,191
	Hubbell Inc. Class B	33,719	4,152
	ADT Corp.	117,397	4,102
	Robert Half International Inc.	85,359	4,075
	Avnet Inc.	89,191	3,952
	Cintas Corp.	62,196	3,952
	Joy Global Inc.	64,124	3,949
	Iron Mountain Inc.	111,067	3,937
*	Arrow Electronics Inc.	64,816	3,916
	Donaldson Co. Inc.	92,381	3,910
	Martin Marietta Materials Inc.	29,489	3,894
*	Kirby Corp.	32,910	3,855
*	Colfax Corp.	51,297	3,824
	Acuity Brands Inc.	27,486	3,800
	Valspar Corp.	49,303	3,756
	Waste Connections Inc.	76,160	3,698
	Lincoln Electric Holdings Inc.	52,524	3,670
*	Owens-Illinois Inc.	105,682	3,661
	Timken Co.	53,674	3,641
	Carlisle Cos. Inc.	41,301	3,577
*	Genesee & Wyoming Inc. Class A	33,755	3,544
	Allegion plc	61,158	3,466
	Total System Services Inc.	109,817	3,449
	PerkinElmer Inc.	72,058	3,375
	Global Payments Inc.	46,306	3,373
	Allison Transmission Holdings Inc.	106,626	3,316
	Jack Henry & Associates Inc.	55,577	3,303
	Broadridge Financial Solutions Inc.	77,599	3,231
	FLIR Systems Inc.	90,422	3,140
	Graco Inc.	39,819	3,109
*	CoStar Group Inc.	19,241	3,043
	Oshkosh Corp.	54,421	3,022
	AGCO Corp.	53,693	3,019
	Ryder System Inc.	34,266	3,018
	Huntington Ingalls Industries Inc.	31,671	2,996
	MSC Industrial Direct Co. Inc. Class A	30,631	2,930
*	Vantiv Inc. Class A	86,698	2,915
	Sonoco Products Co.	66,332	2,914
	AptarGroup Inc.	42,942	2,878
	SPX Corp.	26,491	2,867
	Nordson Corp.	35,570	2,852
	Manitowoc Co. Inc.	86,191	2,832
	ITT Corp.	58,807	2,829
	Terex Corp.	68,514	2,816
*	Spirit AeroSystems Holdings Inc. Class A	82,053	2,765
	Alliant Techsystems Inc.	20,623	2,762
*	Old Dominion Freight Line Inc.	42,164	2,685
*	WEX Inc.	25,336	2,660
	Owens Corning	68,609	2,654
*	Zebra Technologies Corp.	32,189	2,650
*	Hexcel Corp.	64,478	2,637

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Eagle Materials Inc.	27,714	2,613
	Bemis Co. Inc.	63,180	2,569
	Valmont Industries Inc.	16,473	2,503
	AO Smith Corp.	49,957	2,477
	Jabil Circuit Inc.	118,352	2,474
*	WESCO International Inc.	28,599	2,470
	FEI Co.	27,126	2,461
	Lennox International Inc.	27,284	2,444
	Air Lease Corp. Class A	61,739	2,382
	Triumph Group Inc.	34,070	2,379
	Kennametal Inc.	51,197	2,369
	Babcock & Wilcox Co.	71,824	2,331
*	Graphic Packaging Holding Co.	197,924	2,316
	Toro Co.	35,800	2,277
*	USG Corp.	75,286	2,268
	KBR Inc.	95,033	2,267
*	Teledyne Technologies Inc.	23,087	2,243
	Crane Co.	30,113	2,239
	Belden Inc.	28,154	2,201
	World Fuel Services Corp.	44,460	2,189
	Regal-Beloit Corp.	27,719	2,178
	RR Donnelley & Sons Co.	128,188	2,174
*	Generac Holdings Inc.	44,146	2,152
	Foster Wheeler AG	62,635	2,134
*	Clean Harbors Inc.	33,184	2,132
	EnerSys	30,895	2,125
	URS Corp.	45,997	2,109
*	Esterline Technologies Corp.	18,294	2,106
	National Instruments Corp.	64,822	2,100
	Exelis Inc.	123,098	2,090
*	Cognex Corp.	53,674	2,061
	CLARCOR Inc.	32,430	2,006
	Woodward Inc.	39,882	2,001
	GATX Corp.	29,746	1,991
*	Moog Inc. Class A	27,138	1,978
*	AECOM Technology Corp.	60,496	1,948
	Deluxe Corp.	32,754	1,919
	Landstar System Inc.	29,643	1,897
	Con-way Inc.	37,025	1,866
	EMCOR Group Inc.	41,320	1,840
	MAXIMUS Inc.	42,242	1,817
*	Genpact Ltd.	103,663	1,817
	Curtiss-Wright Corp.	27,661	1,813
	Anixter International Inc.	17,998	1,801
*	HD Supply Holdings Inc.	62,000	1,760
	Watsco Inc.	16,633	1,709
*	Knowles Corp.	55,182	1,696
*	Armstrong World Industries Inc.	28,696	1,648
*	CoreLogic Inc.	54,136	1,644
*	Berry Plastics Group Inc.	63,554	1,640
	Actuant Corp. Class A	45,067	1,558
*	IPG Photonics Corp.	21,800	1,500
*	Euronet Worldwide Inc.	31,084	1,499
	Covanta Holding Corp.	72,304	1,490
	Corporate Executive Board Co.	21,767	1,485
	Silgan Holdings Inc.	28,727	1,460
	HEICO Corp. Class A	35,597	1,445
	Harsco Corp.	52,515	1,398
*	Louisiana-Pacific Corp.	91,531	1,375
	Mobile Mini Inc.	28,640	1,372
	Littelfuse Inc.	14,706	1,367
	Vishay Intertechnology Inc.	88,038	1,364
*	DigitalGlobe Inc.	48,757	1,355
*	Swift Transportation Co.	53,638	1,353

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Texas Industries Inc.	13,996	1,293
*	Navistar International Corp.	34,344	1,287
	Convergys Corp.	59,536	1,276
	Applied Industrial Technologies Inc.	24,978	1,267
*	MasTec Inc.	40,183	1,238
*	Advisory Board Co.	23,492	1,217
*	Sanmina Corp.	53,216	1,212
	MSA Safety Inc.	20,576	1,183
*	Orbital Sciences Corp.	39,790	1,176
*	Hub Group Inc. Class A	23,173	1,168
	Tetra Tech Inc.	41,789	1,149
*	MWI Veterinary Supply Inc.	7,996	1,135
*	On Assignment Inc.	31,716	1,128
	Barnes Group Inc.	29,235	1,127
	Watts Water Technologies Inc. Class A	17,869	1,103
*	Proto Labs Inc.	13,300	1,090
*	Huron Consulting Group Inc.	15,371	1,089
	United Stationers Inc.	26,249	1,089
*	Coherent Inc.	16,135	1,068
*	TriMas Corp.	27,962	1,066
	Franklin Electric Co. Inc.	26,429	1,066
*,^	NeuStar Inc. Class A	40,159	1,045
	Mueller Industries Inc.	35,084	1,032
	Forward Air Corp.	21,446	1,026
*	EnPro Industries Inc.	13,822	1,011
*	Cardtronics Inc.	29,387	1,001
	EVERTEC Inc.	41,040	995
	UniFirst Corp.	9,378	994
*	FTI Consulting Inc.	26,245	993
	Simpson Manufacturing Co. Inc.	27,205	989
	TAL International Group Inc.	22,239	987
*	Itron Inc.	24,267	984
*	Plexus Corp.	22,723	984
*	WageWorks Inc.	20,400	983
	Booz Allen Hamilton Holding Corp. Class A	45,788	973
	RBC Bearings Inc.	15,095	967
	Knight Transportation Inc.	40,467	962
*	PHH Corp.	41,473	953
	Heartland Payment Systems Inc.	23,058	950
	Greif Inc. Class A	17,332	946
*	Veeco Instruments Inc.	25,310	943
	ABM Industries Inc.	34,443	929
*	Benchmark Electronics Inc.	35,435	903
	Brink's Co.	31,582	891
	Mueller Water Products Inc. Class A	102,158	883
	Brady Corp. Class A	29,469	880
*	Outerwall Inc.	14,754	876
*	Masonite International Corp.	15,292	860
*	Rexnord Corp.	30,400	856
*	Universal Display Corp.	26,222	842
*	XPO Logistics Inc.	29,078	832
*	Greatbatch Inc.	16,856	827
*	OSI Systems Inc.	12,359	825
	Otter Tail Corp.	26,827	813
	Tennant Co.	10,572	807
*	Meritor Inc.	61,540	802
	Granite Construction Inc.	22,288	802
*	Korn/Ferry International	27,192	799
*	Rogers Corp.	12,000	796
*	GrafTech International Ltd.	75,995	795
*	TrueBlue Inc.	28,829	795
*	Vistaprint NV	19,607	793
	General Cable Corp.	30,741	789
*	Greenbrier Cos. Inc.	13,481	776

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Methode Electronics Inc.	20,236	773
*	Wesco Aircraft Holdings Inc.	38,593	770
	Werner Enterprises Inc.	28,843	765
*	H&E Equipment Services Inc.	21,004	763
	Heartland Express Inc.	35,713	762
	Matson Inc.	28,040	753
	CIRCOR International Inc.	9,689	747
*	GenCorp Inc.	39,023	745
	Raven Industries Inc.	22,435	743
^	Sturm Ruger & Co. Inc.	12,587	743
	ArcBest Corp.	16,782	730
	Apogee Enterprises Inc.	20,876	728
	AAR Corp.	26,216	722
	Aircastle Ltd.	39,202	697
*	Measurement Specialties Inc.	8,093	697
*	Saia Inc.	15,607	686
	AAON Inc.	20,414	684
*	ExamWorks Group Inc.	21,491	682
*	Tutor Perini Corp.	21,411	680
	Kaman Corp.	15,791	675
	Altra Industrial Motion Corp.	18,488	673
	Standex International Corp.	8,993	670
*	Wabash National Corp.	46,574	664
*	Headwaters Inc.	47,158	655
*	Atlas Air Worldwide Holdings Inc.	17,670	651
	Encore Wire Corp.	13,150	645
	AZZ Inc.	13,992	645
*	UTi Worldwide Inc.	61,452	635
	Federal Signal Corp.	41,647	610
	MTS Systems Corp.	8,988	609
	Albany International Corp.	15,959	606
	Lindsay Corp.	7,147	604
*	Aegion Corp. Class A	25,897	603
*	Sykes Enterprises Inc.	27,649	601
	Universal Forest Products Inc.	12,347	596
	ESCO Technologies Inc.	17,180	595
*	Trex Co. Inc.	20,068	578
*	LifeLock Inc.	40,914	571
	US Ecology Inc.	11,545	565
	Primoris Services Corp.	19,354	558
	Acacia Research Corp.	30,846	548
*,^	Smith & Wesson Holding Corp.	37,397	544
	Insperity Inc.	16,204	535
	Exponent Inc.	7,175	532
	G&K Services Inc. Class A	9,963	519
*	Astronics Corp.	9,155	517
	McGrath RentCorp	13,927	512
*	II-VI Inc.	35,112	508
	John Bean Technologies Corp.	16,323	506
*	FARO Technologies Inc.	10,277	505
*	Navigant Consulting Inc.	28,877	504
*	DXP Enterprises Inc.	6,657	503
	Sun Hydraulics Corp.	12,172	494
*	ExlService Holdings Inc.	16,207	477
	CTS Corp.	25,355	474
	Cubic Corp.	10,615	472
	Astec Industries Inc.	10,710	470
	Gorman-Rupp Co.	13,137	465
*,^	YRC Worldwide Inc.	16,368	460
	Textainer Group Holdings Ltd.	11,800	456
	Badger Meter Inc.	8,607	453
	AVX Corp.	34,043	452
*	TeleTech Holdings Inc.	15,473	449
*	Boise Cascade Co.	15,537	445

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Taser International Inc.	33,165	441
*	Rofin-Sinar Technologies Inc.	18,325	441
	Kforce Inc.	20,244	438
	Materion Corp.	11,837	438
*	Team Inc.	10,652	437
	Griffon Corp.	35,054	435
*	Roadrunner Transportation Systems Inc.	14,952	420
	Resources Connection Inc.	31,933	419
	ManTech International Corp. Class A	14,170	418
	Quanex Building Products Corp.	23,333	417
	American Science & Engineering Inc.	5,972	416
*	Engility Holdings Inc.	10,820	414
*	Checkpoint Systems Inc.	29,143	408
*	MYR Group Inc.	15,966	404
	Park-Ohio Holdings Corp.	6,929	403
*	ICF International Inc.	11,385	403
*	NCI Building Systems Inc.	20,628	401
*	Monster Worldwide Inc.	60,060	393
	Schnitzer Steel Industries Inc.	15,012	391
	Myers Industries Inc.	19,177	385
*	Thermon Group Holdings Inc.	14,620	385
*	Newport Corp.	20,763	384
*	Great Lakes Dredge & Dock Corp.	47,994	383
	Kadant Inc.	9,937	382
	Comfort Systems USA Inc.	23,968	379
	Columbus McKinnon Corp.	13,843	374
*	RPX Corp.	20,831	370
	Celadon Group Inc.	17,274	368
	American Railcar Industries Inc.	5,336	362
*	Lydall Inc.	13,206	361
	Kimball International Inc. Class B	21,521	360
	Hyster-Yale Materials Handling Inc.	3,952	350
*	Nortek Inc.	3,871	347
*	Era Group Inc.	12,077	346
	Ennis Inc.	22,684	346
	Alamo Group Inc.	6,371	345
*	Imperva Inc.	13,032	341
*	GP Strategies Corp.	13,141	340
*	EnerNOC Inc.	17,929	340
*	Global Cash Access Holdings Inc.	37,664	335
	LB Foster Co. Class A	6,035	327
*	Rentrak Corp.	6,203	325
*	Furmanite Corp.	27,595	321
	Viad Corp.	13,356	318
*	TTM Technologies Inc.	38,752	318
*	Capstone Turbine Corp.	209,910	317
*	CBIZ Inc.	34,285	310
*	AMN Healthcare Services Inc.	24,806	305
*	Fabrinet	14,701	303
*	Builders FirstSource Inc.	40,184	301
	Powell Industries Inc.	4,576	299
	Marten Transport Ltd.	12,984	290
	VSE Corp.	4,096	288
*	Advanced Emissions Solutions Inc.	12,520	287
	Graham Corp.	8,237	287
*	Aerovironment Inc.	8,950	285
	Black Box Corp.	12,100	284
*	Maxwell Technologies Inc.	18,497	280
	Quad/Graphics Inc.	12,433	278
	Park Electrochemical Corp.	9,837	277
	Multi-Color Corp.	6,875	275
	Kelly Services Inc. Class A	15,756	271
	Landauer Inc.	6,399	269
	Cass Information Systems Inc.	5,399	267

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	PGT Inc.	30,704	260
*	ServiceSource International Inc.	44,645	259
*	Taminco Corp.	10,996	256
	Daktronics Inc.	21,381	255
*	Patrick Industries Inc.	5,418	252
*	Lionbridge Technologies Inc.	42,174	250
	NN Inc.	9,782	250
	Insteel Industries Inc.	12,734	250
*	Dice Holdings Inc.	32,822	250
*	ExOne Co.	6,300	250
	Electro Rent Corp.	14,869	249
*	Landec Corp.	19,722	246
*	Air Transport Services Group Inc.	29,058	243
*	Bazaarvoice Inc.	30,457	240
*	Mistras Group Inc.	9,486	233
*	Power Solutions International Inc.	3,202	230
*	American Woodmark Corp.	7,124	227
*	Continental Building Products Inc.	14,616	225
*	ARC Document Solutions Inc.	37,972	223
	Argan Inc.	5,965	222
*	Cenveo Inc.	57,102	212
	Barrett Business Services Inc.	4,474	210
*	Gibraltar Industries Inc.	13,317	207
	Twin Disc Inc.	6,195	205
*	Stock Building Supply Holdings Inc.	10,190	201
*	InnerWorkings Inc.	23,576	200
	Ceco Environmental Corp.	12,444	194
*	Commercial Vehicle Group Inc.	18,459	185
*	Ducommun Inc.	6,959	182
*,^	Nuverra Environmental Solutions Inc.	8,973	180
*	M/A-COM Technology Solutions Holdings Inc.	7,801	175
*	Ply Gem Holdings Inc.	17,323	175
	Miller Industries Inc.	8,444	174
*	Huttig Building Products Inc.	36,478	172
*	Hill International Inc.	27,630	172
*	Willis Lease Finance Corp.	6,897	169
*	Pike Corp.	18,717	168
*	Northwest Pipe Co.	4,138	167
*	UFP Technologies Inc.	6,907	166
	Houston Wire & Cable Co.	13,216	164
*	AM Castle & Co.	14,779	163
	CDI Corp.	11,000	158
	FreightCar America Inc.	6,296	158
*	USA Truck Inc.	8,261	154
*	CAI International Inc.	6,958	153
	Allied Motion Technologies Inc.	10,545	153
	Douglas Dynamics Inc.	8,604	152
*	Kratos Defense & Security Solutions Inc.	18,934	148
*	PowerSecure International Inc.	15,022	146
	Electro Scientific Industries Inc.	21,052	143
*,^	Energy Recovery Inc.	28,699	141
*	Cross Country Healthcare Inc.	21,647	141
*	Xerium Technologies Inc.	10,010	140
*	Kemet Corp.	24,000	138
*	Orion Marine Group Inc.	12,711	138
*	Vicor Corp.	16,344	137
*	Echo Global Logistics Inc.	6,855	131
*	Transcat Inc.	12,510	128
*	PAM Transportation Services Inc.	4,524	126
*	NVE Corp.	2,268	126
*	Quality Distribution Inc.	8,481	126
	Mesa Laboratories Inc.	1,476	124
*	Casella Waste Systems Inc. Class A	24,516	123
	NACCO Industries Inc. Class A	2,423	123

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	BlueLinx Holdings Inc.	87,277	122
	Dynamic Materials Corp.	5,484	121
*	Vishay Precision Group Inc.	7,362	121
*	GSI Group Inc.	9,303	118
*,^	Document Security Systems Inc.	85,930	118
*,^	Odyssey Marine Exploration Inc.	69,386	117
	Global Power Equipment Group Inc.	7,182	116
*	CRA International Inc.	4,914	113
	Universal Truckload Services Inc.	4,425	112
*	General Finance Corp.	11,595	110
*	Multi-Fineline Electronix Inc.	9,931	110
*	Rubicon Technology Inc.	12,306	108
	Crawford & Co. Class B	10,423	105
*	Paylocity Holding Corp.	4,847	105
*	Covenant Transportation Group Inc. Class A	8,013	103
*	Research Frontiers Inc.	16,958	103
*	Layne Christensen Co.	7,708	103
*	Planet Payment Inc.	35,142	100
	Heidrick & Struggles International Inc.	5,360	99
*	Fuel Tech Inc.	17,544	99
*	TRC Cos. Inc.	15,885	99
*	Broadwind Energy Inc.	11,048	97
*	TriNet Group Inc.	3,999	96
	Global Brass & Copper Holdings Inc.	5,500	93
*	Heritage-Crystal Clean Inc.	4,692	92
*,^	Erickson Inc.	5,548	90
*	SL Industries Inc.	3,000	88
*	Aeroflex Holding Corp.	8,237	86
*	Intevac Inc.	10,787	86
	International Shipholding Corp.	3,746	86
*	Onvia Inc.	18,400	85
*	Control4 Corp.	4,264	83
	Spartan Motors Inc.	18,288	83
*	Breeze-Eastern Corp.	6,398	82
	LSI Industries Inc.	10,179	81
	Omega Flex Inc.	4,103	80
*	Echelon Corp.	32,023	78
*	AEP Industries Inc.	2,200	77
*	American Superconductor Corp.	46,296	75
*	LMI Aerospace Inc.	5,487	72
*	Sparton Corp.	2,504	69
*,^	Revolution Lighting Technologies Inc.	29,963	69
*	Lawson Products Inc.	4,228	69
*	Adept Technology Inc.	6,437	68
*	Ameresco Inc. Class A	9,442	66
*	Franklin Covey Co.	3,286	66
*	Hudson Global Inc.	16,731	66
	Hurco Cos. Inc.	2,292	65
*	US Concrete Inc.	2,600	64
*	Patriot Transportation Holding Inc.	1,824	64
*	Key Technology Inc.	5,155	63
*	Metalico Inc.	50,676	63
*	CUI Global Inc.	7,433	62
*	Perma-Fix Environmental Services	13,526	62
*	Newtek Business Services Inc.	22,635	62
*	Rand Logistics Inc.	10,069	60
*	Norcraft Cos. Inc.	4,200	60
*	Vertex Energy Inc.	6,100	59
*	American DG Energy Inc.	32,828	59
	Universal Technical Institute Inc.	4,800	58
	Bel Fuse Inc. Class B	2,233	57
*	PRGX Global Inc.	8,704	56
*	Orion Energy Systems Inc.	13,048	53
*	Sterling Construction Co. Inc.	5,500	52

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Magnetek Inc.	2,118	50
*	Synthesis Energy Systems Inc.	26,650	50
*	Supreme Industries Inc. Class A	7,400	48
*	Aspen Aerogels Inc.	4,300	48
*	Arotech Corp.	10,400	46
*	National Research Corp. Class A	3,281	46
*	MicroVision Inc.	22,313	45
*	Ultralife Corp.	11,350	44
*	Innovative Solutions & Support Inc.	5,724	43
*	UQM Technologies Inc.	18,381	42
*	Tecumseh Products Co.	7,905	40
*	Planar Systems Inc.	16,309	40
	Hardinge Inc.	3,155	40
*	Information Services Group Inc.	8,116	39
	Richardson Electronics Ltd.	3,681	39
*	Asure Software Inc.	6,100	37
*	PMFG Inc.	6,918	36
*	Turtle Beach Corp.	3,900	36
*	Accuride Corp.	7,300	36
*	ModusLink Global Solutions Inc.	8,813	33
*	Air T Inc.	2,182	28
*	Frequency Electronics Inc.	2,277	28
*	Higher One Holdings Inc.	7,000	27
	United States Lime & Minerals Inc.	399	26
*	Manitex International Inc.	1,500	24
*	Integrated Electrical Services Inc.	3,700	24
*	StarTek Inc.	3,100	24
*	Continental Materials Corp.	1,477	24
*	CPI Aerostructures Inc.	1,800	23
	SIFCO Industries Inc.	600	19
*	Coast Distribution System Inc.	5,900	18
*	National Research Corp. Class B	413	16
*	Wireless Telecom Group Inc.	5,909	16
*	AMREP Corp.	2,300	14
	Crawford & Co. Class A	1,640	13
*	Viasystems Group Inc.	1,189	13
*	IEC Electronics Corp.	2,900	13
	Sypris Solutions Inc.	2,100	12
*	Sharps Compliance Corp.	2,564	11
*	NAPCO Security Technologies Inc.	2,048	11
*	Standard Register Co.	1,341	8
	Chicago Rivet & Machine Co.	200	7
*	Altair Nanotechnologies Inc.	2,046	7
*	Sutron Corp.	1,300	7
*	Cartesian Inc.	1,523	7
*	Taylor Devices Inc.	600	5
*	CyberOptics Corp.	593	5
*	BTU International Inc.	1,419	5
*	eMagin Corp.	2,056	5
	Eastern Co.	156	2
	Ecology and Environment Inc.	200	2
*	Mattersight Corp.	191	1
*	Iteris Inc.	200	—
			1,790,336
Oil & Gas (5.9%)
	Exxon Mobil Corp.	2,736,484	275,509
	Chevron Corp.	1,213,331	158,400
	Schlumberger Ltd.	827,017	97,547
	ConocoPhillips	781,540	67,001
	Occidental Petroleum Corp.	504,504	51,777
	EOG Resources Inc.	347,618	40,623
	Halliburton Co.	515,246	36,588
	Anadarko Petroleum Corp.	320,828	35,121
	Phillips 66	364,648	29,329

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Apache Corp.	249,194	25,074
	Williams Cos. Inc.	424,342	24,701
	National Oilwell Varco Inc.	273,417	22,516
	Pioneer Natural Resources Co.	90,683	20,840
	Baker Hughes Inc.	276,542	20,589
	Devon Energy Corp.	247,024	19,614
	Hess Corp.	185,735	18,367
	Noble Energy Inc.	230,015	17,817
	Marathon Oil Corp.	441,440	17,622
	Valero Energy Corp.	338,869	16,977
	Kinder Morgan Inc.	427,648	15,507
	Marathon Petroleum Corp.	167,453	13,073
	Chesapeake Energy Corp.	382,238	11,880
*	Concho Resources Inc.	71,158	10,282
*	Southwestern Energy Co.	225,822	10,273
*	Weatherford International plc	442,487	10,177
*	Cheniere Energy Inc.	136,938	9,818
	EQT Corp.	91,742	9,807
	Cabot Oil & Gas Corp.	269,438	9,199
*	FMC Technologies Inc.	148,636	9,077
*	Cameron International Corp.	130,481	8,835
	Range Resources Corp.	99,845	8,682
	Ensco plc Class A	148,179	8,234
	Cimarex Energy Co.	55,426	7,951
	Helmerich & Payne Inc.	64,866	7,532
	Murphy Oil Corp.	112,398	7,472
*	Whiting Petroleum Corp.	76,797	6,163
	HollyFrontier Corp.	127,380	5,565
	Oceaneering International Inc.	70,228	5,487
	Noble Corp. plc	161,992	5,436
	Nabors Industries Ltd.	179,395	5,269
	OGE Energy Corp.	127,164	4,970
	Tesoro Corp.	84,455	4,955
*	Continental Resources Inc.	30,141	4,764
	Core Laboratories NV	28,508	4,763
	Denbury Resources Inc.	235,063	4,339
	Energen Corp.	47,181	4,193
*	Newfield Exploration Co.	88,605	3,916
	Superior Energy Services Inc.	103,055	3,724
	QEP Resources Inc.	105,543	3,641
	SM Energy Co.	43,283	3,640
*	Cobalt International Energy Inc.	195,322	3,584
	Targa Resources Corp.	24,844	3,467
*	Gulfport Energy Corp.	54,706	3,436
*	First Solar Inc.	47,596	3,382
*	WPX Energy Inc.	130,866	3,129
*	Oasis Petroleum Inc.	55,865	3,122
*	Dresser-Rand Group Inc.	48,518	3,092
	Patterson-UTI Energy Inc.	87,900	3,071
*	Ultra Petroleum Corp.	94,790	2,814
*	Dril-Quip Inc.	23,936	2,615
	Rowan Cos. plc Class A	80,333	2,565
*	Kodiak Oil & Gas Corp.	172,143	2,505
*	NOW Inc.	68,004	2,462
*	Diamondback Energy Inc.	26,000	2,309
^	Diamond Offshore Drilling Inc.	45,247	2,246
*	Oil States International Inc.	34,492	2,211
*	Antero Resources Corp.	33,426	2,194
*	Unit Corp.	31,869	2,194
*	Rosetta Resources Inc.	39,770	2,181
*,^	SandRidge Energy Inc.	304,568	2,178
	SemGroup Corp. Class A	27,542	2,172
*	Atwood Oceanics Inc.	39,471	2,071
	CARBO Ceramics Inc.	12,827	1,977

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Carrizo Oil & Gas Inc.	26,642	1,845
	Bristow Group Inc.	22,871	1,844
	Tidewater Inc.	32,101	1,802
*	MRC Global Inc.	62,617	1,771
	Exterran Holdings Inc.	37,870	1,704
*	Civeo Corp.	67,676	1,694
*	Helix Energy Solutions Group Inc.	63,225	1,663
*	Chart Industries Inc.	19,620	1,623
*	GT Advanced Technologies Inc.	86,813	1,615
*	Stone Energy Corp.	33,558	1,570
	PBF Energy Inc. Class A	55,900	1,490
*	PDC Energy Inc.	23,295	1,471
*	Athlon Energy Inc.	30,268	1,444
*	Laredo Petroleum Inc.	46,428	1,438
*	Forum Energy Technologies Inc.	38,600	1,406
*	SunPower Corp. Class A	32,839	1,346
	Energy XXI Bermuda Ltd.	56,341	1,331
	Western Refining Inc.	33,758	1,268
*	Sanchez Energy Corp.	33,400	1,256
*	McDermott International Inc.	153,631	1,243
*	Matador Resources Co.	39,724	1,163
*	Bonanza Creek Energy Inc.	19,900	1,138
*	Flotek Industries Inc.	34,350	1,105
	RPC Inc.	44,829	1,053
*	SEACOR Holdings Inc.	12,708	1,045
*,^	Halcon Resources Corp.	140,572	1,025
*	Hornbeck Offshore Services Inc.	20,835	978
	Delek US Holdings Inc.	34,019	960
*	Rice Energy Inc.	29,358	894
	Pattern Energy Group Inc. Class A	26,630	882
*	Magnum Hunter Resources Corp.	105,323	864
*	C&J Energy Services Inc.	25,300	855
*	Bill Barrett Corp.	31,319	839
*	Key Energy Services Inc.	89,964	822
	Comstock Resources Inc.	26,812	773
*	Pioneer Energy Services Corp.	43,539	764
*	Newpark Resources Inc.	60,292	751
*	Basic Energy Services Inc.	24,900	728
	Gulfmark Offshore Inc.	16,101	727
*	Penn Virginia Corp.	39,153	664
*	Northern Oil and Gas Inc.	40,126	654
*	Rex Energy Corp.	35,338	626
*	Goodrich Petroleum Corp.	22,362	617
*	TETRA Technologies Inc.	48,754	574
*	Clayton Williams Energy Inc.	3,911	537
*	Matrix Service Co.	16,360	536
*	Parker Drilling Co.	80,588	525
	CVR Energy Inc.	10,729	517
^	EXCO Resources Inc.	86,924	512
*	Triangle Petroleum Corp.	42,341	498
*	Geospace Technologies Corp.	8,064	444
*,^	Plug Power Inc.	93,336	437
*	Approach Resources Inc.	19,150	435
*	Abraxas Petroleum Corp.	67,236	421
*	Swift Energy Co.	31,213	405
	Green Plains Inc.	11,976	394
*	Hercules Offshore Inc.	97,785	393
*	ION Geophysical Corp.	92,205	389
*	EP Energy Corp. Class A	16,800	387
*	RSP Permian Inc.	11,881	385
*	Contango Oil & Gas Co.	8,792	372
*	PHI Inc.	8,164	364
	Tesco Corp.	16,637	355
	W&T Offshore Inc.	21,220	347

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Willbros Group Inc.	28,013	346
*	REX American Resources Corp.	4,680	343
*	Solazyme Inc.	28,640	337
*	Vantage Drilling Co.	170,326	327
*	Gastar Exploration Inc.	36,306	316
*,^	FuelCell Energy Inc.	130,825	314
*	Natural Gas Services Group Inc.	8,711	288
*	Resolute Energy Corp.	31,024	268
*,^	Emerald Oil Inc.	33,300	255
*	Quicksilver Resources Inc.	93,803	250
*	VAALCO Energy Inc.	34,478	249
*	Trecora Resources	18,615	220
*	Callon Petroleum Co.	18,549	216
*	BPZ Resources Inc.	67,900	209
	Gulf Island Fabrication Inc.	9,619	207
*	Warren Resources Inc.	33,271	206
*	Midstates Petroleum Co. Inc.	27,385	198
*,^	CAMAC Energy Inc.	278,361	195
	Panhandle Oil and Gas Inc. Class A	3,293	185
*	PetroQuest Energy Inc.	24,000	180
*	Miller Energy Resources Inc.	26,654	171
*	Forest Oil Corp.	73,794	168
*	Pacific Ethanol Inc.	10,889	167
*	Ring Energy Inc.	9,215	161
*	Renewable Energy Group Inc.	13,600	156
*	Eclipse Resources Corp.	6,031	152
*	Parsley Energy Inc. Class A	5,916	142
*	Harvest Natural Resources Inc.	28,113	140
	Alon USA Energy Inc.	10,537	131
*,^	Amyris Inc.	26,083	97
*	US Energy Corp. Wyoming	22,313	97
*	Ascent Solar Technologies Inc.	222,173	93
*	Ignyta Inc.	9,984	91
	Dawson Geophysical Co.	3,085	88
*	Memorial Resource Development Corp.	3,450	84
	Bolt Technology Corp.	4,114	76
*,^	Real Goods Solar Inc. Class A	23,987	72
*	FX Energy Inc.	19,200	69
*	Jones Energy Inc.	3,200	66
*	Isramco Inc.	447	57
	Adams Resources & Energy Inc.	682	53
*,^	Hyperdynamics Corp.	16,200	53
*	Mitcham Industries Inc.	3,689	52
*	American Eagle Energy Corp.	8,100	49
*,^	Endeavour International Corp.	34,998	48
*,^	Enphase Energy Inc.	5,200	44
*	Saratoga Resources Inc.	22,182	39
*	TGC Industries Inc.	5,577	30
*	Gevo Inc.	34,500	30
*,^	KiOR Inc.	66,567	24
*	ZaZa Energy Corp.	22,543	20
*	Escalera Resources Co.	7,447	20
*,^	Cal Dive International Inc.	13,885	18
	Evolution Petroleum Corp.	1,328	15
*	PrimeEnergy Corp.	141	9
*	Chelsea Therapeutics International Ltd. CVR	53,188	6
*	PostRock Energy Corp.	1,842	3
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	9,500	—
*	Gerber Scientific Inc. CVR	16,800	—
			1,353,491
Technology (9.2%)
	Apple Inc.	3,851,219	357,894
	Microsoft Corp.	4,753,770	198,232
	International Business Machines Corp.	647,210	117,320

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Google Inc. Class C	181,920	104,655
*	Google Inc. Class A	178,450	104,334
	Intel Corp.	3,170,431	97,966
	Oracle Corp.	2,150,592	87,164
*	Facebook Inc. Class A	1,268,724	85,372
	QUALCOMM Inc.	1,076,833	85,285
	Cisco Systems Inc.	3,279,890	81,505
	Hewlett-Packard Co.	1,210,409	40,767
	EMC Corp.	1,291,569	34,020
	Texas Instruments Inc.	689,691	32,960
*	Micron Technology Inc.	679,409	22,387
*	Adobe Systems Inc.	301,467	21,814
*	salesforce.com inc	368,208	21,386
*	Yahoo! Inc.	577,271	20,280
*	Cognizant Technology Solutions Corp. Class A	386,870	18,922
	Corning Inc.	860,190	18,881
	Applied Materials Inc.	769,029	17,342
	SanDisk Corp.	143,412	14,977
	Intuit Inc.	171,072	13,776
	Western Digital Corp.	142,676	13,169
	Broadcom Corp. Class A	335,567	12,456
*	Twitter Inc.	281,462	11,532
	Seagate Technology plc	198,834	11,298
	Analog Devices Inc.	198,155	10,714
	Avago Technologies Ltd. Class A	143,004	10,306
*	Cerner Corp.	198,300	10,228
	Symantec Corp.	440,108	10,078
	Motorola Solutions Inc.	146,241	9,735
*	Autodesk Inc.	144,704	8,158
	Xilinx Inc.	168,559	7,975
	NetApp Inc.	211,465	7,723
	KLA-Tencor Corp.	105,976	7,698
*	Juniper Networks Inc.	303,410	7,446
	Linear Technology Corp.	150,511	7,085
	Altera Corp.	202,080	7,024
	Lam Research Corp.	103,754	7,012
*	Citrix Systems Inc.	110,934	6,939
*	Red Hat Inc.	120,806	6,677
*	Equinix Inc.	31,521	6,622
*	Akamai Technologies Inc.	107,882	6,587
	NVIDIA Corp.	344,177	6,381
	Maxim Integrated Products Inc.	181,218	6,127
	Computer Sciences Corp.	93,141	5,887
	Microchip Technology Inc.	119,588	5,837
*	Catamaran Corp.	131,486	5,806
	CA Inc.	199,632	5,737
	Skyworks Solutions Inc.	121,046	5,684
*	F5 Networks Inc.	48,418	5,396
*	VMware Inc. Class A	54,403	5,267
	Harris Corp.	68,862	5,216
*	Workday Inc. Class A	53,892	4,843
*	ServiceNow Inc.	76,394	4,733
	Garmin Ltd.	74,767	4,553
*	ANSYS Inc.	59,705	4,527
*	VeriSign Inc.	85,541	4,175
*	Teradata Corp.	101,934	4,098
*	Gartner Inc.	56,638	3,994
*,^	3D Systems Corp.	66,293	3,964
*	Cree Inc.	77,880	3,890
*	Synopsys Inc.	99,986	3,881
*	NCR Corp.	107,419	3,769
*	SunEdison Inc.	162,186	3,665
	Marvell Technology Group Ltd.	251,724	3,607
	Pitney Bowes Inc.	128,929	3,561

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	IAC/InterActiveCorp	48,908	3,386
*	MICROS Systems Inc.	48,466	3,291
*	Cadence Design Systems Inc.	185,819	3,250
*	Nuance Communications Inc.	163,433	3,068
*	Splunk Inc.	54,529	3,017
	Solera Holdings Inc.	44,785	3,007
*	PTC Inc.	77,185	2,995
*	athenahealth Inc.	23,861	2,986
*	Palo Alto Networks Inc.	35,041	2,938
*	Ingram Micro Inc.	100,041	2,922
*	Aspen Technology Inc.	60,569	2,810
*	Concur Technologies Inc.	29,103	2,717
*	ON Semiconductor Corp.	284,845	2,604
*	VeriFone Systems Inc.	70,694	2,598
	Brocade Communications Systems Inc.	281,390	2,589
*	Informatica Corp.	70,578	2,516
*	Rackspace Hosting Inc.	73,000	2,457
*	Atmel Corp.	261,915	2,454
	Teradyne Inc.	124,895	2,448
*	Ultimate Software Group Inc.	17,210	2,378
*	ARRIS Group Inc.	72,372	2,354
*	Fortinet Inc.	85,601	2,151
	Leidos Holdings Inc.	54,629	2,095
*	Synaptics Inc.	22,682	2,056
*	Riverbed Technology Inc.	99,601	2,055
*	TIBCO Software Inc.	100,033	2,018
*	SS&C Technologies Holdings Inc.	45,328	2,004
	Lexmark International Inc. Class A	40,334	1,943
*	NetSuite Inc.	21,927	1,905
*	AOL Inc.	47,347	1,884
*	JDS Uniphase Corp.	149,971	1,870
	DST Systems Inc.	20,157	1,858
*	Verint Systems Inc.	37,699	1,849
*	Tyler Technologies Inc.	19,892	1,814
*	Allscripts Healthcare Solutions Inc.	109,713	1,761
*	Manhattan Associates Inc.	49,780	1,714
	CDW Corp.	53,710	1,712
*	Guidewire Software Inc.	41,207	1,676
*	RF Micro Devices Inc.	173,875	1,667
*	TriQuint Semiconductor Inc.	105,328	1,665
*	Advanced Micro Devices Inc.	395,092	1,655
*	Microsemi Corp.	61,040	1,633
	Mentor Graphics Corp.	74,326	1,603
*	SolarWinds Inc.	41,441	1,602
*	Cavium Inc.	32,194	1,599
*	Tableau Software Inc. Class A	22,331	1,593
*,^	FireEye Inc.	38,802	1,573
*	Rovi Corp.	65,566	1,571
	Hittite Microwave Corp.	20,014	1,560
*	ViaSat Inc.	26,620	1,543
	Diebold Inc.	37,403	1,503
*	Freescale Semiconductor Ltd.	63,852	1,501
*	Tech Data Corp.	23,522	1,471
*	EchoStar Corp. Class A	27,697	1,466
	j2 Global Inc.	28,792	1,464
*	Demandware Inc.	21,063	1,461
*	CommVault Systems Inc.	29,346	1,443
	Fair Isaac Corp.	22,495	1,434
*	Ciena Corp.	65,174	1,412
*	Medidata Solutions Inc.	32,922	1,409
*	ACI Worldwide Inc.	25,113	1,402
*	Dealertrack Technologies Inc.	30,915	1,402
*	Integrated Device Technology Inc.	89,815	1,389
*	Electronics For Imaging Inc.	30,606	1,383

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Plantronics Inc.	28,472	1,368
	Compuware Corp.	134,470	1,343
*	SYNNEX Corp.	18,028	1,313
*	International Rectifier Corp.	46,353	1,293
*	Fairchild Semiconductor International Inc. Class A	82,764	1,291
*	Cornerstone OnDemand Inc.	27,765	1,278
	InterDigital Inc.	26,628	1,273
	Intersil Corp. Class A	85,131	1,273
*	Sapient Corp.	77,586	1,261
*	Silicon Laboratories Inc.	25,504	1,256
*	Entegris Inc.	91,183	1,253
*	Qlik Technologies Inc.	55,183	1,248
*	CommScope Holding Co. Inc.	53,483	1,237
*	Finisar Corp.	62,338	1,231
	Science Applications International Corp.	26,843	1,185
*	Aruba Networks Inc.	67,429	1,181
*	Semtech Corp.	44,718	1,169
*	Polycom Inc.	92,948	1,165
	MKS Instruments Inc.	34,777	1,086
*	IMS Health Holdings Inc.	42,252	1,085
	Power Integrations Inc.	18,625	1,072
	Blackbaud Inc.	29,930	1,070
*	CACI International Inc. Class A	15,229	1,069
	Cogent Communications Holdings Inc.	27,823	961
	Cypress Semiconductor Corp.	86,267	941
*	InvenSense Inc.	41,198	935
*	Syntel Inc.	10,832	931
*	Cirrus Logic Inc.	40,794	928
*	Insight Enterprises Inc.	30,101	925
	Monolithic Power Systems Inc.	21,753	921
*	EPAM Systems Inc.	21,000	919
*	Rambus Inc.	64,001	915
*	Envestnet Inc.	18,518	906
*	Ubiquiti Networks Inc.	19,854	897
*	PMC-Sierra Inc.	117,152	892
*	NETGEAR Inc.	25,214	877
*	MedAssets Inc.	37,703	861
*	NetScout Systems Inc.	19,390	860
*	Web.com Group Inc.	29,687	857
*	Spansion Inc. Class A	40,163	846
	Advent Software Inc.	25,938	845
*	Progress Software Corp.	34,625	832
*	MicroStrategy Inc. Class A	5,917	832
*	Amkor Technology Inc.	73,498	822
*	OmniVision Technologies Inc.	37,284	820
	ADTRAN Inc.	35,548	802
*	Bottomline Technologies de Inc.	26,571	795
*	Shutterstock Inc.	8,975	745
*	Synchronoss Technologies Inc.	20,787	727
*	Dycom Industries Inc.	22,780	713
*	FleetMatics Group plc	21,800	705
	Tessera Technologies Inc.	31,203	689
*	Proofpoint Inc.	18,390	689
*	Unisys Corp.	27,638	684
*	iGATE Corp.	18,676	680
*	SPS Commerce Inc.	10,577	668
*	Veeva Systems Inc. Class A	26,186	666
*	ScanSource Inc.	17,438	664
*	LogMeIn Inc.	14,197	662
*	Diodes Inc.	22,810	661
*	Lattice Semiconductor Corp.	79,827	659
*	Kulicke & Soffa Industries Inc.	45,973	656
*	Cabot Microelectronics Corp.	14,507	648
	CSG Systems International Inc.	24,756	646

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Fusion-io Inc.	57,093	645
*	Infinera Corp.	70,039	644
*,^	Gogo Inc.	32,420	634
*	QLogic Corp.	62,357	629
*	Cray Inc.	22,837	607
*	Sonus Networks Inc.	168,247	604
*	RealPage Inc.	26,727	601
	NIC Inc.	37,227	590
	Monotype Imaging Holdings Inc.	20,718	584
*	Interactive Intelligence Group Inc.	10,002	561
*	Applied Micro Circuits Corp.	51,107	552
	Brooks Automation Inc.	50,844	548
*	ICG Group Inc.	25,930	541
*	Blucora Inc.	27,160	513
*,^	VirnetX Holding Corp.	29,096	512
*	Premier Inc. Class A	17,324	502
*	Loral Space & Communications Inc.	6,899	502
*	RigNet Inc.	9,251	498
*	Ruckus Wireless Inc.	41,695	497
*	Premiere Global Services Inc.	35,697	477
	Computer Programs & Systems Inc.	7,407	471
*	CalAmp Corp.	21,488	465
*	Virtusa Corp.	12,920	463
	Comtech Telecommunications Corp.	12,330	460
*	Harmonic Inc.	60,476	451
*	Super Micro Computer Inc.	17,653	446
*	Ixia	39,012	446
	Quality Systems Inc.	27,391	440
*	Ellie Mae Inc.	14,100	439
*	Exar Corp.	38,506	435
*	Advanced Energy Industries Inc.	22,369	431
*	Perficient Inc.	21,666	422
*	Infoblox Inc.	31,113	409
*	PDF Solutions Inc.	19,176	407
*	PROS Holdings Inc.	15,264	404
*	Marketo Inc.	13,324	387
*,^	Endurance International Group Holdings Inc.	25,264	386
*	Comverse Inc.	14,377	384
*	Digital River Inc.	24,816	383
	Pegasystems Inc.	17,872	377
	West Corp.	13,738	368
	Forrester Research Inc.	9,617	364
*	BroadSoft Inc.	13,745	363
*	ChannelAdvisor Corp.	13,215	348
*	Tangoe Inc.	23,100	348
	Micrel Inc.	30,381	343
*	FormFactor Inc.	41,106	342
^	Ebix Inc.	23,840	341
*	Mitel Networks Corp.	31,511	332
*	LivePerson Inc.	32,556	330
*	Ultratech Inc.	14,396	319
*	Cvent Inc.	10,835	315
*,^	Rocket Fuel Inc.	9,865	307
*	Silicon Image Inc.	60,501	305
*	E2open Inc.	14,432	298
*	Emulex Corp.	52,039	297
	PC Connection Inc.	14,091	291
*	RingCentral Inc. Class A	19,164	290
*	Intralinks Holdings Inc.	32,564	290
*	VASCO Data Security International Inc.	24,743	287
*	MaxLinear Inc.	28,405	286
*	Textura Corp.	12,043	285
*	Extreme Networks Inc.	63,257	281
*	Integrated Silicon Solution Inc.	18,910	279

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Rudolph Technologies Inc.	28,025	277
	IXYS Corp.	22,464	277
*	Nanometrics Inc.	14,833	271
	Epiq Systems Inc.	19,184	270
*	Inphi Corp.	18,128	266
*	Limelight Networks Inc.	86,100	263
*	Photronics Inc.	30,474	262
*	SciQuest Inc.	14,167	251
*	Jive Software Inc.	28,939	246
*	Qualys Inc.	9,528	245
*	Callidus Software Inc.	20,370	243
	Inteliquent Inc.	17,244	239
*	Brightcove Inc.	22,519	237
*	Quantum Corp.	187,500	229
*	Pendrell Corp.	127,579	225
*	Silicon Graphics International Corp.	22,965	221
*	VOXX International Corp. Class A	22,982	216
*	Gigamon Inc.	11,167	214
*,^	QuickLogic Corp.	41,109	213
*	Xcerra Corp.	22,813	208
*	Immersion Corp.	16,249	207
*	Kopin Corp.	61,776	201
*	Axcelis Technologies Inc.	99,988	200
*	Vocera Communications Inc.	14,957	197
*	Oplink Communications Inc.	11,570	196
*,^	KEYW Holding Corp.	15,268	192
*,^	Vringo Inc.	55,200	189
*	Mercury Systems Inc.	16,601	188
*	CEVA Inc.	12,676	187
*	Benefitfocus Inc.	4,046	187
*	Millennial Media Inc.	37,357	186
	QAD Inc. Class A	8,720	186
*	Dot Hill Systems Corp.	37,695	177
*	Zix Corp.	51,791	177
*	Systemax Inc.	11,829	170
*	Oclaro Inc.	76,868	169
*	Carbonite Inc.	13,955	167
*	Marin Software Inc.	14,116	166
*	Internap Network Services Corp.	23,018	162
*	Agilysys Inc.	11,474	162
*	Ultra Clean Holdings Inc.	17,696	160
*	Pixelworks Inc.	21,074	160
*	FalconStor Software Inc.	91,255	155
	Computer Task Group Inc.	9,180	151
*	Merge Healthcare Inc.	66,509	151
	Cohu Inc.	13,973	150
*	Unwired Planet Inc.	65,508	146
*	Intra-Cellular Therapies Inc.	8,572	145
*	Entropic Communications Inc.	43,317	144
*	Cinedigm Corp. Class A	56,581	141
*	ePlus Inc.	2,420	141
*	Mattson Technology Inc.	62,863	138
*	Castlight Health Inc. Class B	9,004	137
*	Calix Inc.	16,174	132
*	PLX Technology Inc.	20,417	132
*	ShoreTel Inc.	19,684	128
	Hackett Group Inc.	21,481	128
*	Qumu Corp.	8,989	126
	Digimarc Corp.	3,714	121
*	KVH Industries Inc.	9,261	121
*	Boingo Wireless Inc.	17,430	119
*	Q2 Holdings Inc.	8,294	118
*	Digi International Inc.	11,876	112
*	2U Inc.	6,584	111

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	OPOWER Inc.	5,726	108
*	Park City Group Inc.	9,825	107
	United Online Inc.	10,257	107
*	Tremor Video Inc.	22,344	105
*	DSP Group Inc.	12,416	105
*	Pericom Semiconductor Corp.	11,541	104
*	eGain Corp.	15,400	104
*	Clearfield Inc.	6,205	104
*	Westell Technologies Inc. Class A	42,118	103
*	Actuate Corp.	21,595	103
*	Amtech Systems Inc.	8,382	103
*	Cascade Microtech Inc.	7,491	102
	American Software Inc. Class A	10,339	102
*	Vitesse Semiconductor Corp.	29,471	102
*	Borderfree Inc.	6,120	101
*	Guidance Software Inc.	10,347	94
*	Exa Corp.	8,351	94
*	Five9 Inc.	12,658	91
*	Selectica Inc.	14,201	90
*,^	ParkerVision Inc.	60,563	90
*	Seachange International Inc.	11,140	89
*	TeleCommunication Systems Inc. Class A	26,867	88
*	Procera Networks Inc.	8,698	88
*	Model N Inc.	7,905	87
	Alliance Fiber Optic Products Inc.	4,800	87
*	Imation Corp.	25,230	87
*	inTEST Corp.	21,900	85
*	Meru Networks Inc.	22,822	84
*	ID Systems Inc.	14,774	80
*	Peregrine Semiconductor Corp.	11,700	80
	PC-Tel Inc.	9,837	80
*	CIBER Inc.	15,692	78
*	Mavenir Systems Inc.	5,100	77
*	iPass Inc.	64,042	77
*	Support.com Inc.	27,817	75
*	Cyan Inc.	18,050	73
*	Crexendo Inc.	22,268	71
*	ANADIGICS Inc.	85,470	69
*	NeoPhotonics Corp.	16,559	69
*	GSI Technology Inc.	11,375	68
*	Datalink Corp.	6,748	68
*	Sigma Designs Inc.	14,565	67
	Transact Technologies Inc.	6,404	66
	Preformed Line Products Co.	1,227	66
*	MeetMe Inc.	24,188	66
*	Rally Software Development Corp.	6,000	65
*	CVD Equipment Corp.	5,349	65
*	Edgewater Technology Inc.	8,642	64
*	Hutchinson Technology Inc.	25,340	63
*	Applied Optoelectronics Inc.	2,600	60
*	MoSys Inc.	16,896	53
*	LRAD Corp.	25,183	52
*	Emcore Corp.	12,381	51
*	Wave Systems Corp. Class A	34,551	49
*	Numerex Corp. Class A	4,145	48
*	Rosetta Stone Inc.	4,886	48
*	Mitek Systems Inc.	13,200	44
*	Netlist Inc.	33,001	43
*	ChyronHego Corp.	20,700	42
*	Telenav Inc.	6,980	40
*	Smith Micro Software Inc.	36,146	38
*	Innodata Inc.	11,524	37
*	Identiv Inc.	3,323	37
	Tessco Technologies Inc.	1,100	35

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Globalscape Inc.	14,200	35
	Evolving Systems Inc.	3,847	33
	Concurrent Computer Corp.	4,233	32
*	NCI Inc. Class A	3,378	30
*	A10 Networks Inc.	2,213	29
*	Datawatch Corp.	1,930	29
*	Icad Inc.	4,360	28
*	Radisys Corp.	7,200	25
*	AXT Inc.	11,736	25
*	Nimble Storage Inc.	778	24
*	Aerohive Networks Inc.	2,782	23
*	BroadVision Inc.	2,152	21
*	GSE Systems Inc.	11,559	19
	Astro-Med Inc.	1,300	18
*	Imprivata Inc.	1,067	18
*	Varonis Systems Inc.	550	16
*,^	MobileIron Inc.	1,600	15
*	Amber Road Inc.	880	14
*	Alpha & Omega Semiconductor Ltd.	1,523	14
*	Novatel Wireless Inc.	5,660	11
*	Arista Networks Inc.	160	10
*	Cover-All Technologies Inc.	8,100	10
*	Violin Memory Inc.	2,176	10
	Optical Cable Corp.	2,400	10
*	Zhone Technologies Inc.	2,987	9
	QAD Inc. Class B	477	9
*	Ikanos Communications Inc.	15,219	6
*	PAR Technology Corp.	1,513	6
*	Voltari Corp.	2,917	6
*	Cobra Electronics Corp.	1,300	5
	Simulations Plus Inc.	800	5
*	Qualstar Corp.	2,400	3
*	Aware Inc.	422	3
*	UniTek Global Services Inc.	3,700	2
*	BSQUARE Corp.	400	1
*	Intellicheck Mobilisa Inc.	1,597	1
*	Acorn Energy Inc.	200	—
*	Authentidate Holding Corp.	200	—
*	Magnum Hunter Resources Corp. Warrants Expire 4/15/2016	12,617	—
			2,134,130
Telecommunications (1.3%)
	Verizon Communications Inc.	2,638,587	129,106
	AT&T Inc.	3,318,929	117,357
	CenturyLink Inc.	368,094	13,325
*	SBA Communications Corp. Class A	81,453	8,333
*	T-Mobile US Inc.	177,952	5,983
*	Level 3 Communications Inc.	111,216	4,884
*	Sprint Corp.	503,690	4,297
	Windstream Holdings Inc.	387,273	3,857
*	tw telecom inc Class A	93,679	3,776
	Frontier Communications Corp.	646,292	3,774
	Telephone & Data Systems Inc.	59,254	1,547
*	Globalstar Inc.	164,199	698
*	Cincinnati Bell Inc.	147,607	580
	Shenandoah Telecommunications Co.	15,791	481
	Atlantic Tele-Network Inc.	7,877	457
	Consolidated Communications Holdings Inc.	20,074	446
*	8x8 Inc.	51,972	420
*	Vonage Holdings Corp.	102,577	385
*	United States Cellular Corp.	9,323	380
*	Iridium Communications Inc.	38,468	325
*	inContact Inc.	33,374	307
*	General Communication Inc. Class A	23,728	263
	EarthLink Holdings Corp.	65,092	242

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Enventis Corp.	13,494	214
*	ORBCOMM Inc.	28,091	185
	IDT Corp. Class B	10,156	177
	USA Mobility Inc.	11,182	172
*	Hawaiian Telcom Holdco Inc.	5,805	166
*	Intelsat SA	8,590	162
	Lumos Networks Corp.	11,015	159
	NTELOS Holdings Corp.	10,903	136
*	Towerstream Corp.	67,537	131
*	GTT Communications Inc.	11,891	121
*	FairPoint Communications Inc.	7,600	106
*	Cbeyond Inc.	8,700	87
*,^	NII Holdings Inc.	115,211	63
*	Straight Path Communications Inc. Class B	5,078	52
*,^	Elephant Talk Communications Corp.	37,067	35
*	Alteva	3,457	24
*	Alaska Communications Systems Group Inc.	12,500	23
			303,236
Utilities (2.0%)
	Duke Energy Corp.	448,824	33,298
	NextEra Energy Inc.	277,146	28,402
	Dominion Resources Inc.	370,068	26,467
	Southern Co.	564,142	25,601
	Exelon Corp.	544,631	19,868
	Spectra Energy Corp.	430,206	18,275
	American Electric Power Co. Inc.	310,993	17,344
	Sempra Energy	148,254	15,524
	PPL Corp.	401,998	14,283
	PG&E Corp.	295,394	14,185
	Public Service Enterprise Group Inc.	319,432	13,030
	Edison International	206,741	12,014
	Consolidated Edison Inc.	184,490	10,652
	Xcel Energy Inc.	317,672	10,239
	Northeast Utilities	202,067	9,552
	FirstEnergy Corp.	267,816	9,299
	Entergy Corp.	112,814	9,261
	ONEOK Inc.	133,671	9,100
	DTE Energy Co.	111,603	8,690
	NRG Energy Inc.	209,701	7,801
	NiSource Inc.	196,503	7,730
	CenterPoint Energy Inc.	270,263	6,902
	Wisconsin Energy Corp.	143,846	6,749
	AES Corp.	408,725	6,356
	Ameren Corp.	154,445	6,314
*	Calpine Corp.	254,245	6,054
	American Water Works Co. Inc.	112,227	5,550
	CMS Energy Corp.	171,279	5,335
	Pepco Holdings Inc.	162,267	4,459
	SCANA Corp.	82,019	4,413
	Alliant Energy Corp.	71,843	4,372
	AGL Resources Inc.	76,777	4,225
	Pinnacle West Capital Corp.	71,346	4,127
	National Fuel Gas Co.	51,512	4,033
	ITC Holdings Corp.	101,633	3,708
	Integrys Energy Group Inc.	51,921	3,693
	UGI Corp.	71,162	3,594
	Atmos Energy Corp.	64,391	3,438
	Westar Energy Inc. Class A	82,798	3,162
	Aqua America Inc.	115,080	3,017
	Questar Corp.	109,699	2,721
	Great Plains Energy Inc.	100,152	2,691
	TECO Energy Inc.	140,022	2,588
	Cleco Corp.	39,214	2,312
	Vectren Corp.	53,326	2,266

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

					Market
					Value
				Shares	($000)
*	Dynegy Inc. Class A			62,561	2,177
	Black Hills Corp.			31,446	1,930
	IDACORP Inc.			32,507	1,880
	Piedmont Natural Gas Co. Inc.			49,320	1,845
	Portland General Electric Co.			50,663	1,756
^	Hawaiian Electric Industries Inc.			64,485	1,633
	Southwest Gas Corp.			30,021	1,585
	New Jersey Resources Corp.			27,359	1,564
	PNM Resources Inc.			51,810	1,520
	NorthWestern Corp.			29,030	1,515
	WGL Holdings Inc.			33,771	1,456
	UIL Holdings Corp.			36,778	1,424
	ALLETE Inc.			26,714	1,372
	UNS Energy Corp.			21,945	1,326
	Avista Corp.			39,411	1,321
	South Jersey Industries Inc.			21,047	1,271
	ONE Gas Inc.			33,482	1,264
	Laclede Group Inc.			25,346	1,231
	El Paso Electric Co.			26,236	1,055
	MGE Energy Inc.			22,644	895
	Northwest Natural Gas Co.			17,907	844
	American States Water Co.			23,618	785
	Empire District Electric Co.			28,339	728
	Unitil Corp.			20,914	707
	California Water Service Group			26,632	644
	Ormat Technologies Inc.			15,347	442
	Chesapeake Utilities Corp.			5,434	388
	Atlantic Power Corp.			78,065	320
	SJW Corp.			8,583	233
	Middlesex Water Co.			10,426	221
	Connecticut Water Service Inc.			6,114	207
	Artesian Resources Corp. Class A			9,115	205
	York Water Co.			8,846	184
	Delta Natural Gas Co. Inc.			6,804	149
*	Pure Cycle Corp.			19,761	134
*	Cadiz Inc.			11,960	100
*	Genie Energy Ltd. Class B			10,188	80
*	US Geothermal Inc.			86,878	52
					459,137
Total Common Stocks (Cost $6,787,409)					13,876,803

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.2%)
U.S. Government Securities (15.2%)
	United States Treasury Note/Bond	0.250%	7/15/15	59,520	59,576
	United States Treasury Note/Bond	0.250%	7/31/15	27,310	27,336
	United States Treasury Note/Bond	0.250%	8/15/15	44,607	44,649
	United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,357
	United States Treasury Note/Bond	0.375%	8/31/15	15,000	15,037
	United States Treasury Note/Bond	0.250%	9/15/15	50,100	50,147
	United States Treasury Note/Bond	1.250%	9/30/15	760	770
	United States Treasury Note/Bond	0.250%	10/15/15	24,715	24,738
	United States Treasury Note/Bond	0.375%	11/15/15	15,554	15,588
	United States Treasury Note/Bond	4.500%	11/15/15	17,100	18,102
	United States Treasury Note/Bond	9.875%	11/15/15	400	453
	United States Treasury Note/Bond	1.375%	11/30/15	150	152
	United States Treasury Note/Bond	0.250%	12/15/15	24,513	24,517
	United States Treasury Note/Bond	0.250%	12/31/15	50,755	50,755
	United States Treasury Note/Bond	2.125%	12/31/15	20,000	20,556
	United States Treasury Note/Bond	0.375%	1/15/16	24,450	24,488

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	0.375%	1/31/16	395	396
United States Treasury Note/Bond	2.000%	1/31/16	12,000	12,324
United States Treasury Note/Bond	0.375%	2/15/16	82,564	82,654
United States Treasury Note/Bond	4.500%	2/15/16	23,625	25,231
United States Treasury Note/Bond	0.250%	2/29/16	16,925	16,907
United States Treasury Note/Bond	2.125%	2/29/16	11,050	11,381
United States Treasury Note/Bond	2.625%	2/29/16	16,850	17,498
United States Treasury Note/Bond	0.375%	3/15/16	11,700	11,705
United States Treasury Note/Bond	2.375%	3/31/16	19,075	19,752
United States Treasury Note/Bond	0.250%	4/15/16	35,425	35,342
United States Treasury Note/Bond	0.375%	4/30/16	46,700	46,686
United States Treasury Note/Bond	2.000%	4/30/16	120	124
United States Treasury Note/Bond	2.625%	4/30/16	20,000	20,816
United States Treasury Note/Bond	0.250%	5/15/16	58,200	58,036
United States Treasury Note/Bond	5.125%	5/15/16	14,750	16,048
United States Treasury Note/Bond	7.250%	5/15/16	9,065	10,218
United States Treasury Note/Bond	0.375%	5/31/16	68	68
United States Treasury Note/Bond	0.500%	6/15/16	9,855	9,866
United States Treasury Note/Bond	1.500%	6/30/16	10,283	10,495
United States Treasury Note/Bond	0.625%	7/15/16	49,090	49,236
United States Treasury Note/Bond	1.500%	7/31/16	5,875	5,996
United States Treasury Note/Bond	0.625%	8/15/16	45,075	45,188
United States Treasury Note/Bond	1.000%	8/31/16	16,025	16,190
United States Treasury Note/Bond	3.000%	8/31/16	9,325	9,822
United States Treasury Note/Bond	0.875%	9/15/16	30,000	30,216
United States Treasury Note/Bond	1.000%	9/30/16	43,300	43,720
United States Treasury Note/Bond	3.000%	9/30/16	9,275	9,784
United States Treasury Note/Bond	0.625%	10/15/16	27,875	27,901
United States Treasury Note/Bond	1.000%	10/31/16	13,486	13,612
United States Treasury Note/Bond	0.625%	11/15/16	38,200	38,206
United States Treasury Note/Bond	4.625%	11/15/16	425	465
United States Treasury Note/Bond	0.875%	11/30/16	26,407	26,564
United States Treasury Note/Bond	2.750%	11/30/16	2,475	2,601
United States Treasury Note/Bond	0.625%	12/15/16	48,225	48,195
United States Treasury Note/Bond	0.875%	12/31/16	15,865	15,944
United States Treasury Note/Bond	0.750%	1/15/17	22,815	22,851
United States Treasury Note/Bond	0.875%	1/31/17	17,450	17,526
United States Treasury Note/Bond	3.125%	1/31/17	15,311	16,263
United States Treasury Note/Bond	0.625%	2/15/17	41,850	41,745
United States Treasury Note/Bond	4.625%	2/15/17	200	220
United States Treasury Note/Bond	0.875%	2/28/17	7,000	7,025
United States Treasury Note/Bond	3.000%	2/28/17	7,350	7,789
United States Treasury Note/Bond	0.750%	3/15/17	6,030	6,029
United States Treasury Note/Bond	1.000%	3/31/17	13,845	13,925
United States Treasury Note/Bond	3.250%	3/31/17	21,100	22,524
United States Treasury Note/Bond	0.875%	4/15/17	33,025	33,102
United States Treasury Note/Bond	0.875%	4/30/17	84,125	84,270
United States Treasury Note/Bond	3.125%	4/30/17	52,750	56,154
United States Treasury Note/Bond	0.875%	5/15/17	18,160	18,183
United States Treasury Note/Bond	4.500%	5/15/17	18,200	20,097
United States Treasury Note/Bond	8.750%	5/15/17	6,470	7,928
United States Treasury Note/Bond	0.625%	5/31/17	6,075	6,033
United States Treasury Note/Bond	2.750%	5/31/17	830	875
United States Treasury Note/Bond	0.875%	6/15/17	28,000	28,004
United States Treasury Note/Bond	0.750%	6/30/17	18,635	18,559
United States Treasury Note/Bond	2.500%	6/30/17	39,650	41,533
United States Treasury Note/Bond	0.500%	7/31/17	6,103	6,020
United States Treasury Note/Bond	2.375%	7/31/17	29,400	30,691
United States Treasury Note/Bond	4.750%	8/15/17	10,950	12,238
United States Treasury Note/Bond	0.625%	8/31/17	8,935	8,836
United States Treasury Note/Bond	1.875%	8/31/17	10,025	10,309
United States Treasury Note/Bond	0.625%	9/30/17	4,115	4,064
United States Treasury Note/Bond	1.875%	9/30/17	12,600	12,946
United States Treasury Note/Bond	0.750%	10/31/17	2,300	2,277

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.250%	11/15/17	8,020	8,872
United States Treasury Note/Bond	0.625%	11/30/17	11,625	11,447
United States Treasury Note/Bond	0.750%	12/31/17	1,143	1,128
United States Treasury Note/Bond	0.875%	1/31/18	765	758
United States Treasury Note/Bond	3.500%	2/15/18	31,600	34,227
United States Treasury Note/Bond	0.625%	4/30/18	3,175	3,100
United States Treasury Note/Bond	2.625%	4/30/18	16,300	17,151
United States Treasury Note/Bond	3.875%	5/15/18	2,575	2,833
United States Treasury Note/Bond	9.125%	5/15/18	3,675	4,779
United States Treasury Note/Bond	1.000%	5/31/18	975	964
United States Treasury Note/Bond	2.375%	5/31/18	1,600	1,668
United States Treasury Note/Bond	1.375%	6/30/18	10,285	10,306
United States Treasury Note/Bond	2.375%	6/30/18	23,800	24,804
United States Treasury Note/Bond	1.375%	7/31/18	16,735	16,756
United States Treasury Note/Bond	2.250%	7/31/18	15,075	15,624
United States Treasury Note/Bond	4.000%	8/15/18	1,000	1,108
United States Treasury Note/Bond	1.500%	8/31/18	8,450	8,494
United States Treasury Note/Bond	1.375%	9/30/18	58,575	58,492
United States Treasury Note/Bond	1.250%	10/31/18	12,100	12,005
United States Treasury Note/Bond	1.750%	10/31/18	42,230	42,824
United States Treasury Note/Bond	3.750%	11/15/18	805	885
United States Treasury Note/Bond	1.250%	11/30/18	38,250	37,903
United States Treasury Note/Bond	1.375%	11/30/18	12,488	12,451
United States Treasury Note/Bond	1.375%	12/31/18	11,375	11,325
United States Treasury Note/Bond	1.500%	12/31/18	11,125	11,128
United States Treasury Note/Bond	1.250%	1/31/19	27,475	27,162
United States Treasury Note/Bond	1.500%	1/31/19	18,425	18,411
United States Treasury Note/Bond	2.750%	2/15/19	8,720	9,201
United States Treasury Note/Bond	8.875%	2/15/19	4,350	5,796
United States Treasury Note/Bond	1.375%	2/28/19	7,450	7,394
United States Treasury Note/Bond	1.500%	2/28/19	39,465	39,391
United States Treasury Note/Bond	1.500%	3/31/19	10,175	10,150
United States Treasury Note/Bond	1.625%	3/31/19	2,755	2,763
United States Treasury Note/Bond	1.250%	4/30/19	22,000	21,670
United States Treasury Note/Bond	1.625%	4/30/19	22,687	22,726
United States Treasury Note/Bond	3.125%	5/15/19	11,335	12,153
United States Treasury Note/Bond	1.125%	5/31/19	5,525	5,399
United States Treasury Note/Bond	1.500%	5/31/19	30,746	30,587
United States Treasury Note/Bond	1.000%	6/30/19	1,750	1,696
United States Treasury Note/Bond	1.625%	6/30/19	25,600	25,596
United States Treasury Note/Bond	0.875%	7/31/19	30,900	29,708
United States Treasury Note/Bond	3.625%	8/15/19	6,900	7,574
United States Treasury Note/Bond	8.125%	8/15/19	972	1,283
United States Treasury Note/Bond	1.000%	8/31/19	25,425	24,555
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,711
United States Treasury Note/Bond	3.375%	11/15/19	12,680	13,776
United States Treasury Note/Bond	1.000%	11/30/19	6,025	5,790
United States Treasury Note/Bond	1.125%	12/31/19	4,075	3,936
United States Treasury Note/Bond	1.375%	1/31/20	2,700	2,639
United States Treasury Note/Bond	3.625%	2/15/20	8,270	9,094
United States Treasury Note/Bond	8.500%	2/15/20	3,269	4,452
United States Treasury Note/Bond	1.250%	2/29/20	7,490	7,261
United States Treasury Note/Bond	1.125%	4/30/20	10,800	10,361
United States Treasury Note/Bond	3.500%	5/15/20	3,560	3,891
United States Treasury Note/Bond	1.375%	5/31/20	28,815	28,005
United States Treasury Note/Bond	1.875%	6/30/20	23,525	23,496
United States Treasury Note/Bond	2.000%	7/31/20	12,255	12,320
United States Treasury Note/Bond	2.625%	8/15/20	9,925	10,325
United States Treasury Note/Bond	1.750%	10/31/20	45,650	44,987
United States Treasury Note/Bond	2.625%	11/15/20	50,233	52,164
United States Treasury Note/Bond	2.000%	11/30/20	22,950	22,932
United States Treasury Note/Bond	2.375%	12/31/20	7,000	7,150
United States Treasury Note/Bond	2.125%	1/31/21	10,925	10,974
United States Treasury Note/Bond	3.625%	2/15/21	425	468

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	7.875%	2/15/21	400	547
	United States Treasury Note/Bond	2.000%	2/28/21	13,600	13,540
	United States Treasury Note/Bond	2.250%	4/30/21	7,075	7,142
	United States Treasury Note/Bond	3.125%	5/15/21	41,012	43,768
	United States Treasury Note/Bond	2.000%	5/31/21	13,978	13,869
	United States Treasury Note/Bond	2.125%	6/30/21	15,700	15,693
	United States Treasury Note/Bond	2.125%	8/15/21	27,115	27,090
	United States Treasury Note/Bond	2.000%	11/15/21	54,250	53,555
	United States Treasury Note/Bond	8.000%	11/15/21	10,770	15,078
	United States Treasury Note/Bond	2.000%	2/15/22	12,520	12,320
	United States Treasury Note/Bond	1.750%	5/15/22	17,400	16,742
	United States Treasury Note/Bond	1.625%	8/15/22	8,000	7,592
	United States Treasury Note/Bond	1.625%	11/15/22	17,550	16,577
	United States Treasury Note/Bond	2.000%	2/15/23	16,335	15,850
	United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,514
	United States Treasury Note/Bond	1.750%	5/15/23	35,043	33,170
	United States Treasury Note/Bond	2.500%	8/15/23	34,410	34,593
	United States Treasury Note/Bond	6.250%	8/15/23	6,980	9,203
	United States Treasury Note/Bond	2.750%	11/15/23	26,256	26,892
	United States Treasury Note/Bond	2.750%	2/15/24	5,674	5,799
	United States Treasury Note/Bond	2.500%	5/15/24	32,736	32,670
	United States Treasury Note/Bond	7.500%	11/15/24	675	984
	United States Treasury Note/Bond	6.875%	8/15/25	2,350	3,327
	United States Treasury Note/Bond	6.000%	2/15/26	2,345	3,132
	United States Treasury Note/Bond	6.750%	8/15/26	3,095	4,401
	United States Treasury Note/Bond	6.500%	11/15/26	2,910	4,073
	United States Treasury Note/Bond	6.125%	11/15/27	6,150	8,439
	United States Treasury Note/Bond	5.500%	8/15/28	10,445	13,650
	United States Treasury Note/Bond	5.250%	11/15/28	9,875	12,637
	United States Treasury Note/Bond	5.250%	2/15/29	8,540	10,936
	United States Treasury Note/Bond	6.125%	8/15/29	2,420	3,374
	United States Treasury Note/Bond	6.250%	5/15/30	6,070	8,617
	United States Treasury Note/Bond	5.375%	2/15/31	17,200	22,556
	United States Treasury Note/Bond	4.500%	2/15/36	10,000	12,125
	United States Treasury Note/Bond	4.750%	2/15/37	200	251
	United States Treasury Note/Bond	5.000%	5/15/37	14,248	18,465
	United States Treasury Note/Bond	4.375%	2/15/38	14,242	16,972
	United States Treasury Note/Bond	3.500%	2/15/39	8,147	8,483
	United States Treasury Note/Bond	4.250%	5/15/39	5,883	6,896
	United States Treasury Note/Bond	4.500%	8/15/39	10,684	12,997
	United States Treasury Note/Bond	4.375%	11/15/39	22,036	26,337
	United States Treasury Note/Bond	4.625%	2/15/40	16,510	20,493
	United States Treasury Note/Bond	4.375%	5/15/40	950	1,137
	United States Treasury Note/Bond	3.875%	8/15/40	5,815	6,438
	United States Treasury Note/Bond	4.250%	11/15/40	6,140	7,216
	United States Treasury Note/Bond	4.750%	2/15/41	19,838	25,157
	United States Treasury Note/Bond	3.125%	11/15/41	19,025	18,401
	United States Treasury Note/Bond	3.125%	2/15/42	8,523	8,230
	United States Treasury Note/Bond	3.000%	5/15/42	12,925	12,164
	United States Treasury Note/Bond	2.750%	8/15/42	23,725	21,171
	United States Treasury Note/Bond	2.750%	11/15/42	68,535	61,039
	United States Treasury Note/Bond	3.125%	2/15/43	442	425
	United States Treasury Note/Bond	2.875%	5/15/43	2,585	2,357
	United States Treasury Note/Bond	3.625%	8/15/43	32,486	34,242
	United States Treasury Note/Bond	3.750%	11/15/43	17,549	18,917
	United States Treasury Note/Bond	3.625%	2/15/44	18,415	19,393
					3,516,039
Agency Bonds and Notes (1.5%)
	AID-Egypt	4.450%	9/15/15	1,400	1,465
	AID-Jordan	1.945%	6/23/19	600	602
	AID-Jordan	2.503%	10/30/20	750	751
	AID-Ukraine	1.844%	5/16/19	350	350
2	Federal Agricultural Mortgage Corp.	2.125%	9/15/15	125	128
2	Federal Agricultural Mortgage Corp.	2.000%	7/27/16	175	180

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Farm Credit Banks	1.500%	11/16/15	350	356
2	Federal Farm Credit Banks	1.050%	3/28/16	250	253
2	Federal Farm Credit Banks	5.125%	8/25/16	925	1,015
2	Federal Farm Credit Banks	4.875%	1/17/17	850	939
2	Federal Farm Credit Banks	3.500%	12/20/23	500	526
2	Federal Home Loan Banks	0.375%	8/28/15	3,000	3,005
2	Federal Home Loan Banks	0.375%	2/19/16	4,000	4,000
2	Federal Home Loan Banks	5.625%	6/13/16	300	330
2	Federal Home Loan Banks	0.375%	6/24/16	1,500	1,497
2	Federal Home Loan Banks	5.125%	10/19/16	2,825	3,110
2	Federal Home Loan Banks	4.750%	12/16/16	4,170	4,581
2	Federal Home Loan Banks	0.625%	12/28/16	1,200	1,198
2	Federal Home Loan Banks	4.875%	5/17/17	900	1,002
2	Federal Home Loan Banks	0.875%	5/24/17	4,000	4,001
2	Federal Home Loan Banks	1.000%	6/21/17	2,500	2,508
2	Federal Home Loan Banks	4.875%	9/8/17	405	453
2	Federal Home Loan Banks	5.000%	11/17/17	2,350	2,653
2	Federal Home Loan Banks	2.750%	6/8/18	1,625	1,711
2	Federal Home Loan Banks	5.375%	8/15/18	225	260
2	Federal Home Loan Banks	1.875%	3/13/20	500	498
2	Federal Home Loan Banks	4.125%	3/13/20	2,075	2,316
2	Federal Home Loan Banks	3.375%	6/12/20	1,825	1,967
2	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,187
2	Federal Home Loan Banks	5.625%	6/11/21	1,600	1,939
2	Federal Home Loan Banks	2.125%	3/10/23	4,000	3,828
2	Federal Home Loan Banks	5.375%	8/15/24	815	987
2	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,548
3	Federal Home Loan Mortgage Corp.	4.375%	7/17/15	10,757	11,224
3	Federal Home Loan Mortgage Corp.	1.750%	9/10/15	1,000	1,017
3	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,261
3	Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,700	1,702
3	Federal Home Loan Mortgage Corp.	2.500%	5/27/16	1,100	1,143
3	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	3,100	3,417
3	Federal Home Loan Mortgage Corp.	2.000%	8/25/16	11,605	11,959
3	Federal Home Loan Mortgage Corp.	0.875%	10/14/16	10,000	10,058
3	Federal Home Loan Mortgage Corp.	0.875%	2/22/17	6,000	6,013
3	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	2,600	2,613
3	Federal Home Loan Mortgage Corp.	1.250%	5/12/17	6,500	6,566
3	Federal Home Loan Mortgage Corp.	1.000%	6/29/17	4,075	4,088
3	Federal Home Loan Mortgage Corp.	1.000%	7/28/17	5,500	5,503
3	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	1,300	1,480
3	Federal Home Loan Mortgage Corp.	1.000%	9/29/17	8,200	8,182
3	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	2,800	3,174
3	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	1,800	1,771
3	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	2,000	1,971
3	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	2,720	3,090
3	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,625	1,786
3	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	2,900	2,921
3	Federal Home Loan Mortgage Corp.	1.250%	8/1/19	1,700	1,659
3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,675
3	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,900	1,842
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,797
3	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	381
3	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	4,059
3	Federal National Mortgage Assn.	0.500%	7/2/15	550	552
3	Federal National Mortgage Assn.	2.375%	7/28/15	1,000	1,023
3	Federal National Mortgage Assn.	2.000%	9/21/15	405	413
3	Federal National Mortgage Assn.	0.500%	9/28/15	22,600	22,661
3	Federal National Mortgage Assn.	4.375%	10/15/15	2,350	2,473
3	Federal National Mortgage Assn.	1.625%	10/26/15	5,870	5,973
3	Federal National Mortgage Assn.	0.375%	12/21/15	1,775	1,776
3	Federal National Mortgage Assn.	5.000%	3/15/16	2,150	2,318
3	Federal National Mortgage Assn.	0.500%	3/30/16	2,725	2,730
3	Federal National Mortgage Assn.	2.375%	4/11/16	6,475	6,700

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal National Mortgage Assn.	0.375%	7/5/16	2,000	1,996
3	Federal National Mortgage Assn.	0.625%	8/26/16	2,500	2,503
3	Federal National Mortgage Assn.	5.250%	9/15/16	1,350	1,488
3	Federal National Mortgage Assn.	1.250%	9/28/16	7,255	7,361
3	Federal National Mortgage Assn.	1.375%	11/15/16	11,955	12,150
3	Federal National Mortgage Assn.	1.250%	1/30/17	2,725	2,760
3	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,192
3	Federal National Mortgage Assn.	0.750%	4/20/17	4,175	4,162
3	Federal National Mortgage Assn.	1.125%	4/27/17	10,600	10,675
3	Federal National Mortgage Assn.	0.875%	8/28/17	2,550	2,538
3	Federal National Mortgage Assn.	0.875%	10/26/17	16,150	16,037
3	Federal National Mortgage Assn.	0.875%	12/20/17	3,000	2,970
3	Federal National Mortgage Assn.	0.875%	2/8/18	6,000	5,923
3	Federal National Mortgage Assn.	0.875%	5/21/18	1,490	1,463
3	Federal National Mortgage Assn.	1.875%	9/18/18	12,300	12,514
3	Federal National Mortgage Assn.	1.625%	11/27/18	4,370	4,388
3	Federal National Mortgage Assn.	1.875%	2/19/19	4,000	4,051
3	Federal National Mortgage Assn.	1.750%	6/20/19	4,000	4,008
3	Federal National Mortgage Assn.	0.000%	10/9/19	1,110	979
3	Federal National Mortgage Assn.	7.125%	1/15/30	1,405	2,056
3	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,997
3	Federal National Mortgage Assn.	6.625%	11/15/30	1,320	1,859
3	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,657
2	Financing Corp.	9.800%	4/6/18	500	650
2	Financing Corp.	9.650%	11/2/18	475	632
	Private Export Funding Corp.	1.375%	2/15/17	175	177
	Private Export Funding Corp.	2.250%	12/15/17	200	207
	Private Export Funding Corp.	1.875%	7/15/18	300	304
	Private Export Funding Corp.	4.375%	3/15/19	350	393
	Private Export Funding Corp.	1.450%	8/15/19	250	245
	Private Export Funding Corp.	4.300%	12/15/21	175	195
	Private Export Funding Corp.	2.800%	5/15/22	200	200
	Private Export Funding Corp.	2.050%	11/15/22	4,175	3,928
	Private Export Funding Corp.	3.550%	1/15/24	725	757
	Private Export Funding Corp.	2.450%	7/15/24	525	497
	State of Israel	5.500%	12/4/23	375	455
	State of Israel	5.500%	4/26/24	1,400	1,703
2	Tennessee Valley Authority	4.500%	4/1/18	655	730
2	Tennessee Valley Authority	1.750%	10/15/18	600	605
2	Tennessee Valley Authority	3.875%	2/15/21	905	995
2	Tennessee Valley Authority	1.875%	8/15/22	425	402
2	Tennessee Valley Authority	6.750%	11/1/25	2,100	2,794
2	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,845
2	Tennessee Valley Authority	4.650%	6/15/35	500	547
2	Tennessee Valley Authority	5.880%	4/1/36	285	365
2	Tennessee Valley Authority	5.500%	6/15/38	225	277
2	Tennessee Valley Authority	5.250%	9/15/39	425	511
2	Tennessee Valley Authority	3.500%	12/15/42	950	867
2	Tennessee Valley Authority	5.375%	4/1/56	580	697
2	Tennessee Valley Authority	4.625%	9/15/60	519	551
					345,371
Conventional Mortgage-Backed Securities (8.3%)
3,4	Fannie Mae Pool	2.000%	10/1/28	3,946	3,901
3,4,5	Fannie Mae Pool	2.500%	4/1/28–1/1/43	52,949	53,636
3,4,5	Fannie Mae Pool	3.000%	11/1/26–7/1/44	142,110	143,551
3,4,5	Fannie Mae Pool	3.500%	9/1/25–7/1/44	153,412	159,685
3,4,5	Fannie Mae Pool	4.000%	7/1/18–7/1/44	140,977	150,192
3,4,5	Fannie Mae Pool	4.500%	3/1/18–7/1/44	110,226	119,470
3,4,5	Fannie Mae Pool	5.000%	3/1/17–7/1/44	71,237	78,910
3,4,5	Fannie Mae Pool	5.500%	11/1/16–7/1/44	57,945	64,848
3,4,5	Fannie Mae Pool	6.000%	4/1/16–7/1/44	40,447	45,604
3,4	Fannie Mae Pool	6.500%	6/1/15–10/1/39	13,948	15,812
3,4	Fannie Mae Pool	7.000%	9/1/14–11/1/37	4,943	5,619

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae Pool	7.500%	4/1/15–12/1/32	455	508
3,4	Fannie Mae Pool	8.000%	7/1/15–11/1/30	73	81
3,4	Fannie Mae Pool	8.500%	11/1/18–7/1/30	59	67
3,4	Fannie Mae Pool	9.000%	7/1/22–8/1/26	24	26
3,4	Fannie Mae Pool	9.500%	5/1/16–2/1/25	3	3
3,4	Freddie Mac Gold Pool	2.000%	8/1/28	1,600	1,582
3,4,5	Freddie Mac Gold Pool	2.500%	6/1/28–2/1/43	38,640	39,149
3,4,5	Freddie Mac Gold Pool	3.000%	1/1/27–7/1/43	77,367	78,168
3,4,5	Freddie Mac Gold Pool	3.500%	8/1/25–7/1/44	82,256	85,338
3,4,5	Freddie Mac Gold Pool	4.000%	7/1/18–7/1/44	86,041	91,314
3,4,5	Freddie Mac Gold Pool	4.500%	9/1/15–7/1/44	67,894	73,427
3,4,5	Freddie Mac Gold Pool	5.000%	4/1/17–7/1/44	44,194	48,836
3,4	Freddie Mac Gold Pool	5.500%	5/1/17–6/1/41	33,243	37,197
3,4,5	Freddie Mac Gold Pool	6.000%	7/1/14–7/1/44	22,034	24,831
3,4	Freddie Mac Gold Pool	6.500%	7/1/14–3/1/39	5,848	6,621
3,4	Freddie Mac Gold Pool	7.000%	9/1/14–12/1/38	1,583	1,802
3,4	Freddie Mac Gold Pool	7.500%	11/1/14–1/1/32	228	256
3,4	Freddie Mac Gold Pool	8.000%	1/1/16–10/1/31	266	298
3,4	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	23	26
3,4	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	19	21
3,4	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	1	4
3,4	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	3	3
4,5	Ginnie Mae I Pool	3.000%	1/15/26–7/1/44	16,509	16,689
4,5	Ginnie Mae I Pool	3.500%	11/15/25–7/1/44	18,336	19,146
4,5	Ginnie Mae I Pool	4.000%	10/15/24–7/1/44	28,577	30,573
4,5	Ginnie Mae I Pool	4.500%	8/15/18–7/1/44	40,453	44,167
4	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	24,842	27,406
4,5	Ginnie Mae I Pool	5.500%	3/15/15–7/1/44	12,857	14,434
4	Ginnie Mae I Pool	6.000%	5/15/17–12/15/40	8,405	9,474
4	Ginnie Mae I Pool	6.500%	9/15/14–8/15/39	2,584	2,864
4	Ginnie Mae I Pool	7.000%	5/15/15–8/15/32	1,037	1,170
4	Ginnie Mae I Pool	7.500%	10/15/22–3/15/32	297	331
4	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	212	233
4	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	26	30
4	Ginnie Mae I Pool	9.000%	11/15/19–2/15/30	32	33
4	Ginnie Mae I Pool	9.500%	8/15/20–1/15/25	2	2
4	Ginnie Mae I Pool	10.000%	3/15/19	1	1
4	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	1,771	1,821
4,5	Ginnie Mae II Pool	3.000%	2/20/27–7/1/44	64,853	65,729
4,5	Ginnie Mae II Pool	3.500%	9/20/25–7/1/44	106,747	111,372
4,5	Ginnie Mae II Pool	4.000%	9/20/25–7/1/44	83,707	89,622
4,5	Ginnie Mae II Pool	4.500%	11/20/35–7/1/44	68,376	74,811
4,5	Ginnie Mae II Pool	5.000%	3/20/18–7/1/44	38,579	42,755
4	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	12,897	14,440
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	6,183	6,976
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	1,901	2,151
4	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	327	371
					1,907,387
Nonconventional Mortgage-Backed Securities (0.2%)
3,4,6	Fannie Mae Pool	1.438%	4/1/37	70	73
3,4,6	Fannie Mae Pool	1.946%	9/1/37	178	191
3,4	Fannie Mae Pool	2.109%	3/1/43	812	820
3,4	Fannie Mae Pool	2.196%	9/1/42	610	631
3,4	Fannie Mae Pool	2.199%	6/1/43	815	828
3,4	Fannie Mae Pool	2.203%	6/1/42	2,016	2,093
3,4	Fannie Mae Pool	2.218%	12/1/41	464	483
3,4,6	Fannie Mae Pool	2.224%	12/1/33–8/1/37	227	239
3,4,6	Fannie Mae Pool	2.231%	11/1/36	291	309
3,4	Fannie Mae Pool	2.233%	10/1/42	493	508
3,4,6	Fannie Mae Pool	2.248%	2/1/36	143	145
3,4	Fannie Mae Pool	2.268%	7/1/43	937	937

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,6	Fannie Mae Pool	2.271%	9/1/34	81	85
3,4,6	Fannie Mae Pool	2.282%	8/1/35	209	223
3,4,6	Fannie Mae Pool	2.398%	1/1/37	254	274
3,4	Fannie Mae Pool	2.400%	5/1/42	1,402	1,413
3,4	Fannie Mae Pool	2.410%	7/1/42	785	808
3,4,6	Fannie Mae Pool	2.415%	6/1/36	5	6
3,4,6	Fannie Mae Pool	2.438%	1/1/35	254	274
3,4	Fannie Mae Pool	2.447%	5/1/43	1,792	1,841
3,4	Fannie Mae Pool	2.455%	10/1/42	928	956
3,4	Fannie Mae Pool	2.505%	10/1/40	278	294
3,4	Fannie Mae Pool	2.515%	12/1/40	423	448
3,4,6	Fannie Mae Pool	2.560%	11/1/33	80	87
3,4,6	Fannie Mae Pool	2.597%	11/1/34	130	136
3,4	Fannie Mae Pool	2.615%	12/1/41	438	453
3,4	Fannie Mae Pool	2.623%	11/1/41	411	430
3,4	Fannie Mae Pool	2.677%	1/1/42	455	476
3,4	Fannie Mae Pool	2.745%	12/1/43	1,802	1,867
3,4	Fannie Mae Pool	2.778%	3/1/42	845	871
3,4	Fannie Mae Pool	2.780%	1/1/42	582	604
3,4	Fannie Mae Pool	2.805%	11/1/41	392	410
3,4	Fannie Mae Pool	2.818%	3/1/41	313	329
3,4	Fannie Mae Pool	2.897%	5/1/42	290	305
3,4	Fannie Mae Pool	2.921%	12/1/40	182	192
3,4	Fannie Mae Pool	2.996%	3/1/42	572	601
3,4	Fannie Mae Pool	3.014%	9/1/43	1,070	1,123
3,4	Fannie Mae Pool	3.035%	3/1/41	432	458
3,4	Fannie Mae Pool	3.069%	2/1/42	465	487
3,4	Fannie Mae Pool	3.079%	2/1/41	327	342
3,4	Fannie Mae Pool	3.125%	2/1/41	152	155
3,4	Fannie Mae Pool	3.131%	2/1/42	1,818	1,956
3,4	Fannie Mae Pool	3.140%	2/1/41	187	198
3,4	Fannie Mae Pool	3.172%	12/1/40	179	191
3,4	Fannie Mae Pool	3.218%	9/1/40	130	138
3,4	Fannie Mae Pool	3.223%	12/1/40	161	170
3,4	Fannie Mae Pool	3.224%	8/1/40	165	173
3,4	Fannie Mae Pool	3.240%	10/1/40	190	200
3,4	Fannie Mae Pool	3.270%	11/1/40	181	191
3,4,6	Fannie Mae Pool	3.283%	7/1/42	342	365
3,4	Fannie Mae Pool	3.287%	1/1/40	244	253
3,4	Fannie Mae Pool	3.292%	5/1/41	415	440
3,4	Fannie Mae Pool	3.322%	8/1/42	552	575
3,4	Fannie Mae Pool	3.428%	5/1/40	106	111
3,4	Fannie Mae Pool	3.485%	5/1/40	72	75
3,4	Fannie Mae Pool	3.513%	10/1/39	117	121
3,4	Fannie Mae Pool	3.540%	6/1/41	97	103
3,4	Fannie Mae Pool	3.563%	7/1/41	536	553
3,4	Fannie Mae Pool	3.568%	11/1/39	68	71
3,4	Fannie Mae Pool	3.580%	8/1/39	109	116
3,4	Fannie Mae Pool	3.608%	4/1/41	282	297
3,4	Fannie Mae Pool	3.675%	11/1/39	90	93
3,4	Fannie Mae Pool	3.735%	6/1/41	429	454
3,4,6	Fannie Mae Pool	3.742%	7/1/39	46	47
3,4	Fannie Mae Pool	3.817%	9/1/40	364	389
3,4	Fannie Mae Pool	4.227%	12/1/39	315	329
3,4,6	Fannie Mae Pool	5.060%	11/1/39	163	175
3,4	Fannie Mae Pool	5.177%	3/1/38	106	111
3,4	Fannie Mae Pool	5.239%	7/1/36	81	85
3,4,6	Fannie Mae Pool	5.282%	8/1/39	413	442
3,4	Fannie Mae Pool	5.659%	4/1/37	244	260
3,4	Fannie Mae Pool	5.784%	12/1/37	217	235
3,4,6	Fannie Mae Pool	5.988%	7/1/37	31	32
3,4	Fannie Mae Pool	6.127%	10/1/37	239	253
3,4,6	Freddie Mac Non Gold Pool	2.065%	1/1/37	204	217
3,4,6	Freddie Mac Non Gold Pool	2.166%	7/1/35	160	169

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,6	Freddie Mac Non Gold Pool	2.277%	12/1/36	69	72
3,4,6	Freddie Mac Non Gold Pool	2.283%	3/1/37	27	29
3,4,6	Freddie Mac Non Gold Pool	2.291%	10/1/37	66	69
3,4,6	Freddie Mac Non Gold Pool	2.320%	2/1/37	42	44
3,4,6	Freddie Mac Non Gold Pool	2.352%	1/1/35	23	25
3,4,6	Freddie Mac Non Gold Pool	2.357%	12/1/34	98	104
3,4,6	Freddie Mac Non Gold Pool	2.375%	11/1/34–5/1/36	179	187
3,4,6	Freddie Mac Non Gold Pool	2.381%	12/1/36	78	81
3,4,6	Freddie Mac Non Gold Pool	2.409%	12/1/35	117	124
3,4	Freddie Mac Non Gold Pool	2.567%	2/1/42	265	278
3,4	Freddie Mac Non Gold Pool	2.603%	11/1/43	881	907
3,4	Freddie Mac Non Gold Pool	2.617%	12/1/40	183	190
3,4	Freddie Mac Non Gold Pool	2.696%	11/1/40	119	123
3,4	Freddie Mac Non Gold Pool	2.717%	12/1/40	418	433
3,4,6	Freddie Mac Non Gold Pool	2.749%	10/1/36	100	106
3,4	Freddie Mac Non Gold Pool	2.757%	2/1/42	414	438
3,4	Freddie Mac Non Gold Pool	2.785%	1/1/41	258	265
3,4	Freddie Mac Non Gold Pool	2.885%	2/1/41	368	386
3,4	Freddie Mac Non Gold Pool	2.932%	12/1/41	480	505
3,4	Freddie Mac Non Gold Pool	2.954%	2/1/41	109	115
3,4	Freddie Mac Non Gold Pool	3.070%	6/1/41	186	195
3,4	Freddie Mac Non Gold Pool	3.084%	3/1/41	144	151
3,4	Freddie Mac Non Gold Pool	3.142%	11/1/40	194	200
3,4	Freddie Mac Non Gold Pool	3.256%	6/1/40	137	141
3,4	Freddie Mac Non Gold Pool	3.358%	5/1/40	64	68
3,4	Freddie Mac Non Gold Pool	3.425%	3/1/42	627	653
3,4	Freddie Mac Non Gold Pool	3.443%	5/1/40	65	68
3,4	Freddie Mac Non Gold Pool	3.593%	6/1/40	100	105
3,4	Freddie Mac Non Gold Pool	3.625%	6/1/40	189	197
3,4	Freddie Mac Non Gold Pool	3.676%	9/1/40	544	564
3,4	Freddie Mac Non Gold Pool	4.386%	5/1/38	15	16
3,4	Freddie Mac Non Gold Pool	5.271%	3/1/38	221	233
3,4	Freddie Mac Non Gold Pool	5.365%	1/1/38	47	49
3,4	Freddie Mac Non Gold Pool	5.469%	2/1/36	105	112
3,4	Freddie Mac Non Gold Pool	5.756%	9/1/37	430	459
3,4	Freddie Mac Non Gold Pool	5.780%	10/1/37	5	5
3,4	Freddie Mac Non Gold Pool	5.867%	5/1/37	379	399
4	Ginnie Mae II Pool	2.000%	12/20/42–6/20/43	3,224	3,337
4,6	Ginnie Mae II Pool	2.500%	10/20/39–1/20/42	4,061	4,237
4,6	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	2,862	3,017
4	Ginnie Mae II Pool	3.500%	1/20/41–12/20/43	3,500	3,710
4,6	Ginnie Mae II Pool	4.000%	10/20/38–10/20/41	1,332	1,407
4	Ginnie Mae II Pool	5.000%	7/20/38	20	21
					56,618
Total U.S. Government and Agency Obligations (Cost $5,748,129)					5,825,415
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
4	AEP Texas Central Transition Funding II LLC 2006-A	5.170%	1/1/18	207	226
4	Ally Auto Receivables Trust 2011-2	1.980%	4/15/16	213	215
4	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	338	339
4	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	365	363
4	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	150	150
4	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	100	100
4	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	300	301
4	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	150	151
4	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	275	274
4	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	175	174
4	AmeriCredit Automobile Receivables Trust 2012-1	1.230%	9/8/16	35	35
4	AmeriCredit Automobile Receivables Trust 2013-1	0.610%	10/10/17	108	108
4	AmeriCredit Automobile Receivables Trust 2013-2	0.650%	12/8/17	74	74
4	AmeriCredit Automobile Receivables Trust 2013-3	0.920%	4/9/18	203	203
4	AmeriCredit Automobile Receivables Trust 2013-4	0.960%	4/9/18	80	80
4	AmeriCredit Automobile Receivables Trust 2014-1	0.900%	2/8/19	75	75

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	AmeriCredit Automobile Receivables Trust 2014-1	1.680%	7/8/19	50	50
4	AmeriCredit Automobile Receivables Trust 2014-2	0.940%	2/8/19	150	150
4	Banc of America Commercial Mortgage Trust 2005-1	5.348%	11/10/42	113	114
4	Banc of America Commercial Mortgage Trust 2005-2	4.857%	7/10/43	157	160
4	Banc of America Commercial Mortgage Trust 2005-5	5.115%	10/10/45	779	809
4	Banc of America Commercial Mortgage Trust 2005-6	5.350%	9/10/47	245	259
4	Banc of America Commercial Mortgage Trust 2005-6	5.350%	9/10/47	260	272
4	Banc of America Commercial Mortgage Trust 2006-1	5.372%	9/10/45	763	809
4	Banc of America Commercial Mortgage Trust 2006-1	5.421%	9/10/45	50	54
4	Banc of America Commercial Mortgage Trust 2006-2	5.919%	5/10/45	945	1,017
4	Banc of America Commercial Mortgage Trust 2006-2	5.954%	5/10/45	160	169
4	Banc of America Commercial Mortgage Trust 2006-4	5.634%	7/10/46	1,729	1,863
4	Banc of America Commercial Mortgage Trust 2006-5	5.414%	9/10/47	905	969
4	Banc of America Commercial Mortgage Trust 2006-5	5.448%	9/10/47	200	215
4	Banc of America Commercial Mortgage Trust 2008-1	6.418%	2/10/51	1,400	1,591
4	Bear Stearns Commercial Mortgage Securities Trust
	2004-PWR6	4.825%	11/11/41	138	139
4	Bear Stearns Commercial Mortgage Securities Trust
	2004-PWR6	4.868%	11/11/41	100	101
4	Bear Stearns Commercial Mortgage Securities Trust
	2005-PWR10	5.405%	12/11/40	1,330	1,394
4	Bear Stearns Commercial Mortgage Securities Trust
	2005-PWR8	4.750%	6/11/41	200	204
4	Bear Stearns Commercial Mortgage Securities Trust
	2005-TOP18	4.933%	2/13/42	304	310
4	Bear Stearns Commercial Mortgage Securities Trust
	2005-TOP20	5.288%	10/12/42	400	419
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR11	5.605%	3/11/39	585	622
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR12	5.937%	9/11/38	275	299
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-PWR13	5.582%	9/11/41	160	174
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-TOP22	5.757%	4/12/38	555	593
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-TOP22	5.757%	4/12/38	250	269
4	Bear Stearns Commercial Mortgage Securities Trust
	2006-TOP24	5.568%	10/12/41	425	461
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR16	5.846%	6/11/40	101	103
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR16	5.898%	6/11/40	535	595
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR17	5.694%	6/11/50	770	857
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR17	5.915%	6/11/50	735	822
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-PWR18	5.700%	6/11/50	1,050	1,170
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.471%	1/12/45	323	358
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	335	360
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP28	5.742%	9/11/42	1,945	2,191
4	Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	215	215
4	Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	230	231
4	Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	228	230
4	Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	135	136
4	Capital Auto Receivables Asset Trust 2013-4	1.090%	3/20/18	450	451
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	300	301
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	300	300
4	Capital Auto Receivables Asset Trust 2014-1	1.320%	6/20/18	495	497
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	125	126

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	95	96
4	Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	200	199
4	Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	100	100
4	Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	75	75
4	Capital One Multi-asset Execution Trust 2006-A3	5.050%	12/17/18	3,500	3,742
4	Capital One Multi-asset Execution Trust 2007-A7	5.750%	7/15/20	550	623
4	Capital One Multi-Asset Execution Trust 2014-A2	1.260%	1/15/20	150	151
4	CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	145	145
4	CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	234	234
4	Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	97	96
4	Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	270	271
4	Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	140	142
4	Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	125	124
4	Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	50	50
4	Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	180	180
4	Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	120	120
4	Carmax Auto Owner Trust 2014-2	0.980%	1/15/19	225	225
4	Carmax Auto Owner Trust 2014-2	1.610%	10/15/19	125	125
4	CD 2005-CD1 Commercial Mortgage Trust	5.401%	7/15/44	300	315
4	CD 2005-CD1 Commercial Mortgage Trust	5.401%	7/15/44	577	602
4	CD 2006-CD3 Mortgage Trust	5.617%	10/15/48	1,810	1,942
4	CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	425	465
4	CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	2,440	2,653
4	CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	1,753	1,943
4	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.170%	8/1/19	137	146
4	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	81	93
4	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	800	805
4	Chase Issuance Trust 2006-A2	5.160%	4/16/18	1,030	1,104
4	Chase Issuance Trust 2012-A3	0.790%	6/15/17	635	635
4	Chase Issuance Trust 2012-A5	0.590%	8/15/17	361	360
4	Chase Issuance Trust 2012-A7	2.160%	9/16/24	1,314	1,254
4	Chase Issuance Trust 2013-A8	1.010%	10/15/18	775	774
4	Chase Issuance Trust 2014-A1	1.150%	1/15/19	2,000	2,006
4	Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	913
4	Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	611	632
4	Citibank Credit Card Issuance Trust 2005-A2	4.850%	3/10/17	300	309
4	Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	803	851
4	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	550	623
4	Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	1,048	1,184
4	Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	350	350
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	2,350	2,404
4	Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	875	878
4	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	750	754
4	Citigroup Commercial Mortgage Trust 2005-C3	4.830%	5/15/43	1,085	1,118
4	Citigroup Commercial Mortgage Trust 2006-C4	5.975%	3/15/49	1,059	1,130
4	Citigroup Commercial Mortgage Trust 2006-C4	5.975%	3/15/49	500	536
4	Citigroup Commercial Mortgage Trust 2006-C5	5.431%	10/15/49	600	651
4	Citigroup Commercial Mortgage Trust 2006-C5	5.462%	10/15/49	230	250
4	Citigroup Commercial Mortgage Trust 2007-C6	5.898%	12/10/49	1,141	1,265
4	Citigroup Commercial Mortgage Trust 2008-C7	6.341%	12/10/49	1,343	1,506
4	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	600	598
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	100	99
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	100	100
4	Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	225	236
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	225	245
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	350	381
4	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	75	79
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	275	294
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	100	107
4	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	100	109
4	Citigroup Commercial Mortgage Trust 2014-GC19	2.790%	3/10/47	129	133
4	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	75	78
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	125	133
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	125	133

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	200	209
4	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	150	155
4	COBALT CMBS Commercial Mortgage Trust 2007-C2	5.484%	4/15/47	1,202	1,313
4	COBALT CMBS Commercial Mortgage Trust 2007-C3	5.965%	5/15/46	908	1,013
4	COMM 2005-C6 Mortgage Trust	5.116%	6/10/44	1,128	1,167
4	COMM 2006-C7 Mortgage Trust	5.945%	6/10/46	993	1,068
4	COMM 2006-C7 Mortgage Trust	5.970%	6/10/46	200	215
4	COMM 2007-C9 Mortgage Trust	5.988%	12/10/49	900	1,006
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	145
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	195
4,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	230
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	343
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	200	208
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	200	211
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	260	275
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	330	355
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	200	219
4	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	69	69
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	125	130
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	131
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	182
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	133
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	79
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	53
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/18	64	65
4	COMM 2013-CCRE13 Mortgage Trust	3.039%	12/10/18	75	78
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	10/10/23	50	53
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	450	482
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	12/10/23	150	161
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	183
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	150	151
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	231
4	COMM 2013-CCRE9 Mortgage Trust	4.378%	7/10/45	365	395
4	COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	160	172
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	230	239
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	247
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	273
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	152
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	350	366
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	296
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	350
4	COMM 2014-CCRE14 Mortgage Trust	4.760%	2/10/47	175	188
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	327	340
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	118
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	223
4	COMM 2014-CCRE15 Mortgage Trust	4.871%	2/10/47	105	113
4	COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	225	234
4	COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	100	104
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	175	184
4	COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	100	104
4	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	175	180
4	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	125	129
4	COMM 2014-CR18 Mortgage Trust	4.103%	7/15/47	150	155
4	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	129
4	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	345
4	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	90	93
4	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	81
4	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	213
4	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	60
	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	38
4	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	129
4	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	363
4	Commercial Mortgage Trust 2005-GG3	4.799%	8/10/42	1,775	1,791
4	Commercial Mortgage Trust 2005-GG3	4.859%	8/10/42	225	229

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	1,788	1,854
4	Commercial Mortgage Trust 2005-GG5	5.277%	4/10/37	275	290
4	Commercial Mortgage Trust 2006-GG7	6.015%	7/10/38	277	298
4	Commercial Mortgage Trust 2007-GG9	5.475%	3/10/39	75	81
4,7	Commercial Mortgages Lease-Backed Certificates
	Series 2001-CMLB-1	6.746%	6/20/31	243	251
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.609%	2/15/39	695	736
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.643%	2/15/39	240	254
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C1	5.643%	2/15/39	400	428
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	5.982%	6/15/38	225	244
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C3	5.982%	6/15/38	1,469	1,572
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C4	5.509%	9/15/39	175	189
4	Credit Suisse Commercial Mortgage Trust Series 2006-
	C5	5.311%	12/15/39	460	495
4	Credit Suisse Commercial Mortgage Trust Series 2007-
	C1	5.383%	2/15/40	593	644
4	Credit Suisse Commercial Mortgage Trust Series 2007-
	C3	5.866%	6/15/39	479	525
4	CSFB Commercial Mortgage Trust 2005-C1	5.014%	2/15/38	780	789
4	CSFB Commercial Mortgage Trust 2005-C1	5.075%	2/15/38	218	222
4	CSFB Commercial Mortgage Trust 2005-C4	5.190%	8/15/38	150	155
4	CSFB Commercial Mortgage Trust 2005-C5	5.100%	8/15/38	80	84
4	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	160	166
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	860	972
4	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	550	552
3,4	Fannie Mae-Aces 2012-M9	1.553%	4/25/22	131	130
3,4	Fannie Mae-Aces 2013-M12	2.463%	3/25/23	1,055	1,039
3,4	Fannie Mae-Aces 2013-M14	2.608%	4/25/23	1,294	1,286
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	1,275	1,320
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	450	434
3,4	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	1,721	1,759
3,4	Fannie Mae-Aces 2014-M1	3.506%	7/25/23	1,675	1,737
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	1,116	1,170
3,4	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	519	529
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	450	471
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	655
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,025	1,040
3,4	Fannie Mae-Aces 2014-M7	3.356%	6/25/24	1,300	1,349
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	1,136	1,201
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	400	436
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	1,300	1,334
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	225	220
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	250	247
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	875	869
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	875	871
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	450	464
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	1,250	1,308
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	1,212	1,259

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	1,250	1,301
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,260	1,301
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	217	228
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	1,260	1,315
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	325	332
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	1,133	1,201
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	1,400	1,476
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	1,050	1,111
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	425	437
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	1,075	1,124
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	700	740
3,4	FHLMC Multifamily Structured Pass Through
	Certificates_K006-A1	3.398%	7/25/19	754	797
3,4	FHLMC Multifamily Structured Pass Through
	Certificates_K007-A1	3.342%	12/25/19	546	575
3,4	FHLMC Multifamily Structured Pass Through
	Certificates_K009-A1	2.757%	5/25/20	1,006	1,048
3,4	FHLMC Multifamily Structured Pass Through
	Certificates_K708-A1	1.670%	10/25/18	304	308
3,4	FHLMC Multifamily Structured Pass Through
	Certificates_K711-A1	1.321%	12/25/18	1,099	1,107
3,4	FHLMC Multifamily Structures Pass Through
	Certificates_FHMS-K715	2.856%	1/25/21	475	492
4	Fifth Third Auto 2014-1	0.680%	4/16/18	275	274
4	Fifth Third Auto 2014-1	1.140%	10/15/20	175	175
4	Fifth Third Auto 2014-2	0.890%	11/15/18	175	175
4	Fifth Third Auto 2014-2	1.380%	12/15/20	100	100
4	Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	175	175
4	Ford Credit Auto Lease Trust 2014-A	0.900%	6/15/17	75	75
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	125	126
4	Ford Credit Auto Owner Trust 2011-A	1.650%	5/15/16	47	48
4	Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	400	403
4	Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	53	53
4	Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	289	289
4	Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	330	330
4	Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	170	169
4	Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	249	249
4	Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	83	84
4	Ford Credit Auto Owner Trust 2013-D	0.670%	4/15/18	500	498
4	Ford Credit Auto Owner Trust 2013-D	1.110%	2/15/19	100	100
4	Ford Credit Auto Owner Trust 2014-A	0.790%	5/15/18	500	500
4	Ford Credit Auto Owner Trust 2014-A	1.290%	4/15/19	100	101
4	Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	375	376
4	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	75	75
4	Ford Credit Floorplan Master Owner Trust A Series
	2013-5	1.500%	9/15/18	350	354
4	Ford Credit Floorplan Master Owner Trust A Series
	2014-1	1.200%	2/15/19	450	452
4	GE Capital Credit Card Master Note Trust Series 2012-7	1.760%	9/15/22	409	401
4	GE Commercial Mortgage Corp. Series 2005-C3 Trust	4.974%	7/10/45	315	328
4	GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.456%	3/10/44	325	351
4	GE Commercial Mortgage Corp. Series 2006-C1 Trust	5.456%	3/10/44	935	989
4	GE Commercial Mortgage Corp. Series 2007-C1 Trust	5.543%	12/10/49	850	931

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	GMAC Commercial Mortgage Securities Inc. Series
	2004-C3 Trust	4.864%	12/10/41	1,275	1,286
4	GMAC Commercial Mortgage Securities Inc. Series
	2005-C1 Trust	4.754%	5/10/43	275	284
4	GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	5	5
4	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	1,445	1,528
4	GS Mortgage Securities Trust 2006-GG6	5.622%	4/10/38	250	266
4	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	153
4	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	750	777
4	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	440	453
4	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	325	317
4	GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	246	242
4	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	92	91
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	273
	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	117
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	191	199
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	135	144
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	730
4	GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	210	219
4	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	106
4	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	135
4	GS Mortgage Securities Trust 2014-GC18	1.298%	1/10/47	471	472
4	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	825	883
4	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	291
4	GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	175	181
4	GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	150	156
4	Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	325	325
4	Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	359	359
4	Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	287	285
4	Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	111	111
4	Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	111	111
4	Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	150	149
4	Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	150	150
4	Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	270	269
4	Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	135	135
4	Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	200	200
4	Honda Auto Receivables 2014-2 Owner Trust	1.180%	5/18/20	100	100
4	Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	200	199
4	Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	185	185
4	Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	308	308
4	Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	325	325
4	Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	175	175
4	Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	190	190
4	Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	320	323
4	Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	201	201
4	Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	350	350
4	Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	90	90
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2004-CIBC10	4.654%	1/12/37	35	35
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-CIBC11	5.567%	8/12/37	144	148
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-CIBC13	5.461%	1/12/43	125	132
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP2	4.780%	7/15/42	346	357
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP4	4.918%	10/15/42	936	974
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP5	5.405%	12/15/44	438	460
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP5	5.447%	12/15/44	175	187
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2005-LDP5	5.526%	12/15/44	70	74

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-CIBC14	5.624%	12/12/44	150	160
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-CIBC16	5.593%	5/12/45	569	616
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP6	5.475%	4/15/43	336	358
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP7	6.057%	4/15/45	180	198
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP7	6.057%	4/15/45	1,770	1,908
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2006-LDP8	5.440%	5/15/45	225	244
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-CIBC18	5.440%	6/12/47	867	946
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-CIBC20	5.794%	2/12/51	1,515	1,691
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-CIBC20	6.082%	2/12/51	295	332
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-LDP11	5.991%	6/15/49	575	632
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2007-LDP12	5.882%	2/15/51	1,675	1,854
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C6	3.507%	5/15/45	550	569
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C8	2.829%	10/15/45	1,735	1,712
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-CIBX	3.483%	6/15/45	433	450
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.143%	12/15/47	146	146
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.372%	12/15/47	109	109
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.674%	12/15/46	150	158
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.881%	12/15/46	200	210
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.166%	12/15/46	300	321
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.517%	12/15/46	150	162
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	5.111%	12/15/46	150	164
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-LC11	2.960%	4/15/46	173	170
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	2.872%	7/15/47	175	181
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	3.805%	7/15/47	75	78
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	3.664%	7/15/45	122	126
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	4.162%	7/15/45	81	85
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	3.761%	8/15/46	240	255
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.133%	8/15/46	790	845
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.409%	8/15/46	220	236
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	1.233%	11/15/45	139	139
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	2.977%	11/15/45	680	708
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	3.659%	11/15/45	65	69

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.131%	11/15/45	435	465
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.420%	11/15/45	275	294
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.003%	1/15/47	250	260
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.705%	1/15/47	188	198
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.199%	1/15/47	625	670
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.458%	1/15/47	125	134
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	5.050%	1/15/47	188	202
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.079%	2/15/47	474	503
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.439%	2/15/47	93	100
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.969%	2/15/47	113	123
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.046%	4/15/47	175	182
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.669%	4/15/47	225	236
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.997%	4/15/47	225	237
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	4.243%	4/15/47	175	184
4	LB-UBS Commercial Mortgage Trust 2004-C7	4.786%	10/15/29	219	220
4	LB-UBS Commercial Mortgage Trust 2005-C1	4.742%	2/15/30	458	464
4	LB-UBS Commercial Mortgage Trust 2005-C2	5.150%	4/15/30	665	682
4	LB-UBS Commercial Mortgage Trust 2005-C5	5.057%	9/15/40	75	78
4	LB-UBS Commercial Mortgage Trust 2005-C7	5.197%	11/15/30	2,310	2,398
4	LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	303	322
4	LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	2,186	2,330
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	965	1,051
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	250	271
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	300	327
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	180	195
4	LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	750	819
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	1,155	1,261
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	856	964
4	LB-UBS Commercial Mortgage Trust 2008-C1	6.320%	4/15/41	1,225	1,391
4	LB-UBS Commercial Mortgage Trust 2008-C1	6.320%	4/15/41	260	296
4	Mercedes-Benz Auto Lease Trust 2013-B	0.760%	7/15/19	100	99
4	Mercedes-Benz Auto Lease Trust 2014-A	0.900%	12/16/19	300	300
4	Mercedes-Benz Auto Receivables Trust 2013-1	0.780%	8/15/17	83	84
4	Mercedes-Benz Auto Receivables Trust 2013-1	1.130%	11/15/19	83	83
4	Merrill Lynch Mortgage Trust 2005-CIP1	5.107%	7/12/38	140	146
4	Merrill Lynch Mortgage Trust 2005-LC1	5.291%	1/12/44	1,811	1,923
4	Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	1,010	1,035
4	Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	1,735	1,863
4	Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	100	108
4	Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	245	267
4	Merrill Lynch Mortgage Trust 2007-C1	6.033%	6/12/50	1,795	1,993
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	1,321	1,479
4	ML-CFC Commercial Mortgage Trust 2006-2	6.066%	6/12/46	897	970
4	ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	160	173
4	ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	275	300
4	ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	1,658	1,792
4	ML-CFC Commercial Mortgage Trust 2007-9	5.590%	9/12/49	43	43
4	ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	517	578
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C5	3.176%	8/15/45	175	176

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C10	4.218%	7/15/46	2,000	2,131
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.365%	8/15/46	240	259
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.565%	8/15/46	120	129
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	3.001%	10/15/46	320	333
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	4.259%	10/15/46	320	346
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	2.936%	11/15/46	150	156
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.039%	11/15/46	300	317
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.907%	11/15/46	150	162
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	2.918%	2/15/46	179	176
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	3.214%	2/15/46	36	36
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.134%	12/15/48	225	224
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.376%	12/15/48	100	100
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.102%	5/15/46	150	149
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.456%	5/15/46	125	125
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	1.250%	2/15/47	144	144
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	2.916%	2/15/47	175	181
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	3.669%	2/15/47	375	395
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.064%	2/15/47	375	397
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.806%	2/15/47	150	160
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	2.849%	6/15/47	75	77
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.477%	6/15/47	75	77
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.892%	6/15/47	325	338
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	4.326%	6/15/47	125	130
4	Morgan Stanley Capital I Trust 2004-HQ4	4.970%	4/14/40	257	258
4	Morgan Stanley Capital I Trust 2004-TOP15	5.270%	6/13/41	26	26
4	Morgan Stanley Capital I Trust 2005-HQ5	5.168%	1/14/42	267	271
4	Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	1,715	1,763
4	Morgan Stanley Capital I Trust 2005-HQ6	5.073%	8/13/42	180	186
4	Morgan Stanley Capital I Trust 2005-HQ7	5.376%	11/14/42	881	920
4	Morgan Stanley Capital I Trust 2005-IQ10	5.230%	9/15/42	1,235	1,282
4	Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	170	173
4	Morgan Stanley Capital I Trust 2005-TOP17	4.780%	12/13/41	181	184
4	Morgan Stanley Capital I Trust 2005-TOP17	4.840%	12/13/41	65	66
4	Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	430	441
4	Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	1,864	2,029
4	Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	375	408
4	Morgan Stanley Capital I Trust 2006-HQ8	5.598%	3/12/44	1,036	1,089
4	Morgan Stanley Capital I Trust 2006-HQ8	5.647%	3/12/44	375	401
4	Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	250	273
4	Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	225	241
4	Morgan Stanley Capital I Trust 2006-IQ11	5.829%	10/15/42	722	764

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Morgan Stanley Capital I Trust 2006-IQ11	5.833%	10/15/42	30	32
4	Morgan Stanley Capital I Trust 2006-IQ11	5.833%	10/15/42	200	211
4	Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	655	714
4	Morgan Stanley Capital I Trust 2006-TOP21	5.204%	10/12/52	550	587
4	Morgan Stanley Capital I Trust 2006-TOP23	5.984%	8/12/41	110	120
4	Morgan Stanley Capital I Trust 2007-IQ14	5.654%	4/15/49	45	46
4	Morgan Stanley Capital I Trust 2007-IQ14	5.692%	4/15/49	1,385	1,532
4	Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	1,466	1,644
4	Morgan Stanley Capital I Trust 2007-IQ16	6.294%	12/12/49	225	253
4	Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	340	371
4	Morgan Stanley Capital I Trust 2007-TOP27	5.831%	6/11/42	1,195	1,333
4	Morgan Stanley Capital I Trust 2007-TOP27	5.831%	6/11/42	300	335
4	Morgan Stanley Capital I Trust 2008-TOP29	6.454%	1/11/43	635	735
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	665
4	Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	295	293
4	Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	322	322
4	Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	675	674
4	Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	165	165
4	Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	120	121
4	Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	300	299
4	Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	225	226
4	Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	175	175
4	Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	200	201
7	NRAM Covered Bond LLP	5.625%	6/22/17	500	559
4	PSE&G Transition Funding LLC Series 2001-1	6.890%	12/15/17	2,500	2,632
7	Royal Bank of Canada	3.125%	4/14/15	425	434
4	Royal Bank of Canada	0.625%	12/5/16	500	501
4	Royal Bank of Canada	1.200%	9/19/18	850	848
4	Royal Bank of Canada	2.000%	10/1/19	2,000	2,022
4	Santander Drive Auto Receivables Trust 2013-1	0.620%	6/15/17	263	263
4	Santander Drive Auto Receivables Trust 2013-2	0.700%	9/15/17	364	364
4	Santander Drive Auto Receivables Trust 2013-3	0.700%	10/16/17	195	195
4	Santander Drive Auto Receivables Trust 2013-4	1.110%	12/15/17	150	151
4	Santander Drive Auto Receivables Trust 2013-4	0.870%	1/16/18	300	300
4	Santander Drive Auto Receivables Trust 2013-4	1.590%	10/15/18	300	301
4	Santander Drive Auto Receivables Trust 2014-2	0.800%	4/16/18	100	99
4	Santander Drive Auto Receivables Trust 2014-3	0.810%	7/16/18	75	75
4	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.565%	8/15/39	160	168
4	Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	633	636
4	Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	70	70
4	Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	145	145
4	Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	325	324
4	Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	100	100
4	Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	100	100
4	Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	100	100
4	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	290	291
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	175	176
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	75	75
4	USAA Auto Owner Trust 2014-1	0.580%	12/15/17	150	149
4	USAA Auto Owner Trust 2014-1	0.940%	5/15/19	75	75
4	Volkswagen Auto Lease Trust	0.800%	4/20/17	120	120
4	Volkswagen Auto Lease Trust	0.990%	7/20/18	120	120
4	Volkswagen Auto Loan Enhanced Trust 2012-1	1.150%	7/20/18	724	727
4	Volkswagen Auto Loan Enhanced Trust 2013-2	0.700%	4/20/18	150	149
4	Volkswagen Auto Loan Enhanced Trust 2013-2	1.160%	3/20/20	75	74
4	Volkswagen Auto Loan Enhanced Trust 2014-1	0.910%	10/22/18	250	250
4	Volkswagen Auto Loan Enhanced Trust 2014-1	1.450%	9/21/20	225	225
4	Wachovia Bank Commercial Mortgage Trust Series
	2004-C15	4.803%	10/15/41	1,032	1,039
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C17	5.083%	3/15/42	389	396
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C17	5.224%	3/15/42	125	128

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C19	4.699%	5/15/44	993	1,023
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C19	4.750%	5/15/44	65	68
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C19	4.793%	5/15/44	150	155
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C20	5.118%	7/15/42	672	697
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21	5.414%	10/15/44	60	63
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C21	5.414%	10/15/44	865	902
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C22	5.455%	12/15/44	1,550	1,629
4	Wachovia Bank Commercial Mortgage Trust Series
	2005-C22	5.505%	12/15/44	50	53
4	Wachovia Bank Commercial Mortgage Trust Series
	2006-C25	5.904%	5/15/43	750	800
4	Wachovia Bank Commercial Mortgage Trust Series
	2006-C26	6.170%	6/15/45	121	132
4	Wachovia Bank Commercial Mortgage Trust Series
	2006-C27	5.765%	7/15/45	786	838
4	Wachovia Bank Commercial Mortgage Trust Series
	2006-C29	5.339%	11/15/48	375	409
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	225	223
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	125	129
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	100	103
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	300	312
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	50	52
4	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	450	467
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	300	309
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	250	264
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	175	175
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	365	360
4	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	251	249
4	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	109	109
4	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	52	53
4	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	222	219
4	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	44	44
4	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	400	404
4	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	200	199
4	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	160	169
4	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	650	697
4	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	160	170
4	WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	290	305
4	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	180	193
4	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	180	196
4	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	290	316
4	WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	100	104
4	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	100	105
4	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	100	106
4	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	100	105
4	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	100	107
4	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	100	104
4	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	200	210
4	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,436	1,537
4	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	50	53
4	WFRBS Commercial Mortgage Trust 2013-C18	4.830%	12/15/46	75	81
4	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	250	260
4	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	150	157
4	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	175	186
4	WFRBS Commercial Mortgage Trust 2013-UBS1	4.788%	3/15/46	50	54
4	WFRBS Commercial Mortgage Trust 2014-C19	1.233%	3/15/47	72	72
4	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	50	52

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	75	79
4	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	175	186
4	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	50	53
4	WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	100	104
4	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	100	104
4	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	125	132
4	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	125	131
4	WFRBS Commercial Mortgage Trust 2014-LC14	1.193%	3/15/47	227	227
4	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	120	124
4	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	300	312
4	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	725	769
4	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	300	319
4	World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	200	200
4	World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	150	149
4	World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	75	75
4	World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	200	200
4	World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	200	200
4	World Omni Automobile Lease Securitization Trust
	2013-A	1.100%	12/15/16	210	211
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $252,452)					263,137
Corporate Bonds (10.3%)
Finance (3.3%)
	Banking (2.1%)
	Abbey National Treasury Services plc	4.000%	4/27/16	665	703
	Abbey National Treasury Services plc	1.375%	3/13/17	800	803
	Abbey National Treasury Services plc	3.050%	8/23/18	525	548
	Abbey National Treasury Services plc	4.000%	3/13/24	700	724
	American Express Bank FSB	6.000%	9/13/17	225	257
	American Express Centurion Bank	5.950%	6/12/17	75	85
	American Express Centurion Bank	6.000%	9/13/17	1,750	2,001
	American Express Co.	5.500%	9/12/16	350	384
	American Express Co.	6.150%	8/28/17	535	612
	American Express Co.	7.000%	3/19/18	2,200	2,617
	American Express Co.	2.650%	12/2/22	1,472	1,434
	American Express Co.	4.050%	12/3/42	121	116
4	American Express Co.	6.800%	9/1/66	450	494
	American Express Credit Corp.	2.750%	9/15/15	985	1,011
	American Express Credit Corp.	1.300%	7/29/16	275	277
	American Express Credit Corp.	2.800%	9/19/16	425	442
	American Express Credit Corp.	2.375%	3/24/17	825	853
	American Express Credit Corp.	1.125%	6/5/17	700	700
	American Express Credit Corp.	2.125%	7/27/18	550	559
	American Express Credit Corp.	2.125%	3/18/19	2,200	2,210
	Associates Corp. of North America	6.950%	11/1/18	500	596
	Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	475	477
	Australia & New Zealand Banking Group Ltd.	1.250%	6/13/17	150	150
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	250	254
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	1,650	1,629
	Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	300	301
	Bancolombia SA	4.250%	1/12/16	1,125	1,176
	Bank of America Corp.	4.500%	4/1/15	1,180	1,215
	Bank of America Corp.	3.700%	9/1/15	1,030	1,065
	Bank of America Corp.	1.500%	10/9/15	900	908
	Bank of America Corp.	5.250%	12/1/15	275	290
	Bank of America Corp.	1.250%	1/11/16	700	705
	Bank of America Corp.	3.625%	3/17/16	275	287
	Bank of America Corp.	3.750%	7/12/16	1,030	1,083
	Bank of America Corp.	6.500%	8/1/16	1,370	1,518
	Bank of America Corp.	5.750%	8/15/16	275	300
	Bank of America Corp.	7.800%	9/15/16	300	341
	Bank of America Corp.	5.625%	10/14/16	1,525	1,673
	Bank of America Corp.	1.350%	11/21/16	400	401

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	5.420%	3/15/17	775	852
Bank of America Corp.	3.875%	3/22/17	1,750	1,864
Bank of America Corp.	6.000%	9/1/17	250	282
Bank of America Corp.	5.750%	12/1/17	895	1,010
Bank of America Corp.	2.000%	1/11/18	2,650	2,667
Bank of America Corp.	5.650%	5/1/18	6,450	7,308
Bank of America Corp.	2.600%	1/15/19	5,900	5,969
Bank of America Corp.	5.490%	3/15/19	200	225
Bank of America Corp.	2.650%	4/1/19	2,450	2,483
Bank of America Corp.	7.625%	6/1/19	605	747
Bank of America Corp.	5.625%	7/1/20	1,460	1,680
Bank of America Corp.	5.875%	1/5/21	145	169
Bank of America Corp.	5.000%	5/13/21	205	229
Bank of America Corp.	5.700%	1/24/22	500	578
Bank of America Corp.	3.300%	1/11/23	2,400	2,363
Bank of America Corp.	4.125%	1/22/24	1,400	1,439
Bank of America Corp.	4.000%	4/1/24	1,350	1,379
Bank of America Corp.	6.110%	1/29/37	535	616
Bank of America Corp.	5.875%	2/7/42	1,150	1,359
Bank of America Corp.	5.000%	1/21/44	2,200	2,330
Bank of America Corp.	4.875%	4/1/44	550	570
Bank of America NA	1.125%	11/14/16	825	825
Bank of America NA	5.300%	3/15/17	1,675	1,842
Bank of America NA	6.100%	6/15/17	350	394
Bank of America NA	6.000%	10/15/36	350	424
Bank of Montreal	0.800%	11/6/15	425	427
Bank of Montreal	1.300%	7/15/16	700	708
Bank of Montreal	2.500%	1/11/17	1,425	1,483
Bank of Montreal	1.450%	4/9/18	500	496
Bank of Montreal	2.375%	1/25/19	575	586
Bank of Montreal	2.550%	11/6/22	450	435
Bank of New York Mellon Corp.	0.700%	10/23/15	200	201
Bank of New York Mellon Corp.	2.500%	1/15/16	450	463
Bank of New York Mellon Corp.	2.300%	7/28/16	486	501
Bank of New York Mellon Corp.	2.400%	1/17/17	1,850	1,915
Bank of New York Mellon Corp.	1.969%	6/20/17	200	204
Bank of New York Mellon Corp.	1.300%	1/25/18	1,100	1,094
Bank of New York Mellon Corp.	2.100%	1/15/19	325	327
Bank of New York Mellon Corp.	2.200%	3/4/19	225	227
Bank of New York Mellon Corp.	5.450%	5/15/19	350	402
Bank of New York Mellon Corp.	4.600%	1/15/20	400	447
Bank of New York Mellon Corp.	3.550%	9/23/21	625	655
Bank of New York Mellon Corp.	3.650%	2/4/24	150	155
Bank of Nova Scotia	2.050%	10/7/15	125	127
Bank of Nova Scotia	0.750%	10/9/15	1,450	1,455
Bank of Nova Scotia	2.900%	3/29/16	105	109
Bank of Nova Scotia	1.375%	7/15/16	1,275	1,291
Bank of Nova Scotia	1.100%	12/13/16	1,100	1,103
Bank of Nova Scotia	2.550%	1/12/17	875	907
Bank of Nova Scotia	1.375%	12/18/17	275	275
Bank of Nova Scotia	1.450%	4/25/18	1,625	1,610
Bank of Nova Scotia	2.050%	10/30/18	450	453
Bank of Nova Scotia	2.050%	6/5/19	550	548
Bank of Nova Scotia	4.375%	1/13/21	105	117
Barclays Bank plc	5.000%	9/22/16	385	420
Barclays Bank plc	6.750%	5/22/19	1,385	1,670
Barclays Bank plc	5.125%	1/8/20	1,260	1,421
Barclays Bank plc	5.140%	10/14/20	105	115
Barclays Bank plc	3.750%	5/15/24	1,300	1,307
BB&T Corp.	5.200%	12/23/15	205	218
BB&T Corp.	3.200%	3/15/16	185	192
BB&T Corp.	3.950%	4/29/16	1,250	1,323
BB&T Corp.	2.150%	3/22/17	450	460
BB&T Corp.	1.450%	1/12/18	550	546

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014
	BB&T Corp.	2.050%	6/19/18	350	353

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BB&T Corp.	2.250%	2/1/19	200	202
	BB&T Corp.	6.850%	4/30/19	1,250	1,521
	BBVA US Senior SAU	4.664%	10/9/15	1,225	1,280
	Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,043
	Bear Stearns Cos. LLC	6.400%	10/2/17	1,300	1,497
	Bear Stearns Cos. LLC	7.250%	2/1/18	1,085	1,288
	BNP Paribas SA	3.600%	2/23/16	855	891
	BNP Paribas SA	1.250%	12/12/16	1,650	1,652
	BNP Paribas SA	2.375%	9/14/17	775	793
	BNP Paribas SA	2.700%	8/20/18	150	153
	BNP Paribas SA	2.400%	12/12/18	875	883
	BNP Paribas SA	2.450%	3/17/19	1,200	1,209
	BNP Paribas SA	5.000%	1/15/21	2,810	3,126
	BNP Paribas SA	3.250%	3/3/23	675	666
	BPCE SA	1.625%	2/10/17	750	757
	BPCE SA	2.500%	12/10/18	650	660
	BPCE SA	4.000%	4/15/24	1,200	1,224
	Branch Banking & Trust Co.	5.625%	9/15/16	350	384
	Branch Banking & Trust Co.	1.450%	10/3/16	200	202
	Branch Banking & Trust Co.	1.050%	12/1/16	1,475	1,478
	Canadian Imperial Bank of Commerce	0.900%	10/1/15	350	352
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	95	98
	Canadian Imperial Bank of Commerce	1.350%	7/18/16	850	861
	Capital One Bank USA NA	1.150%	11/21/16	250	251
	Capital One Bank USA NA	1.300%	6/5/17	550	550
	Capital One Bank USA NA	2.150%	11/21/18	300	302
	Capital One Bank USA NA	2.300%	6/5/19	900	903
	Capital One Bank USA NA	8.800%	7/15/19	625	808
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,127
	Capital One Financial Corp.	3.150%	7/15/16	805	840
	Capital One Financial Corp.	6.150%	9/1/16	175	194
	Capital One Financial Corp.	5.250%	2/21/17	50	55
	Capital One Financial Corp.	6.750%	9/15/17	130	151
	Capital One Financial Corp.	2.450%	4/24/19	1,800	1,814
	Capital One Financial Corp.	4.750%	7/15/21	280	311
	Capital One Financial Corp.	3.500%	6/15/23	82	82
	Capital One Financial Corp.	3.750%	4/24/24	1,000	1,011
	Capital One NA	1.500%	3/22/18	600	594
4,7	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	2,034
	Citigroup Inc.	4.587%	12/15/15	810	854
	Citigroup Inc.	5.300%	1/7/16	275	293
	Citigroup Inc.	1.250%	1/15/16	1,500	1,509
	Citigroup Inc.	3.953%	6/15/16	435	459
	Citigroup Inc.	5.850%	8/2/16	185	203
	Citigroup Inc.	1.300%	11/15/16	3,600	3,606
	Citigroup Inc.	4.450%	1/10/17	1,800	1,940
	Citigroup Inc.	5.500%	2/15/17	115	126
	Citigroup Inc.	6.125%	11/21/17	3,490	3,987
	Citigroup Inc.	6.125%	5/15/18	3,526	4,063
	Citigroup Inc.	2.500%	9/26/18	1,825	1,852
	Citigroup Inc.	2.550%	4/8/19	275	277
	Citigroup Inc.	8.500%	5/22/19	2,525	3,231
	Citigroup Inc.	5.375%	8/9/20	1,195	1,369
	Citigroup Inc.	4.050%	7/30/22	125	128
	Citigroup Inc.	3.500%	5/15/23	475	463
	Citigroup Inc.	3.875%	10/25/23	1,000	1,020
	Citigroup Inc.	3.750%	6/16/24	725	727
	Citigroup Inc.	5.500%	9/13/25	1,125	1,254
	Citigroup Inc.	6.625%	1/15/28	800	987
	Citigroup Inc.	5.875%	2/22/33	520	577
	Citigroup Inc.	6.000%	10/31/33	425	478
	Citigroup Inc.	5.850%	12/11/34	167	193
	Citigroup Inc.	6.125%	8/25/36	1,565	1,799

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014
	Citigroup Inc.	6.875%	3/5/38	1,742	2,288

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citigroup Inc.	8.125%	7/15/39	1,125	1,688
	Citigroup Inc.	5.875%	1/30/42	125	149
	Citigroup Inc.	5.300%	5/6/44	3,225	3,343
	Comerica Bank	5.200%	8/22/17	300	333
	Comerica Inc.	3.000%	9/16/15	375	386
	Commonwealth Bank of Australia	1.950%	3/16/15	800	809
	Commonwealth Bank of Australia	1.250%	9/18/15	800	807
	Commonwealth Bank of Australia	1.900%	9/18/17	250	254
	Commonwealth Bank of Australia	2.500%	9/20/18	900	925
	Commonwealth Bank of Australia	2.250%	3/13/19	225	227
	Compass Bank	6.400%	10/1/17	150	167
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.125%	10/13/15	420	429
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	1/19/17	1,175	1,244
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700%	3/19/18	1,025	1,026
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250%	1/14/19	1,000	1,012
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/21	1,560	1,714
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	2/8/22	1,225	1,296
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/9/22	1,975	2,007
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625%	12/1/23	1,675	1,772
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250%	5/24/41	135	151
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750%	12/1/43	700	805
	Credit Suisse	1.375%	5/26/17	1,700	1,704
	Credit Suisse	6.000%	2/15/18	975	1,109
	Credit Suisse	2.300%	5/28/19	1,575	1,574
	Credit Suisse	5.300%	8/13/19	475	542
	Credit Suisse	5.400%	1/14/20	200	225
	Credit Suisse	4.375%	8/5/20	865	943
	Credit Suisse USA Inc.	5.375%	3/2/16	120	129
	Credit Suisse USA Inc.	5.850%	8/16/16	500	550
	Credit Suisse USA Inc.	7.125%	7/15/32	465	637
	Deutsche Bank AG	3.250%	1/11/16	805	835
	Deutsche Bank AG	1.400%	2/13/17	200	201
	Deutsche Bank AG	1.350%	5/30/17	800	800
	Deutsche Bank AG	6.000%	9/1/17	2,360	2,684
	Deutsche Bank AG	2.500%	2/13/19	725	738
	Deutsche Bank AG	3.700%	5/30/24	875	877
4	Deutsche Bank AG	4.296%	5/24/28	850	835
	Discover Bank	2.000%	2/21/18	1,100	1,106
	Discover Bank	7.000%	4/15/20	250	301
	Discover Bank	4.250%	3/13/26	1,125	1,169
	Discover Financial Services	3.850%	11/21/22	225	229
	Fifth Third Bancorp	3.500%	3/15/22	825	851
	Fifth Third Bancorp	4.300%	1/16/24	975	1,016
	Fifth Third Bancorp	8.250%	3/1/38	910	1,332
	Fifth Third Bank	0.900%	2/26/16	300	301
	Fifth Third Bank	1.150%	11/18/16	250	251
	Fifth Third Bank	1.350%	6/1/17	300	300
	Fifth Third Bank	2.375%	4/25/19	600	606
	First Horizon National Corp.	5.375%	12/15/15	1,050	1,110
	First Niagara Financial Group Inc.	6.750%	3/19/20	75	87
	FirstMerit Corp.	4.350%	2/4/23	125	130
	Goldman Sachs Capital I	6.345%	2/15/34	900	1,023
	Goldman Sachs Group Inc.	3.700%	8/1/15	390	402
	Goldman Sachs Group Inc.	1.600%	11/23/15	400	404
	Goldman Sachs Group Inc.	5.350%	1/15/16	200	214
	Goldman Sachs Group Inc.	3.625%	2/7/16	8,515	8,880
	Goldman Sachs Group Inc.	5.750%	10/1/16	520	573
	Goldman Sachs Group Inc.	5.625%	1/15/17	830	912
	Goldman Sachs Group Inc.	6.250%	9/1/17	645	735
	Goldman Sachs Group Inc.	5.950%	1/18/18	2,285	2,596
	Goldman Sachs Group Inc.	2.375%	1/22/18	1,225	1,245
	Goldman Sachs Group Inc.	6.150%	4/1/18	100	115
	Goldman Sachs Group Inc.	2.900%	7/19/18	3,950	4,066

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014
Goldman Sachs Group Inc.	2.625%	1/31/19	2,000	2,028

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	7.500%	2/15/19	1,420	1,733
Goldman Sachs Group Inc.	5.375%	3/15/20	1,195	1,352
Goldman Sachs Group Inc.	6.000%	6/15/20	1,615	1,883
Goldman Sachs Group Inc.	5.250%	7/27/21	1,675	1,880
Goldman Sachs Group Inc.	5.750%	1/24/22	3,925	4,540
Goldman Sachs Group Inc.	3.625%	1/22/23	1,000	999
Goldman Sachs Group Inc.	4.000%	3/3/24	1,400	1,423
Goldman Sachs Group Inc.	3.850%	7/8/24	500	499
Goldman Sachs Group Inc.	5.950%	1/15/27	1,480	1,673
Goldman Sachs Group Inc.	6.125%	2/15/33	1,320	1,579
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,302
Goldman Sachs Group Inc.	6.750%	10/1/37	2,045	2,441
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,538
Goldman Sachs Group Inc.	4.800%	7/8/44	975	970
HSBC Bank USA NA	4.875%	8/24/20	950	1,056
HSBC Bank USA NA	5.875%	11/1/34	675	808
HSBC Bank USA NA	5.625%	8/15/35	625	728
HSBC Bank USA NA	7.000%	1/15/39	300	405
HSBC Holdings plc	5.100%	4/5/21	1,310	1,489
HSBC Holdings plc	4.875%	1/14/22	225	253
HSBC Holdings plc	4.000%	3/30/22	700	747
HSBC Holdings plc	4.250%	3/14/24	1,000	1,033
HSBC Holdings plc	7.625%	5/17/32	400	529
HSBC Holdings plc	7.350%	11/27/32	400	516
HSBC Holdings plc	6.500%	5/2/36	385	469
HSBC Holdings plc	6.500%	9/15/37	1,885	2,309
HSBC Holdings plc	6.800%	6/1/38	825	1,051
HSBC Holdings plc	6.100%	1/14/42	200	251
HSBC Holdings plc	5.250%	3/14/44	500	536
HSBC USA Inc.	1.625%	1/16/18	1,925	1,923
HSBC USA Inc.	2.625%	9/24/18	850	877
HSBC USA Inc.	5.000%	9/27/20	145	160
Huntington Bancshares Inc.	2.600%	8/2/18	175	178
Huntington Bancshares Inc.	7.000%	12/15/20	450	545
Huntington National Bank	1.300%	11/20/16	300	301
Huntington National Bank	1.375%	4/24/17	1,100	1,103
Intesa Sanpaolo SPA	3.125%	1/15/16	825	847
Intesa Sanpaolo SPA	2.375%	1/13/17	1,000	1,016
Intesa Sanpaolo SPA	3.875%	1/16/18	525	553
Intesa Sanpaolo SPA	3.875%	1/15/19	1,600	1,681
Intesa Sanpaolo SPA	5.250%	1/12/24	625	683
JPMorgan Chase & Co.	3.400%	6/24/15	1,615	1,662
JPMorgan Chase & Co.	5.150%	10/1/15	1,230	1,294
JPMorgan Chase & Co.	1.100%	10/15/15	1,925	1,933
JPMorgan Chase & Co.	1.125%	2/26/16	2,000	2,010
JPMorgan Chase & Co.	3.450%	3/1/16	725	757
JPMorgan Chase & Co.	3.150%	7/5/16	1,055	1,099
JPMorgan Chase & Co.	2.000%	8/15/17	1,550	1,576
JPMorgan Chase & Co.	6.000%	1/15/18	4,240	4,849
JPMorgan Chase & Co.	1.800%	1/25/18	125	125
JPMorgan Chase & Co.	1.625%	5/15/18	1,375	1,369
JPMorgan Chase & Co.	2.350%	1/28/19	2,150	2,173
JPMorgan Chase & Co.	6.300%	4/23/19	2,285	2,699
JPMorgan Chase & Co.	4.400%	7/22/20	905	990
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,270
JPMorgan Chase & Co.	4.625%	5/10/21	835	917
JPMorgan Chase & Co.	4.350%	8/15/21	2,005	2,169
JPMorgan Chase & Co.	4.500%	1/24/22	725	791
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,430
JPMorgan Chase & Co.	3.200%	1/25/23	1,625	1,613
JPMorgan Chase & Co.	3.375%	5/1/23	3,325	3,258
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,620
JPMorgan Chase & Co.	3.625%	5/13/24	275	275

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014
JPMorgan Chase & Co.	6.400%	5/15/38	1,910	2,404

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	5.500%	10/15/40	1,200	1,371
JPMorgan Chase & Co.	5.600%	7/15/41	950	1,112
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,365
JPMorgan Chase & Co.	5.625%	8/16/43	400	450
JPMorgan Chase Bank NA	5.875%	6/13/16	725	793
JPMorgan Chase Bank NA	6.000%	10/1/17	660	750
KeyBank NA	4.950%	9/15/15	25	26
KeyBank NA	5.450%	3/3/16	300	323
KeyBank NA	1.650%	2/1/18	450	450
KeyCorp	2.300%	12/13/18	400	404
KeyCorp	5.100%	3/24/21	1,310	1,484
Lloyds Bank plc	4.875%	1/21/16	405	430
Lloyds Bank plc	4.200%	3/28/17	400	431
Lloyds Bank plc	2.300%	11/27/18	800	812
Lloyds Bank plc	6.375%	1/21/21	1,875	2,272
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	697
Manufacturers & Traders Trust Co.	2.300%	1/30/19	550	556
MBNA Corp.	5.000%	6/15/15	400	417
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,095	1,190
Merrill Lynch & Co. Inc.	5.700%	5/2/17	715	793
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,370	1,564
Merrill Lynch & Co. Inc.	6.875%	4/25/18	2,330	2,742
Merrill Lynch & Co. Inc.	7.750%	5/14/38	2,340	3,198
Morgan Stanley	6.000%	4/28/15	1,365	1,424
Morgan Stanley	5.375%	10/15/15	1,165	1,234
Morgan Stanley	3.450%	11/2/15	2,000	2,071
Morgan Stanley	1.750%	2/25/16	125	127
Morgan Stanley	3.800%	4/29/16	2,135	2,244
Morgan Stanley	5.750%	10/18/16	425	468
Morgan Stanley	5.450%	1/9/17	1,385	1,525
Morgan Stanley	4.750%	3/22/17	1,120	1,219
Morgan Stanley	5.950%	12/28/17	1,110	1,264
Morgan Stanley	6.625%	4/1/18	3,235	3,782
Morgan Stanley	2.125%	4/25/18	2,925	2,954
Morgan Stanley	2.500%	1/24/19	1,675	1,693
Morgan Stanley	7.300%	5/13/19	1,390	1,698
Morgan Stanley	5.625%	9/23/19	1,715	1,973
Morgan Stanley	5.500%	1/26/20	525	601
Morgan Stanley	5.500%	7/24/20	650	747
Morgan Stanley	5.750%	1/25/21	1,335	1,552
Morgan Stanley	5.500%	7/28/21	375	430
Morgan Stanley	4.875%	11/1/22	875	938
Morgan Stanley	3.750%	2/25/23	950	964
Morgan Stanley	4.100%	5/22/23	2,025	2,046
Morgan Stanley	3.875%	4/29/24	1,950	1,968
Morgan Stanley	5.000%	11/24/25	1,000	1,066
Morgan Stanley	7.250%	4/1/32	705	940
Morgan Stanley	6.375%	7/24/42	1,525	1,921
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	284
Murray Street Investment Trust I	4.647%	3/9/17	725	783
National Australia Bank Ltd.	1.600%	8/7/15	675	683
National Australia Bank Ltd.	1.300%	7/25/16	700	706
National Australia Bank Ltd.	2.750%	3/9/17	425	443
National Australia Bank Ltd.	2.300%	7/25/18	750	764
National Australia Bank Ltd.	3.000%	1/20/23	325	318
National Bank of Canada	1.450%	11/7/17	225	224
National City Corp.	6.875%	5/15/19	310	370
Northern Trust Co.	6.500%	8/15/18	75	88
Northern Trust Corp.	2.375%	8/2/22	825	789
Northern Trust Corp.	3.950%	10/30/25	525	544
People's United Bank	4.000%	7/15/24	275	276
PNC Bank NA	0.800%	1/28/16	50	50
PNC Bank NA	4.875%	9/21/17	1,250	1,380

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014
	PNC Bank NA	6.000%	12/7/17	350	402

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PNC Bank NA	2.250%	7/2/19	600	602
	PNC Bank NA	2.950%	1/30/23	100	98
	PNC Bank NA	3.800%	7/25/23	700	724
	PNC Bank NA	4.200%	11/1/25	825	873
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,800	1,753
	PNC Financial Services Group Inc.	3.900%	4/29/24	1,450	1,476
	PNC Funding Corp.	5.250%	11/15/15	375	398
	PNC Funding Corp.	2.700%	9/19/16	105	109
	PNC Funding Corp.	6.700%	6/10/19	50	60
	PNC Funding Corp.	5.125%	2/8/20	825	940
	PNC Funding Corp.	4.375%	8/11/20	800	878
	PNC Funding Corp.	3.300%	3/8/22	1,900	1,937
	Regions Financial Corp.	2.000%	5/15/18	1,325	1,320
	Royal Bank of Canada	1.150%	3/13/15	325	327
	Royal Bank of Canada	0.800%	10/30/15	475	477
	Royal Bank of Canada	2.625%	12/15/15	600	619
	Royal Bank of Canada	2.875%	4/19/16	125	130
	Royal Bank of Canada	2.300%	7/20/16	1,045	1,080
	Royal Bank of Canada	1.450%	9/9/16	625	634
	Royal Bank of Canada	1.250%	6/16/17	625	626
	Royal Bank of Canada	1.500%	1/16/18	1,375	1,383
	Royal Bank of Canada	2.200%	7/27/18	2,375	2,426
	Royal Bank of Scotland Group plc	2.550%	9/18/15	1,125	1,146
	Royal Bank of Scotland Group plc	1.875%	3/31/17	400	404
	Royal Bank of Scotland Group plc	6.400%	10/21/19	595	700
7	Royal Bank of Scotland plc	4.875%	8/25/14	425	428
	Royal Bank of Scotland plc	3.950%	9/21/15	155	161
	Royal Bank of Scotland plc	4.375%	3/16/16	470	497
	Royal Bank of Scotland plc	5.625%	8/24/20	695	795
	Royal Bank of Scotland plc	6.125%	1/11/21	920	1,081
	Santander Holdings USA Inc.	3.000%	9/24/15	200	205
	Santander Holdings USA Inc.	4.625%	4/19/16	450	478
	Santander Holdings USA Inc.	3.450%	8/27/18	625	655
	Societe Generale SA	2.750%	10/12/17	550	570
	Societe Generale SA	2.625%	10/1/18	450	458
	State Street Bank & Trust Co.	5.300%	1/15/16	300	321
	State Street Corp.	2.875%	3/7/16	515	535
	State Street Corp.	4.956%	3/15/18	1,025	1,125
	State Street Corp.	1.350%	5/15/18	150	148
	State Street Corp.	4.375%	3/7/21	615	681
	State Street Corp.	3.100%	5/15/23	400	391
	State Street Corp.	3.700%	11/20/23	851	881
	Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	425	428
	Sumitomo Mitsui Banking Corp.	1.300%	1/10/17	150	150
	Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	750	761
	Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	1,075	1,067
	Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	525	535
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	324
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	78
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	756
	SunTrust Bank	7.250%	3/15/18	75	89
	SunTrust Bank	2.750%	5/1/23	250	240
	SunTrust Banks Inc.	3.600%	4/15/16	940	983
	SunTrust Banks Inc.	3.500%	1/20/17	380	402
	SunTrust Banks Inc.	2.350%	11/1/18	475	481
	SunTrust Banks Inc.	2.500%	5/1/19	1,000	1,012
	Svenska Handelsbanken AB	2.875%	4/4/17	1,250	1,308
	Svenska Handelsbanken AB	1.625%	3/21/18	1,375	1,372
	Svenska Handelsbanken AB	2.500%	1/25/19	775	791
	Svenska Handelsbanken AB	2.250%	6/17/19	850	854
	Toronto-Dominion Bank	2.500%	7/14/16	260	269
	Toronto-Dominion Bank	2.375%	10/19/16	630	652
	Toronto-Dominion Bank	1.125%	5/2/17	550	550

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Toronto-Dominion Bank	1.400%	4/30/18	2,675	2,652
	Toronto-Dominion Bank	2.125%	7/2/19	500	499
	UBS AG	7.000%	10/15/15	750	806
	UBS AG	5.875%	7/15/16	205	224
	UBS AG	7.375%	6/15/17	200	228
	UBS AG	5.875%	12/20/17	2,215	2,535
	UBS AG	5.750%	4/25/18	835	959
	UBS AG	4.875%	8/4/20	1,025	1,152
	Union Bank NA	5.950%	5/11/16	450	492
	Union Bank NA	1.500%	9/26/16	275	279
	Union Bank NA	2.125%	6/16/17	125	128
	Union Bank NA	2.625%	9/26/18	1,200	1,234
	Union Bank NA	2.250%	5/6/19	300	301
	US Bancorp	2.450%	7/27/15	145	148
	US Bancorp	3.442%	2/1/16	1,680	1,749
	US Bancorp	1.650%	5/15/17	325	329
	US Bancorp	2.200%	4/25/19	1,100	1,107
	US Bancorp	4.125%	5/24/21	915	994
	US Bancorp	3.000%	3/15/22	575	581
	US Bancorp	2.950%	7/15/22	375	368
	Vesey Street Investment Trust I	4.404%	9/1/16	75	80
	Wachovia Bank NA	6.000%	11/15/17	250	286
	Wachovia Bank NA	5.850%	2/1/37	425	522
	Wachovia Bank NA	6.600%	1/15/38	605	816
	Wachovia Corp.	5.625%	10/15/16	500	551
	Wachovia Corp.	5.750%	6/15/17	300	339
	Wachovia Corp.	5.750%	2/1/18	985	1,122
	Wachovia Corp.	7.500%	4/15/35	150	204
	Wachovia Corp.	5.500%	8/1/35	200	224
	Wachovia Corp.	6.550%	10/15/35	100	123
	Wells Fargo & Co.	3.676%	6/15/16	580	612
	Wells Fargo & Co.	1.250%	7/20/16	525	529
	Wells Fargo & Co.	5.125%	9/15/16	740	807
	Wells Fargo & Co.	2.625%	12/15/16	575	596
	Wells Fargo & Co.	2.100%	5/8/17	425	435
	Wells Fargo & Co.	1.150%	6/2/17	450	449
	Wells Fargo & Co.	5.625%	12/11/17	2,135	2,426
	Wells Fargo & Co.	1.500%	1/16/18	1,725	1,720
	Wells Fargo & Co.	2.150%	1/15/19	500	504
	Wells Fargo & Co.	2.125%	4/22/19	2,300	2,307
	Wells Fargo & Co.	3.000%	1/22/21	2,050	2,085
	Wells Fargo & Co.	4.600%	4/1/21	4,310	4,805
	Wells Fargo & Co.	3.500%	3/8/22	1,600	1,653
	Wells Fargo & Co.	3.450%	2/13/23	1,675	1,666
	Wells Fargo & Co.	4.125%	8/15/23	1,550	1,614
	Wells Fargo & Co.	4.100%	6/3/26	2,875	2,904
	Wells Fargo & Co.	5.375%	11/2/43	2,200	2,412
	Wells Fargo Bank NA	5.750%	5/16/16	250	272
	Wells Fargo Bank NA	5.950%	8/26/36	550	686
4	Wells Fargo Capital X	5.950%	12/1/86	425	435
	Westpac Banking Corp.	3.000%	8/4/15	375	385
	Westpac Banking Corp.	1.125%	9/25/15	750	756
	Westpac Banking Corp.	3.000%	12/9/15	240	248
	Westpac Banking Corp.	0.950%	1/12/16	650	652
	Westpac Banking Corp.	1.200%	5/19/17	600	600
	Westpac Banking Corp.	2.000%	8/14/17	1,275	1,295
	Westpac Banking Corp.	1.600%	1/12/18	1,850	1,855
	Westpac Banking Corp.	2.250%	7/30/18	250	254
	Westpac Banking Corp.	2.250%	1/17/19	875	884
	Westpac Banking Corp.	4.875%	11/19/19	930	1,044
	Zions Bancorporation	4.500%	3/27/17	50	53
	Zions Bancorporation	4.500%	6/13/23	275	282

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Brokerage (0.1%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	350	361
	Ameriprise Financial Inc.	5.650%	11/15/15	262	280
	Ameriprise Financial Inc.	7.300%	6/28/19	450	556
	Ameriprise Financial Inc.	4.000%	10/15/23	725	763
4	Ameriprise Financial Inc.	7.518%	6/1/66	200	221
	BlackRock Inc.	6.250%	9/15/17	300	345
	BlackRock Inc.	5.000%	12/10/19	475	542
	BlackRock Inc.	4.250%	5/24/21	450	494
	BlackRock Inc.	3.375%	6/1/22	550	567
	BlackRock Inc.	3.500%	3/18/24	1,000	1,011
	Charles Schwab Corp.	3.225%	9/1/22	1,225	1,243
	Eaton Vance Corp.	3.625%	6/15/23	200	203
	Franklin Resources Inc.	1.375%	9/15/17	50	50
	Franklin Resources Inc.	4.625%	5/20/20	100	112
	Franklin Resources Inc.	2.800%	9/15/22	575	562
	Invesco Finance plc	3.125%	11/30/22	500	496
	Invesco Finance plc	4.000%	1/30/24	650	679
	Invesco Finance plc	5.375%	11/30/43	775	866
	Jefferies Group LLC	3.875%	11/9/15	125	129
	Jefferies Group LLC	5.125%	4/13/18	320	351
	Jefferies Group LLC	8.500%	7/15/19	655	819
	Jefferies Group LLC	6.875%	4/15/21	870	1,005
	Jefferies Group LLC	5.125%	1/20/23	300	322
	Jefferies Group LLC	6.250%	1/15/36	20	21
	Lazard Group LLC	6.850%	6/15/17	450	515
	Lazard Group LLC	4.250%	11/14/20	75	78
	Legg Mason Inc.	5.500%	5/21/19	200	229
	Legg Mason Inc.	2.700%	7/15/19	100	101
	Legg Mason Inc.	3.950%	7/15/24	150	151
	Legg Mason Inc.	5.625%	1/15/44	550	595
	Leucadia National Corp.	5.500%	10/18/23	400	422
	Leucadia National Corp.	6.625%	10/23/43	325	347
	Nomura Holdings Inc.	4.125%	1/19/16	1,000	1,047
	Nomura Holdings Inc.	2.000%	9/13/16	1,350	1,370
	Nomura Holdings Inc.	2.750%	3/19/19	350	355
	Nomura Holdings Inc.	6.700%	3/4/20	225	270
	Raymond James Financial Inc.	4.250%	4/15/16	100	106
	TD Ameritrade Holding Corp.	5.600%	12/1/19	100	116
	Finance Companies (0.3%)
	Air Lease Corp.	5.625%	4/1/17	2,000	2,193
	Air Lease Corp.	3.375%	1/15/19	2,000	2,058
	Air Lease Corp.	4.750%	3/1/20	500	540
	Ares Capital Corp.	4.875%	11/30/18	875	930
	Block Financial LLC	5.500%	11/1/22	500	546
	Fifth Street Finance Corp.	4.875%	3/1/19	150	156
	GATX Corp.	1.250%	3/4/17	100	100
	GATX Corp.	2.500%	7/30/19	100	100
	GATX Corp.	4.750%	6/15/22	275	296
	GATX Corp.	5.200%	3/15/44	200	213
	General Electric Capital Corp.	1.625%	7/2/15	1,175	1,190
	General Electric Capital Corp.	2.250%	11/9/15	1,230	1,258
	General Electric Capital Corp.	1.000%	12/11/15	125	126
	General Electric Capital Corp.	1.000%	1/8/16	450	453
	General Electric Capital Corp.	2.950%	5/9/16	475	495
	General Electric Capital Corp.	1.500%	7/12/16	725	735
	General Electric Capital Corp.	3.350%	10/17/16	150	158
	General Electric Capital Corp.	2.900%	1/9/17	750	784
	General Electric Capital Corp.	2.300%	4/27/17	625	645
	General Electric Capital Corp.	1.250%	5/15/17	250	251
	General Electric Capital Corp.	5.625%	9/15/17	1,635	1,850
	General Electric Capital Corp.	1.625%	4/2/18	2,575	2,579
	General Electric Capital Corp.	5.625%	5/1/18	4,800	5,494

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	General Electric Capital Corp.	2.300%	1/14/19	1,150	1,170
	General Electric Capital Corp.	6.000%	8/7/19	3,000	3,553
	General Electric Capital Corp.	2.100%	12/11/19	100	100
	General Electric Capital Corp.	5.500%	1/8/20	3,705	4,291
	General Electric Capital Corp.	5.550%	5/4/20	925	1,075
	General Electric Capital Corp.	4.375%	9/16/20	1,675	1,849
	General Electric Capital Corp.	4.625%	1/7/21	1,500	1,667
	General Electric Capital Corp.	5.300%	2/11/21	1,794	2,040
	General Electric Capital Corp.	4.650%	10/17/21	1,060	1,177
	General Electric Capital Corp.	3.150%	9/7/22	225	226
	General Electric Capital Corp.	3.100%	1/9/23	1,025	1,016
	General Electric Capital Corp.	3.450%	5/15/24	550	550
	General Electric Capital Corp.	6.750%	3/15/32	4,190	5,520
	General Electric Capital Corp.	6.150%	8/7/37	3,000	3,706
	General Electric Capital Corp.	5.875%	1/14/38	3,085	3,727
	General Electric Capital Corp.	6.875%	1/10/39	935	1,261
4	General Electric Capital Corp.	6.375%	11/15/67	965	1,074
4	HSBC Finance Capital Trust IX	5.911%	11/30/35	325	338
	HSBC Finance Corp.	5.000%	6/30/15	830	866
	HSBC Finance Corp.	5.500%	1/19/16	275	294
	HSBC Finance Corp.	6.676%	1/15/21	2,611	3,121
7	International Lease Finance Corp.	6.750%	9/1/16	600	660
7	International Lease Finance Corp.	7.125%	9/1/18	1,200	1,389
	Prospect Capital Corp.	5.000%	7/15/19	300	309
	Prospect Capital Corp.	5.875%	3/15/23	100	104
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	111
	ACE INA Holdings Inc.	2.600%	11/23/15	290	298
	ACE INA Holdings Inc.	5.700%	2/15/17	200	223
	ACE INA Holdings Inc.	5.800%	3/15/18	50	57
	ACE INA Holdings Inc.	5.900%	6/15/19	715	838
	ACE INA Holdings Inc.	2.700%	3/13/23	350	339
	ACE INA Holdings Inc.	3.350%	5/15/24	275	277
	ACE INA Holdings Inc.	4.150%	3/13/43	225	221
	AEGON Funding Co. LLC	5.750%	12/15/20	664	776
	Aetna Inc.	1.500%	11/15/17	100	100
	Aetna Inc.	6.500%	9/15/18	175	207
	Aetna Inc.	3.950%	9/1/20	75	81
	Aetna Inc.	4.125%	6/1/21	320	346
	Aetna Inc.	2.750%	11/15/22	650	628
	Aetna Inc.	6.625%	6/15/36	750	968
	Aetna Inc.	6.750%	12/15/37	275	363
	Aetna Inc.	4.500%	5/15/42	525	532
	Aetna Inc.	4.125%	11/15/42	200	192
	Aflac Inc.	2.650%	2/15/17	325	338
	Aflac Inc.	8.500%	5/15/19	225	290
	Aflac Inc.	4.000%	2/15/22	325	348
	Aflac Inc.	3.625%	6/15/23	1,000	1,020
	Aflac Inc.	6.900%	12/17/39	75	100
	Aflac Inc.	6.450%	8/15/40	300	380
	Alleghany Corp.	5.625%	9/15/20	100	113
	Alleghany Corp.	4.950%	6/27/22	425	464
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	875	984
	Allstate Corp.	3.150%	6/15/23	550	552
	Allstate Corp.	5.550%	5/9/35	105	124
	Allstate Corp.	4.500%	6/15/43	425	439
4	Allstate Corp.	5.750%	8/15/53	250	268
4	Allstate Corp.	6.125%	5/15/67	125	134
4	Allstate Corp.	6.500%	5/15/67	200	218
	Alterra Finance LLC	6.250%	9/30/20	95	110
	American Financial Group Inc.	9.875%	6/15/19	100	130
	American International Group Inc.	2.375%	8/24/15	25	25
	American International Group Inc.	4.875%	9/15/16	450	487

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	American International Group Inc.	5.600%	10/18/16	800	880
	American International Group Inc.	3.800%	3/22/17	750	802
	American International Group Inc.	5.450%	5/18/17	910	1,015
	American International Group Inc.	5.850%	1/16/18	1,200	1,370
	American International Group Inc.	8.250%	8/15/18	1,820	2,261
	American International Group Inc.	3.375%	8/15/20	425	442
	American International Group Inc.	6.400%	12/15/20	1,160	1,400
	American International Group Inc.	4.875%	6/1/22	1,575	1,755
	American International Group Inc.	4.125%	2/15/24	1,400	1,473
	American International Group Inc.	6.250%	5/1/36	1,525	1,920
4	American International Group Inc.	8.175%	5/15/68	1,385	1,911
4	American International Group Inc.	6.250%	3/15/87	250	280
	Aon Corp.	3.500%	9/30/15	150	155
	Aon Corp.	5.000%	9/30/20	990	1,110
	Aon Corp.	8.205%	1/1/27	50	64
	Aon Corp.	6.250%	9/30/40	150	187
	Aon plc	4.000%	11/27/23	350	367
	Aon plc	3.500%	6/14/24	425	422
	Aon plc	4.450%	5/24/43	125	122
	Aon plc	4.600%	6/14/44	625	621
	Arch Capital Group Ltd.	7.350%	5/1/34	500	682
	Arch Capital Group US Inc.	5.144%	11/1/43	275	297
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	450	521
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,475	1,531
	Assurant Inc.	6.750%	2/15/34	550	651
	AXA SA	8.600%	12/15/30	680	914
	Axis Specialty Finance LLC	5.875%	6/1/20	990	1,137
	AXIS Specialty Finance plc	2.650%	4/1/19	150	151
	AXIS Specialty Finance plc	5.150%	4/1/45	150	155
	Berkshire Hathaway Finance Corp.	1.600%	5/15/17	100	102
	Berkshire Hathaway Finance Corp.	1.300%	5/15/18	175	173
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	2,480	2,836
	Berkshire Hathaway Finance Corp.	2.000%	8/15/18	525	534
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	529
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	300	302
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	156
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	404
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	275	273
	Berkshire Hathaway Inc.	0.800%	2/11/16	75	75
	Berkshire Hathaway Inc.	2.200%	8/15/16	2,080	2,146
	Berkshire Hathaway Inc.	3.000%	2/11/23	375	375
	Berkshire Hathaway Inc.	4.500%	2/11/43	925	949
	Chubb Corp.	5.750%	5/15/18	310	356
	Chubb Corp.	6.000%	5/11/37	375	472
4	Chubb Corp.	6.375%	3/29/67	535	593
	Cigna Corp.	2.750%	11/15/16	320	332
	Cigna Corp.	4.375%	12/15/20	100	109
	Cigna Corp.	4.500%	3/15/21	210	230
	Cigna Corp.	4.000%	2/15/22	690	733
	Cigna Corp.	6.150%	11/15/36	1,050	1,298
	Cigna Corp.	5.875%	3/15/41	235	286
	Cigna Corp.	5.375%	2/15/42	190	216
	Cincinnati Financial Corp.	6.125%	11/1/34	325	372
	CNA Financial Corp.	6.500%	8/15/16	475	529
	CNA Financial Corp.	7.350%	11/15/19	460	567
	CNA Financial Corp.	5.875%	8/15/20	145	169
	CNA Financial Corp.	5.750%	8/15/21	175	204
	Coventry Health Care Inc.	5.450%	6/15/21	265	308
	Endurance Specialty Holdings Ltd.	7.000%	7/15/34	150	180
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	300
	First American Financial Corp.	4.300%	2/1/23	100	99
	Genworth Holdings Inc.	8.625%	12/15/16	400	468
	Genworth Holdings Inc.	7.700%	6/15/20	215	266
	Genworth Holdings Inc.	7.200%	2/15/21	150	183

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Genworth Holdings Inc.	7.625%	9/24/21	475	595
	Genworth Holdings Inc.	4.800%	2/15/24	2,100	2,239
	Genworth Holdings Inc.	6.500%	6/15/34	425	514
	Hartford Financial Services Group Inc.	5.500%	10/15/16	475	522
	Hartford Financial Services Group Inc.	5.375%	3/15/17	150	166
	Hartford Financial Services Group Inc.	4.000%	10/15/17	200	216
	Hartford Financial Services Group Inc.	6.300%	3/15/18	1,350	1,561
	Hartford Financial Services Group Inc.	6.000%	1/15/19	300	348
	Hartford Financial Services Group Inc.	5.125%	4/15/22	100	114
	Hartford Financial Services Group Inc.	5.950%	10/15/36	25	30
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	484
	HCC Insurance Holdings Inc.	6.300%	11/15/19	225	263
	Humana Inc.	7.200%	6/15/18	50	59
	Humana Inc.	3.150%	12/1/22	725	712
	Humana Inc.	8.150%	6/15/38	325	471
	Humana Inc.	4.625%	12/1/42	225	223
	Infinity Property & Casualty Corp.	5.000%	9/19/22	100	105
	Lincoln National Corp.	8.750%	7/1/19	175	226
	Lincoln National Corp.	6.250%	2/15/20	255	303
	Lincoln National Corp.	4.200%	3/15/22	325	346
	Lincoln National Corp.	6.150%	4/7/36	350	427
	Lincoln National Corp.	7.000%	6/15/40	565	773
4	Lincoln National Corp.	7.000%	5/17/66	1,275	1,328
	Loews Corp.	2.625%	5/15/23	175	166
	Loews Corp.	6.000%	2/1/35	200	239
	Loews Corp.	4.125%	5/15/43	475	444
	Manulife Financial Corp.	3.400%	9/17/15	400	414
	Manulife Financial Corp.	4.900%	9/17/20	475	524
	Markel Corp.	7.125%	9/30/19	125	150
	Markel Corp.	4.900%	7/1/22	575	629
	Markel Corp.	3.625%	3/30/23	175	175
	Markel Corp.	5.000%	3/30/43	125	130
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	225	230
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	545	604
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	368
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	900	1,053
	MetLife Inc.	5.000%	6/15/15	1,105	1,154
	MetLife Inc.	6.750%	6/1/16	105	117
	MetLife Inc.	1.756%	12/15/17	425	429
	MetLife Inc.	6.817%	8/15/18	580	693
	MetLife Inc.	7.717%	2/15/19	105	131
	MetLife Inc.	4.750%	2/8/21	380	425
	MetLife Inc.	3.048%	12/15/22	675	670
	MetLife Inc.	3.600%	4/10/24	750	761
	MetLife Inc.	6.375%	6/15/34	580	749
	MetLife Inc.	5.700%	6/15/35	475	572
	MetLife Inc.	5.875%	2/6/41	440	542
	MetLife Inc.	4.125%	8/13/42	875	846
	MetLife Inc.	4.875%	11/13/43	100	108
4	MetLife Inc.	6.400%	12/15/66	565	635
	Montpelier Re Holdings Ltd.	4.700%	10/15/22	25	26
	OneBeacon US Holdings Inc.	4.600%	11/9/22	100	103
	PartnerRe Finance B LLC	5.500%	6/1/20	200	227
	Primerica Inc.	4.750%	7/15/22	50	54
	Principal Financial Group Inc.	8.875%	5/15/19	410	530
	Principal Financial Group Inc.	6.050%	10/15/36	250	303
	Principal Financial Group Inc.	4.350%	5/15/43	125	123
	ProAssurance Corp.	5.300%	11/15/23	100	108
	Progressive Corp.	3.750%	8/23/21	2,445	2,607
	Progressive Corp.	6.625%	3/1/29	150	198
4	Progressive Corp.	6.700%	6/15/67	425	472
	Protective Life Corp.	7.375%	10/15/19	100	124
	Protective Life Corp.	8.450%	10/15/39	175	255
	Prudential Financial Inc.	5.500%	3/15/16	50	54

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Prudential Financial Inc.	6.000%	12/1/17	675	773
	Prudential Financial Inc.	2.300%	8/15/18	825	839
	Prudential Financial Inc.	7.375%	6/15/19	455	563
	Prudential Financial Inc.	5.375%	6/21/20	980	1,126
	Prudential Financial Inc.	4.500%	11/16/21	2,000	2,201
	Prudential Financial Inc.	5.750%	7/15/33	570	664
	Prudential Financial Inc.	5.400%	6/13/35	295	332
	Prudential Financial Inc.	5.900%	3/17/36	775	923
	Prudential Financial Inc.	5.700%	12/14/36	655	767
	Prudential Financial Inc.	6.625%	6/21/40	150	196
	Prudential Financial Inc.	5.625%	5/12/41	105	123
4	Prudential Financial Inc.	5.875%	9/15/42	525	570
4	Prudential Financial Inc.	5.625%	6/15/43	975	1,047
	Prudential Financial Inc.	5.100%	8/15/43	175	189
4	Prudential Financial Inc.	5.200%	3/15/44	300	304
	Reinsurance Group of America Inc.	6.450%	11/15/19	1,000	1,184
4	Reinsurance Group of America Inc.	6.750%	12/15/65	325	336
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	222
	Torchmark Corp.	6.375%	6/15/16	425	468
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	860
	Travelers Cos. Inc.	6.250%	6/20/16	100	111
	Travelers Cos. Inc.	5.800%	5/15/18	910	1,046
	Travelers Cos. Inc.	3.900%	11/1/20	530	573
	Travelers Cos. Inc.	6.750%	6/20/36	475	644
	Travelers Cos. Inc.	6.250%	6/15/37	145	187
	Travelers Cos. Inc.	5.350%	11/1/40	130	152
	Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,056
	Trinity Acquisition plc	6.125%	8/15/43	525	580
	UnitedHealth Group Inc.	1.875%	11/15/16	225	230
	UnitedHealth Group Inc.	6.000%	6/15/17	875	994
	UnitedHealth Group Inc.	6.000%	2/15/18	1,460	1,684
	UnitedHealth Group Inc.	4.700%	2/15/21	165	184
	UnitedHealth Group Inc.	3.375%	11/15/21	105	109
	UnitedHealth Group Inc.	2.875%	3/15/22	525	521
	UnitedHealth Group Inc.	6.500%	6/15/37	200	260
	UnitedHealth Group Inc.	6.625%	11/15/37	325	428
	UnitedHealth Group Inc.	6.875%	2/15/38	755	1,019
	UnitedHealth Group Inc.	5.950%	2/15/41	500	617
	UnitedHealth Group Inc.	4.625%	11/15/41	2,050	2,143
	UnitedHealth Group Inc.	4.375%	3/15/42	725	727
	UnitedHealth Group Inc.	3.950%	10/15/42	200	186
	UnitedHealth Group Inc.	4.250%	3/15/43	75	73
	Unum Group	7.125%	9/30/16	175	198
	Unum Group	5.625%	9/15/20	50	58
	Unum Group	4.000%	3/15/24	200	206
	Unum Group	5.750%	8/15/42	200	232
	Validus Holdings Ltd.	8.875%	1/26/40	150	216
	Voya Financial Inc.	2.900%	2/15/18	250	259
	Voya Financial Inc.	5.500%	7/15/22	50	57
	Voya Financial Inc.	5.700%	7/15/43	350	409
	WellPoint Inc.	1.250%	9/10/15	225	227
	WellPoint Inc.	5.250%	1/15/16	290	310
	WellPoint Inc.	5.875%	6/15/17	250	281
	WellPoint Inc.	1.875%	1/15/18	2,775	2,799
	WellPoint Inc.	7.000%	2/15/19	145	175
	WellPoint Inc.	3.700%	8/15/21	145	152
	WellPoint Inc.	3.125%	5/15/22	50	50
	WellPoint Inc.	3.300%	1/15/23	750	747
	WellPoint Inc.	5.950%	12/15/34	100	119
	WellPoint Inc.	5.850%	1/15/36	150	178
	WellPoint Inc.	6.375%	6/15/37	630	799
	WellPoint Inc.	4.625%	5/15/42	175	177
	WellPoint Inc.	4.650%	1/15/43	825	839
	Willis Group Holdings plc	5.750%	3/15/21	265	297

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Willis North America Inc.	6.200%	3/28/17	300	330
	WR Berkley Corp.	5.375%	9/15/20	50	56
	WR Berkley Corp.	4.625%	3/15/22	225	242
	XL Group plc	6.375%	11/15/24	100	121
	XLIT Ltd.	5.750%	10/1/21	545	635
	XLIT Ltd.	5.250%	12/15/43	100	110
	Other Finance (0.0%)
	CME Group Inc.	3.000%	9/15/22	1,000	995
	CME Group Inc.	5.300%	9/15/43	325	371
	IntercontinentalExchange Group Inc.	2.500%	10/15/18	125	128
	IntercontinentalExchange Group Inc.	4.000%	10/15/23	250	263
	NASDAQ OMX Group Inc.	5.550%	1/15/20	650	719
	ORIX Corp.	5.000%	1/12/16	245	260
	XTRA Finance Corp.	5.150%	4/1/17	575	633
	Real Estate Investment Trusts (0.3%)
	Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	317
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	75
	American Campus Communities Operating Partnership
	LP	4.125%	7/1/24	250	252
7	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC	2.000%	2/6/17	750	753
7	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC	3.000%	2/6/19	500	503
7	ARC Properties Operating Partnership LP/Clark
	Acquisition LLC	4.600%	2/6/24	450	460
	AvalonBay Communities Inc.	5.750%	9/15/16	100	111
	AvalonBay Communities Inc.	2.850%	3/15/23	200	192
	AvalonBay Communities Inc.	4.200%	12/15/23	175	185
	BioMed Realty LP	3.850%	4/15/16	325	340
	BioMed Realty LP	2.625%	5/1/19	200	201
	BioMed Realty LP	4.250%	7/15/22	400	413
	Boston Properties LP	3.700%	11/15/18	2,120	2,259
	Boston Properties LP	5.625%	11/15/20	325	374
	Boston Properties LP	4.125%	5/15/21	190	203
	Boston Properties LP	3.850%	2/1/23	950	979
	Boston Properties LP	3.125%	9/1/23	1,375	1,333
	Brandywine Operating Partnership LP	4.950%	4/15/18	725	788
	Camden Property Trust	5.700%	5/15/17	25	28
	Camden Property Trust	2.950%	12/15/22	325	314
	Camden Property Trust	4.250%	1/15/24	100	105
	CBL & Associates LP	5.250%	12/1/23	600	638
	CommonWealth REIT	6.650%	1/15/18	1,175	1,305
	Corporate Office Properties LP	3.700%	6/15/21	100	99
	Corporate Office Properties LP	3.600%	5/15/23	150	144
	CubeSmart LP	4.375%	12/15/23	350	363
	DCT Industrial Operating Partnership LP	4.500%	10/15/23	50	51
	DDR Corp.	7.875%	9/1/20	500	633
	DDR Corp.	3.500%	1/15/21	225	229
	DDR Corp.	4.625%	7/15/22	500	535
	DDR Corp.	3.375%	5/15/23	400	388
	Digital Realty Trust LP	4.500%	7/15/15	75	77
	Digital Realty Trust LP	5.250%	3/15/21	1,190	1,276
	Duke Realty LP	5.950%	2/15/17	200	222
	Duke Realty LP	8.250%	8/15/19	125	157
	Duke Realty LP	6.750%	3/15/20	250	299
	Duke Realty LP	3.625%	4/15/23	875	867
	EPR Properties	5.750%	8/15/22	75	82
	EPR Properties	5.250%	7/15/23	400	417
	ERP Operating LP	5.250%	9/15/14	350	353
	ERP Operating LP	5.375%	8/1/16	275	300
	ERP Operating LP	4.750%	7/15/20	265	295
	ERP Operating LP	4.625%	12/15/21	115	127
	ERP Operating LP	3.000%	4/15/23	625	610

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	ERP Operating LP	4.500%	7/1/44	550	551
7	Essex Portfolio LP	3.375%	1/15/23	1,150	1,129
	Essex Portfolio LP	3.250%	5/1/23	50	49
	Excel Trust LP	4.625%	5/15/24	150	152
	Federal Realty Investment Trust	3.000%	8/1/22	175	173
	Federal Realty Investment Trust	2.750%	6/1/23	125	119
	HCP Inc.	3.750%	2/1/16	1,445	1,511
	HCP Inc.	6.300%	9/15/16	300	334
	HCP Inc.	5.625%	5/1/17	25	28
	HCP Inc.	2.625%	2/1/20	1,100	1,100
	HCP Inc.	5.375%	2/1/21	360	409
	HCP Inc.	3.150%	8/1/22	150	148
	HCP Inc.	4.200%	3/1/24	200	206
	HCP Inc.	6.750%	2/1/41	175	231
	Health Care REIT Inc.	3.625%	3/15/16	225	235
	Health Care REIT Inc.	6.200%	6/1/16	325	357
	Health Care REIT Inc.	4.700%	9/15/17	50	55
	Health Care REIT Inc.	2.250%	3/15/18	575	584
	Health Care REIT Inc.	4.125%	4/1/19	300	322
	Health Care REIT Inc.	6.125%	4/15/20	100	116
	Health Care REIT Inc.	4.950%	1/15/21	750	828
	Health Care REIT Inc.	5.250%	1/15/22	425	475
	Health Care REIT Inc.	3.750%	3/15/23	175	175
	Health Care REIT Inc.	4.500%	1/15/24	125	131
	Health Care REIT Inc.	6.500%	3/15/41	200	253
	Health Care REIT Inc.	5.125%	3/15/43	175	187
	Healthcare Realty Trust Inc.	6.500%	1/17/17	882	991
	Healthcare Realty Trust Inc.	5.750%	1/15/21	145	164
	Healthcare Realty Trust Inc.	3.750%	4/15/23	100	98
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	175
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	97
	Highwoods Realty LP	3.200%	6/15/21	500	494
	Hospitality Properties Trust	6.700%	1/15/18	1,000	1,128
	Hospitality Properties Trust	4.650%	3/15/24	100	103
	Kilroy Realty LP	5.000%	11/3/15	150	158
	Kilroy Realty LP	4.800%	7/15/18	800	869
	Kilroy Realty LP	3.800%	1/15/23	100	101
	Kimco Realty Corp.	5.783%	3/15/16	125	135
	Kimco Realty Corp.	5.700%	5/1/17	375	419
	Kimco Realty Corp.	6.875%	10/1/19	50	60
	Kimco Realty Corp.	3.200%	5/1/21	500	501
	Kimco Realty Corp.	3.125%	6/1/23	550	529
	Lexington Realty Trust	4.400%	6/15/24	200	201
	Liberty Property LP	5.125%	3/2/15	375	386
	Liberty Property LP	3.375%	6/15/23	575	560
	Liberty Property LP	4.400%	2/15/24	325	340
	Mack-Cali Realty LP	7.750%	8/15/19	750	893
	Mack-Cali Realty LP	4.500%	4/18/22	225	227
	Mid-America Apartments LP	4.300%	10/15/23	150	156
	Mid-America Apartments LP	3.750%	6/15/24	200	199
	National Retail Properties Inc.	6.875%	10/15/17	25	29
	National Retail Properties Inc.	3.800%	10/15/22	500	509
	National Retail Properties Inc.	3.900%	6/15/24	425	428
	Omega Healthcare Investors Inc.	6.750%	10/15/22	975	1,057
7	Omega Healthcare Investors Inc.	4.950%	4/1/24	275	276
	Piedmont Operating Partnership LP	3.400%	6/1/23	125	119
	Piedmont Operating Partnership LP	4.450%	3/15/24	975	996
	Post Apartment Homes LP	3.375%	12/1/22	100	98
	ProLogis LP	4.500%	8/15/17	75	81
	ProLogis LP	2.750%	2/15/19	875	891
	ProLogis LP	6.875%	3/15/20	300	359
	ProLogis LP	4.250%	8/15/23	250	261
	Realty Income Corp.	2.000%	1/31/18	575	577
	Realty Income Corp.	6.750%	8/15/19	935	1,112

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Realty Income Corp.	3.250%	10/15/22	100	98
Regency Centers LP	5.250%	8/1/15	75	79
Regency Centers LP	3.750%	6/15/24	525	526
Retail Opportunity Investments Corp.	5.000%	12/15/23	150	161
Senior Housing Properties Trust	4.300%	1/15/16	75	78
Senior Housing Properties Trust	3.250%	5/1/19	475	481
Senior Housing Properties Trust	4.750%	5/1/24	175	178
Simon Property Group LP	5.750%	12/1/15	325	345
Simon Property Group LP	5.250%	12/1/16	335	366
Simon Property Group LP	2.800%	1/30/17	425	444
Simon Property Group LP	5.875%	3/1/17	650	726
Simon Property Group LP	2.150%	9/15/17	200	206
Simon Property Group LP	6.125%	5/30/18	450	524
Simon Property Group LP	2.200%	2/1/19	1,400	1,417
Simon Property Group LP	5.650%	2/1/20	700	817
Simon Property Group LP	4.375%	3/1/21	555	610
Simon Property Group LP	4.125%	12/1/21	225	244
Simon Property Group LP	3.375%	3/15/22	250	257
Simon Property Group LP	2.750%	2/1/23	400	386
Simon Property Group LP	3.750%	2/1/24	500	514
Simon Property Group LP	6.750%	2/1/40	300	408
Simon Property Group LP	4.750%	3/15/42	225	239
Tanger Properties LP	6.150%	11/15/15	400	429
Tanger Properties LP	3.875%	12/1/23	125	127
UDR Inc.	4.250%	6/1/18	400	429
UDR Inc.	3.700%	10/1/20	150	158
UDR Inc.	4.625%	1/10/22	125	136
Ventas Realty LP	1.550%	9/26/16	475	480
Ventas Realty LP	1.250%	4/17/17	300	300
Ventas Realty LP	3.750%	5/1/24	200	200
Ventas Realty LP	5.700%	9/30/43	450	523
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	25	26
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	325	328
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	575	618
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	274
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	148
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	494
Vornado Realty LP	2.500%	6/30/19	275	275
Washington REIT	4.950%	10/1/20	125	135
Washington REIT	3.950%	10/15/22	100	100
Weingarten Realty Investors	3.375%	10/15/22	75	74
Weingarten Realty Investors	3.500%	4/15/23	250	245
Weingarten Realty Investors	4.450%	1/15/24	75	78
WP Carey Inc.	4.600%	4/1/24	200	208
				755,963
Industrial (5.8%)
Basic Industry (0.6%)
Agrium Inc.	6.750%	1/15/19	1,350	1,614
Agrium Inc.	3.150%	10/1/22	3,010	2,947
Agrium Inc.	3.500%	6/1/23	275	274
Agrium Inc.	4.900%	6/1/43	125	127
Air Products & Chemicals Inc.	2.000%	8/2/16	275	282
Air Products & Chemicals Inc.	1.200%	10/15/17	225	225
Air Products & Chemicals Inc.	3.000%	11/3/21	190	191
Air Products & Chemicals Inc.	2.750%	2/3/23	200	194
Airgas Inc.	3.250%	10/1/15	225	232
Airgas Inc.	3.650%	7/15/24	750	755
Albemarle Corp.	4.500%	12/15/20	50	54
Allegheny Technologies Inc.	9.375%	6/1/19	450	563
Barrick Gold Corp.	6.950%	4/1/19	350	417
Barrick Gold Corp.	3.850%	4/1/22	600	597
Barrick Gold Corp.	4.100%	5/1/23	1,550	1,543

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Barrick Gold Corp.	5.250%	4/1/42	250	244
Barrick North America Finance LLC	6.800%	9/15/18	475	558
Barrick North America Finance LLC	4.400%	5/30/21	915	956
Barrick North America Finance LLC	7.500%	9/15/38	25	29
Barrick North America Finance LLC	5.700%	5/30/41	750	775
Barrick North America Finance LLC	5.750%	5/1/43	750	776
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	600	665
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	450	460
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,475	1,497
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	390
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	300	304
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	250	301
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	600	617
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	525	523
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	775	815
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,174
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,300	1,432
Braskem Finance Ltd.	6.450%	2/3/24	200	213
Cabot Corp.	2.550%	1/15/18	550	563
Cabot Corp.	3.700%	7/15/22	50	50
Carpenter Technology Corp.	5.200%	7/15/21	575	620
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	200	206
CF Industries Inc.	6.875%	5/1/18	1,725	2,025
CF Industries Inc.	7.125%	5/1/20	825	1,015
CF Industries Inc.	3.450%	6/1/23	575	569
CF Industries Inc.	5.150%	3/15/34	1,000	1,061
CF Industries Inc.	4.950%	6/1/43	375	375
Cliffs Natural Resources Inc.	3.950%	1/15/18	875	887
Cliffs Natural Resources Inc.	5.900%	3/15/20	200	205
Cliffs Natural Resources Inc.	4.800%	10/1/20	150	147
Cliffs Natural Resources Inc.	4.875%	4/1/21	300	296
Cliffs Natural Resources Inc.	6.250%	10/1/40	400	345
Domtar Corp.	6.250%	9/1/42	50	55
Domtar Corp.	6.750%	2/15/44	400	476
Dow Chemical Co.	2.500%	2/15/16	250	257
Dow Chemical Co.	5.700%	5/15/18	100	114
Dow Chemical Co.	8.550%	5/15/19	1,810	2,327
Dow Chemical Co.	4.250%	11/15/20	2,010	2,178
Dow Chemical Co.	4.125%	11/15/21	185	198
Dow Chemical Co.	3.000%	11/15/22	700	688
Dow Chemical Co.	7.375%	11/1/29	100	134
Dow Chemical Co.	9.400%	5/15/39	760	1,242
Dow Chemical Co.	5.250%	11/15/41	525	569
Dow Chemical Co.	4.375%	11/15/42	1,000	957
Eastman Chemical Co.	3.000%	12/15/15	400	413
Eastman Chemical Co.	2.400%	6/1/17	1,750	1,804
Eastman Chemical Co.	3.600%	8/15/22	650	665
Eastman Chemical Co.	4.800%	9/1/42	400	404
Ecolab Inc.	1.000%	8/9/15	900	905
Ecolab Inc.	3.000%	12/8/16	175	183
Ecolab Inc.	1.450%	12/8/17	1,225	1,224
Ecolab Inc.	4.350%	12/8/21	550	602
Ecolab Inc.	5.500%	12/8/41	625	724
EI du Pont de Nemours & Co.	2.750%	4/1/16	375	389
EI du Pont de Nemours & Co.	5.250%	12/15/16	105	116
EI du Pont de Nemours & Co.	6.000%	7/15/18	700	818
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	337
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,420	1,503
EI du Pont de Nemours & Co.	4.250%	4/1/21	850	934
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	73
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	641
EI du Pont de Nemours & Co.	4.900%	1/15/41	450	493
EI du Pont de Nemours & Co.	4.150%	2/15/43	125	122
FMC Corp.	3.950%	2/1/22	150	156

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	FMC Corp.	4.100%	2/1/24	750	782
	Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	125	128
	Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	1,375	1,395
	Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	3,425	3,461
	Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	2,975	2,945
	Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	1,280	1,276
	Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	1,220	1,265
	Georgia-Pacific LLC	7.375%	12/1/25	400	525
	Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,799
	Glencore Canada Corp.	5.500%	6/15/17	250	275
	Goldcorp Inc.	2.125%	3/15/18	975	979
	Goldcorp Inc.	3.700%	3/15/23	600	592
	International Paper Co.	7.500%	8/15/21	910	1,160
	International Paper Co.	4.750%	2/15/22	500	552
	International Paper Co.	3.650%	6/15/24	900	901
	International Paper Co.	7.300%	11/15/39	805	1,085
	International Paper Co.	6.000%	11/15/41	300	353
	International Paper Co.	4.800%	6/15/44	500	500
7	Kinross Gold Corp.	5.950%	3/15/24	700	729
	LYB International Finance BV	4.000%	7/15/23	500	525
	LYB International Finance BV	5.250%	7/15/43	500	546
	LYB International Finance BV	4.875%	3/15/44	700	723
	LyondellBasell Industries NV	5.000%	4/15/19	1,700	1,917
	LyondellBasell Industries NV	6.000%	11/15/21	475	564
	LyondellBasell Industries NV	5.750%	4/15/24	500	589
	Monsanto Co.	2.750%	4/15/16	75	78
	Monsanto Co.	1.150%	6/30/17	1,000	999
	Monsanto Co.	2.125%	7/15/19	800	802
	Monsanto Co.	2.750%	7/15/21	600	601
	Monsanto Co.	2.200%	7/15/22	175	166
	Monsanto Co.	3.375%	7/15/24	600	604
	Monsanto Co.	4.200%	7/15/34	400	404
	Monsanto Co.	5.875%	4/15/38	375	447
	Monsanto Co.	3.600%	7/15/42	250	220
	Monsanto Co.	4.400%	7/15/44	500	500
	Monsanto Co.	4.700%	7/15/64	600	601
	Mosaic Co.	3.750%	11/15/21	650	673
	Mosaic Co.	4.250%	11/15/23	800	843
	Mosaic Co.	5.450%	11/15/33	100	112
	Mosaic Co.	4.875%	11/15/41	130	132
	Mosaic Co.	5.625%	11/15/43	150	170
	Newmont Mining Corp.	5.125%	10/1/19	1,475	1,628
	Newmont Mining Corp.	3.500%	3/15/22	250	241
	Newmont Mining Corp.	5.875%	4/1/35	325	329
	Newmont Mining Corp.	6.250%	10/1/39	500	525
	Newmont Mining Corp.	4.875%	3/15/42	600	540
	Nucor Corp.	5.750%	12/1/17	385	438
	Nucor Corp.	5.850%	6/1/18	875	1,005
	Nucor Corp.	4.125%	9/15/22	200	210
	Nucor Corp.	4.000%	8/1/23	225	232
	Nucor Corp.	6.400%	12/1/37	325	396
	Nucor Corp.	5.200%	8/1/43	400	425
	Packaging Corp. of America	3.900%	6/15/22	275	283
	Packaging Corp. of America	4.500%	11/1/23	425	455
	Placer Dome Inc.	6.450%	10/15/35	375	400
	Plains Exploration & Production Co.	6.500%	11/15/20	520	579
	Plains Exploration & Production Co.	6.875%	2/15/23	649	756
	Plum Creek Timberlands LP	5.875%	11/15/15	225	240
	Plum Creek Timberlands LP	4.700%	3/15/21	275	298
	Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	312
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	675	713
	Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,210	1,360
	Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	50	59
	PPG Industries Inc.	1.900%	1/15/16	375	382

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PPG Industries Inc.	6.650%	3/15/18	700	820
Praxair Inc.	5.200%	3/15/17	25	28
Praxair Inc.	4.500%	8/15/19	175	196
Praxair Inc.	4.050%	3/15/21	925	1,007
Praxair Inc.	3.000%	9/1/21	50	51
Praxair Inc.	2.450%	2/15/22	850	826
Praxair Inc.	3.550%	11/7/42	100	91
Rayonier Inc.	3.750%	4/1/22	125	126
Reliance Steel & Aluminum Co.	4.500%	4/15/23	225	233
Rio Tinto Alcan Inc.	5.000%	6/1/15	875	910
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	390
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	509
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	280	289
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,770
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	1,075	1,409
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	310	324
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	175	188
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	1,000	1,051
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	294
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	620
Rio Tinto Finance USA plc	1.375%	6/17/16	1,050	1,061
Rio Tinto Finance USA plc	2.000%	3/22/17	375	383
Rio Tinto Finance USA plc	2.250%	12/14/18	500	509
Rio Tinto Finance USA plc	3.500%	3/22/22	200	205
Rio Tinto Finance USA plc	4.750%	3/22/42	875	895
Rio Tinto Finance USA plc	4.125%	8/21/42	350	329
Rohm & Haas Co.	7.850%	7/15/29	300	416
RPM International Inc.	6.125%	10/15/19	75	87
RPM International Inc.	3.450%	11/15/22	250	244
Sigma-Aldrich Corp.	3.375%	11/1/20	75	79
Southern Copper Corp.	5.375%	4/16/20	200	221
Southern Copper Corp.	7.500%	7/27/35	1,475	1,712
Southern Copper Corp.	6.750%	4/16/40	250	272
Syngenta Finance NV	3.125%	3/28/22	250	252
Syngenta Finance NV	4.375%	3/28/42	150	152
Teck Resources Ltd.	3.150%	1/15/17	500	521
Teck Resources Ltd.	2.500%	2/1/18	430	438
Teck Resources Ltd.	3.000%	3/1/19	800	818
Teck Resources Ltd.	4.500%	1/15/21	250	263
Teck Resources Ltd.	4.750%	1/15/22	75	79
Teck Resources Ltd.	3.750%	2/1/23	525	511
Teck Resources Ltd.	6.250%	7/15/41	795	862
Teck Resources Ltd.	5.200%	3/1/42	925	887
Teck Resources Ltd.	5.400%	2/1/43	275	274
Vale Canada Ltd.	5.700%	10/15/15	450	477
Vale Canada Ltd.	7.200%	9/15/32	100	112
Vale Overseas Ltd.	6.250%	1/11/16	510	550
Vale Overseas Ltd.	6.250%	1/23/17	200	224
Vale Overseas Ltd.	5.625%	9/15/19	1,075	1,209
Vale Overseas Ltd.	4.625%	9/15/20	1,090	1,171
Vale Overseas Ltd.	4.375%	1/11/22	1,385	1,414
Vale Overseas Ltd.	8.250%	1/17/34	375	469
Vale Overseas Ltd.	6.875%	11/21/36	855	948
Vale Overseas Ltd.	6.875%	11/10/39	1,610	1,797
Vale SA	5.625%	9/11/42	1,050	1,015
Valspar Corp.	7.250%	6/15/19	350	420
Valspar Corp.	4.200%	1/15/22	25	26
Westlake Chemical Corp.	3.600%	7/15/22	50	50
Westvaco Corp.	7.950%	2/15/31	300	388
Weyerhaeuser Co.	7.375%	10/1/19	550	678
Weyerhaeuser Co.	8.500%	1/15/25	150	202
Weyerhaeuser Co.	7.375%	3/15/32	625	846
Weyerhaeuser Co.	6.875%	12/15/33	125	163
Worthington Industries Inc.	4.550%	4/15/26	100	104

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	Yamana Gold Inc.	4.950%	7/15/24	640	641
	Capital Goods (0.5%)
	3M Co.	1.375%	9/29/16	295	300
	3M Co.	6.375%	2/15/28	350	459
	3M Co.	5.700%	3/15/37	105	131
	ABB Finance USA Inc.	1.625%	5/8/17	100	101
	ABB Finance USA Inc.	2.875%	5/8/22	375	372
	ABB Finance USA Inc.	4.375%	5/8/42	150	153
	Acuity Brands Lighting Inc.	6.000%	12/15/19	200	227
	Boeing Capital Corp.	2.125%	8/15/16	115	118
	Boeing Capital Corp.	4.700%	10/27/19	125	141
	Boeing Co.	0.950%	5/15/18	1,425	1,394
	Boeing Co.	6.000%	3/15/19	1,850	2,179
	Boeing Co.	4.875%	2/15/20	525	599
	Boeing Co.	6.625%	2/15/38	100	136
	Boeing Co.	6.875%	3/15/39	250	350
	Boeing Co.	5.875%	2/15/40	795	1,000
	Carlisle Cos. Inc.	3.750%	11/15/22	175	175
	Caterpillar Financial Services Corp.	4.625%	6/1/15	2,050	2,131
	Caterpillar Financial Services Corp.	2.050%	8/1/16	770	790
	Caterpillar Financial Services Corp.	1.300%	3/1/18	825	815
	Caterpillar Financial Services Corp.	5.450%	4/15/18	875	998
	Caterpillar Financial Services Corp.	7.150%	2/15/19	1,235	1,521
	Caterpillar Inc.	1.500%	6/26/17	450	456
	Caterpillar Inc.	3.900%	5/27/21	220	238
	Caterpillar Inc.	2.600%	6/26/22	125	122
	Caterpillar Inc.	3.400%	5/15/24	750	757
	Caterpillar Inc.	6.050%	8/15/36	895	1,108
	Caterpillar Inc.	3.803%	8/15/42	979	903
	Caterpillar Inc.	4.300%	5/15/44	250	249
	Cooper US Inc.	2.375%	1/15/16	1,000	1,025
	Crane Co.	2.750%	12/15/18	300	307
	Crane Co.	4.450%	12/15/23	400	422
	CRH America Inc.	4.125%	1/15/16	500	524
	CRH America Inc.	6.000%	9/30/16	750	832
	CRH America Inc.	5.750%	1/15/21	885	1,025
	Danaher Corp.	2.300%	6/23/16	200	207
	Danaher Corp.	3.900%	6/23/21	150	161
	Deere & Co.	2.600%	6/8/22	700	684
	Deere & Co.	5.375%	10/16/29	455	541
	Deere & Co.	8.100%	5/15/30	2,000	2,953
	Deere & Co.	7.125%	3/3/31	400	550
	Deere & Co.	3.900%	6/9/42	500	474
	Dover Corp.	4.300%	3/1/21	145	159
	Dover Corp.	6.600%	3/15/38	350	468
	Dover Corp.	5.375%	3/1/41	480	558
	Eaton Corp.	1.500%	11/2/17	200	200
	Eaton Corp.	5.600%	5/15/18	550	628
	Eaton Corp.	2.750%	11/2/22	575	557
	Eaton Corp.	4.000%	11/2/32	815	811
	Eaton Corp.	4.150%	11/2/42	75	73
7	Embraer Overseas Ltd.	5.696%	9/16/23	1,166	1,261
	Emerson Electric Co.	5.250%	10/15/18	525	601
	Emerson Electric Co.	4.875%	10/15/19	275	313
	Emerson Electric Co.	4.250%	11/15/20	25	27
	Emerson Electric Co.	2.625%	2/15/23	1,000	975
	Emerson Electric Co.	6.000%	8/15/32	150	189
	Emerson Electric Co.	6.125%	4/15/39	125	159
	Emerson Electric Co.	5.250%	11/15/39	135	156
	Exelis Inc.	4.250%	10/1/16	225	239
	Flowserve Corp.	3.500%	9/15/22	625	616
	Flowserve Corp.	4.000%	11/15/23	375	384
	General Dynamics Corp.	1.000%	11/15/17	1,100	1,091

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Dynamics Corp.	3.875%	7/15/21	750	804
General Dynamics Corp.	2.250%	11/15/22	900	850
General Dynamics Corp.	3.600%	11/15/42	125	114
General Electric Co.	0.850%	10/9/15	925	930
General Electric Co.	5.250%	12/6/17	1,940	2,188
General Electric Co.	2.700%	10/9/22	1,350	1,328
General Electric Co.	3.375%	3/11/24	2,000	2,033
General Electric Co.	4.125%	10/9/42	2,050	2,021
Honeywell International Inc.	5.400%	3/15/16	245	265
Honeywell International Inc.	5.300%	3/15/17	275	306
Honeywell International Inc.	5.300%	3/1/18	150	170
Honeywell International Inc.	5.000%	2/15/19	105	119
Honeywell International Inc.	4.250%	3/1/21	805	891
Honeywell International Inc.	3.350%	12/1/23	1,325	1,349
Honeywell International Inc.	5.700%	3/15/37	105	129
Honeywell International Inc.	5.375%	3/1/41	1,855	2,209
Illinois Tool Works Inc.	6.250%	4/1/19	450	534
Illinois Tool Works Inc.	3.375%	9/15/21	105	110
Illinois Tool Works Inc.	4.875%	9/15/41	105	114
Illinois Tool Works Inc.	3.900%	9/1/42	725	679
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	800	953
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	125	128
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	250	263
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	145
John Deere Capital Corp.	0.700%	9/4/15	50	50
John Deere Capital Corp.	0.750%	1/22/16	275	276
John Deere Capital Corp.	1.850%	9/15/16	185	189
John Deere Capital Corp.	2.000%	1/13/17	375	385
John Deere Capital Corp.	2.800%	9/18/17	550	576
John Deere Capital Corp.	1.200%	10/10/17	475	473
John Deere Capital Corp.	5.750%	9/10/18	530	615
John Deere Capital Corp.	2.250%	4/17/19	150	152
John Deere Capital Corp.	1.700%	1/15/20	550	534
John Deere Capital Corp.	3.900%	7/12/21	125	134
John Deere Capital Corp.	3.150%	10/15/21	105	108
John Deere Capital Corp.	2.750%	3/15/22	75	74
John Deere Capital Corp.	2.800%	1/27/23	1,775	1,745
John Deere Capital Corp.	3.350%	6/12/24	700	703
Joy Global Inc.	6.000%	11/15/16	250	278
Kennametal Inc.	2.650%	11/1/19	200	201
Kennametal Inc.	3.875%	2/15/22	125	126
L-3 Communications Corp.	1.500%	5/28/17	400	400
L-3 Communications Corp.	5.200%	10/15/19	825	926
L-3 Communications Corp.	4.750%	7/15/20	425	466
L-3 Communications Corp.	4.950%	2/15/21	575	635
L-3 Communications Corp.	3.950%	5/28/24	600	605
Lockheed Martin Corp.	7.650%	5/1/16	250	282
Lockheed Martin Corp.	2.125%	9/15/16	245	252
Lockheed Martin Corp.	4.250%	11/15/19	2,005	2,212
Lockheed Martin Corp.	3.350%	9/15/21	80	83
Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,154
Lockheed Martin Corp.	5.500%	11/15/39	180	210
Lockheed Martin Corp.	5.720%	6/1/40	316	377
Martin Marietta Materials Inc.	6.600%	4/15/18	400	458
Mohawk Industries Inc.	3.850%	2/1/23	2,750	2,765
Northrop Grumman Corp.	1.750%	6/1/18	575	573
Northrop Grumman Corp.	3.500%	3/15/21	125	130
Northrop Grumman Corp.	3.250%	8/1/23	400	396
Northrop Grumman Corp.	5.050%	11/15/40	475	514
Northrop Grumman Corp.	4.750%	6/1/43	400	417
Owens Corning	6.500%	12/1/16	1,691	1,886
Owens Corning	4.200%	12/15/22	150	154
Parker Hannifin Corp.	5.500%	5/15/18	1,725	1,962
Parker Hannifin Corp.	3.500%	9/15/22	75	77

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Parker Hannifin Corp.	6.250%	5/15/38	75	96
Pentair Finance SA	1.350%	12/1/15	300	302
Pentair Finance SA	2.650%	12/1/19	500	501
Precision Castparts Corp.	0.700%	12/20/15	225	225
Precision Castparts Corp.	1.250%	1/15/18	1,650	1,638
Precision Castparts Corp.	2.500%	1/15/23	125	120
Precision Castparts Corp.	3.900%	1/15/43	175	168
Raytheon Co.	6.750%	3/15/18	125	147
Raytheon Co.	3.125%	10/15/20	425	440
Raytheon Co.	2.500%	12/15/22	425	408
Raytheon Co.	7.200%	8/15/27	75	98
Raytheon Co.	4.875%	10/15/40	225	247
Raytheon Co.	4.700%	12/15/41	625	671
Republic Services Inc.	3.800%	5/15/18	2,535	2,716
Republic Services Inc.	5.500%	9/15/19	325	373
Republic Services Inc.	5.000%	3/1/20	125	140
Republic Services Inc.	5.250%	11/15/21	50	57
Republic Services Inc.	3.550%	6/1/22	300	310
Republic Services Inc.	6.200%	3/1/40	475	592
Republic Services Inc.	5.700%	5/15/41	500	588
Rockwell Automation Inc.	5.650%	12/1/17	25	28
Rockwell Automation Inc.	6.700%	1/15/28	200	258
Rockwell Automation Inc.	6.250%	12/1/37	325	414
Rockwell Collins Inc.	5.250%	7/15/19	50	56
Rockwell Collins Inc.	3.100%	11/15/21	125	126
Roper Industries Inc.	2.050%	10/1/18	1,175	1,176
Roper Industries Inc.	6.250%	9/1/19	1,275	1,496
Snap-on Inc.	6.125%	9/1/21	200	233
Sonoco Products Co.	4.375%	11/1/21	65	69
Sonoco Products Co.	5.750%	11/1/40	265	306
Stanley Black & Decker Inc.	3.400%	12/1/21	450	463
Stanley Black & Decker Inc.	5.200%	9/1/40	150	167
Textron Inc.	5.600%	12/1/17	125	140
Textron Inc.	7.250%	10/1/19	650	790
Textron Inc.	4.300%	3/1/24	625	648
Tyco International Finance SA	8.500%	1/15/19	200	247
Tyco International Finance SA / Tyco International Ltd.	7.000%	12/15/19	300	359
United Technologies Corp.	1.800%	6/1/17	620	633
United Technologies Corp.	5.375%	12/15/17	1,575	1,787
United Technologies Corp.	6.125%	2/1/19	2,633	3,112
United Technologies Corp.	4.500%	4/15/20	445	499
United Technologies Corp.	3.100%	6/1/22	1,350	1,367
United Technologies Corp.	6.700%	8/1/28	200	261
United Technologies Corp.	7.500%	9/15/29	100	143
United Technologies Corp.	5.400%	5/1/35	400	475
United Technologies Corp.	6.050%	6/1/36	285	361
United Technologies Corp.	6.125%	7/15/38	500	646
United Technologies Corp.	5.700%	4/15/40	525	644
United Technologies Corp.	4.500%	6/1/42	2,225	2,322
Waste Management Inc.	2.600%	9/1/16	205	212
Waste Management Inc.	6.100%	3/15/18	1,100	1,269
Waste Management Inc.	7.375%	3/11/19	80	98
Waste Management Inc.	4.600%	3/1/21	275	304
Waste Management Inc.	3.500%	5/15/24	700	702
Waste Management Inc.	7.100%	8/1/26	325	429
Waste Management Inc.	7.750%	5/15/32	185	263
Waste Management Inc.	6.125%	11/30/39	400	501
Communication (1.0%)
21st Century Fox America Inc.	6.900%	3/1/19	1,160	1,400
21st Century Fox America Inc.	5.650%	8/15/20	500	582
21st Century Fox America Inc.	4.500%	2/15/21	435	477
21st Century Fox America Inc.	3.000%	9/15/22	500	492
21st Century Fox America Inc.	4.000%	10/1/23	275	287

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
21st Century Fox America Inc.	6.550%	3/15/33	892	1,115
21st Century Fox America Inc.	6.200%	12/15/34	825	1,014
21st Century Fox America Inc.	6.400%	12/15/35	1,500	1,875
21st Century Fox America Inc.	8.150%	10/17/36	385	543
21st Century Fox America Inc.	6.150%	3/1/37	345	415
21st Century Fox America Inc.	6.900%	8/15/39	425	555
21st Century Fox America Inc.	5.400%	10/1/43	175	195
Alltel Corp.	6.800%	5/1/29	128	159
America Movil SAB de CV	2.375%	9/8/16	900	925
America Movil SAB de CV	5.625%	11/15/17	350	395
America Movil SAB de CV	5.000%	10/16/19	850	960
America Movil SAB de CV	5.000%	3/30/20	710	794
America Movil SAB de CV	3.125%	7/16/22	200	196
America Movil SAB de CV	6.375%	3/1/35	200	240
America Movil SAB de CV	6.125%	11/15/37	300	351
America Movil SAB de CV	6.125%	3/30/40	2,710	3,202
America Movil SAB de CV	4.375%	7/16/42	425	398
American Tower Corp.	4.500%	1/15/18	1,400	1,525
American Tower Corp.	5.050%	9/1/20	205	229
American Tower Corp.	5.900%	11/1/21	1,500	1,729
American Tower Corp.	3.500%	1/31/23	1,640	1,610
American Tower Corp.	5.000%	2/15/24	1,150	1,247
AT&T Corp.	8.000%	11/15/31	1,001	1,468
AT&T Inc.	2.500%	8/15/15	2,285	2,334
AT&T Inc.	0.900%	2/12/16	500	501
AT&T Inc.	2.950%	5/15/16	160	166
AT&T Inc.	5.625%	6/15/16	525	575
AT&T Inc.	2.400%	8/15/16	445	459
AT&T Inc.	1.600%	2/15/17	500	507
AT&T Inc.	1.700%	6/1/17	2,175	2,204
AT&T Inc.	5.500%	2/1/18	2,385	2,700
AT&T Inc.	5.600%	5/15/18	250	286
AT&T Inc.	2.375%	11/27/18	950	967
AT&T Inc.	5.800%	2/15/19	325	378
AT&T Inc.	2.300%	3/11/19	625	630
AT&T Inc.	4.450%	5/15/21	485	533
AT&T Inc.	3.875%	8/15/21	3,615	3,844
AT&T Inc.	3.000%	2/15/22	600	597
AT&T Inc.	2.625%	12/1/22	875	840
AT&T Inc.	3.900%	3/11/24	450	466
AT&T Inc.	6.450%	6/15/34	945	1,152
AT&T Inc.	6.500%	9/1/37	448	554
AT&T Inc.	6.300%	1/15/38	885	1,072
AT&T Inc.	6.400%	5/15/38	550	678
AT&T Inc.	6.550%	2/15/39	410	508
AT&T Inc.	5.350%	9/1/40	1,755	1,906
AT&T Inc.	5.550%	8/15/41	210	233
AT&T Inc.	4.300%	12/15/42	1,773	1,675
AT&T Inc.	4.800%	6/15/44	2,000	2,038
AT&T Inc.	4.350%	6/15/45	1,306	1,244
AT&T Mobility LLC	7.125%	12/15/31	400	528
Bellsouth Capital Funding Corp.	7.875%	2/15/30	78	104
BellSouth Corp.	6.875%	10/15/31	231	283
BellSouth Corp.	6.550%	6/15/34	261	313
BellSouth Corp.	6.000%	11/15/34	119	133
BellSouth Telecommunications LLC	6.375%	6/1/28	790	918
British Telecommunications plc	1.250%	2/14/17	150	150
British Telecommunications plc	5.950%	1/15/18	1,440	1,647
British Telecommunications plc	2.350%	2/14/19	200	202
British Telecommunications plc	9.625%	12/15/30	1,125	1,794
CBS Corp.	5.750%	4/15/20	360	417
CBS Corp.	4.300%	2/15/21	550	592
CBS Corp.	3.375%	3/1/22	725	727
CBS Corp.	7.875%	7/30/30	400	536

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CBS Corp.	5.500%	5/15/33	200	219
CBS Corp.	4.850%	7/1/42	225	223
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	500	503
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	555	704
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,610
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,032
Comcast Corp.	5.900%	3/15/16	1,265	1,377
Comcast Corp.	5.700%	5/15/18	1,475	1,699
Comcast Corp.	5.700%	7/1/19	1,730	2,024
Comcast Corp.	3.125%	7/15/22	100	101
Comcast Corp.	2.850%	1/15/23	900	894
Comcast Corp.	3.600%	3/1/24	225	231
Comcast Corp.	4.250%	1/15/33	2,450	2,510
Comcast Corp.	7.050%	3/15/33	1,000	1,348
Comcast Corp.	6.500%	11/15/35	1,075	1,394
Comcast Corp.	6.450%	3/15/37	900	1,148
Comcast Corp.	6.950%	8/15/37	1,220	1,649
Comcast Corp.	6.400%	5/15/38	600	766
Comcast Corp.	4.650%	7/15/42	1,125	1,170
Comcast Corp.	4.500%	1/15/43	225	229
Comcast Corp.	4.750%	3/1/44	1,200	1,267
COX Communications Inc.	5.500%	10/1/15	600	636
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	460
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	385
Deutsche Telekom International Finance BV	6.000%	7/8/19	1,025	1,199
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,725	2,523
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	3.125%	2/15/16	75	78
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	1,880	2,190
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.200%	3/15/20	500	563
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.600%	2/15/21	425	464
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.000%	3/1/21	2,725	3,039
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.450%	4/1/24	1,075	1,138
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.350%	3/15/40	275	331
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	3/1/41	1,225	1,477
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.150%	3/15/42	1,075	1,129
Discovery Communications LLC	5.050%	6/1/20	1,150	1,291
Discovery Communications LLC	4.375%	6/15/21	205	222
Discovery Communications LLC	3.300%	5/15/22	125	124
Discovery Communications LLC	3.250%	4/1/23	500	490
Discovery Communications LLC	4.950%	5/15/42	225	229
Discovery Communications LLC	4.875%	4/1/43	175	176
Embarq Corp.	7.082%	6/1/16	425	474
Embarq Corp.	7.995%	6/1/36	405	444
Graham Holdings Co.	7.250%	2/1/19	150	177
Grupo Televisa SAB	6.000%	5/15/18	1,400	1,594
Grupo Televisa SAB	6.625%	3/18/25	450	551
Grupo Televisa SAB	6.625%	1/15/40	500	611
GTE Corp.	6.940%	4/15/28	325	406
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,000	1,004
Interpublic Group of Cos. Inc.	4.200%	4/15/24	825	850
McGraw Hill Financial Inc.	5.900%	11/15/17	150	166
McGraw Hill Financial Inc.	6.550%	11/15/37	350	364
Moody's Corp.	4.500%	9/1/22	1,400	1,472
NBCUniversal Media LLC	2.875%	4/1/16	2,345	2,435
NBCUniversal Media LLC	5.150%	4/30/20	925	1,061
NBCUniversal Media LLC	4.375%	4/1/21	205	226
NBCUniversal Media LLC	6.400%	4/30/40	350	448
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,316
NBCUniversal Media LLC	4.450%	1/15/43	100	100
New Cingular Wireless Services Inc.	8.750%	3/1/31	155	231
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	100	101
Omnicom Group Inc.	5.900%	4/15/16	50	54
Omnicom Group Inc.	6.250%	7/15/19	675	798
Omnicom Group Inc.	4.450%	8/15/20	1,250	1,359

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,132
Orange SA	2.750%	9/14/16	820	851
Orange SA	2.750%	2/6/19	900	922
Orange SA	5.375%	7/8/19	1,025	1,167
Orange SA	4.125%	9/14/21	902	968
Orange SA	9.000%	3/1/31	785	1,179
Orange SA	5.375%	1/13/42	25	27
Orange SA	5.500%	2/6/44	575	639
Pacific Bell Telephone Co.	7.125%	3/15/26	200	257
Qwest Corp.	6.500%	6/1/17	275	312
Qwest Corp.	6.750%	12/1/21	1,910	2,205
Qwest Corp.	7.250%	9/15/25	175	208
Qwest Corp.	6.875%	9/15/33	375	379
Qwest Corp.	7.125%	11/15/43	550	561
Reed Elsevier Capital Inc.	8.625%	1/15/19	259	328
Reed Elsevier Capital Inc.	3.125%	10/15/22	705	694
Rogers Communications Inc.	6.800%	8/15/18	950	1,130
Rogers Communications Inc.	3.000%	3/15/23	230	222
Rogers Communications Inc.	4.100%	10/1/23	225	235
Rogers Communications Inc.	4.500%	3/15/43	250	243
Rogers Communications Inc.	5.000%	3/15/44	1,750	1,830
Telefonica Emisiones SAU	6.421%	6/20/16	475	519
Telefonica Emisiones SAU	3.192%	4/27/18	1,025	1,056
Telefonica Emisiones SAU	5.877%	7/15/19	1,050	1,211
Telefonica Emisiones SAU	5.134%	4/27/20	705	782
Telefonica Emisiones SAU	5.462%	2/16/21	350	396
Telefonica Emisiones SAU	4.570%	4/27/23	2,250	2,373
Telefonica Emisiones SAU	7.045%	6/20/36	690	871
Telefonica Europe BV	8.250%	9/15/30	750	1,021
Thomson Reuters Corp.	1.300%	2/23/17	450	450
Thomson Reuters Corp.	6.500%	7/15/18	50	59
Thomson Reuters Corp.	4.700%	10/15/19	125	138
Thomson Reuters Corp.	4.300%	11/23/23	600	627
Thomson Reuters Corp.	5.500%	8/15/35	350	374
Thomson Reuters Corp.	5.850%	4/15/40	1,425	1,586
Thomson Reuters Corp.	5.650%	11/23/43	625	689
Time Warner Cable Inc.	5.850%	5/1/17	825	928
Time Warner Cable Inc.	6.750%	7/1/18	475	561
Time Warner Cable Inc.	8.250%	4/1/19	700	886
Time Warner Cable Inc.	5.000%	2/1/20	2,695	3,023
Time Warner Cable Inc.	4.125%	2/15/21	500	537
Time Warner Cable Inc.	4.000%	9/1/21	850	907
Time Warner Cable Inc.	6.550%	5/1/37	550	686
Time Warner Cable Inc.	7.300%	7/1/38	1,000	1,343
Time Warner Cable Inc.	6.750%	6/15/39	1,600	2,045
Time Warner Cable Inc.	5.875%	11/15/40	600	701
Time Warner Cable Inc.	5.500%	9/1/41	750	839
Time Warner Cable Inc.	4.500%	9/15/42	475	464
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,080
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	147
United States Cellular Corp.	6.700%	12/15/33	250	255
Verizon Communications Inc.	5.550%	2/15/16	250	269
Verizon Communications Inc.	3.000%	4/1/16	380	394
Verizon Communications Inc.	2.500%	9/15/16	1,430	1,473
Verizon Communications Inc.	2.000%	11/1/16	2,825	2,885
Verizon Communications Inc.	1.350%	6/9/17	2,500	2,501
Verizon Communications Inc.	1.100%	11/1/17	200	198
Verizon Communications Inc.	5.500%	2/15/18	925	1,053
Verizon Communications Inc.	6.100%	4/15/18	155	179
Verizon Communications Inc.	3.650%	9/14/18	3,505	3,746
Verizon Communications Inc.	8.750%	11/1/18	1,470	1,868
Verizon Communications Inc.	4.500%	9/15/20	1,505	1,655
Verizon Communications Inc.	3.450%	3/15/21	300	311
Verizon Communications Inc.	4.600%	4/1/21	1,440	1,588

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,071
Verizon Communications Inc.	2.450%	11/1/22	1,925	1,805
Verizon Communications Inc.	5.150%	9/15/23	8,765	9,804
Verizon Communications Inc.	4.150%	3/15/24	300	312
Verizon Communications Inc.	7.750%	12/1/30	1,135	1,550
Verizon Communications Inc.	6.400%	9/15/33	3,150	3,858
Verizon Communications Inc.	5.050%	3/15/34	675	717
Verizon Communications Inc.	5.850%	9/15/35	500	585
Verizon Communications Inc.	6.250%	4/1/37	775	933
Verizon Communications Inc.	6.400%	2/15/38	1,360	1,667
Verizon Communications Inc.	6.900%	4/15/38	350	450
Verizon Communications Inc.	7.350%	4/1/39	1,200	1,606
Verizon Communications Inc.	6.000%	4/1/41	445	521
Verizon Communications Inc.	4.750%	11/1/41	625	632
Verizon Communications Inc.	3.850%	11/1/42	250	220
Verizon Communications Inc.	6.550%	9/15/43	7,885	9,906
Verizon Maryland LLC	5.125%	6/15/33	1,000	1,019
Verizon New England Inc.	7.875%	11/15/29	250	320
Verizon New York Inc.	7.375%	4/1/32	500	622
Vodafone Group plc	5.625%	2/27/17	2,060	2,295
Vodafone Group plc	1.625%	3/20/17	625	630
Vodafone Group plc	1.250%	9/26/17	1,350	1,344
Vodafone Group plc	1.500%	2/19/18	1,450	1,449
Vodafone Group plc	4.625%	7/15/18	125	139
Vodafone Group plc	5.450%	6/10/19	275	316
Vodafone Group plc	2.500%	9/26/22	200	188
Vodafone Group plc	2.950%	2/19/23	545	527
Vodafone Group plc	7.875%	2/15/30	425	589
Vodafone Group plc	6.250%	11/30/32	350	429
Vodafone Group plc	6.150%	2/27/37	755	900
Vodafone Group plc	4.375%	2/19/43	675	636
WPP Finance 2010	4.750%	11/21/21	221	242
WPP Finance 2010	5.125%	9/7/42	1,050	1,081
Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	4.500%	12/1/23	400	422
Amazon.com Inc.	0.650%	11/27/15	350	351
Amazon.com Inc.	1.200%	11/29/17	650	645
Amazon.com Inc.	2.500%	11/29/22	475	450
American Honda Finance Corp.	1.125%	10/7/16	600	604
American Honda Finance Corp.	2.125%	10/10/18	450	457
AutoZone Inc.	1.300%	1/13/17	350	351
AutoZone Inc.	7.125%	8/1/18	750	895
AutoZone Inc.	3.125%	7/15/23	275	266
BorgWarner Inc.	4.625%	9/15/20	50	55
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	1,600	1,552
Carnival Corp.	1.200%	2/5/16	275	277
Carnival Corp.	3.950%	10/15/20	200	211
Costco Wholesale Corp.	5.500%	3/15/17	875	980
Costco Wholesale Corp.	1.125%	12/15/17	1,825	1,815
Cummins Inc.	3.650%	10/1/23	350	364
Cummins Inc.	4.875%	10/1/43	400	439
CVS Caremark Corp.	3.250%	5/18/15	705	722
CVS Caremark Corp.	1.200%	12/5/16	150	151
CVS Caremark Corp.	5.750%	6/1/17	496	559
CVS Caremark Corp.	2.250%	12/5/18	375	380
CVS Caremark Corp.	4.750%	5/18/20	625	697
CVS Caremark Corp.	2.750%	12/1/22	975	943
CVS Caremark Corp.	4.000%	12/5/23	660	691
CVS Caremark Corp.	6.250%	6/1/27	125	155
CVS Caremark Corp.	6.125%	9/15/39	125	155
CVS Caremark Corp.	5.750%	5/15/41	1,255	1,498
CVS Caremark Corp.	5.300%	12/5/43	425	482

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	Daimler Finance North America LLC	2.625%	9/15/16	225	233
	Daimler Finance North America LLC	8.500%	1/18/31	905	1,371
	Darden Restaurants Inc.	6.200%	10/15/17	150	171
	Darden Restaurants Inc.	4.500%	10/15/21	670	703
	Delphi Corp.	6.125%	5/15/21	300	335
	Delphi Corp.	5.000%	2/15/23	450	485
	Dollar General Corp.	3.250%	4/15/23	950	898
	eBay Inc.	1.625%	10/15/15	125	127
	eBay Inc.	1.350%	7/15/17	625	628
	eBay Inc.	3.250%	10/15/20	125	129
	eBay Inc.	2.600%	7/15/22	825	790
	eBay Inc.	4.000%	7/15/42	75	67
	Expedia Inc.	5.950%	8/15/20	1,750	1,980
	Family Dollar Stores Inc.	5.000%	2/1/21	125	132
	Ford Motor Co.	6.625%	10/1/28	575	708
	Ford Motor Co.	6.375%	2/1/29	275	330
	Ford Motor Co.	7.450%	7/16/31	1,075	1,437
	Ford Motor Co.	4.750%	1/15/43	775	785
	Ford Motor Co.	7.400%	11/1/46	300	410
	Ford Motor Credit Co. LLC	5.625%	9/15/15	325	344
	Ford Motor Credit Co. LLC	4.207%	4/15/16	3,225	3,406
	Ford Motor Credit Co. LLC	1.700%	5/9/16	225	228
	Ford Motor Credit Co. LLC	3.984%	6/15/16	200	211
	Ford Motor Credit Co. LLC	8.000%	12/15/16	525	609
	Ford Motor Credit Co. LLC	4.250%	2/3/17	1,650	1,771
	Ford Motor Credit Co. LLC	6.625%	8/15/17	2,025	2,329
	Ford Motor Credit Co. LLC	1.724%	12/6/17	600	600
	Ford Motor Credit Co. LLC	5.000%	5/15/18	2,425	2,695
	Ford Motor Credit Co. LLC	2.875%	10/1/18	525	543
	Ford Motor Credit Co. LLC	8.125%	1/15/20	775	988
	Ford Motor Credit Co. LLC	5.750%	2/1/21	450	523
	Ford Motor Credit Co. LLC	5.875%	8/2/21	725	850
	Ford Motor Credit Co. LLC	4.250%	9/20/22	1,075	1,144
	Ford Motor Credit Co. LLC	4.375%	8/6/23	850	906
	Gap Inc.	5.950%	4/12/21	2,550	2,933
	Historic TW Inc.	9.150%	2/1/23	975	1,353
	Historic TW Inc.	6.625%	5/15/29	200	254
	Home Depot Inc.	5.400%	3/1/16	1,305	1,407
	Home Depot Inc.	2.250%	9/10/18	2,925	2,994
	Home Depot Inc.	4.400%	4/1/21	1,610	1,796
	Home Depot Inc.	2.700%	4/1/23	600	583
	Home Depot Inc.	3.750%	2/15/24	900	939
	Home Depot Inc.	5.875%	12/16/36	745	919
	Home Depot Inc.	5.950%	4/1/41	375	469
	Home Depot Inc.	4.200%	4/1/43	750	739
	Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,262
	Host Hotels & Resorts LP	3.750%	10/15/23	1,950	1,933
	Hyatt Hotels Corp.	3.375%	7/15/23	1,550	1,512
	International Game Technology	7.500%	6/15/19	600	682
	International Game Technology	5.500%	6/15/20	125	133
	Johnson Controls Inc.	2.600%	12/1/16	150	156
	Johnson Controls Inc.	5.000%	3/30/20	200	223
	Johnson Controls Inc.	4.250%	3/1/21	745	804
	Johnson Controls Inc.	3.750%	12/1/21	175	183
	Johnson Controls Inc.	3.625%	7/2/24	750	754
	Johnson Controls Inc.	6.000%	1/15/36	125	150
	Johnson Controls Inc.	5.700%	3/1/41	205	239
	Johnson Controls Inc.	5.250%	12/1/41	100	110
	Johnson Controls Inc.	4.625%	7/2/44	200	200
	Johnson Controls Inc.	4.950%	7/2/64	175	177
	Kohl's Corp.	6.250%	12/15/17	200	230
	Kohl's Corp.	4.000%	11/1/21	845	881
	Kohl's Corp.	6.000%	1/15/33	225	251
	Kohl's Corp.	6.875%	12/15/37	100	123

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lowe's Cos. Inc.	5.000%	10/15/15	75	79
Lowe's Cos. Inc.	1.625%	4/15/17	925	938
Lowe's Cos. Inc.	6.100%	9/15/17	200	229
Lowe's Cos. Inc.	4.625%	4/15/20	445	497
Lowe's Cos. Inc.	3.750%	4/15/21	205	219
Lowe's Cos. Inc.	3.800%	11/15/21	250	266
Lowe's Cos. Inc.	3.120%	4/15/22	2,125	2,157
Lowe's Cos. Inc.	3.875%	9/15/23	300	316
Lowe's Cos. Inc.	6.875%	2/15/28	367	472
Lowe's Cos. Inc.	5.800%	4/15/40	180	218
Lowe's Cos. Inc.	5.125%	11/15/41	100	111
Lowe's Cos. Inc.	4.650%	4/15/42	1,200	1,257
Lowe's Cos. Inc.	5.000%	9/15/43	100	110
Macy's Retail Holdings Inc.	7.875%	7/15/15	1,660	1,783
Macy's Retail Holdings Inc.	5.900%	12/1/16	239	266
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,000	1,174
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	157
Macy's Retail Holdings Inc.	6.900%	4/1/29	475	595
Macy's Retail Holdings Inc.	6.375%	3/15/37	275	341
Macy's Retail Holdings Inc.	5.125%	1/15/42	1,325	1,405
Marriott International Inc.	6.200%	6/15/16	150	165
Marriott International Inc.	6.375%	6/15/17	50	57
Marriott International Inc.	3.000%	3/1/19	125	129
Marriott International Inc.	3.375%	10/15/20	850	882
MasterCard Inc.	2.000%	4/1/19	250	251
MasterCard Inc.	3.375%	4/1/24	625	634
McDonald's Corp.	5.300%	3/15/17	400	445
McDonald's Corp.	5.800%	10/15/17	550	627
McDonald's Corp.	5.350%	3/1/18	880	999
McDonald's Corp.	2.625%	1/15/22	410	407
McDonald's Corp.	3.250%	6/10/24	1,200	1,205
McDonald's Corp.	6.300%	3/1/38	300	386
McDonald's Corp.	5.700%	2/1/39	25	30
McDonald's Corp.	3.700%	2/15/42	1,225	1,125
McDonald's Corp.	3.625%	5/1/43	275	248
MDC Holdings Inc.	5.500%	1/15/24	350	364
MDC Holdings Inc.	6.000%	1/15/43	300	290
NIKE Inc.	2.250%	5/1/23	50	47
NIKE Inc.	3.625%	5/1/43	125	115
Nordstrom Inc.	4.750%	5/1/20	600	669
Nordstrom Inc.	4.000%	10/15/21	585	625
Nordstrom Inc.	6.950%	3/15/28	200	259
Nordstrom Inc.	5.000%	1/15/44	197	214
NVR Inc.	3.950%	9/15/22	225	228
O'Reilly Automotive Inc.	4.875%	1/14/21	50	55
O'Reilly Automotive Inc.	4.625%	9/15/21	550	595
O'Reilly Automotive Inc.	3.800%	9/1/22	25	26
O'Reilly Automotive Inc.	3.850%	6/15/23	150	153
PACCAR Financial Corp.	1.050%	6/5/15	100	101
PACCAR Financial Corp.	1.150%	8/16/16	625	630
PACCAR Financial Corp.	1.600%	3/15/17	400	405
QVC Inc.	3.125%	4/1/19	525	534
QVC Inc.	5.125%	7/2/22	25	27
QVC Inc.	4.375%	3/15/23	75	76
QVC Inc.	4.850%	4/1/24	525	549
QVC Inc.	5.950%	3/15/43	325	348
Ralph Lauren Corp.	2.125%	9/26/18	200	202
Signet UK Finance plc	4.700%	6/15/24	250	250
Staples Inc.	4.375%	1/12/23	300	301
Starbucks Corp.	0.875%	12/5/16	25	25
Starbucks Corp.	3.850%	10/1/23	800	840
Target Corp.	5.375%	5/1/17	200	224
Target Corp.	6.000%	1/15/18	495	570
Target Corp.	2.300%	6/26/19	2,300	2,316

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Target Corp.	3.875%	7/15/20	145	157
Target Corp.	2.900%	1/15/22	900	902
Target Corp.	3.500%	7/1/24	925	935
Target Corp.	6.350%	11/1/32	450	567
Target Corp.	7.000%	1/15/38	1,081	1,506
Target Corp.	4.000%	7/1/42	500	473
Time Warner Cos. Inc.	6.950%	1/15/28	1,795	2,311
Time Warner Inc.	3.150%	7/15/15	860	884
Time Warner Inc.	2.100%	6/1/19	550	547
Time Warner Inc.	4.875%	3/15/20	1,240	1,389
Time Warner Inc.	4.700%	1/15/21	700	775
Time Warner Inc.	4.750%	3/29/21	600	665
Time Warner Inc.	4.000%	1/15/22	205	216
Time Warner Inc.	4.050%	12/15/23	75	78
Time Warner Inc.	3.550%	6/1/24	525	521
Time Warner Inc.	7.625%	4/15/31	835	1,148
Time Warner Inc.	7.700%	5/1/32	590	822
Time Warner Inc.	6.200%	3/15/40	150	178
Time Warner Inc.	6.100%	7/15/40	825	971
Time Warner Inc.	6.250%	3/29/41	325	390
Time Warner Inc.	5.375%	10/15/41	205	222
Time Warner Inc.	5.350%	12/15/43	125	136
Time Warner Inc.	4.650%	6/1/44	525	516
TJX Cos. Inc.	6.950%	4/15/19	175	213
TJX Cos. Inc.	2.500%	5/15/23	2,100	1,996
Toyota Motor Credit Corp.	0.875%	7/17/15	75	75
Toyota Motor Credit Corp.	2.800%	1/11/16	535	553
Toyota Motor Credit Corp.	2.000%	9/15/16	1,450	1,488
Toyota Motor Credit Corp.	2.050%	1/12/17	950	974
Toyota Motor Credit Corp.	1.250%	10/5/17	1,450	1,450
Toyota Motor Credit Corp.	1.375%	1/10/18	825	825
Toyota Motor Credit Corp.	2.000%	10/24/18	1,125	1,138
Toyota Motor Credit Corp.	2.100%	1/17/19	1,000	1,009
Toyota Motor Credit Corp.	4.250%	1/11/21	300	329
Toyota Motor Credit Corp.	2.750%	5/17/21	500	503
Toyota Motor Credit Corp.	3.400%	9/15/21	305	318
Toyota Motor Credit Corp.	3.300%	1/12/22	650	669
Toyota Motor Credit Corp.	2.625%	1/10/23	550	534
VF Corp.	5.950%	11/1/17	250	287
VF Corp.	3.500%	9/1/21	380	397
VF Corp.	6.450%	11/1/37	150	192
Viacom Inc.	2.500%	12/15/16	250	258
Viacom Inc.	3.500%	4/1/17	540	573
Viacom Inc.	2.500%	9/1/18	175	179
Viacom Inc.	2.200%	4/1/19	625	626
Viacom Inc.	5.625%	9/15/19	650	750
Viacom Inc.	4.500%	3/1/21	245	267
Viacom Inc.	3.875%	12/15/21	2,475	2,589
Viacom Inc.	3.125%	6/15/22	75	74
Viacom Inc.	4.250%	9/1/23	175	184
Viacom Inc.	3.875%	4/1/24	625	636
Viacom Inc.	6.875%	4/30/36	915	1,157
Viacom Inc.	4.375%	3/15/43	212	196
Viacom Inc.	5.850%	9/1/43	1,075	1,232
Viacom Inc.	5.250%	4/1/44	650	686
Wal-Mart Stores Inc.	4.500%	7/1/15	450	469
Wal-Mart Stores Inc.	1.500%	10/25/15	615	624
Wal-Mart Stores Inc.	0.600%	4/11/16	425	426
Wal-Mart Stores Inc.	5.375%	4/5/17	200	224
Wal-Mart Stores Inc.	5.800%	2/15/18	655	755
Wal-Mart Stores Inc.	1.125%	4/11/18	2,225	2,195
Wal-Mart Stores Inc.	1.950%	12/15/18	750	758
Wal-Mart Stores Inc.	3.625%	7/8/20	50	54
Wal-Mart Stores Inc.	3.250%	10/25/20	1,135	1,192

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Wal-Mart Stores Inc.	4.250%	4/15/21	1,615	1,786
	Wal-Mart Stores Inc.	2.550%	4/11/23	575	553
	Wal-Mart Stores Inc.	3.300%	4/22/24	1,200	1,213
	Wal-Mart Stores Inc.	5.875%	4/5/27	2,365	2,935
	Wal-Mart Stores Inc.	5.250%	9/1/35	455	524
	Wal-Mart Stores Inc.	6.500%	8/15/37	960	1,266
	Wal-Mart Stores Inc.	6.200%	4/15/38	800	1,022
	Wal-Mart Stores Inc.	5.000%	10/25/40	1,065	1,185
	Wal-Mart Stores Inc.	5.625%	4/15/41	2,040	2,460
	Wal-Mart Stores Inc.	4.000%	4/11/43	575	550
	Wal-Mart Stores Inc.	4.750%	10/2/43	1,625	1,748
	Wal-Mart Stores Inc.	4.300%	4/22/44	1,200	1,200
	Walgreen Co.	1.800%	9/15/17	2,000	2,019
	Walgreen Co.	5.250%	1/15/19	830	942
	Walgreen Co.	3.100%	9/15/22	1,000	981
	Walt Disney Co.	0.875%	12/1/14	1,125	1,128
	Walt Disney Co.	1.350%	8/16/16	165	167
	Walt Disney Co.	5.625%	9/15/16	500	553
	Walt Disney Co.	0.875%	5/30/17	700	697
	Walt Disney Co.	1.100%	12/1/17	850	845
	Walt Disney Co.	1.850%	5/30/19	725	721
	Walt Disney Co.	2.350%	12/1/22	25	24
	Walt Disney Co.	4.375%	8/16/41	225	231
	Walt Disney Co.	4.125%	12/1/41	1,350	1,325
	Walt Disney Co.	3.700%	12/1/42	450	415
	Walt Disney Co.	4.125%	6/1/44	900	887
	Western Union Co.	5.930%	10/1/16	400	439
	Western Union Co.	6.200%	11/17/36	325	339
	Wyndham Worldwide Corp.	2.950%	3/1/17	425	441
	Wyndham Worldwide Corp.	2.500%	3/1/18	250	254
	Wyndham Worldwide Corp.	4.250%	3/1/22	500	514
	Wyndham Worldwide Corp.	3.900%	3/1/23	175	176
	Yum! Brands Inc.	5.300%	9/15/19	479	534
	Consumer Noncyclical (1.4%)
	Abbott Laboratories	5.125%	4/1/19	996	1,139
	Abbott Laboratories	6.150%	11/30/37	550	710
	Abbott Laboratories	6.000%	4/1/39	200	254
	Abbott Laboratories	5.300%	5/27/40	145	171
	AbbVie Inc.	1.200%	11/6/15	1,525	1,535
	AbbVie Inc.	1.750%	11/6/17	2,525	2,536
	AbbVie Inc.	2.000%	11/6/18	900	902
	AbbVie Inc.	2.900%	11/6/22	2,850	2,755
	AbbVie Inc.	4.400%	11/6/42	1,725	1,668
7	Actavis Funding SCS	1.300%	6/15/17	1,200	1,196
7	Actavis Funding SCS	3.850%	6/15/24	550	553
7	Actavis Funding SCS	4.850%	6/15/44	995	998
	Actavis Inc.	1.875%	10/1/17	250	252
	Actavis Inc.	3.250%	10/1/22	1,950	1,913
	Actavis Inc.	4.625%	10/1/42	625	611
	Allergan Inc.	5.750%	4/1/16	125	135
	Allergan Inc.	1.350%	3/15/18	175	169
	Allergan Inc.	2.800%	3/15/23	125	112
	Altria Group Inc.	9.700%	11/10/18	1,182	1,551
	Altria Group Inc.	9.250%	8/6/19	613	815
	Altria Group Inc.	4.750%	5/5/21	675	744
	Altria Group Inc.	4.000%	1/31/24	100	103
	Altria Group Inc.	9.950%	11/10/38	869	1,440
	Altria Group Inc.	10.200%	2/6/39	768	1,300
	Altria Group Inc.	4.500%	5/2/43	375	361
	Altria Group Inc.	5.375%	1/31/44	775	847
	AmerisourceBergen Corp.	1.150%	5/15/17	200	200
	AmerisourceBergen Corp.	3.500%	11/15/21	850	883
	AmerisourceBergen Corp.	3.400%	5/15/24	300	298

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Amgen Inc.	2.300%	6/15/16	1,880	1,933
	Amgen Inc.	2.500%	11/15/16	390	404
	Amgen Inc.	2.125%	5/15/17	1,375	1,409
	Amgen Inc.	1.250%	5/22/17	700	699
	Amgen Inc.	5.850%	6/1/17	125	141
	Amgen Inc.	5.700%	2/1/19	780	902
	Amgen Inc.	3.450%	10/1/20	275	288
	Amgen Inc.	4.100%	6/15/21	610	657
	Amgen Inc.	3.875%	11/15/21	840	891
	Amgen Inc.	3.625%	5/15/22	625	644
	Amgen Inc.	3.625%	5/22/24	1,000	1,008
	Amgen Inc.	6.375%	6/1/37	400	495
	Amgen Inc.	6.900%	6/1/38	625	817
	Amgen Inc.	6.400%	2/1/39	700	871
	Amgen Inc.	4.950%	10/1/41	100	105
	Amgen Inc.	5.150%	11/15/41	970	1,040
	Amgen Inc.	5.650%	6/15/42	750	855
	Amgen Inc.	5.375%	5/15/43	250	276
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	250	284
	Anheuser-Busch Cos. LLC	6.800%	8/20/32	900	1,183
	Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	2,175	2,184
	Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	500	502
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	1,800	1,811
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	500	480
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	2,200	2,257
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	951
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	550	569
	Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	311
	Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,575	1,579
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	3,020	3,732
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	375	462
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,835	2,115
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,265	2,575
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	150	166
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,122
	Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	250	323
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	750	680
	Archer-Daniels-Midland Co.	5.450%	3/15/18	150	171
	Archer-Daniels-Midland Co.	4.479%	3/1/21	855	946
	Archer-Daniels-Midland Co.	5.935%	10/1/32	350	427
	Archer-Daniels-Midland Co.	5.375%	9/15/35	225	261
	Archer-Daniels-Midland Co.	5.765%	3/1/41	580	716
	Archer-Daniels-Midland Co.	4.016%	4/16/43	250	241
4	Ascension Health Alliance	4.847%	11/15/53	625	684
	AstraZeneca plc	5.900%	9/15/17	285	325
	AstraZeneca plc	6.450%	9/15/37	2,205	2,850
	Avon Products Inc.	2.375%	3/15/16	300	305
	Avon Products Inc.	4.600%	3/15/20	50	52
	Avon Products Inc.	5.000%	3/15/23	150	153
	Avon Products Inc.	6.950%	3/15/43	350	358
	Baptist Health South Florida Obligated Group Revenue	4.590%	8/15/21	100	108
	Baxter International Inc.	4.625%	3/15/15	250	258
	Baxter International Inc.	5.900%	9/1/16	150	166
	Baxter International Inc.	1.850%	1/15/17	150	153
	Baxter International Inc.	2.400%	8/15/22	200	189
	Baxter International Inc.	6.250%	12/1/37	100	127
	Baxter International Inc.	3.650%	8/15/42	750	663
	Beam Suntory Inc.	5.375%	1/15/16	4	4
	Beam Suntory Inc.	1.750%	6/15/18	50	49
	Beam Suntory Inc.	3.250%	5/15/22	25	25
	Beam Suntory Inc.	3.250%	6/15/23	50	49
	Becton Dickinson & Co.	1.750%	11/8/16	60	61
	Becton Dickinson & Co.	5.000%	5/15/19	50	57
	Becton Dickinson & Co.	3.250%	11/12/20	875	912

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Becton Dickinson & Co.	3.125%	11/8/21	440	451
	Boston Scientific Corp.	6.250%	11/15/15	600	643
	Boston Scientific Corp.	2.650%	10/1/18	1,750	1,790
	Boston Scientific Corp.	6.000%	1/15/20	450	525
	Boston Scientific Corp.	4.125%	10/1/23	625	650
	Boston Scientific Corp.	7.000%	11/15/35	75	97
	Boston Scientific Corp.	7.375%	1/15/40	150	207
	Bottling Group LLC	5.500%	4/1/16	1,275	1,383
	Bottling Group LLC	5.125%	1/15/19	525	596
	Bristol-Myers Squibb Co.	1.750%	3/1/19	175	174
	Bristol-Myers Squibb Co.	2.000%	8/1/22	575	534
	Bristol-Myers Squibb Co.	3.250%	11/1/23	250	252
	Bristol-Myers Squibb Co.	5.875%	11/15/36	642	792
	Bristol-Myers Squibb Co.	6.125%	5/1/38	165	208
	Bristol-Myers Squibb Co.	3.250%	8/1/42	225	187
	Bristol-Myers Squibb Co.	4.500%	3/1/44	425	438
	Brown-Forman Corp.	1.000%	1/15/18	350	344
	Brown-Forman Corp.	2.250%	1/15/23	100	93
	Brown-Forman Corp.	3.750%	1/15/43	150	138
	Bunge Ltd. Finance Corp.	4.100%	3/15/16	300	315
	Bunge Ltd. Finance Corp.	3.200%	6/15/17	250	261
	Bunge Ltd. Finance Corp.	8.500%	6/15/19	775	973
	Campbell Soup Co.	3.050%	7/15/17	50	53
	Campbell Soup Co.	4.250%	4/15/21	250	268
	Campbell Soup Co.	3.800%	8/2/42	200	173
	Cardinal Health Inc.	4.000%	6/15/15	100	103
	Cardinal Health Inc.	1.700%	3/15/18	150	149
	Cardinal Health Inc.	4.625%	12/15/20	515	573
	Cardinal Health Inc.	3.200%	3/15/23	275	272
	Cardinal Health Inc.	4.600%	3/15/43	175	178
	CareFusion Corp.	6.375%	8/1/19	240	281
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	200	198
4	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	650	622
	Celgene Corp.	2.450%	10/15/15	75	77
	Celgene Corp.	1.900%	8/15/17	250	253
	Celgene Corp.	2.300%	8/15/18	600	610
	Celgene Corp.	2.250%	5/15/19	450	452
	Celgene Corp.	3.950%	10/15/20	50	53
	Celgene Corp.	3.250%	8/15/22	500	500
	Celgene Corp.	4.000%	8/15/23	400	415
	Celgene Corp.	3.625%	5/15/24	500	501
	Celgene Corp.	5.700%	10/15/40	75	86
	Celgene Corp.	5.250%	8/15/43	250	272
	Celgene Corp.	4.625%	5/15/44	650	651
	Church & Dwight Co. Inc.	3.350%	12/15/15	100	104
	Clorox Co.	3.550%	11/1/15	325	338
	Clorox Co.	3.800%	11/15/21	175	184
	Coca-Cola Co.	1.500%	11/15/15	920	934
	Coca-Cola Co.	5.350%	11/15/17	800	909
	Coca-Cola Co.	1.650%	11/1/18	425	426
	Coca-Cola Co.	4.875%	3/15/19	725	825
	Coca-Cola Co.	2.450%	11/1/20	750	756
	Coca-Cola Co.	3.150%	11/15/20	1,052	1,105
	Coca-Cola Co.	3.300%	9/1/21	1,210	1,259
	Coca-Cola Co.	3.200%	11/1/23	1,650	1,667
	Coca-Cola Enterprises Inc.	2.125%	9/15/15	205	209
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	600	626
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	110
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,238
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,300	1,435
	Coca-Cola HBC Finance BV	5.500%	9/17/15	600	630
	Colgate-Palmolive Co.	1.300%	1/15/17	525	532
	Colgate-Palmolive Co.	1.750%	3/15/19	450	450
	Colgate-Palmolive Co.	2.450%	11/15/21	165	165

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Colgate-Palmolive Co.	2.100%	5/1/23	275	256
Colgate-Palmolive Co.	3.250%	3/15/24	375	381
ConAgra Foods Inc.	1.900%	1/25/18	600	603
ConAgra Foods Inc.	3.250%	9/15/22	1,500	1,471
ConAgra Foods Inc.	3.200%	1/25/23	2,000	1,932
ConAgra Foods Inc.	7.125%	10/1/26	450	569
ConAgra Foods Inc.	7.000%	10/1/28	100	128
ConAgra Foods Inc.	4.650%	1/25/43	150	146
Covidien International Finance SA	6.000%	10/15/17	905	1,035
Covidien International Finance SA	3.200%	6/15/22	1,500	1,514
Covidien International Finance SA	6.550%	10/15/37	630	826
CR Bard Inc.	1.375%	1/15/18	1,825	1,809
CR Bard Inc.	4.400%	1/15/21	165	180
Delhaize Group SA	6.500%	6/15/17	165	187
Delhaize Group SA	5.700%	10/1/40	1,900	2,024
Diageo Capital plc	1.500%	5/11/17	2,600	2,626
Diageo Capital plc	5.750%	10/23/17	690	787
Diageo Capital plc	2.625%	4/29/23	2,000	1,912
Diageo Finance BV	5.300%	10/28/15	625	664
Diageo Investment Corp.	2.875%	5/11/22	300	297
Diageo Investment Corp.	4.250%	5/11/42	150	147
Dignity Health California GO	3.125%	11/1/22	150	143
Dignity Health California GO	4.500%	11/1/42	450	415
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	1,205	1,246
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	925	1,087
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	40	41
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	500	490
Edwards Lifesciences Corp.	2.875%	10/15/18	125	128
Eli Lilly & Co.	5.200%	3/15/17	425	473
Eli Lilly & Co.	1.950%	3/15/19	650	654
Eli Lilly & Co.	5.500%	3/15/27	625	748
Eli Lilly & Co.	5.950%	11/15/37	165	206
Eli Lilly & Co.	4.650%	6/15/44	750	788
Energizer Holdings Inc.	4.700%	5/19/21	150	154
Energizer Holdings Inc.	4.700%	5/24/22	400	411
Estee Lauder Cos. Inc.	2.350%	8/15/22	225	213
Estee Lauder Cos. Inc.	3.700%	8/15/42	4,025	3,639
Express Scripts Holding Co.	2.650%	2/15/17	2,100	2,180
Express Scripts Holding Co.	4.750%	11/15/21	650	720
Express Scripts Holding Co.	3.900%	2/15/22	2,775	2,909
Express Scripts Holding Co.	6.125%	11/15/41	550	666
Flowers Foods Inc.	4.375%	4/1/22	175	184
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	325	306
Genentech Inc.	4.750%	7/15/15	800	836
Genentech Inc.	5.250%	7/15/35	1,125	1,299
General Mills Inc.	5.700%	2/15/17	575	644
General Mills Inc.	5.650%	2/15/19	2,100	2,433
General Mills Inc.	3.150%	12/15/21	425	434
General Mills Inc.	3.650%	2/15/24	525	537
General Mills Inc.	5.400%	6/15/40	245	276
Gilead Sciences Inc.	3.050%	12/1/16	25	26
Gilead Sciences Inc.	2.050%	4/1/19	2,650	2,649
Gilead Sciences Inc.	4.500%	4/1/21	300	333
Gilead Sciences Inc.	4.400%	12/1/21	800	878
Gilead Sciences Inc.	3.700%	4/1/24	1,500	1,538
Gilead Sciences Inc.	5.650%	12/1/41	250	293
Gilead Sciences Inc.	4.800%	4/1/44	1,000	1,062
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	225	226
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	2,895	3,314
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	73
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	352
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,145	2,782
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	296
GlaxoSmithKline Capital plc	1.500%	5/8/17	1,875	1,896

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
GlaxoSmithKline Capital plc	2.850%	5/8/22	200	197
Hasbro Inc.	6.300%	9/15/17	550	625
Hasbro Inc.	6.350%	3/15/40	1,000	1,194
Hershey Co.	5.450%	9/1/16	150	165
Hershey Co.	1.500%	11/1/16	200	204
Hershey Co.	4.125%	12/1/20	190	209
Hormel Foods Corp.	4.125%	4/15/21	75	81
Ingredion Inc.	3.200%	11/1/15	25	26
Ingredion Inc.	4.625%	11/1/20	50	54
Ingredion Inc.	6.625%	4/15/37	75	93
International Flavors & Fragrances Inc.	3.200%	5/1/23	50	49
JM Smucker Co.	3.500%	10/15/21	130	135
Johnson & Johnson	2.150%	5/15/16	500	515
Johnson & Johnson	5.150%	7/15/18	125	143
Johnson & Johnson	1.650%	12/5/18	275	276
Johnson & Johnson	6.730%	11/15/23	245	319
Johnson & Johnson	3.375%	12/5/23	250	261
Johnson & Johnson	6.950%	9/1/29	975	1,373
Johnson & Johnson	4.950%	5/15/33	550	635
Johnson & Johnson	4.375%	12/5/33	250	269
Johnson & Johnson	5.950%	8/15/37	245	317
Johnson & Johnson	5.850%	7/15/38	325	417
Johnson & Johnson	4.500%	12/5/43	200	215
Kaiser Foundation Hospitals	3.500%	4/1/22	100	101
Kaiser Foundation Hospitals	4.875%	4/1/42	200	217
Kellogg Co.	1.875%	11/17/16	1,275	1,302
Kellogg Co.	1.750%	5/17/17	100	101
Kellogg Co.	3.250%	5/21/18	875	921
Kellogg Co.	4.150%	11/15/19	250	271
Kellogg Co.	4.000%	12/15/20	370	393
Kellogg Co.	7.450%	4/1/31	650	847
Kimberly-Clark Corp.	4.875%	8/15/15	650	683
Kimberly-Clark Corp.	6.125%	8/1/17	200	229
Kimberly-Clark Corp.	3.625%	8/1/20	250	268
Kimberly-Clark Corp.	3.875%	3/1/21	560	604
Kimberly-Clark Corp.	2.400%	6/1/23	150	142
Kimberly-Clark Corp.	5.300%	3/1/41	725	846
Kimberly-Clark Corp.	3.700%	6/1/43	175	162
Koninklijke Philips NV	5.750%	3/11/18	750	855
Koninklijke Philips NV	3.750%	3/15/22	2,825	2,949
Koninklijke Philips NV	6.875%	3/11/38	405	539
Koninklijke Philips NV	5.000%	3/15/42	585	639
Kraft Foods Group Inc.	1.625%	6/4/15	200	202
Kraft Foods Group Inc.	2.250%	6/5/17	500	513
Kraft Foods Group Inc.	6.125%	8/23/18	1,160	1,346
Kraft Foods Group Inc.	5.375%	2/10/20	78	89
Kraft Foods Group Inc.	3.500%	6/6/22	300	308
Kraft Foods Group Inc.	6.875%	1/26/39	975	1,273
Kraft Foods Group Inc.	5.000%	6/4/42	900	961
Kroger Co.	4.950%	1/15/15	500	512
Kroger Co.	3.900%	10/1/15	350	364
Kroger Co.	2.200%	1/15/17	525	539
Kroger Co.	6.400%	8/15/17	165	189
Kroger Co.	2.300%	1/15/19	650	657
Kroger Co.	6.150%	1/15/20	410	481
Kroger Co.	3.300%	1/15/21	200	205
Kroger Co.	3.850%	8/1/23	325	333
Kroger Co.	4.000%	2/1/24	400	415
Kroger Co.	8.000%	9/15/29	750	995
Kroger Co.	5.150%	8/1/43	350	378
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	348
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	228
Life Technologies Corp.	3.500%	1/15/16	50	52
Life Technologies Corp.	6.000%	3/1/20	610	713

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Life Technologies Corp.	5.000%	1/15/21	1,100	1,229
	Lorillard Tobacco Co.	3.500%	8/4/16	75	78
	Lorillard Tobacco Co.	2.300%	8/21/17	2,125	2,169
	Lorillard Tobacco Co.	8.125%	6/23/19	450	561
	Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,361
	Lorillard Tobacco Co.	7.000%	8/4/41	75	92
	Mattel Inc.	1.700%	3/15/18	125	125
	Mattel Inc.	3.150%	3/15/23	75	73
	Mattel Inc.	5.450%	11/1/41	130	141
4	Mayo Clinic	3.774%	11/15/43	750	693
4	Mayo Clinic	4.000%	11/15/47	300	284
	McCormick & Co. Inc.	3.900%	7/15/21	100	108
	McCormick & Co. Inc.	3.500%	9/1/23	125	130
	McKesson Corp.	0.950%	12/4/15	1,450	1,456
	McKesson Corp.	3.250%	3/1/16	1,175	1,223
	McKesson Corp.	7.500%	2/15/19	375	461
	McKesson Corp.	2.284%	3/15/19	700	702
	McKesson Corp.	4.750%	3/1/21	485	540
	McKesson Corp.	6.000%	3/1/41	625	753
	Mead Johnson Nutrition Co.	4.900%	11/1/19	625	697
	Mead Johnson Nutrition Co.	5.900%	11/1/39	390	465
	Medco Health Solutions Inc.	2.750%	9/15/15	50	51
	Medco Health Solutions Inc.	7.125%	3/15/18	805	953
	Medco Health Solutions Inc.	4.125%	9/15/20	410	440
	Medtronic Inc.	4.750%	9/15/15	550	579
	Medtronic Inc.	1.375%	4/1/18	1,075	1,067
	Medtronic Inc.	4.450%	3/15/20	175	194
	Medtronic Inc.	4.125%	3/15/21	410	444
	Medtronic Inc.	2.750%	4/1/23	800	773
	Medtronic Inc.	3.625%	3/15/24	1,650	1,690
	Medtronic Inc.	5.550%	3/15/40	75	88
	Medtronic Inc.	4.500%	3/15/42	75	77
	Medtronic Inc.	4.000%	4/1/43	275	262
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	100	109
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	450	434
	Merck & Co. Inc.	6.000%	9/15/17	1,075	1,236
	Merck & Co. Inc.	1.100%	1/31/18	175	172
	Merck & Co. Inc.	3.875%	1/15/21	625	673
	Merck & Co. Inc.	2.400%	9/15/22	600	579
	Merck & Co. Inc.	2.800%	5/18/23	3,825	3,724
	Merck & Co. Inc.	6.550%	9/15/37	1,260	1,687
	Merck & Co. Inc.	3.600%	9/15/42	150	134
	Merck & Co. Inc.	4.150%	5/18/43	275	269
	Merck Sharp & Dohme Corp.	4.000%	6/30/15	760	788
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	280	319
	Merck Sharp & Dohme Corp.	6.400%	3/1/28	300	385
	Merck Sharp & Dohme Corp.	5.950%	12/1/28	250	313
	Merck Sharp & Dohme Corp.	5.850%	6/30/39	100	123
	Molson Coors Brewing Co.	2.000%	5/1/17	125	127
	Molson Coors Brewing Co.	3.500%	5/1/22	75	76
	Molson Coors Brewing Co.	5.000%	5/1/42	275	287
	Mondelez International Inc.	4.125%	2/9/16	1,835	1,929
	Mondelez International Inc.	6.500%	8/11/17	350	403
	Mondelez International Inc.	6.125%	2/1/18	285	327
	Mondelez International Inc.	5.375%	2/10/20	332	381
	Mondelez International Inc.	4.000%	2/1/24	1,000	1,033
	Mondelez International Inc.	6.500%	11/1/31	875	1,097
	Mondelez International Inc.	6.875%	2/1/38	700	913
	Mondelez International Inc.	6.875%	1/26/39	250	328
	Mondelez International Inc.	6.500%	2/9/40	1,130	1,443
	Mylan Inc.	1.800%	6/24/16	100	101
	Mylan Inc.	1.350%	11/29/16	200	201
	Mylan Inc.	2.600%	6/24/18	175	178
	Mylan Inc.	2.550%	3/28/19	425	428

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Mylan Inc.	4.200%	11/29/23	3,325	3,431
	Mylan Inc.	5.400%	11/29/43	275	296
	Newell Rubbermaid Inc.	2.050%	12/1/17	775	785
	Novant Health Inc.	5.850%	11/1/19	300	349
	Novant Health Inc.	4.371%	11/1/43	475	461
	Novartis Capital Corp.	4.400%	4/24/20	225	250
	Novartis Capital Corp.	2.400%	9/21/22	3,000	2,886
	Novartis Capital Corp.	4.400%	5/6/44	1,400	1,454
	Novartis Securities Investment Ltd.	5.125%	2/10/19	2,285	2,604
	Partners Healthcare System Massachusetts GO	3.443%	7/1/21	200	208
	PepsiAmericas Inc.	5.000%	5/15/17	450	499
	PepsiCo Inc.	2.500%	5/10/16	410	423
	PepsiCo Inc.	1.250%	8/13/17	500	502
	PepsiCo Inc.	5.000%	6/1/18	775	874
	PepsiCo Inc.	7.900%	11/1/18	1,725	2,151
	PepsiCo Inc.	2.250%	1/7/19	375	383
	PepsiCo Inc.	3.000%	8/25/21	1,070	1,087
	PepsiCo Inc.	2.750%	3/5/22	2,725	2,695
	PepsiCo Inc.	3.600%	3/1/24	600	619
	PepsiCo Inc.	4.875%	11/1/40	165	179
	PepsiCo Inc.	3.600%	8/13/42	1,000	891
	PerkinElmer Inc.	5.000%	11/15/21	165	178
7	Perrigo Co. plc	1.300%	11/8/16	600	599
7	Perrigo Co. plc	2.300%	11/8/18	650	650
7	Perrigo Co. plc	4.000%	11/15/23	450	457
7	Perrigo Co. plc	5.300%	11/15/43	125	134
	Pfizer Inc.	6.200%	3/15/19	2,535	3,010
	Pfizer Inc.	2.100%	5/15/19	250	252
	Pfizer Inc.	3.000%	6/15/23	450	449
	Pfizer Inc.	3.400%	5/15/24	400	406
	Pfizer Inc.	7.200%	3/15/39	410	578
	Pfizer Inc.	4.300%	6/15/43	2,000	2,016
	Pfizer Inc.	4.400%	5/15/44	300	306
	Philip Morris International Inc.	1.625%	3/20/17	200	203
	Philip Morris International Inc.	1.125%	8/21/17	75	75
	Philip Morris International Inc.	5.650%	5/16/18	2,935	3,369
	Philip Morris International Inc.	4.125%	5/17/21	370	401
	Philip Morris International Inc.	2.625%	3/6/23	1,300	1,262
	Philip Morris International Inc.	6.375%	5/16/38	825	1,055
	Philip Morris International Inc.	4.375%	11/15/41	1,595	1,593
	Philip Morris International Inc.	4.500%	3/20/42	425	433
	Philip Morris International Inc.	3.875%	8/21/42	75	70
	Philip Morris International Inc.	4.125%	3/4/43	300	289
4	Procter & Gamble - Esop	9.360%	1/1/21	736	943
	Procter & Gamble Co.	3.500%	2/15/15	525	536
	Procter & Gamble Co.	1.450%	8/15/16	2,800	2,847
	Procter & Gamble Co.	4.700%	2/15/19	485	547
	Procter & Gamble Co.	6.450%	1/15/26	600	783
	Procter & Gamble Co.	5.550%	3/5/37	980	1,190
	Quest Diagnostics Inc.	5.450%	11/1/15	250	265
	Quest Diagnostics Inc.	2.700%	4/1/19	650	658
	Quest Diagnostics Inc.	4.750%	1/30/20	300	326
	Quest Diagnostics Inc.	4.700%	4/1/21	465	503
	Quest Diagnostics Inc.	4.250%	4/1/24	300	306
	Reynolds American Inc.	1.050%	10/30/15	250	250
	Reynolds American Inc.	6.750%	6/15/17	100	115
	Reynolds American Inc.	7.750%	6/1/18	500	603
	Reynolds American Inc.	3.250%	11/1/22	150	145
	Reynolds American Inc.	4.850%	9/15/23	75	80
	Reynolds American Inc.	4.750%	11/1/42	650	619
	Reynolds American Inc.	6.150%	9/15/43	100	114
	Safeway Inc.	3.400%	12/1/16	50	53
	Safeway Inc.	3.950%	8/15/20	1,255	1,280
	Safeway Inc.	4.750%	12/1/21	25	26

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Safeway Inc.	7.250%	2/1/31	50	52
Sanofi	2.625%	3/29/16	1,400	1,450
Sanofi	1.250%	4/10/18	650	642
Sanofi	4.000%	3/29/21	1,110	1,200
St. Jude Medical Inc.	3.250%	4/15/23	700	695
St. Jude Medical Inc.	4.750%	4/15/43	1,200	1,230
Stryker Corp.	3.000%	1/15/15	100	101
Stryker Corp.	2.000%	9/30/16	315	323
Stryker Corp.	4.375%	1/15/20	100	111
Stryker Corp.	3.375%	5/15/24	1,000	993
Stryker Corp.	4.375%	5/15/44	375	372
Sysco Corp.	5.250%	2/12/18	500	559
Sysco Corp.	5.375%	9/21/35	500	573
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	390	402
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,025	1,051
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	3,375	3,235
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	150	147
Thermo Fisher Scientific Inc.	3.200%	5/1/15	400	409
Thermo Fisher Scientific Inc.	2.250%	8/15/16	1,480	1,519
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	548
Thermo Fisher Scientific Inc.	3.150%	1/15/23	1,375	1,355
Tupperware Brands Corp.	4.750%	6/1/21	175	188
Tyson Foods Inc.	4.500%	6/15/22	725	762
Unilever Capital Corp.	2.750%	2/10/16	500	518
Unilever Capital Corp.	0.850%	8/2/17	2,200	2,183
Unilever Capital Corp.	2.200%	3/6/19	150	152
Unilever Capital Corp.	4.250%	2/10/21	805	886
UST LLC	5.750%	3/1/18	1,175	1,336
Whirlpool Corp.	4.700%	6/1/22	1,325	1,438
Whirlpool Corp.	4.000%	3/1/24	950	977
Whirlpool Corp.	5.150%	3/1/43	150	159
Wyeth LLC	5.500%	2/15/16	410	442
Wyeth LLC	6.450%	2/1/24	1,705	2,108
Wyeth LLC	6.500%	2/1/34	500	653
Wyeth LLC	6.000%	2/15/36	1,225	1,532
Wyeth LLC	5.950%	4/1/37	460	563
Zimmer Holdings Inc.	1.400%	11/30/14	25	25
Zimmer Holdings Inc.	4.625%	11/30/19	205	227
Zimmer Holdings Inc.	3.375%	11/30/21	25	25
Zimmer Holdings Inc.	5.750%	11/30/39	400	463
Zoetis Inc.	1.150%	2/1/16	100	101
Zoetis Inc.	1.875%	2/1/18	75	75
Zoetis Inc.	3.250%	2/1/23	2,000	1,980
Zoetis Inc.	4.700%	2/1/43	150	152
Energy (0.7%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	975
Anadarko Finance Co.	7.500%	5/1/31	500	681
Anadarko Petroleum Corp.	5.950%	9/15/16	745	825
Anadarko Petroleum Corp.	6.375%	9/15/17	275	316
Anadarko Petroleum Corp.	8.700%	3/15/19	1,000	1,288
Anadarko Petroleum Corp.	6.950%	6/15/19	50	61
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,273
Anadarko Petroleum Corp.	7.950%	6/15/39	125	187
Anadarko Petroleum Corp.	6.200%	3/15/40	750	942
Apache Corp.	5.625%	1/15/17	75	84
Apache Corp.	1.750%	4/15/17	300	305
Apache Corp.	6.900%	9/15/18	500	600
Apache Corp.	3.625%	2/1/21	965	1,022
Apache Corp.	3.250%	4/15/22	862	887
Apache Corp.	6.000%	1/15/37	725	885
Apache Corp.	5.100%	9/1/40	850	933
Apache Corp.	5.250%	2/1/42	475	533
Apache Corp.	4.750%	4/15/43	900	945

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Apache Finance Canada Corp.	7.750%	12/15/29	225	324
	Baker Hughes Inc.	7.500%	11/15/18	425	523
	Baker Hughes Inc.	3.200%	8/15/21	205	212
	Baker Hughes Inc.	6.875%	1/15/29	400	534
	Baker Hughes Inc.	5.125%	9/15/40	795	903
	BJ Services Co.	6.000%	6/1/18	400	460
	BP Capital Markets plc	3.125%	10/1/15	800	826
	BP Capital Markets plc	3.200%	3/11/16	1,830	1,911
	BP Capital Markets plc	1.846%	5/5/17	1,375	1,404
	BP Capital Markets plc	1.375%	11/6/17	975	976
	BP Capital Markets plc	1.375%	5/10/18	750	743
	BP Capital Markets plc	2.241%	9/26/18	900	915
	BP Capital Markets plc	4.750%	3/10/19	600	673
	BP Capital Markets plc	2.237%	5/10/19	125	126
	BP Capital Markets plc	4.500%	10/1/20	950	1,054
	BP Capital Markets plc	4.742%	3/11/21	3,260	3,645
	BP Capital Markets plc	3.561%	11/1/21	1,050	1,095
	BP Capital Markets plc	3.245%	5/6/22	50	51
	BP Capital Markets plc	2.500%	11/6/22	325	310
	BP Capital Markets plc	2.750%	5/10/23	1,050	1,010
	BP Capital Markets plc	3.994%	9/26/23	350	368
	BP Capital Markets plc	3.814%	2/10/24	150	155
	Burlington Resources Finance Co.	7.400%	12/1/31	600	844
	Cameron International Corp.	1.600%	4/30/15	350	353
	Cameron International Corp.	3.600%	4/30/22	775	795
	Cameron International Corp.	3.700%	6/15/24	300	303
	Canadian Natural Resources Ltd.	5.700%	5/15/17	615	690
	Canadian Natural Resources Ltd.	3.450%	11/15/21	125	130
	Canadian Natural Resources Ltd.	3.800%	4/15/24	350	360
	Canadian Natural Resources Ltd.	7.200%	1/15/32	500	657
	Canadian Natural Resources Ltd.	6.450%	6/30/33	400	501
	Canadian Natural Resources Ltd.	6.500%	2/15/37	425	539
	Canadian Natural Resources Ltd.	6.250%	3/15/38	750	930
	Cenovus Energy Inc.	3.000%	8/15/22	100	99
	Cenovus Energy Inc.	3.800%	9/15/23	1,000	1,033
	Cenovus Energy Inc.	6.750%	11/15/39	825	1,077
	Cenovus Energy Inc.	4.450%	9/15/42	325	322
	Cenovus Energy Inc.	5.200%	9/15/43	200	220
	Chevron Corp.	0.889%	6/24/16	400	403
	Chevron Corp.	1.718%	6/24/18	1,250	1,260
	Chevron Corp.	4.950%	3/3/19	475	541
	Chevron Corp.	2.355%	12/5/22	1,825	1,752
	Chevron Corp.	3.191%	6/24/23	425	431
	ConocoPhillips	5.200%	5/15/18	425	481
	ConocoPhillips	5.750%	2/1/19	1,985	2,312
	ConocoPhillips	6.000%	1/15/20	180	214
	ConocoPhillips	5.900%	10/15/32	150	186
	ConocoPhillips	5.900%	5/15/38	305	384
	ConocoPhillips	6.500%	2/1/39	1,160	1,549
	ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	275	305
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	508
	ConocoPhillips Co.	2.400%	12/15/22	125	120
	ConocoPhillips Holding Co.	6.950%	4/15/29	275	376
	Continental Resources Inc.	5.000%	9/15/22	1,100	1,197
	Continental Resources Inc.	4.500%	4/15/23	950	1,014
7	Continental Resources Inc.	3.800%	6/1/24	800	806
7	Continental Resources Inc.	4.900%	6/1/44	350	361
	Devon Energy Corp.	2.400%	7/15/16	100	103
	Devon Energy Corp.	6.300%	1/15/19	1,500	1,765
	Devon Energy Corp.	4.000%	7/15/21	975	1,036
	Devon Energy Corp.	7.950%	4/15/32	25	35
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,513
	Devon Financing Co. LLC	7.875%	9/30/31	425	596
	Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	104

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Diamond Offshore Drilling Inc.	5.875%	5/1/19	575	670
Diamond Offshore Drilling Inc.	3.450%	11/1/23	125	125
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	254
Diamond Offshore Drilling Inc.	4.875%	11/1/43	425	429
Encana Corp.	3.900%	11/15/21	890	944
Encana Corp.	7.200%	11/1/31	625	800
Encana Corp.	6.500%	2/1/38	500	629
Encana Corp.	5.150%	11/15/41	50	54
EOG Resources Inc.	5.625%	6/1/19	1,425	1,658
EOG Resources Inc.	4.100%	2/1/21	150	163
EOG Resources Inc.	2.625%	3/15/23	700	674
EQT Corp.	8.125%	6/1/19	400	499
FMC Technologies Inc.	2.000%	10/1/17	200	203
FMC Technologies Inc.	3.450%	10/1/22	125	124
Halliburton Co.	2.000%	8/1/18	400	404
Halliburton Co.	5.900%	9/15/18	25	29
Halliburton Co.	3.250%	11/15/21	40	41
Halliburton Co.	3.500%	8/1/23	950	974
Halliburton Co.	6.700%	9/15/38	580	782
Halliburton Co.	7.450%	9/15/39	450	650
Halliburton Co.	4.500%	11/15/41	730	759
Halliburton Co.	4.750%	8/1/43	350	377
Hess Corp.	8.125%	2/15/19	1,395	1,757
Hess Corp.	3.500%	7/15/24	200	200
Hess Corp.	7.875%	10/1/29	150	206
Hess Corp.	7.125%	3/15/33	375	497
Hess Corp.	6.000%	1/15/40	225	270
Hess Corp.	5.600%	2/15/41	925	1,069
Husky Energy Inc.	7.250%	12/15/19	505	629
Husky Energy Inc.	3.950%	4/15/22	775	821
Husky Energy Inc.	6.800%	9/15/37	100	132
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,283
Kerr-McGee Corp.	7.875%	9/15/31	150	212
Marathon Oil Corp.	0.900%	11/1/15	400	402
Marathon Oil Corp.	6.000%	10/1/17	100	114
Marathon Oil Corp.	5.900%	3/15/18	225	257
Marathon Oil Corp.	2.800%	11/1/22	2,000	1,941
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,367
Marathon Petroleum Corp.	5.125%	3/1/21	750	850
Marathon Petroleum Corp.	6.500%	3/1/41	150	185
Murphy Oil Corp.	2.500%	12/1/17	575	589
Murphy Oil Corp.	3.700%	12/1/22	150	149
Murphy Oil Corp.	5.125%	12/1/42	275	272
Nabors Industries Inc.	2.350%	9/15/16	125	128
Nabors Industries Inc.	6.150%	2/15/18	870	995
Nabors Industries Inc.	9.250%	1/15/19	125	161
Nabors Industries Inc.	5.000%	9/15/20	100	112
Nabors Industries Inc.	5.100%	9/15/23	425	467
National Oilwell Varco Inc.	1.350%	12/1/17	300	300
National Oilwell Varco Inc.	2.600%	12/1/22	3,075	2,961
National Oilwell Varco Inc.	3.950%	12/1/42	400	380
Noble Energy Inc.	8.250%	3/1/19	1,690	2,131
Noble Energy Inc.	4.150%	12/15/21	875	938
Noble Energy Inc.	6.000%	3/1/41	900	1,077
Noble Energy Inc.	5.250%	11/15/43	450	495
Noble Holding International Ltd.	3.450%	8/1/15	75	77
Noble Holding International Ltd.	3.050%	3/1/16	310	320
Noble Holding International Ltd.	2.500%	3/15/17	225	230
Noble Holding International Ltd.	4.900%	8/1/20	250	276
Noble Holding International Ltd.	3.950%	3/15/22	100	102
Noble Holding International Ltd.	6.200%	8/1/40	200	229
Noble Holding International Ltd.	6.050%	3/1/41	300	338
Noble Holding International Ltd.	5.250%	3/15/42	225	232
Occidental Petroleum Corp.	2.500%	2/1/16	1,220	1,257

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Occidental Petroleum Corp.	4.125%	6/1/16	1,493	1,592
Occidental Petroleum Corp.	1.750%	2/15/17	225	229
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,848
Occidental Petroleum Corp.	3.125%	2/15/22	750	760
Petro-Canada	6.050%	5/15/18	1,350	1,561
Petro-Canada	7.875%	6/15/26	100	135
Petro-Canada	5.350%	7/15/33	450	503
Petro-Canada	5.950%	5/15/35	500	593
Petro-Canada	6.800%	5/15/38	250	331
Petrohawk Energy Corp.	7.250%	8/15/18	1,000	1,045
Petrohawk Energy Corp.	6.250%	6/1/19	1,500	1,620
Phillips 66	2.950%	5/1/17	1,550	1,624
Phillips 66	4.300%	4/1/22	4,000	4,324
Phillips 66	5.875%	5/1/42	425	507
Pioneer Natural Resources Co.	6.875%	5/1/18	225	266
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,130
Pride International Inc.	8.500%	6/15/19	1,125	1,434
Pride International Inc.	6.875%	8/15/20	1,400	1,702
Pride International Inc.	7.875%	8/15/40	375	550
Rowan Cos. Inc.	7.875%	8/1/19	125	153
Rowan Cos. Inc.	4.875%	6/1/22	750	806
Rowan Cos. Inc.	4.750%	1/15/24	125	132
Rowan Cos. Inc.	5.400%	12/1/42	500	503
Rowan Cos. Inc.	5.850%	1/15/44	225	243
Schlumberger Investment SA	3.650%	12/1/23	2,550	2,648
Shell International Finance BV	3.250%	9/22/15	200	207
Shell International Finance BV	0.625%	12/4/15	275	276
Shell International Finance BV	5.200%	3/22/17	300	333
Shell International Finance BV	1.125%	8/21/17	700	698
Shell International Finance BV	1.900%	8/10/18	400	405
Shell International Finance BV	2.000%	11/15/18	1,050	1,064
Shell International Finance BV	4.300%	9/22/19	3,000	3,333
Shell International Finance BV	2.375%	8/21/22	1,025	987
Shell International Finance BV	2.250%	1/6/23	175	165
Shell International Finance BV	3.400%	8/12/23	400	408
Shell International Finance BV	6.375%	12/15/38	820	1,076
Shell International Finance BV	5.500%	3/25/40	750	894
Shell International Finance BV	3.625%	8/21/42	450	408
Shell International Finance BV	4.550%	8/12/43	1,000	1,048
Southwestern Energy Co.	4.100%	3/15/22	875	927
Suncor Energy Inc.	6.100%	6/1/18	100	116
Suncor Energy Inc.	6.500%	6/15/38	2,140	2,752
Suncor Energy Inc.	6.850%	6/1/39	310	414
Talisman Energy Inc.	7.750%	6/1/19	990	1,227
Talisman Energy Inc.	3.750%	2/1/21	2,350	2,431
Talisman Energy Inc.	6.250%	2/1/38	500	581
Tosco Corp.	8.125%	2/15/30	1,150	1,692
Total Capital Canada Ltd.	1.450%	1/15/18	1,225	1,227
Total Capital Canada Ltd.	2.750%	7/15/23	425	413
Total Capital International SA	1.000%	8/12/16	300	302
Total Capital International SA	2.100%	6/19/19	1,900	1,904
Total Capital International SA	2.750%	6/19/21	1,350	1,366
Total Capital International SA	2.875%	2/17/22	1,400	1,395
Total Capital International SA	2.700%	1/25/23	1,700	1,645
Total Capital International SA	3.700%	1/15/24	875	906
Total Capital International SA	3.750%	4/10/24	750	779
Total Capital SA	2.300%	3/15/16	1,060	1,091
Total Capital SA	2.125%	8/10/18	850	864
Total Capital SA	4.450%	6/24/20	425	474
Total Capital SA	4.125%	1/28/21	512	557
Transocean Inc.	4.950%	11/15/15	625	659
Transocean Inc.	5.050%	12/15/16	1,400	1,521
Transocean Inc.	2.500%	10/15/17	100	102
Transocean Inc.	6.000%	3/15/18	925	1,045

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Transocean Inc.	6.500%	11/15/20	345	399
Transocean Inc.	6.375%	12/15/21	175	202
Transocean Inc.	3.800%	10/15/22	325	321
Transocean Inc.	7.500%	4/15/31	300	362
Transocean Inc.	7.350%	12/15/41	925	1,167
Valero Energy Corp.	9.375%	3/15/19	1,675	2,203
Valero Energy Corp.	6.125%	2/1/20	850	1,005
Valero Energy Corp.	7.500%	4/15/32	875	1,151
Valero Energy Corp.	6.625%	6/15/37	855	1,059
Weatherford International LLC	6.800%	6/15/37	400	487
Weatherford International Ltd.	6.000%	3/15/18	425	482
Weatherford International Ltd.	9.625%	3/1/19	1,243	1,630
Weatherford International Ltd.	4.500%	4/15/22	775	825
Weatherford International Ltd.	6.500%	8/1/36	800	947
XTO Energy Inc.	6.250%	8/1/17	400	461
XTO Energy Inc.	5.500%	6/15/18	400	461
Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	400	453
Cintas Corp. No 2	3.250%	6/1/22	150	149
Fluor Corp.	3.375%	9/15/21	150	155
Howard Hughes Medical Institute	3.500%	9/1/23	625	644
URS Corp.	3.850%	4/1/17	189	197
URS Corp.	5.000%	4/1/22	325	332
Technology (0.6%)
Adobe Systems Inc.	4.750%	2/1/20	325	361
Agilent Technologies Inc.	5.500%	9/14/15	550	581
Agilent Technologies Inc.	6.500%	11/1/17	350	402
Agilent Technologies Inc.	5.000%	7/15/20	600	662
Agilent Technologies Inc.	3.200%	10/1/22	1,300	1,262
Altera Corp.	1.750%	5/15/17	150	152
Altera Corp.	2.500%	11/15/18	1,125	1,143
Altera Corp.	4.100%	11/15/23	2,750	2,855
Amphenol Corp.	2.550%	1/30/19	1,650	1,674
Amphenol Corp.	4.000%	2/1/22	75	77
Analog Devices Inc.	3.000%	4/15/16	50	52
Analog Devices Inc.	2.875%	6/1/23	375	359
Apple Inc.	0.450%	5/3/16	900	898
Apple Inc.	1.050%	5/5/17	2,075	2,077
Apple Inc.	1.000%	5/3/18	1,300	1,273
Apple Inc.	2.100%	5/6/19	1,250	1,257
Apple Inc.	2.850%	5/6/21	1,825	1,842
Apple Inc.	2.400%	5/3/23	2,800	2,649
Apple Inc.	3.450%	5/6/24	1,875	1,888
Apple Inc.	3.850%	5/4/43	1,400	1,290
Apple Inc.	4.450%	5/6/44	650	654
Applied Materials Inc.	2.650%	6/15/16	75	78
Applied Materials Inc.	4.300%	6/15/21	1,435	1,562
Applied Materials Inc.	5.850%	6/15/41	125	146
Arrow Electronics Inc.	3.375%	11/1/15	600	619
Arrow Electronics Inc.	4.500%	3/1/23	400	418
Autodesk Inc.	1.950%	12/15/17	550	555
Autodesk Inc.	3.600%	12/15/22	100	99
Baidu Inc.	2.750%	6/9/19	350	351
Baidu Inc.	3.500%	11/28/22	1,500	1,474
Broadcom Corp.	2.700%	11/1/18	1,840	1,905
Broadcom Corp.	2.500%	8/15/22	600	568
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	78
CA Inc.	5.375%	12/1/19	205	231
CA Inc.	4.500%	8/15/23	150	159

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cisco Systems Inc.	5.500%	2/22/16	500	540
Cisco Systems Inc.	1.100%	3/3/17	425	426
Cisco Systems Inc.	3.150%	3/14/17	1,100	1,161
Cisco Systems Inc.	4.950%	2/15/19	1,550	1,752
Cisco Systems Inc.	2.125%	3/1/19	1,325	1,334
Cisco Systems Inc.	4.450%	1/15/20	2,775	3,079
Cisco Systems Inc.	2.900%	3/4/21	225	229
Cisco Systems Inc.	3.625%	3/4/24	400	411
Cisco Systems Inc.	5.900%	2/15/39	425	516
Cisco Systems Inc.	5.500%	1/15/40	1,205	1,401
Computer Sciences Corp.	6.500%	3/15/18	125	145
Corning Inc.	6.625%	5/15/19	50	60
Corning Inc.	3.700%	11/15/23	500	516
Corning Inc.	4.700%	3/15/37	925	967
Corning Inc.	5.750%	8/15/40	340	408
Dun & Bradstreet Corp.	2.875%	11/15/15	150	154
EMC Corp.	1.875%	6/1/18	1,460	1,470
EMC Corp.	2.650%	6/1/20	1,445	1,455
EMC Corp.	3.375%	6/1/23	710	719
Equifax Inc.	6.300%	7/1/17	125	142
Fidelity National Information Services Inc.	2.000%	4/15/18	100	99
Fidelity National Information Services Inc.	5.000%	3/15/22	350	370
Fidelity National Information Services Inc.	3.500%	4/15/23	1,500	1,475
Fidelity National Information Services Inc.	3.875%	6/5/24	325	326
Fiserv Inc.	3.125%	10/1/15	150	154
Fiserv Inc.	3.125%	6/15/16	585	608
Fiserv Inc.	6.800%	11/20/17	475	550
Google Inc.	2.125%	5/19/16	50	52
Google Inc.	3.625%	5/19/21	350	374
Harris Corp.	5.950%	12/1/17	200	228
Harris Corp.	6.150%	12/15/40	25	29
Hewlett-Packard Co.	2.125%	9/13/15	575	585
Hewlett-Packard Co.	2.650%	6/1/16	225	232
Hewlett-Packard Co.	3.000%	9/15/16	325	338
Hewlett-Packard Co.	5.400%	3/1/17	225	249
Hewlett-Packard Co.	2.600%	9/15/17	400	414
Hewlett-Packard Co.	5.500%	3/1/18	1,175	1,330
Hewlett-Packard Co.	2.750%	1/14/19	2,650	2,718
Hewlett-Packard Co.	3.750%	12/1/20	700	729
Hewlett-Packard Co.	4.300%	6/1/21	150	160
Hewlett-Packard Co.	4.375%	9/15/21	650	696
Hewlett-Packard Co.	4.650%	12/9/21	2,175	2,367
Hewlett-Packard Co.	6.000%	9/15/41	610	701
Intel Corp.	1.950%	10/1/16	975	1,001
Intel Corp.	1.350%	12/15/17	4,510	4,510
Intel Corp.	3.300%	10/1/21	200	207
Intel Corp.	2.700%	12/15/22	700	680
Intel Corp.	4.000%	12/15/32	475	474
Intel Corp.	4.800%	10/1/41	1,955	2,072
Intel Corp.	4.250%	12/15/42	775	760
International Business Machines Corp.	2.000%	1/5/16	275	281
International Business Machines Corp.	1.950%	7/22/16	300	308
International Business Machines Corp.	1.250%	2/6/17	1,150	1,159
International Business Machines Corp.	5.700%	9/14/17	4,000	4,555
International Business Machines Corp.	1.250%	2/8/18	2,555	2,549
International Business Machines Corp.	1.950%	2/12/19	675	679
International Business Machines Corp.	1.625%	5/15/20	670	647
International Business Machines Corp.	2.900%	11/1/21	200	203
International Business Machines Corp.	3.375%	8/1/23	800	806

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	International Business Machines Corp.	3.625%	2/12/24	1,200	1,233
	International Business Machines Corp.	5.600%	11/30/39	1,114	1,329
	International Business Machines Corp.	4.000%	6/20/42	423	404
	Jabil Circuit Inc.	5.625%	12/15/20	250	272
	Juniper Networks Inc.	3.100%	3/15/16	75	77
	Juniper Networks Inc.	4.600%	3/15/21	360	387
	Juniper Networks Inc.	5.950%	3/15/41	150	166
	KLA-Tencor Corp.	6.900%	5/1/18	1,700	1,999
	Leidos Holdings Inc.	4.450%	12/1/20	485	497
	Leidos Holdings Inc.	5.950%	12/1/40	75	75
	Leidos Inc.	5.500%	7/1/33	100	97
	Lexmark International Inc.	6.650%	6/1/18	375	425
	Maxim Integrated Products Inc.	3.375%	3/15/23	50	49
	Microsoft Corp.	1.625%	9/25/15	200	203
	Microsoft Corp.	1.000%	5/1/18	400	393
	Microsoft Corp.	1.625%	12/6/18	900	903
	Microsoft Corp.	4.200%	6/1/19	460	510
	Microsoft Corp.	3.000%	10/1/20	250	261
	Microsoft Corp.	2.125%	11/15/22	225	215
	Microsoft Corp.	2.375%	5/1/23	750	725
	Microsoft Corp.	3.625%	12/15/23	750	784
	Microsoft Corp.	5.200%	6/1/39	629	714
	Microsoft Corp.	4.500%	10/1/40	125	129
	Microsoft Corp.	5.300%	2/8/41	600	693
	Microsoft Corp.	3.500%	11/15/42	850	756
	Microsoft Corp.	3.750%	5/1/43	185	171
	Microsoft Corp.	4.875%	12/15/43	350	385
	Motorola Solutions Inc.	3.750%	5/15/22	400	397
	Motorola Solutions Inc.	7.500%	5/15/25	75	95
	NetApp Inc.	3.375%	6/15/21	900	903
	Oracle Corp.	5.250%	1/15/16	1,900	2,037
	Oracle Corp.	1.200%	10/15/17	1,150	1,148
	Oracle Corp.	5.750%	4/15/18	1,415	1,625
	Oracle Corp.	2.375%	1/15/19	525	534
	Oracle Corp.	5.000%	7/8/19	1,175	1,340
	Oracle Corp.	2.250%	10/8/19	1,350	1,348
	Oracle Corp.	2.800%	7/8/21	1,350	1,348
	Oracle Corp.	2.500%	10/15/22	1,225	1,171
	Oracle Corp.	3.400%	7/8/24	1,350	1,347
	Oracle Corp.	4.300%	7/8/34	1,350	1,349
	Oracle Corp.	6.500%	4/15/38	625	802
	Oracle Corp.	6.125%	7/8/39	645	811
	Oracle Corp.	5.375%	7/15/40	1,125	1,273
	Oracle Corp.	4.500%	7/8/44	275	275
	Pitney Bowes Inc.	4.625%	3/15/24	1,050	1,087
7	Seagate HDD Cayman	3.750%	11/15/18	675	690
	Seagate HDD Cayman	7.000%	11/1/21	400	454
7	Seagate HDD Cayman	4.750%	6/1/23	2,500	2,512
7	Seagate HDD Cayman	4.750%	1/1/25	750	743
	Symantec Corp.	2.750%	9/15/15	50	51
	Symantec Corp.	2.750%	6/15/17	500	517
	Symantec Corp.	4.200%	9/15/20	75	78
	Symantec Corp.	3.950%	6/15/22	400	406
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	475	492
	Texas Instruments Inc.	0.450%	8/3/15	300	300
	Texas Instruments Inc.	2.375%	5/16/16	175	181
	Texas Instruments Inc.	1.650%	8/3/19	1,000	983
	Total System Services Inc.	2.375%	6/1/18	125	125
	Tyco Electronics Group SA	6.550%	10/1/17	355	410
	Tyco Electronics Group SA	7.125%	10/1/37	600	787
	Verisk Analytics Inc.	4.125%	9/12/22	300	307
	Xerox Corp.	6.400%	3/15/16	375	410
	Xerox Corp.	6.750%	2/1/17	350	397
	Xerox Corp.	2.950%	3/15/17	325	339

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Xerox Corp.	6.350%	5/15/18	1,580	1,835
	Xerox Corp.	2.750%	3/15/19	250	255
	Xerox Corp.	5.625%	12/15/19	550	632
	Xerox Corp.	2.800%	5/15/20	300	300
	Xerox Corp.	4.500%	5/15/21	835	901
	Xerox Corp.	3.800%	5/15/24	125	124
	Xilinx Inc.	2.125%	3/15/19	325	326
	Xilinx Inc.	3.000%	3/15/21	1,275	1,287
	Transportation (0.2%)
4,7	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	263	268
4,7	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	170	184
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	75	84
	Burlington Northern Santa Fe LLC	5.750%	3/15/18	625	717
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	289
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	442
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	426
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	400	402
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	399
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	125	123
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	412
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	899
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	155
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	500	624
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	406
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	425	484
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	568
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	198
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	225	224
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	300	320
	Canadian National Railway Co.	1.450%	12/15/16	925	938
	Canadian National Railway Co.	5.550%	3/1/19	265	306
	Canadian National Railway Co.	2.850%	12/15/21	550	553
	Canadian National Railway Co.	6.250%	8/1/34	350	446
	Canadian National Railway Co.	6.200%	6/1/36	350	448
	Canadian National Railway Co.	6.375%	11/15/37	500	664
	Canadian Pacific Railway Co.	6.500%	5/15/18	250	293
	Canadian Pacific Railway Co.	4.450%	3/15/23	1,125	1,235
	Canadian Pacific Railway Co.	7.125%	10/15/31	450	593
	Canadian Pacific Railway Co.	5.950%	5/15/37	275	340
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,541	1,702
	Con-way Inc.	6.700%	5/1/34	350	382
4	Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	3/15/19	223	239
4	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	120	141
4	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	1,188	1,242
4	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	437	449
	CSX Corp.	5.600%	5/1/17	25	28
	CSX Corp.	7.900%	5/1/17	126	148
	CSX Corp.	6.250%	3/15/18	725	843
	CSX Corp.	7.375%	2/1/19	2,065	2,527
	CSX Corp.	3.700%	10/30/20	205	218
	CSX Corp.	6.220%	4/30/40	174	218
	CSX Corp.	5.500%	4/15/41	425	489
	CSX Corp.	4.750%	5/30/42	1,420	1,487
	CSX Corp.	4.100%	3/15/44	800	755
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	195	231
4	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	12/17/19	445	522
4	Delta Air Lines 2010-1 Class A Pass Through Trust	6.200%	1/2/20	36	40
4	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	73	79
4	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	67	73
	FedEx Corp.	8.000%	1/15/19	125	156
	FedEx Corp.	2.625%	8/1/22	50	48
	FedEx Corp.	3.875%	8/1/42	200	179

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Hawaiian Airlines 2013-1 Class A Pass Through
	Certificates	3.900%	1/15/26	1,100	1,095
	JB Hunt Transport Services Inc.	3.375%	9/15/15	450	463
	JB Hunt Transport Services Inc.	3.850%	3/15/24	200	205
	Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	24
	Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	1,500	1,406
	Kansas City Southern Railway Co.	4.300%	5/15/43	225	212
	Norfolk Southern Corp.	5.750%	1/15/16	175	188
	Norfolk Southern Corp.	7.700%	5/15/17	400	471
	Norfolk Southern Corp.	5.750%	4/1/18	100	114
	Norfolk Southern Corp.	5.900%	6/15/19	835	978
	Norfolk Southern Corp.	3.250%	12/1/21	25	26
	Norfolk Southern Corp.	2.903%	2/15/23	780	759
	Norfolk Southern Corp.	5.590%	5/17/25	14	16
	Norfolk Southern Corp.	4.837%	10/1/41	665	706
	Norfolk Southern Corp.	3.950%	10/1/42	525	493
	Norfolk Southern Corp.	6.000%	5/23/11	650	773
	Norfolk Southern Railway Co.	9.750%	6/15/20	116	157
4	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	11/1/19	250	287
	Ryder System Inc.	3.600%	3/1/16	400	418
	Ryder System Inc.	5.850%	11/1/16	75	82
	Ryder System Inc.	2.450%	11/15/18	1,000	1,018
	Ryder System Inc.	2.350%	2/26/19	1,550	1,557
	Ryder System Inc.	2.550%	6/1/19	800	810
	Southwest Airlines Co.	5.750%	12/15/16	200	221
	Southwest Airlines Co.	5.125%	3/1/17	400	437
4	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	113	130
	Union Pacific Corp.	2.750%	4/15/23	275	269
	Union Pacific Corp.	6.625%	2/1/29	400	523
	Union Pacific Corp.	4.750%	9/15/41	750	812
	Union Pacific Corp.	4.250%	4/15/43	400	401
	Union Pacific Corp.	4.750%	12/15/43	275	298
	Union Pacific Corp.	4.821%	2/1/44	1,089	1,193
	Union Pacific Corp.	4.850%	6/15/44	800	884
4	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	700	733
4	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	750	768
	United Parcel Service Inc.	1.125%	10/1/17	800	799
	United Parcel Service Inc.	5.500%	1/15/18	1,000	1,141
	United Parcel Service Inc.	5.125%	4/1/19	175	200
	United Parcel Service Inc.	3.125%	1/15/21	965	1,005
	United Parcel Service Inc.	2.450%	10/1/22	925	898
	United Parcel Service Inc.	6.200%	1/15/38	1,160	1,509
	United Parcel Service Inc.	3.625%	10/1/42	675	620
4	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	100	102
4	US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	72	76
					1,330,343
Utilities (1.2%)
	Electric (0.8%)
	AEP Texas Central Co.	6.650%	2/15/33	400	514
	Alabama Power Co.	5.500%	10/15/17	550	621
	Alabama Power Co.	3.550%	12/1/23	1,700	1,763
	Alabama Power Co.	4.100%	1/15/42	1,000	995
	Alabama Power Co.	3.850%	12/1/42	125	120
	Ameren Illinois Co.	6.125%	11/15/17	25	29
	Ameren Illinois Co.	2.700%	9/1/22	1,200	1,181
	American Electric Power Co. Inc.	1.650%	12/15/17	325	327
	Appalachian Power Co.	5.800%	10/1/35	100	119
	Appalachian Power Co.	6.700%	8/15/37	500	655
	Appalachian Power Co.	7.000%	4/1/38	260	354
	Arizona Public Service Co.	5.500%	9/1/35	550	648
	Arizona Public Service Co.	5.050%	9/1/41	575	649
	Arizona Public Service Co.	4.500%	4/1/42	25	26
	Arizona Public Service Co.	4.700%	1/15/44	400	436

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Atlantic City Electric Co.	7.750%	11/15/18	900	1,098
	Baltimore Gas & Electric Co.	3.350%	7/1/23	950	964
	Berkshire Hathaway Energy Co.	1.100%	5/15/17	1,000	996
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	125
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	525	542
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	975	1,207
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,493
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	370	477
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	475	532
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	239
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	643
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	550	579
	Cleco Power LLC	6.000%	12/1/40	175	214
	Cleveland Electric Illuminating Co.	5.700%	4/1/17	259	283
	Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	240
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	873
	CMS Energy Corp.	8.750%	6/15/19	500	645
	CMS Energy Corp.	5.050%	3/15/22	500	564
	CMS Energy Corp.	3.875%	3/1/24	900	930
	CMS Energy Corp.	4.700%	3/31/43	350	358
	CMS Energy Corp.	4.875%	3/1/44	300	315
	Commonwealth Edison Co.	5.950%	8/15/16	200	221
	Commonwealth Edison Co.	1.950%	9/1/16	115	118
	Commonwealth Edison Co.	6.150%	9/15/17	600	689
	Commonwealth Edison Co.	5.800%	3/15/18	150	172
	Commonwealth Edison Co.	5.900%	3/15/36	100	124
	Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,372
	Commonwealth Edison Co.	4.600%	8/15/43	1,750	1,876
	Commonwealth Edison Co.	4.700%	1/15/44	900	976
	Connecticut Light & Power Co.	5.500%	2/1/19	2,000	2,283
	Connecticut Light & Power Co.	6.350%	6/1/36	250	326
	Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	625	668
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,100	1,323
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	343
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,054
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	509
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	475	450
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,300	1,328
	Constellation Energy Group Inc.	4.550%	6/15/15	175	181
	Constellation Energy Group Inc.	5.150%	12/1/20	1,495	1,685
	Consumers Energy Co.	6.125%	3/15/19	1,000	1,181
	Consumers Energy Co.	6.700%	9/15/19	495	602
	Consumers Energy Co.	2.850%	5/15/22	1,150	1,151
	Consumers Energy Co.	3.375%	8/15/23	925	951
	Delmarva Power & Light Co.	3.500%	11/15/23	125	128
	Delmarva Power & Light Co.	4.000%	6/1/42	225	218
	Dominion Resources Inc.	2.250%	9/1/15	750	764
	Dominion Resources Inc.	5.600%	11/15/16	470	520
	Dominion Resources Inc.	1.400%	9/15/17	100	100
	Dominion Resources Inc.	6.000%	11/30/17	550	630
	Dominion Resources Inc.	4.450%	3/15/21	125	138
	Dominion Resources Inc.	2.750%	9/15/22	100	97
	Dominion Resources Inc.	5.250%	8/1/33	200	225
	Dominion Resources Inc.	4.900%	8/1/41	550	575
	Dominion Resources Inc.	4.050%	9/15/42	325	302
4	Dominion Resources Inc.	7.500%	6/30/66	175	190
	DTE Electric Co.	3.450%	10/1/20	410	434
	DTE Electric Co.	3.900%	6/1/21	100	108
	DTE Electric Co.	2.650%	6/15/22	325	319
	DTE Electric Co.	3.650%	3/15/24	1,575	1,633
	DTE Electric Co.	3.375%	3/1/25	175	177
	DTE Electric Co.	5.700%	10/1/37	125	152
	DTE Electric Co.	3.950%	6/15/42	900	865
	DTE Energy Co.	3.500%	6/1/24	700	706

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Carolinas LLC	7.000%	11/15/18	660	799
	Duke Energy Carolinas LLC	4.300%	6/15/20	500	552
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,030	1,116
	Duke Energy Carolinas LLC	6.000%	12/1/28	300	368
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,100	1,373
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	32
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	833
	Duke Energy Carolinas LLC	4.250%	12/15/41	800	810
	Duke Energy Carolinas LLC	4.000%	9/30/42	425	412
	Duke Energy Corp.	3.350%	4/1/15	375	383
	Duke Energy Corp.	1.625%	8/15/17	625	631
	Duke Energy Corp.	2.100%	6/15/18	1,000	1,011
	Duke Energy Corp.	5.050%	9/15/19	175	199
	Duke Energy Corp.	3.050%	8/15/22	200	199
	Duke Energy Corp.	3.950%	10/15/23	225	236
	Duke Energy Corp.	3.750%	4/15/24	200	205
	Duke Energy Florida Inc.	5.100%	12/1/15	410	436
	Duke Energy Florida Inc.	5.650%	6/15/18	50	57
	Duke Energy Florida Inc.	4.550%	4/1/20	1,375	1,530
	Duke Energy Florida Inc.	6.350%	9/15/37	525	694
	Duke Energy Indiana Inc.	3.750%	7/15/20	185	198
	Duke Energy Indiana Inc.	4.200%	3/15/42	475	476
	Duke Energy Indiana Inc.	4.900%	7/15/43	850	943
	Duke Energy Progress Inc.	5.300%	1/15/19	675	772
	Duke Energy Progress Inc.	3.000%	9/15/21	750	765
	Duke Energy Progress Inc.	4.375%	3/30/44	525	547
	El Paso Electric Co.	6.000%	5/15/35	175	206
	Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,326
	Entergy Gulf States Louisiana LLC	6.000%	5/1/18	150	170
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,500	1,773
	Entergy Louisiana LLC	5.400%	11/1/24	1,175	1,373
	Exelon Corp.	4.900%	6/15/15	500	520
	Exelon Generation Co. LLC	6.200%	10/1/17	930	1,062
	Exelon Generation Co. LLC	4.000%	10/1/20	575	607
	Exelon Generation Co. LLC	5.600%	6/15/42	121	131
	Florida Power & Light Co.	5.550%	11/1/17	75	85
	Florida Power & Light Co.	2.750%	6/1/23	1,325	1,303
	Florida Power & Light Co.	5.950%	10/1/33	100	126
	Florida Power & Light Co.	5.625%	4/1/34	225	275
	Florida Power & Light Co.	4.950%	6/1/35	50	56
	Florida Power & Light Co.	6.200%	6/1/36	50	65
	Florida Power & Light Co.	5.850%	5/1/37	560	705
	Florida Power & Light Co.	5.950%	2/1/38	175	221
	Florida Power & Light Co.	5.960%	4/1/39	225	288
	Florida Power & Light Co.	4.125%	2/1/42	75	75
	Florida Power & Light Co.	3.800%	12/15/42	625	595
	Georgia Power Co.	0.750%	8/10/15	125	125
	Georgia Power Co.	5.950%	2/1/39	150	186
	Georgia Power Co.	4.750%	9/1/40	125	133
	Iberdrola International BV	6.750%	7/15/36	175	217
	Indiana Michigan Power Co.	3.200%	3/15/23	475	472
4	Integrys Energy Group Inc.	6.110%	12/1/66	300	308
	Interstate Power & Light Co.	6.250%	7/15/39	100	129
	ITC Holdings Corp.	4.050%	7/1/23	175	181
	ITC Holdings Corp.	5.300%	7/1/43	200	220
	Jersey Central Power & Light Co.	5.625%	5/1/16	350	377
	Jersey Central Power & Light Co.	5.650%	6/1/17	350	389
	Jersey Central Power & Light Co.	6.150%	6/1/37	200	229
4	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	170	178
	Kansas City Power & Light Co.	6.050%	11/15/35	200	240
	Kansas City Power & Light Co.	5.300%	10/1/41	830	931
	Kentucky Utilities Co.	1.625%	11/1/15	1,030	1,044
	Kentucky Utilities Co.	3.250%	11/1/20	200	208

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kentucky Utilities Co.	4.650%	11/15/43	875	936
	LG&E & KU Energy LLC	2.125%	11/15/15	125	127
	LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,214
	Louisville Gas & Electric Co.	1.625%	11/15/15	300	304
	Louisville Gas & Electric Co.	5.125%	11/15/40	100	116
	Louisville Gas & Electric Co.	4.650%	11/15/43	625	673
	MidAmerican Energy Co.	5.950%	7/15/17	560	637
	MidAmerican Energy Co.	6.750%	12/30/31	725	966
	Mississippi Power Co.	4.250%	3/15/42	375	367
	National Rural Utilities Cooperative Finance Corp.	3.050%	3/1/16	125	130
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,025	1,161
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	1,100	1,482
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	900	900
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	625	635
7	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	469	474
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	120	121
4	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	100
	Nevada Power Co.	6.500%	5/15/18	1,200	1,406
	Nevada Power Co.	6.650%	4/1/36	410	553
	Nevada Power Co.	5.450%	5/15/41	500	599
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	1,000	1,006
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	615	667
	NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,125	1,134
4	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	225	226
4	NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	275	286
	Northern States Power Co.	5.250%	3/1/18	950	1,071
	Northern States Power Co.	6.200%	7/1/37	250	324
	Northern States Power Co.	5.350%	11/1/39	175	207
	Northern States Power Co.	4.125%	5/15/44	100	101
	NSTAR Electric Co.	5.625%	11/15/17	525	595
	NSTAR LLC	4.500%	11/15/19	1,245	1,371
	Oglethorpe Power Corp.	6.100%	3/15/19	925	1,079
	Oglethorpe Power Corp.	5.950%	11/1/39	100	123
	Oglethorpe Power Corp.	5.375%	11/1/40	380	433
	Ohio Power Co.	6.000%	6/1/16	480	527
	Ohio Power Co.	6.050%	5/1/18	100	115
	Oklahoma Gas & Electric Co.	5.850%	6/1/40	150	186
	Oklahoma Gas & Electric Co.	3.900%	5/1/43	875	840
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	330	394
7	Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,075	1,078
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	255
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	843
	Pacific Gas & Electric Co.	5.625%	11/30/17	250	283
	Pacific Gas & Electric Co.	8.250%	10/15/18	275	344
	Pacific Gas & Electric Co.	3.500%	10/1/20	410	431
	Pacific Gas & Electric Co.	4.250%	5/15/21	225	246
	Pacific Gas & Electric Co.	3.250%	9/15/21	1,750	1,804
	Pacific Gas & Electric Co.	3.250%	6/15/23	575	575
	Pacific Gas & Electric Co.	3.750%	2/15/24	150	155
	Pacific Gas & Electric Co.	6.050%	3/1/34	1,235	1,523
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,234
	Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,259
	Pacific Gas & Electric Co.	5.400%	1/15/40	500	574
	Pacific Gas & Electric Co.	4.450%	4/15/42	600	612
	Pacific Gas & Electric Co.	4.600%	6/15/43	625	653
	Pacific Gas & Electric Co.	4.750%	2/15/44	200	213
	PacifiCorp	2.950%	2/1/22	1,000	1,012
	PacifiCorp	3.600%	4/1/24	500	518
	PacifiCorp	5.250%	6/15/35	475	553
	PacifiCorp	5.750%	4/1/37	410	503
	PacifiCorp	6.250%	10/15/37	600	778
	PacifiCorp	4.100%	2/1/42	350	345
	Peco Energy Co.	1.200%	10/15/16	350	352
	Peco Energy Co.	5.350%	3/1/18	125	141

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania Electric Co.	6.050%	9/1/17	75	85
Pennsylvania Electric Co.	5.200%	4/1/20	205	227
Pepco Holdings Inc.	2.700%	10/1/15	680	694
PG&E Corp.	2.400%	3/1/19	1,650	1,665
Potomac Electric Power Co.	6.500%	11/15/37	400	538
PPL Capital Funding Inc.	3.950%	3/15/24	550	570
PPL Capital Funding Inc.	5.000%	3/15/44	450	481
PPL Electric Utilities Corp.	3.000%	9/15/21	410	418
PPL Electric Utilities Corp.	6.250%	5/15/39	100	130
PPL Electric Utilities Corp.	5.200%	7/15/41	700	816
PPL Electric Utilities Corp.	4.750%	7/15/43	1,000	1,102
Progress Energy Inc.	5.625%	1/15/16	205	220
Progress Energy Inc.	3.150%	4/1/22	500	502
Progress Energy Inc.	7.750%	3/1/31	625	882
Progress Energy Inc.	6.000%	12/1/39	410	512
PSEG Power LLC	5.500%	12/1/15	450	480
PSEG Power LLC	5.320%	9/15/16	615	672
PSEG Power LLC	5.125%	4/15/20	150	168
PSEG Power LLC	4.150%	9/15/21	50	53
Public Service Co. of Colorado	5.800%	8/1/18	100	115
Public Service Co. of Colorado	5.125%	6/1/19	175	200
Public Service Co. of Colorado	3.200%	11/15/20	1,000	1,042
Public Service Co. of Colorado	6.250%	9/1/37	300	397
Public Service Co. of Colorado	3.600%	9/15/42	225	207
Public Service Co. of Colorado	4.300%	3/15/44	200	207
Public Service Co. of New Hampshire	3.500%	11/1/23	75	77
Public Service Co. of Oklahoma	5.150%	12/1/19	600	683
Public Service Co. of Oklahoma	4.400%	2/1/21	500	548
Public Service Co. of Oklahoma	6.625%	11/15/37	275	357
Public Service Electric & Gas Co.	5.300%	5/1/18	394	447
Public Service Electric & Gas Co.	2.300%	9/15/18	450	461
Public Service Electric & Gas Co.	1.800%	6/1/19	200	198
Public Service Electric & Gas Co.	2.375%	5/15/23	225	214
Public Service Electric & Gas Co.	5.375%	11/1/39	300	357
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,484
Public Service Electric & Gas Co.	4.000%	6/1/44	100	98
Puget Energy Inc.	6.500%	12/15/20	250	302
Puget Energy Inc.	6.000%	9/1/21	400	472
Puget Sound Energy Inc.	5.483%	6/1/35	100	118
Puget Sound Energy Inc.	6.274%	3/15/37	500	656
Puget Sound Energy Inc.	5.757%	10/1/39	495	616
Puget Sound Energy Inc.	5.638%	4/15/41	1,390	1,707
Puget Sound Energy Inc.	4.434%	11/15/41	275	288
San Diego Gas & Electric Co.	5.300%	11/15/15	100	106
San Diego Gas & Electric Co.	3.000%	8/15/21	150	154
San Diego Gas & Electric Co.	6.000%	6/1/26	500	621
San Diego Gas & Electric Co.	5.350%	5/15/35	100	118
San Diego Gas & Electric Co.	6.125%	9/15/37	252	325
San Diego Gas & Electric Co.	5.350%	5/15/40	500	597
San Diego Gas & Electric Co.	4.500%	8/15/40	255	270
SCANA Corp.	4.750%	5/15/21	205	224
Sierra Pacific Power Co.	6.000%	5/15/16	525	576
Sierra Pacific Power Co.	6.750%	7/1/37	400	539
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,100	1,311
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	599
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	190
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	120
South Carolina Electric & Gas Co.	4.350%	2/1/42	200	206
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,075	1,146
South Carolina Electric & Gas Co.	4.500%	6/1/64	200	203
Southern California Edison Co.	5.000%	1/15/16	275	294
Southern California Edison Co.	1.125%	5/1/17	550	551
Southern California Edison Co.	3.875%	6/1/21	350	377
Southern California Edison Co.	3.500%	10/1/23	300	310

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Southern California Edison Co.	6.650%	4/1/29	225	290
	Southern California Edison Co.	5.750%	4/1/35	508	623
	Southern California Edison Co.	5.350%	7/15/35	1,460	1,713
	Southern California Edison Co.	4.500%	9/1/40	205	215
	Southern California Edison Co.	4.050%	3/15/42	425	418
	Southern California Edison Co.	3.900%	3/15/43	475	454
	Southern California Edison Co.	4.650%	10/1/43	600	644
	Southern Co.	1.950%	9/1/16	410	420
	Southern Power Co.	4.875%	7/15/15	1,325	1,385
	Southern Power Co.	5.150%	9/15/41	1,210	1,336
	Southern Power Co.	5.250%	7/15/43	500	557
	Southwestern Electric Power Co.	5.875%	3/1/18	25	28
	Southwestern Electric Power Co.	6.450%	1/15/19	250	295
	Southwestern Electric Power Co.	6.200%	3/15/40	75	94
	Southwestern Public Service Co.	4.500%	8/15/41	100	106
	Tampa Electric Co.	6.100%	5/15/18	1,575	1,823
	Tampa Electric Co.	2.600%	9/15/22	75	73
	Tampa Electric Co.	6.550%	5/15/36	375	494
	TECO Finance Inc.	4.000%	3/15/16	100	105
	TECO Finance Inc.	6.572%	11/1/17	330	380
	TECO Finance Inc.	5.150%	3/15/20	125	141
	TransAlta Corp.	6.650%	5/15/18	100	113
	TransAlta Corp.	6.500%	3/15/40	175	182
	Tucson Electric Power Co.	5.150%	11/15/21	130	145
	UIL Holdings Corp.	4.625%	10/1/20	100	107
	Union Electric Co.	6.700%	2/1/19	235	282
	Union Electric Co.	3.500%	4/15/24	1,450	1,482
	Virginia Electric & Power Co.	5.400%	1/15/16	700	751
	Virginia Electric & Power Co.	2.950%	1/15/22	750	758
	Virginia Electric & Power Co.	6.000%	1/15/36	500	627
	Virginia Electric & Power Co.	6.000%	5/15/37	550	695
	Virginia Electric & Power Co.	6.350%	11/30/37	600	792
	Virginia Electric & Power Co.	8.875%	11/15/38	100	166
	Virginia Electric & Power Co.	4.000%	1/15/43	850	820
	Westar Energy Inc.	8.625%	12/1/18	1,394	1,786
	Westar Energy Inc.	4.125%	3/1/42	525	521
	Westar Energy Inc.	4.100%	4/1/43	225	223
	Westar Energy Inc.	4.625%	9/1/43	150	161
	Wisconsin Electric Power Co.	4.250%	12/15/19	175	193
	Wisconsin Electric Power Co.	2.950%	9/15/21	635	647
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	242
	Wisconsin Electric Power Co.	4.250%	6/1/44	100	102
4	Wisconsin Energy Corp.	6.250%	5/15/67	525	545
	Wisconsin Power & Light Co.	5.000%	7/15/19	25	28
	Wisconsin Power & Light Co.	2.250%	11/15/22	275	262
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	396
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	70
	Xcel Energy Inc.	5.613%	4/1/17	631	704
	Xcel Energy Inc.	4.700%	5/15/20	305	341
	Xcel Energy Inc.	6.500%	7/1/36	635	828
	Natural Gas (0.4%)
	AGL Capital Corp.	3.500%	9/15/21	1,250	1,305
	AGL Capital Corp.	5.875%	3/15/41	125	154
	AGL Capital Corp.	4.400%	6/1/43	125	127
	Atmos Energy Corp.	8.500%	3/15/19	1,500	1,919
	Atmos Energy Corp.	5.500%	6/15/41	800	960
	Boardwalk Pipelines LP	5.500%	2/1/17	200	218
	Boardwalk Pipelines LP	3.375%	2/1/23	325	303
	British Transco Finance Inc.	6.625%	6/1/18	430	504
	Buckeye Partners LP	6.050%	1/15/18	25	28
	Buckeye Partners LP	2.650%	11/15/18	100	102
	Buckeye Partners LP	4.875%	2/1/21	650	707
	CenterPoint Energy Resources Corp.	6.150%	5/1/16	505	553

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CenterPoint Energy Resources Corp.	6.000%	5/15/18	150	173
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	291
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	75	91
	DCP Midstream LLC	8.125%	8/16/30	1,000	1,311
	DCP Midstream Operating LP	3.250%	10/1/15	175	180
	DCP Midstream Operating LP	2.500%	12/1/17	225	231
	DCP Midstream Operating LP	2.700%	4/1/19	175	177
	DCP Midstream Operating LP	4.950%	4/1/22	75	82
	DCP Midstream Operating LP	3.875%	3/15/23	725	733
	DCP Midstream Operating LP	5.600%	4/1/44	350	387
7	Dominion Gas Holdings LLC	3.550%	11/1/23	1,000	1,016
7	Dominion Gas Holdings LLC	4.800%	11/1/43	500	534
	El Paso Natural Gas Co. LLC	5.950%	4/15/17	710	800
	El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,000	2,346
	El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	1,923	2,101
	El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	150	140
7	Enable Midstream Partners LP	2.400%	5/15/19	300	300
7	Enable Midstream Partners LP	3.900%	5/15/24	300	301
7	Enable Midstream Partners LP	5.000%	5/15/44	350	356
	Enbridge Energy Partners LP	9.875%	3/1/19	1,595	2,104
	Enbridge Inc.	4.500%	6/10/44	300	296
	Energy Transfer Partners LP	6.125%	2/15/17	300	335
	Energy Transfer Partners LP	9.700%	3/15/19	500	655
	Energy Transfer Partners LP	9.000%	4/15/19	254	324
	Energy Transfer Partners LP	4.150%	10/1/20	1,425	1,507
	Energy Transfer Partners LP	4.650%	6/1/21	545	589
	Energy Transfer Partners LP	5.200%	2/1/22	575	637
	Energy Transfer Partners LP	3.600%	2/1/23	1,000	990
	Energy Transfer Partners LP	6.625%	10/15/36	150	178
	Energy Transfer Partners LP	7.500%	7/1/38	500	643
	Energy Transfer Partners LP	6.050%	6/1/41	1,150	1,301
	Energy Transfer Partners LP	5.150%	2/1/43	925	947
	EnLink Midstream Partners LP	2.700%	4/1/19	300	304
	EnLink Midstream Partners LP	4.400%	4/1/24	225	236
	EnLink Midstream Partners LP	5.600%	4/1/44	175	195
8	Enron Corp.	9.125%	4/1/03	700	—
8	Enron Corp.	7.125%	5/15/07	300	—
8	Enron Corp.	6.875%	10/15/07	1,000	—
	Enterprise Products Operating LLC	5.600%	10/15/14	1,185	1,203
	Enterprise Products Operating LLC	6.300%	9/15/17	175	202
	Enterprise Products Operating LLC	6.650%	4/15/18	50	59
	Enterprise Products Operating LLC	6.500%	1/31/19	50	59
	Enterprise Products Operating LLC	5.200%	9/1/20	235	269
	Enterprise Products Operating LLC	4.050%	2/15/22	175	186
	Enterprise Products Operating LLC	3.350%	3/15/23	350	350
	Enterprise Products Operating LLC	3.900%	2/15/24	1,300	1,343
	Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,810
	Enterprise Products Operating LLC	7.550%	4/15/38	450	621
	Enterprise Products Operating LLC	5.950%	2/1/41	495	588
	Enterprise Products Operating LLC	4.850%	8/15/42	850	878
	Enterprise Products Operating LLC	4.850%	3/15/44	450	465
	Enterprise Products Operating LLC	5.100%	2/15/45	1,275	1,364
4	Enterprise Products Operating LLC	8.375%	8/1/66	250	281
4	Enterprise Products Operating LLC	7.034%	1/15/68	600	684
	Gulf South Pipeline Co. LP	4.000%	6/15/22	300	303
	KeySpan Corp.	8.000%	11/15/30	200	274
	KeySpan Corp.	5.803%	4/1/35	250	288
	Kinder Morgan Energy Partners LP	3.500%	3/1/16	990	1,032
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	750	856
	Kinder Morgan Energy Partners LP	2.650%	2/1/19	25	25
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	350	355
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	857
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	181
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	450	460

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,950	1,896
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,189
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	222
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	330
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	469
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	412
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,858
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,193
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	275	270
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	495
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	527
	Magellan Midstream Partners LP	5.650%	10/15/16	560	619
	Magellan Midstream Partners LP	6.550%	7/15/19	625	745
	Magellan Midstream Partners LP	4.200%	12/1/42	450	426
	Magellan Midstream Partners LP	5.150%	10/15/43	525	574
	National Fuel Gas Co.	6.500%	4/15/18	750	866
	National Fuel Gas Co.	3.750%	3/1/23	500	495
	National Grid plc	6.300%	8/1/16	275	304
	Nisource Finance Corp.	6.400%	3/15/18	615	712
	Nisource Finance Corp.	6.800%	1/15/19	2,550	3,043
	Nisource Finance Corp.	6.125%	3/1/22	450	532
	Nisource Finance Corp.	6.250%	12/15/40	400	479
	Nisource Finance Corp.	5.950%	6/15/41	500	580
	Nisource Finance Corp.	5.800%	2/1/42	300	344
	Nisource Finance Corp.	4.800%	2/15/44	200	202
7	ONE Gas Inc.	2.070%	2/1/19	300	300
7	ONE Gas Inc.	4.658%	2/1/44	125	134
	ONEOK Partners LP	3.250%	2/1/16	50	52
	ONEOK Partners LP	6.150%	10/1/16	410	457
	ONEOK Partners LP	2.000%	10/1/17	625	634
	ONEOK Partners LP	8.625%	3/1/19	400	505
	ONEOK Partners LP	3.375%	10/1/22	250	248
	Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	800	910
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	160
	Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	59
	Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	125	161
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	1,125	1,266
	Plains All American Pipeline LP / PAA Finance Corp.	6.700%	5/15/36	205	259
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	375	356
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	525	531
	Questar Corp.	2.750%	2/1/16	25	26
	Sempra Energy	6.500%	6/1/16	1,315	1,454
	Sempra Energy	6.150%	6/15/18	750	870
	Sempra Energy	9.800%	2/15/19	250	332
	Sempra Energy	4.050%	12/1/23	850	897
	Sempra Energy	6.000%	10/15/39	705	873
	Southern California Gas Co.	5.750%	11/15/35	25	31
	Southern California Gas Co.	4.450%	3/15/44	150	159
7	Southern Natural Gas Co. LLC	5.900%	4/1/17	150	168
	Southern Natural Gas Co. LLC / Southern Natural
	Issuing Corp.	4.400%	6/15/21	1,250	1,354
	Spectra Energy Capital LLC	6.200%	4/15/18	850	977
	Spectra Energy Capital LLC	8.000%	10/1/19	165	208
	Spectra Energy Partners LP	2.950%	9/25/18	75	78
	Sunoco Logistics Partners Operations LP	6.850%	2/15/40	419	517
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	300
	Texas Eastern Transmission LP	7.000%	7/15/32	500	660
	TransCanada PipeLines Ltd.	0.750%	1/15/16	175	175
	TransCanada PipeLines Ltd.	6.500%	8/15/18	300	357
	TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,869
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	965
	TransCanada PipeLines Ltd.	3.750%	10/16/23	600	619
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	939
	TransCanada PipeLines Ltd.	5.850%	3/15/36	125	149

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	TransCanada PipeLines Ltd.	6.200%	10/15/37	700	888
	TransCanada PipeLines Ltd.	7.625%	1/15/39	410	593
	TransCanada PipeLines Ltd.	5.000%	10/16/43	700	764
4	TransCanada PipeLines Ltd.	6.350%	5/15/67	400	416
	Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	230	264
	Western Gas Partners LP	5.375%	6/1/21	500	566
	Western Gas Partners LP	5.450%	4/1/44	600	659
	Williams Cos. Inc.	4.550%	6/24/24	1,200	1,207
	Williams Cos. Inc.	7.500%	1/15/31	321	379
	Williams Cos. Inc.	7.750%	6/15/31	407	489
	Williams Cos. Inc.	5.750%	6/24/44	700	701
	Williams Partners LP	3.800%	2/15/15	125	127
	Williams Partners LP	7.250%	2/1/17	500	572
	Williams Partners LP	5.250%	3/15/20	1,895	2,138
	Williams Partners LP	6.300%	4/15/40	675	800
	Williams Partners LP	5.800%	11/15/43	700	789
	Other Utility (0.0%)
	American Water Capital Corp.	6.085%	10/15/17	125	142
	American Water Capital Corp.	3.850%	3/1/24	1,775	1,835
	American Water Capital Corp.	6.593%	10/15/37	500	663
	American Water Capital Corp.	4.300%	12/1/42	125	126
	United Utilities plc	5.375%	2/1/19	2,200	2,408
	Veolia Environnement SA	6.000%	6/1/18	600	681
					279,154
Total Corporate Bonds (Cost $2,253,085)					2,365,460
Sovereign Bonds (U.S. Dollar-Denominated) (2.3%)
	African Development Bank	0.750%	10/18/16	1,150	1,151
	African Development Bank	1.125%	3/15/17	1,550	1,563
	African Development Bank	0.875%	3/15/18	1,500	1,480
	African Development Bank	1.625%	10/2/18	300	301
	Asian Development Bank	4.250%	10/20/14	300	304
	Asian Development Bank	0.500%	8/17/15	700	701
	Asian Development Bank	2.500%	3/15/16	775	802
	Asian Development Bank	5.500%	6/27/16	100	110
	Asian Development Bank	1.125%	3/15/17	1,325	1,336
	Asian Development Bank	5.593%	7/16/18	500	574
	Asian Development Bank	1.750%	9/11/18	1,650	1,673
	Asian Development Bank	1.875%	10/23/18	530	540
	Asian Development Bank	1.750%	3/21/19	575	579
	Asian Development Bank	1.875%	4/12/19	1,550	1,563
	Asian Development Bank	1.375%	3/23/20	2,250	2,171
	Banco do Brasil SA	3.875%	1/23/17	200	208
	Banco do Brasil SA	3.875%	10/10/22	1,000	940
	Canada	0.875%	2/14/17	2,050	2,055
	Canada	1.625%	2/27/19	800	801
	China Development Bank Corp.	5.000%	10/15/15	175	184
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	225	224
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	1,950	1,840
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	1,650	1,656
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,025
	Corp. Andina de Fomento	5.125%	5/5/15	450	466
	Corp. Andina de Fomento	3.750%	1/15/16	1,765	1,844
	Corp. Andina de Fomento	4.375%	6/15/22	1,375	1,466
	Council Of Europe Development Bank	2.625%	2/16/16	735	761
	Council Of Europe Development Bank	1.250%	9/22/16	1,000	1,014
	Council Of Europe Development Bank	1.500%	6/19/17	1,000	1,016
	Council Of Europe Development Bank	1.000%	3/7/18	525	520
	Council Of Europe Development Bank	1.125%	5/31/18	975	967
9	Development Bank of Japan Inc.	4.250%	6/9/15	910	944
	Ecopetrol SA	7.625%	7/23/19	700	856
	Ecopetrol SA	5.875%	9/18/23	1,750	1,967
	Ecopetrol SA	7.375%	9/18/43	800	988

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Ecopetrol SA	5.875%	5/28/45	100	103
	European Bank for Reconstruction & Development	2.750%	4/20/15	1,000	1,021
	European Bank for Reconstruction & Development	1.625%	9/3/15	100	102
	European Bank for Reconstruction & Development	2.500%	3/15/16	500	518
	European Bank for Reconstruction & Development	1.375%	10/20/16	1,515	1,541
	European Bank for Reconstruction & Development	1.000%	2/16/17	1,000	1,005
	European Bank for Reconstruction & Development	0.750%	9/1/17	1,000	992
	European Bank for Reconstruction & Development	1.000%	6/15/18	700	691
	European Bank for Reconstruction & Development	1.000%	9/17/18	400	392
	European Bank for Reconstruction & Development	1.625%	11/15/18	50	50
	European Bank for Reconstruction & Development	1.750%	6/14/19	2,050	2,044
	European Bank for Reconstruction & Development	1.500%	3/16/20	650	635
	European Investment Bank	1.625%	9/1/15	6,955	7,066
	European Investment Bank	1.375%	10/20/15	2,855	2,893
	European Investment Bank	4.875%	2/16/16	550	590
	European Investment Bank	2.250%	3/15/16	4,050	4,176
	European Investment Bank	0.625%	4/15/16	1,200	1,204
	European Investment Bank	2.500%	5/16/16	525	545
	European Investment Bank	2.125%	7/15/16	1,000	1,032
	European Investment Bank	0.500%	8/15/16	2,850	2,843
	European Investment Bank	5.125%	9/13/16	1,500	1,648
	European Investment Bank	1.250%	10/14/16	950	963
	European Investment Bank	1.125%	12/15/16	1,300	1,311
	European Investment Bank	4.875%	1/17/17	1,225	1,351
	European Investment Bank	1.750%	3/15/17	1,125	1,153
	European Investment Bank	0.875%	4/18/17	1,500	1,498
	European Investment Bank	5.125%	5/30/17	800	896
	European Investment Bank	1.625%	6/15/17	100	102
	European Investment Bank	1.000%	8/17/17	1,475	1,475
	European Investment Bank	1.125%	9/15/17	450	451
	European Investment Bank	1.000%	12/15/17	300	298
	European Investment Bank	1.000%	3/15/18	4,075	4,033
	European Investment Bank	1.000%	6/15/18	3,500	3,442
	European Investment Bank	1.625%	12/18/18	3,200	3,213
	European Investment Bank	1.875%	3/15/19	4,400	4,437
	European Investment Bank	1.750%	6/17/19	3,600	3,593
	European Investment Bank	2.875%	9/15/20	1,650	1,725
	European Investment Bank	4.000%	2/16/21	4,000	4,438
	European Investment Bank	2.500%	4/15/21	3,650	3,713
	European Investment Bank	3.250%	1/29/24	1,550	1,610
	Export Development Canada	2.250%	5/28/15	150	153
	Export Development Canada	1.250%	10/26/16	1,970	1,993
	Export Development Canada	0.750%	12/15/17	900	888
	Export Development Canada	1.500%	10/3/18	1,775	1,768
	Export-Import Bank of Korea	4.125%	9/9/15	1,025	1,065
	Export-Import Bank of Korea	3.750%	10/20/16	300	318
	Export-Import Bank of Korea	4.000%	1/11/17	725	774
	Export-Import Bank of Korea	2.875%	9/17/18	700	721
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,063
	Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,671
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,231
	Federative Republic of Brazil	6.000%	1/17/17	2,545	2,830
4	Federative Republic of Brazil	8.000%	1/15/18	711	791
	Federative Republic of Brazil	5.875%	1/15/19	875	1,000
	Federative Republic of Brazil	8.875%	10/14/19	175	228
	Federative Republic of Brazil	4.875%	1/22/21	3,305	3,601
	Federative Republic of Brazil	2.625%	1/5/23	525	485
	Federative Republic of Brazil	8.875%	4/15/24	325	455
	Federative Republic of Brazil	4.250%	1/7/25	400	405
	Federative Republic of Brazil	8.750%	2/4/25	800	1,116
	Federative Republic of Brazil	10.125%	5/15/27	875	1,389
	Federative Republic of Brazil	8.250%	1/20/34	1,075	1,497
	Federative Republic of Brazil	7.125%	1/20/37	1,150	1,453
4	Federative Republic of Brazil	11.000%	8/17/40	1,650	1,841

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Federative Republic of Brazil	5.625%	1/7/41	3,450	3,698
	FMS Wertmanagement AoeR	0.625%	4/18/16	400	401
	FMS Wertmanagement AoeR	1.125%	10/14/16	1,200	1,212
	FMS Wertmanagement AoeR	1.000%	11/21/17	475	473
	FMS Wertmanagement AoeR	1.625%	11/20/18	1,600	1,605
	Hydro-Quebec	2.000%	6/30/16	1,425	1,463
	Hydro-Quebec	1.375%	6/19/17	1,000	1,006
	Hydro-Quebec	8.400%	1/15/22	1,235	1,637
	Inter-American Development Bank	2.250%	7/15/15	3,975	4,059
	Inter-American Development Bank	1.375%	10/18/16	2,890	2,940
	Inter-American Development Bank	0.875%	11/15/16	400	401
	Inter-American Development Bank	1.125%	3/15/17	100	101
	Inter-American Development Bank	1.000%	7/14/17	1,400	1,398
	Inter-American Development Bank	2.375%	8/15/17	250	261
	Inter-American Development Bank	0.875%	3/15/18	350	345
	Inter-American Development Bank	1.750%	8/24/18	5,105	5,175
	Inter-American Development Bank	3.875%	9/17/19	100	110
	Inter-American Development Bank	3.875%	2/14/20	500	552
	Inter-American Development Bank	2.125%	11/9/20	350	350
	Inter-American Development Bank	3.000%	2/21/24	2,600	2,676
	Inter-American Development Bank	7.000%	6/15/25	250	335
	Inter-American Development Bank	3.875%	10/28/41	800	797
	Inter-American Development Bank	4.375%	1/24/44	1,150	1,256
	International Bank for Reconstruction & Development	2.375%	5/26/15	1,530	1,559
	International Bank for Reconstruction & Development	0.375%	11/16/15	500	500
	International Bank for Reconstruction & Development	2.125%	3/15/16	3,600	3,705
	International Bank for Reconstruction & Development	5.000%	4/1/16	200	216
	International Bank for Reconstruction & Development	0.500%	4/15/16	1,125	1,126
	International Bank for Reconstruction & Development	0.500%	5/16/16	700	698
	International Bank for Reconstruction & Development	1.000%	9/15/16	405	409
	International Bank for Reconstruction & Development	0.625%	10/14/16	1,950	1,948
	International Bank for Reconstruction & Development	0.875%	4/17/17	4,750	4,753
	International Bank for Reconstruction & Development	1.125%	7/18/17	950	954
	International Bank for Reconstruction & Development	1.375%	4/10/18	3,200	3,211
	International Bank for Reconstruction & Development	1.875%	3/15/19	3,300	3,338
	International Bank for Reconstruction & Development	2.125%	11/1/20	2,200	2,196
	International Bank for Reconstruction & Development	2.250%	6/24/21	1,700	1,707
	International Bank for Reconstruction & Development	7.625%	1/19/23	25	35
	International Finance Corp.	2.750%	4/20/15	900	919
	International Finance Corp.	2.250%	4/11/16	525	542
	International Finance Corp.	0.500%	5/16/16	250	250
	International Finance Corp.	0.625%	11/15/16	1,000	999
	International Finance Corp.	1.125%	11/23/16	2,150	2,170
	International Finance Corp.	1.000%	4/24/17	575	575
	International Finance Corp.	2.125%	11/17/17	950	980
	International Finance Corp.	0.625%	12/21/17	625	613
	International Finance Corp.	1.250%	7/16/18	2,200	2,186
	International Finance Corp.	1.750%	9/4/18	1,300	1,316
9	Japan Bank for International Cooperation	1.875%	9/24/15	1,435	1,462
9	Japan Bank for International Cooperation	2.500%	1/21/16	700	723
9	Japan Bank for International Cooperation	2.500%	5/18/16	600	621
9	Japan Bank for International Cooperation	2.250%	7/13/16	575	594
9	Japan Bank for International Cooperation	1.125%	7/19/17	650	652
9	Japan Bank for International Cooperation	1.750%	7/31/18	925	933
9	Japan Bank for International Cooperation	1.750%	11/13/18	3,000	3,012
9	Japan Bank for International Cooperation	2.125%	2/7/19	1,000	1,018
9	Japan Bank for International Cooperation	3.375%	7/31/23	325	341
9	Japan Bank for International Cooperation	3.000%	5/29/24	650	655
9	Japan Finance Organization for Municipalities	5.000%	5/16/17	500	555
10	KFW	2.625%	3/3/15	1,275	1,296
10	KFW	0.500%	9/30/15	1,700	1,705
10	KFW	1.250%	10/26/15	550	557
10	KFW	5.125%	3/14/16	775	837
10	KFW	0.500%	4/19/16	2,000	2,002

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
10	KFW	2.000%	6/1/16	1,250	1,286
10	KFW	0.500%	7/15/16	3,000	2,993
10	KFW	1.250%	10/5/16	1,970	1,998
10	KFW	0.625%	12/15/16	2,100	2,097
10	KFW	1.250%	2/15/17	3,425	3,465
10	KFW	0.750%	3/17/17	3,400	3,375
10	KFW	0.875%	9/5/17	2,000	1,990
10	KFW	4.375%	3/15/18	3,450	3,832
10	KFW	1.000%	6/11/18	1,000	986
10	KFW	4.500%	7/16/18	350	392
10	KFW	1.875%	4/1/19	3,925	3,965
10	KFW	4.875%	6/17/19	4,775	5,486
10	KFW	4.000%	1/27/20	150	166
10	KFW	2.750%	9/8/20	4,500	4,673
10	KFW	2.750%	10/1/20	2,200	2,284
10	KFW	2.375%	8/25/21	2,710	2,725
10	KFW	2.625%	1/25/22	1,500	1,525
10	KFW	2.000%	10/4/22	1,575	1,517
10	KFW	2.125%	1/17/23	1,750	1,695
10	KFW	0.000%	4/18/36	500	234
	Korea Development Bank	4.375%	8/10/15	700	727
	Korea Development Bank	3.250%	3/9/16	970	1,006
	Korea Development Bank	4.000%	9/9/16	750	795
	Korea Development Bank	3.875%	5/4/17	1,000	1,062
	Korea Development Bank	3.750%	1/22/24	1,800	1,877
	Korea Finance Corp.	4.625%	11/16/21	1,375	1,510
10	Landwirtschaftliche Rentenbank	3.125%	7/15/15	325	335
10	Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,089
10	Landwirtschaftliche Rentenbank	2.500%	2/15/16	1,755	1,813
10	Landwirtschaftliche Rentenbank	2.125%	7/15/16	975	1,006
10	Landwirtschaftliche Rentenbank	2.375%	9/13/17	1,000	1,042
10	Landwirtschaftliche Rentenbank	1.000%	4/4/18	1,000	991
10	Landwirtschaftliche Rentenbank	1.875%	9/17/18	600	610
10	Landwirtschaftliche Rentenbank	1.750%	4/15/19	350	351
10	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	416
	Nexen Energy ULC	7.875%	3/15/32	100	135
	Nexen Energy ULC	5.875%	3/10/35	410	459
	Nexen Energy ULC	6.400%	5/15/37	800	965
	Nexen Energy ULC	7.500%	7/30/39	625	846
	Nordic Investment Bank	2.500%	7/15/15	810	829
	Nordic Investment Bank	2.250%	3/15/16	450	464
	Nordic Investment Bank	0.750%	1/17/18	2,700	2,651
	Nordic Investment Bank	1.875%	6/14/19	850	856
	North American Development Bank	2.300%	10/10/18	325	329
	North American Development Bank	4.375%	2/11/20	125	133
	North American Development Bank	2.400%	10/26/22	350	334
11	Oesterreichische Kontrollbank AG	1.125%	7/6/15	1,500	1,513
11	Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,000	1,018
11	Oesterreichische Kontrollbank AG	2.000%	6/3/16	625	642
11	Oesterreichische Kontrollbank AG	0.750%	12/15/16	1,000	1,000
11	Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	334
11	Oesterreichische Kontrollbank AG	1.125%	5/29/18	1,275	1,264
4	Oriental Republic of Uruguay	4.500%	8/14/24	1,650	1,741
4	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,760
	Pemex Project Funding Master Trust	5.750%	3/1/18	1,275	1,435
	Pemex Project Funding Master Trust	6.625%	6/15/35	1,000	1,179
	Pemex Project Funding Master Trust	6.625%	6/15/38	375	437
	Petrobras Global Finance BV	4.875%	3/17/20	3,400	3,488
	Petrobras Global Finance BV	4.375%	5/20/23	2,000	1,922
	Petrobras Global Finance BV	6.250%	3/17/24	1,100	1,170
	Petrobras Global Finance BV	7.250%	3/17/44	200	220
	Petrobras International Finance Co.	3.875%	1/27/16	2,175	2,241
	Petrobras International Finance Co.	6.125%	10/6/16	1,225	1,331
	Petrobras International Finance Co.	3.500%	2/6/17	100	103

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Petrobras International Finance Co.	5.875%	3/1/18	600	656
	Petrobras International Finance Co.	7.875%	3/15/19	850	992
	Petrobras International Finance Co.	5.750%	1/20/20	1,865	1,993
	Petrobras International Finance Co.	5.375%	1/27/21	3,000	3,116
	Petrobras International Finance Co.	6.875%	1/20/40	1,725	1,792
	Petrobras International Finance Co.	6.750%	1/27/41	1,750	1,798
	Petroleos Mexicanos	8.000%	5/3/19	700	868
	Petroleos Mexicanos	6.000%	3/5/20	425	487
	Petroleos Mexicanos	5.500%	1/21/21	3,930	4,391
	Petroleos Mexicanos	4.875%	1/24/22	2,450	2,644
	Petroleos Mexicanos	3.500%	1/30/23	1,500	1,467
	Petroleos Mexicanos	4.875%	1/18/24	1,500	1,590
4	Petroleos Mexicanos	2.290%	2/15/24	200	200
	Petroleos Mexicanos	6.500%	6/2/41	300	350
	Petroleos Mexicanos	5.500%	6/27/44	2,575	2,660
7	Petroleos Mexicanos	6.375%	1/23/45	1,750	2,024
	Province of British Columbia	2.850%	6/15/15	750	768
	Province of British Columbia	2.100%	5/18/16	2,820	2,898
	Province of British Columbia	2.650%	9/22/21	500	504
	Province of British Columbia	2.000%	10/23/22	300	285
	Province of Manitoba	4.900%	12/6/16	1,235	1,358
	Province of Manitoba	1.125%	6/1/18	850	841
	Province of Manitoba	2.100%	9/6/22	300	287
	Province of Manitoba	3.050%	5/14/24	1,600	1,615
	Province of New Brunswick	2.750%	6/15/18	725	757
	Province of Nova Scotia	2.375%	7/21/15	560	571
	Province of Nova Scotia	5.125%	1/26/17	500	553
	Province of Ontario	4.750%	1/19/16	75	80
	Province of Ontario	2.300%	5/10/16	1,460	1,503
	Province of Ontario	1.000%	7/22/16	2,425	2,443
	Province of Ontario	1.600%	9/21/16	5,850	5,943
	Province of Ontario	1.100%	10/25/17	2,050	2,041
	Province of Ontario	3.150%	12/15/17	100	106
	Province of Ontario	1.200%	2/14/18	1,200	1,191
	Province of Ontario	3.000%	7/16/18	400	422
	Province of Ontario	2.000%	9/27/18	1,650	1,671
	Province of Ontario	2.000%	1/30/19	1,875	1,892
	Province of Ontario	1.650%	9/27/19	925	907
	Province of Ontario	4.000%	10/7/19	850	931
	Province of Ontario	4.400%	4/14/20	475	531
	Province of Ontario	2.450%	6/29/22	100	98
	Quebec	5.125%	11/14/16	525	577
	Quebec	4.625%	5/14/18	2,100	2,345
	Quebec	3.500%	7/29/20	1,530	1,637
	Quebec	2.750%	8/25/21	1,375	1,385
	Quebec	2.625%	2/13/23	1,550	1,505
	Quebec	7.125%	2/9/24	400	523
	Quebec	7.500%	9/15/29	475	676
	Region of Lombardy Italy	5.804%	10/25/32	500	519
	Republic of Chile	3.875%	8/5/20	300	321
	Republic of Chile	3.250%	9/14/21	800	824
	Republic of Chile	2.250%	10/30/22	150	141
	Republic of Chile	3.625%	10/30/42	800	702
	Republic of Colombia	7.375%	1/27/17	700	802
	Republic of Colombia	7.375%	3/18/19	825	1,003
	Republic of Colombia	4.375%	7/12/21	2,130	2,284
4	Republic of Colombia	2.625%	3/15/23	825	771
	Republic of Colombia	4.000%	2/26/24	1,800	1,854
	Republic of Colombia	8.125%	5/21/24	400	538
	Republic of Colombia	7.375%	9/18/37	1,000	1,358
	Republic of Colombia	6.125%	1/18/41	1,775	2,123
4	Republic of Colombia	5.625%	2/26/44	800	892
	Republic of Italy	4.750%	1/25/16	1,225	1,299
	Republic of Italy	5.250%	9/20/16	3,445	3,754

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of Italy	5.375%	6/12/17	950	1,050
	Republic of Italy	6.875%	9/27/23	125	159
	Republic of Italy	5.375%	6/15/33	1,400	1,637
	Republic of Korea	7.125%	4/16/19	825	1,017
	Republic of Korea	3.875%	9/11/23	1,800	1,927
	Republic of Korea	4.125%	6/10/44	850	895
	Republic of Panama	5.200%	1/30/20	2,045	2,275
	Republic of Panama	7.125%	1/29/26	900	1,139
4	Republic of Panama	6.700%	1/26/36	1,584	1,954
4	Republic of Panama	4.300%	4/29/53	250	217
	Republic of Peru	8.375%	5/3/16	1,000	1,125
	Republic of Peru	7.125%	3/30/19	700	851
	Republic of Peru	7.350%	7/21/25	900	1,193
	Republic of Peru	8.750%	11/21/33	1,225	1,866
	Republic of Peru	5.625%	11/18/50	1,475	1,650
	Republic of Philippines	8.375%	6/17/19	800	1,019
	Republic of Philippines	6.500%	1/20/20	875	1,043
	Republic of Philippines	4.000%	1/15/21	3,475	3,684
	Republic of Philippines	4.200%	1/21/24	1,400	1,486
	Republic of Philippines	10.625%	3/16/25	425	667
	Republic of Philippines	5.500%	3/30/26	1,400	1,614
	Republic of Philippines	9.500%	2/2/30	1,025	1,603
	Republic of Philippines	7.750%	1/14/31	775	1,070
	Republic of Philippines	6.375%	1/15/32	800	988
	Republic of Philippines	6.375%	10/23/34	1,675	2,111
	Republic of Philippines	5.000%	1/13/37	400	442
	Republic of Poland	3.875%	7/16/15	775	802
	Republic of Poland	5.000%	10/19/15	375	397
	Republic of Poland	6.375%	7/15/19	3,340	3,958
	Republic of Poland	5.125%	4/21/21	900	1,012
	Republic of Poland	5.000%	3/23/22	1,415	1,573
	Republic of Poland	3.000%	3/17/23	2,000	1,941
	Republic of Poland	4.000%	1/22/24	875	912
	Republic of South Africa	6.875%	5/27/19	875	1,011
	Republic of South Africa	5.500%	3/9/20	1,985	2,167
	Republic of South Africa	4.665%	1/17/24	1,100	1,120
	Republic of South Africa	5.875%	9/16/25	300	334
	Republic of South Africa	6.250%	3/8/41	700	806
	Republic of Turkey	7.000%	9/26/16	2,350	2,595
	Republic of Turkey	7.500%	7/14/17	1,600	1,820
	Republic of Turkey	6.750%	4/3/18	1,450	1,636
	Republic of Turkey	7.000%	3/11/19	1,325	1,525
	Republic of Turkey	7.000%	6/5/20	1,625	1,896
	Republic of Turkey	5.625%	3/30/21	175	191
	Republic of Turkey	5.125%	3/25/22	1,125	1,189
	Republic of Turkey	3.250%	3/23/23	1,000	920
	Republic of Turkey	7.375%	2/5/25	2,075	2,519
	Republic of Turkey	11.875%	1/15/30	1,600	2,739
	Republic of Turkey	8.000%	2/14/34	175	230
	Republic of Turkey	6.875%	3/17/36	3,250	3,820
	Republic of Turkey	6.750%	5/30/40	2,000	2,330
	Republic of Turkey	6.000%	1/14/41	2,150	2,296
	Republic of Turkey	4.875%	4/16/43	1,700	1,596
4	Republic of Uruguay	5.100%	6/18/50	300	295
	State of Israel	5.500%	11/9/16	1,320	1,462
	State of Israel	5.125%	3/26/19	300	341
	State of Israel	4.000%	6/30/22	900	964
	State of Israel	3.150%	6/30/23	1,100	1,099
	State of Israel	4.500%	1/30/43	550	538
	Statoil ASA	2.900%	10/15/14	75	75
	Statoil ASA	3.125%	8/17/17	1,085	1,148
	Statoil ASA	1.200%	1/17/18	2,000	1,985
	Statoil ASA	1.950%	11/8/18	200	201
	Statoil ASA	5.250%	4/15/19	1,510	1,733

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Statoil ASA	2.900%	11/8/20	150	153
Statoil ASA	3.150%	1/23/22	125	128
Statoil ASA	2.450%	1/17/23	400	383
Statoil ASA	2.650%	1/15/24	275	264
Statoil ASA	3.700%	3/1/24	500	523
Statoil ASA	7.150%	1/15/29	250	339
Statoil ASA	5.100%	8/17/40	300	340
Statoil ASA	4.250%	11/23/41	325	326
Statoil ASA	3.950%	5/15/43	175	168
Statoil ASA	4.800%	11/8/43	600	658
Svensk Exportkredit AB	1.750%	10/20/15	1,500	1,528
Svensk Exportkredit AB	0.625%	5/31/16	750	751
Svensk Exportkredit AB	2.125%	7/13/16	1,065	1,097
Svensk Exportkredit AB	1.750%	5/30/17	125	128
Svensk Exportkredit AB	1.875%	6/17/19	1,550	1,552
United Mexican States	11.375%	9/15/16	100	123
United Mexican States	5.625%	1/15/17	4,129	4,586
United Mexican States	5.950%	3/19/19	2,313	2,694
United Mexican States	3.500%	1/21/21	1,000	1,038
United Mexican States	3.625%	3/15/22	3,350	3,473
United Mexican States	4.000%	10/2/23	3,232	3,393
United Mexican States	6.750%	9/27/34	809	1,043
United Mexican States	6.050%	1/11/40	1,645	1,990
United Mexican States	4.750%	3/8/44	3,842	3,908
United Mexican States	5.550%	1/21/45	200	228
United Mexican States	5.750%	10/12/10	3,692	3,915
Total Sovereign Bonds (Cost $510,047)				522,995
Taxable Municipal Bonds (0.4%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	200	245
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	100	141
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	50	61
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	175	202
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	560	689
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	75	103
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	175	261
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.793%	4/1/30	100	124
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	175	236
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	325	437
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	125	180
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,210	1,717
California GO	5.750%	3/1/17	150	169
California GO	6.200%	10/1/19	1,600	1,929
California GO	5.700%	11/1/21	1,000	1,200
California GO	7.500%	4/1/34	2,270	3,234
California GO	7.550%	4/1/39	2,005	2,983
California GO	7.300%	10/1/39	350	493
California GO	7.350%	11/1/39	1,025	1,456
California GO	7.625%	3/1/40	450	662
California GO	7.600%	11/1/40	350	530

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Institute of Technology GO	4.700%	11/1/11	950	926
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	100	119
Chicago IL Board of Education GO	6.319%	11/1/29	300	319
Chicago IL Board of Education GO	6.138%	12/1/39	100	102
Chicago IL GO	7.781%	1/1/35	100	123
Chicago IL GO	6.314%	1/1/44	500	553
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	350	420
Chicago IL O'Hare International Airport Revenue	6.845%	1/1/38	50	56
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	75	96
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	200	228
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	735	912
Chicago IL Wastewater Transmission Revenue	6.900%	1/1/40	75	88
Chicago IL Water Revenue	6.742%	11/1/40	75	90
Clark County NV Airport Revenue	6.881%	7/1/42	75	83
Colorado Bridge Enterprise Revenue	6.078%	12/1/40	700	885
Commonwealth Financing Authority Pennsylvania
Revenue	6.218%	6/1/39	325	389
Connecticut GO	5.090%	10/1/30	75	84
Connecticut GO	5.850%	3/15/32	610	745
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.459%	11/1/30	150	167
Cook County IL GO	6.229%	11/15/34	400	463
Curators of the University of Missouri System Facilities
Revenue	5.792%	11/1/41	50	64
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	120
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	1,050	1,191
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	263
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	86
Dallas TX Independent School District GO	6.450%	2/15/35	150	174
Dartmouth College New Hampshire GO	4.750%	6/1/19	25	28
Denver CO City & County School District No. 1 COP	7.017%	12/15/37	100	127
Denver CO City & County School District No. 1 GO	5.664%	12/1/33	75	88
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	60
District of Columbia Income Tax Revenue	5.582%	12/1/35	75	90
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	250	250
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.107%	7/1/18	425	427
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.995%	7/1/20	700	707
George Washington University District of Columbia GO	3.485%	9/15/22	500	501
Georgia GO	4.503%	11/1/25	325	364
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	810	988
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	300	360
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	150	167
Houston TX Utility System Revenue	3.828%	5/15/28	275	289
Illinois GO	4.511%	3/1/15	375	385
Illinois GO	5.365%	3/1/17	375	410
Illinois GO	5.877%	3/1/19	600	671
Illinois GO	4.950%	6/1/23	1,450	1,531
Illinois GO	5.100%	6/1/33	2,920	2,926
Illinois GO	6.630%	2/1/35	480	542
Illinois GO	6.725%	4/1/35	475	546
Illinois GO	7.350%	7/1/35	1,500	1,802
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	200	249
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	75	90
Indianapolis IN Local Public Improvement Revenue	6.116%	1/15/40	475	601
JobsOhio Beverage System Statewide Liquor Profits
Revenue	3.985%	1/1/29	400	403
JobsOhio Beverage System Statewide Liquor Profits
Revenue	4.532%	1/1/35	225	233

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Johns Hopkins University Maryland GO	4.083%	7/1/53	300	292
4	Kentucky Asset/Liability Commission General Fund
	Revenue	3.165%	4/1/18	32	34
	La Paz County AZ Industrial Development Authority
	Project Revenue (LCS Corrections Services, Inc.
	Project)	7.000%	3/1/34	150	148
	Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	75	82
	Los Angeles CA Community College District GO	6.600%	8/1/42	250	343
	Los Angeles CA Community College District GO	6.750%	8/1/49	235	331
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	100	124
	Los Angeles CA Department of Water & Power
	Revenue	6.008%	7/1/39	325	393
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	100	110
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	410	573
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	500	696
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,060	1,292
	Los Angeles CA Unified School District GO	6.758%	7/1/34	100	134
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	125	149
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.488%	8/1/33	200	255
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	50	67
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	100	125
	Massachusetts GO	4.200%	12/1/21	225	243
	Massachusetts GO	5.456%	12/1/39	845	1,000
	Massachusetts Institute of Technology GO	5.600%	7/1/11	400	495
	Massachusetts Institute of Technology GO	4.678%	7/1/14	700	744
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	125	152
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	63
	Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	435	484
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	100	128
	Metropolitan Government of Nashville & Davidson
	County TN GO	5.707%	7/1/34	125	143
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	75	101
	Metropolitan Water District of Southern California
	Revenue	6.947%	7/1/40	75	88
	Mississippi GO	5.245%	11/1/34	50	57
	Missouri Highways & Transportation Commission Road
	Revenue	5.445%	5/1/33	100	117
12	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	835	1,090
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	910	1,056
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	1,150	1,281
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	450	584
13	New Jersey Turnpike Authority Revenue	4.252%	1/1/16	220	227
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	540
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	705	986
	New York City NY GO	6.246%	6/1/35	100	115
	New York City NY GO	5.968%	3/1/36	560	682
	New York City NY GO	5.985%	12/1/36	75	92
	New York City NY GO	5.517%	10/1/37	50	59

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	New York City NY GO	6.271%	12/1/37	1,400	1,793
	New York City NY GO	5.846%	6/1/40	100	122
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	100	125
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	549
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	100	128
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	75	97
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	100	120
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	2,010	2,559
	New York City NY Transitional Finance Authority
	Building Aid Revenue	6.828%	7/15/40	250	321
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	100	122
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	150	180
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.572%	11/1/38	625	752
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	525	762
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	6.089%	11/15/40	50	63
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	100	122
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.648%	11/15/39	585	770
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.500%	3/15/30	530	624
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	95	114
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.389%	3/15/40	100	119
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	300	360
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.838%	3/15/40	75	90
	New York University Hospitals Center GO	4.428%	7/1/42	200	189
	New York University Hospitals Center Revenue	5.750%	7/1/43	375	431
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	200	275
4	Northwestern University GO	4.643%	12/1/44	350	381
	Ohio State University General Receipts Revenue	4.910%	6/1/40	175	198
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,765	1,824
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	100	111
	Orange County CA Local Transportation Authority Sales
	Tax Revenue	6.908%	2/15/41	75	102
	Oregon Department of Transportation Highway User
	Tax Revenue	5.834%	11/15/34	75	94
	Oregon GO	5.762%	6/1/23	500	586
	Oregon GO	5.892%	6/1/27	375	454
13	Oregon School Boards Association GO	4.759%	6/30/28	500	541
14	Oregon School Boards Association GO	5.528%	6/30/28	125	143
	Pennsylvania GO	4.650%	2/15/26	125	139
	Pennsylvania GO	5.350%	5/1/30	400	438
	Pennsylvania Public School Building Authority Lease
	Revenue (School District of Philadelphia)	5.000%	9/15/27	100	109
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,075	1,263
	Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	75	87
	Philadelphia PA Industrial Development Authority City
	Service Agreement Revenue	3.964%	4/15/26	250	248

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	155
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	700	846
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	1,102
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	405
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	535	592
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,075	1,096
President & Fellows of Harvard College Massachusetts
GO	3.619%	10/1/37	500	475
President & Fellows of Harvard College Massachusetts
GO	4.875%	10/15/40	275	310
Princeton University New Jersey GO	4.950%	3/1/19	1,875	2,134
Princeton University New Jersey GO	5.700%	3/1/39	300	377
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	150	192
Rutgers State University NJ Revenue	5.665%	5/1/40	325	394
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	75	85
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	289
San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/41	100	123
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	472
San Diego County CA Regional Airport Authority
Revenue	5.594%	7/1/43	300	322
San Diego County CA Water Authority Revenue	6.138%	5/1/49	100	130
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.000%	11/1/40	75	95
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	500	702
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	645	766
Sonoma County CA Pension Obligation Revenue	6.000%	12/1/29	500	549
South Carolina Public Service Authority Revenue	6.454%	1/1/50	875	1,131
Stanford University California GO	4.250%	5/1/16	400	426
Texas GO	5.517%	4/1/39	660	825
Texas Transportation Commission Revenue	5.028%	4/1/26	100	116
Texas Transportation Commission Revenue	5.178%	4/1/30	275	324
Texas Transportation Commission Revenue	4.631%	4/1/33	300	331
Texas Transportation Commission Revenue	4.681%	4/1/40	100	110
Tufts University Massachusetts GO	5.017%	4/15/12	550	557
University of California Regents General Revenue	4.601%	5/15/31	500	545
University of California Regents Medical Center
Revenue	6.548%	5/15/48	150	193
University of California Regents Medical Center
Revenue	6.583%	5/15/49	125	162
University of California Revenue	1.796%	7/1/19	175	173
University of California Revenue	6.270%	5/15/31	1,000	1,102
University of California Revenue	5.770%	5/15/43	410	501
University of California Revenue	4.765%	5/15/44	150	155
University of California Revenue	5.946%	5/15/45	275	339
University of California Revenue	4.858%	5/15/12	330	335
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	75	87
University of Pennsylvania GO	4.674%	9/1/12	625	620
University of Southern California GO	5.250%	10/1/11	200	237
University of Texas System Revenue Financing System
Revenue	5.262%	7/1/39	100	119
University of Texas System Revenue Financing System
Revenue	6.276%	8/15/41	75	83
University of Texas System Revenue Financing System
Revenue	5.134%	8/15/42	150	177
University of Texas System Revenue Financing System
Revenue	4.794%	8/15/46	385	431
University of Virginia Revenue	6.200%	9/1/39	800	1,071
Utah GO	4.554%	7/1/24	125	140
Utah GO	3.539%	7/1/25	50	52

Vanguard® Balanced Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Virginia Commonwealth Transportation Board Revenue	5.350%	5/15/35	500	580
	Washington GO	5.481%	8/1/39	50	61
	Washington GO	5.140%	8/1/40	480	565
14	Wisconsin GO	5.700%	5/1/26	325	379
	Yale University Connecticut GO	2.086%	4/15/19	150	152
Total Taxable Municipal Bonds (Cost $86,979)					97,503
Temporary Cash Investments (2.7%)[1]
U.S. Government and Agency Obligations (0.0%)
2	Federal Home Loan Bank Discount Notes	0.053%–0.060%	8/1/14	1,100	1,100
2,15	Federal Home Loan Bank Discount Notes	0.065%	8/29/14	500	500
2,15	Federal Home Loan Bank Discount Notes	0.080%	9/24/14	2,000	2,000
					3,600

				Shares
Money Market Fund (2.7%)
16,17	Vanguard Market Liquidity Fund	0.111%		616,540,292	616,540
Total Temporary Cash Investments (Cost $620,140)					620,140
Total Investments (102.2%) (Cost $16,258,241)					23,571,453
Other Assets and Liabilities—Net (-2.2%)					(512,364)
Net Assets (100%)					23,059,089

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,809,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.4% and2.5%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2014.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate value of these securities was $28,806,000, representing
0.1% of net assets.
8 Non-income-producing security--security in default.
9 Guaranteed by the Government of Japan.
10 Guaranteed by the Federal Republic of Germany.
11 Guaranteed by the Republic of Austria.
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
15 Securities with a value of $2,100,000 have been segregated as initial margin for open futures contracts.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17 Includes $25,203,000 of collateral received for securities on loan.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA022 082014

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.